UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2017

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small Mid/Cap Equity Index Fund

State Street Small Mid/Cap Equity Index Portfolio

State Street Disciplined U.S. Equity Fund

State Street Disciplined International Equity Fund

State Street Disciplined Global Equity Fund

State Street Emerging Markets Equity Index Fund

State Street Hedged International Developed Equity Index Fund

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Asia Pacific Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Quarterly Report

September 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Equity 500 Index II Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Consumer Discretionary – 11.6%
Advance Auto Parts, Inc.	7,000	$694,400
Amazon.com, Inc.(a)	35,490	34,118,311
AutoZone, Inc.(a)	2,476	1,473,492
Best Buy Co., Inc.	22,906	1,304,726
BorgWarner, Inc.	18,977	972,192
CarMax, Inc.(a)	14,903	1,129,796
Carnival Corp.	37,201	2,402,069
CBS Corp. Class B	33,142	1,922,236
Charter Communications, Inc. Class A(a)	18,100	6,577,902
Chipotle Mexican Grill, Inc.(a)(b)	2,686	826,831
Coach, Inc.	22,828	919,512
Comcast Corp. Class A	421,466	16,218,012
D.R. Horton, Inc.	32,197	1,285,626
Darden Restaurants, Inc.	11,671	919,441
Delphi Automotive PLC	23,919	2,353,630
Discovery Communications, Inc. Class A(a)	14,403	306,640
Discovery Communications, Inc. Class C(a)	21,003	425,521
DISH Network Corp. Class A(a)	18,600	1,008,678
Dollar General Corp.	21,713	1,759,839
Dollar Tree, Inc.(a)	21,626	1,877,569
Expedia, Inc.	10,134	1,458,688
Foot Locker, Inc.	12,900	454,338
Ford Motor Co.	344,038	4,118,135
Gap, Inc.(b)	20,834	615,228
Garmin, Ltd.(b)	10,940	590,432
General Motors Co.	120,323	4,858,643
Genuine Parts Co.	11,989	1,146,748
Goodyear Tire & Rubber Co.	19,544	649,838
H&R Block, Inc.	19,664	520,703
Hanesbrands, Inc.(b)	28,100	692,384
Harley-Davidson, Inc.(b)	16,816	810,699
Hasbro, Inc.	9,097	888,504
Hilton Worldwide Holdings, Inc.	17,000	1,180,650
Home Depot, Inc.	105,502	17,255,907
Interpublic Group of Cos., Inc.	37,666	783,076
Kohl’s Corp.(b)	16,745	764,409
L Brands, Inc.(b)	22,821	949,582
Leggett & Platt, Inc.	12,654	603,975
Lennar Corp. Class A	18,706	987,677
LKQ Corp.(a)	29,200	1,050,908
Lowe’s Cos., Inc.	77,450	6,191,353
Macy’s, Inc.(b)	29,062	634,133
Marriott International, Inc. Class A	27,555	3,038,214
Mattel, Inc.(b)	32,533	503,611
McDonald’s Corp.	72,810	11,407,871
MGM Resorts International	42,700	1,391,593
Michael Kors Holdings, Ltd.(a)	15,614	747,130
Mohawk Industries, Inc.(a)	5,231	1,294,725
Netflix, Inc.(a)	38,304	6,946,430
Newell Brands, Inc.	42,841	1,828,025
News Corp. Class A	36,288	481,179
News Corp. Class B	11,400	155,610
NIKE, Inc. Class B	117,906	6,113,426
Nordstrom, Inc.	11,077	522,281
O’Reilly Automotive, Inc.(a)	8,180	1,761,727
Omnicom Group, Inc.	21,491	1,591,838
Priceline Group, Inc.(a)	4,375	8,009,837
PulteGroup, Inc.	28,262	772,400
PVH Corp.	7,549	951,627
Ralph Lauren Corp.	5,379	474,912
Ross Stores, Inc.	35,156	2,270,023
Royal Caribbean Cruises, Ltd.	14,300	1,695,122
Scripps Networks Interactive, Inc. Class A	9,072	779,194
Signet Jewelers, Ltd.(b)	6,600	439,230
Starbucks Corp.	130,430	7,005,395
Target Corp.	49,672	2,931,145
Tiffany & Co.	10,199	936,064
Time Warner, Inc.	69,011	7,070,177
TJX Cos., Inc.	56,637	4,175,846
Tractor Supply Co.	12,426	786,442
TripAdvisor, Inc.(a)(b)	10,842	439,426
Twenty-First Century Fox, Inc. Class A	94,200	2,484,996
Twenty-First Century Fox, Inc. Class B	39,600	1,021,284
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,400	1,220,724
Under Armour, Inc. Class A(a)(b)	17,424	287,148
Under Armour, Inc. Class C(a)(b)	17,575	263,976
VF Corp.(b)	28,144	1,789,114
Viacom, Inc. Class B	32,981	918,191
Walt Disney Co.	138,252	13,627,500
Whirlpool Corp.	6,002	1,107,009
Wyndham Worldwide Corp.	8,353	880,490
Wynn Resorts, Ltd.(b)	7,541	1,123,006
Yum! Brands, Inc.	29,802	2,193,725

		229,140,096

Consumer Staples – 8.0%
Altria Group, Inc.	173,129	10,979,841
Archer-Daniels-Midland Co.	50,832	2,160,868
Brown-Forman Corp. Class B	17,342	941,671
Campbell Soup Co.	18,382	860,645
Church & Dwight Co., Inc.	23,300	1,128,885
Clorox Co.	11,764	1,551,789
Coca-Cola Co.	342,600	15,420,426
Colgate-Palmolive Co.	78,523	5,720,401
Conagra Brands, Inc.	34,924	1,178,336
Constellation Brands, Inc. Class A	15,450	3,081,503
Costco Wholesale Corp.	39,155	6,432,775
Coty, Inc. Class A(b)	44,678	738,527
CVS Health Corp.	90,605	7,367,999
Dr. Pepper Snapple Group, Inc.	16,797	1,486,031

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Estee Lauder Cos., Inc. Class A	20,341	$2,193,573
General Mills, Inc.	51,942	2,688,518
Hershey Co.	11,467	1,251,852
Hormel Foods Corp.(b)	25,602	822,848
J.M. Smucker Co.	9,505	997,360
Kellogg Co.	21,528	1,342,701
Kimberly-Clark Corp.	31,427	3,698,329
Kraft Heinz Co.	52,718	4,088,281
Kroger Co.	82,442	1,653,787
McCormick & Co., Inc.	9,092	933,203
Molson Coors Brewing Co. Class B	16,853	1,375,879
Mondelez International, Inc. Class A	135,815	5,522,238
Monster Beverage Corp.(a)	36,835	2,035,134
PepsiCo, Inc.	127,316	14,186,822
Philip Morris International, Inc.	138,412	15,365,116
Procter & Gamble Co.	227,026	20,654,825
Sysco Corp.	44,274	2,388,582
Tyson Foods, Inc. Class A	25,244	1,778,440
Wal-Mart Stores, Inc.	132,003	10,314,714
Walgreens Boots Alliance, Inc.	82,705	6,386,480

		158,728,379

Energy – 6.0%
Anadarko Petroleum Corp.	50,082	2,446,506
Andeavor	12,516	1,291,025
Apache Corp.(b)	34,755	1,591,779
Baker Hughes a GE Co.	38,979	1,427,411
Cabot Oil & Gas Corp.	44,178	1,181,761
Chesapeake Energy Corp.(a)(b)	70,788	304,388
Chevron Corp.	168,312	19,776,660
Cimarex Energy Co.	9,058	1,029,623
Concho Resources, Inc.(a)(b)	12,300	1,620,156
ConocoPhillips	109,527	5,481,826
Devon Energy Corp.	44,301	1,626,290
EOG Resources, Inc.	52,371	5,066,371
EQT Corp.	16,457	1,073,655
Exxon Mobil Corp.	379,275	31,092,964
Halliburton Co.	77,967	3,588,821
Helmerich & Payne, Inc.(b)	10,226	532,877
Hess Corp.	25,357	1,188,990
Kinder Morgan, Inc.	172,550	3,309,509
Marathon Oil Corp.	80,488	1,091,417
Marathon Petroleum Corp.	46,974	2,634,302
National Oilwell Varco, Inc.	35,916	1,283,279
Newfield Exploration Co.(a)	18,715	555,274
Noble Energy, Inc.	40,725	1,154,961
Occidental Petroleum Corp.	69,809	4,482,436
ONEOK, Inc.	33,496	1,856,013
Phillips 66	39,573	3,625,282
Pioneer Natural Resources Co.	15,176	2,239,067
Range Resources Corp.(b)	17,859	349,501
Schlumberger, Ltd.	123,750	8,632,800
TechnipFMC PLC(a)	37,791	1,055,125
Valero Energy Corp.	40,323	3,102,048
Williams Cos., Inc.	71,258	2,138,453

		117,830,570

Financials – 14.3%
Affiliated Managers Group, Inc.	5,224	991,672
Aflac, Inc.	35,853	2,918,076
Allstate Corp.	32,639	2,999,850
American Express Co.	66,412	6,007,630
American International Group, Inc.	80,001	4,911,261
Ameriprise Financial, Inc.	13,644	2,026,270
Aon PLC	22,965	3,355,187
Arthur J Gallagher & Co.	16,900	1,040,195
Assurant, Inc.	5,385	514,375
Bank of America Corp.	883,105	22,377,881
Bank of New York Mellon Corp.	94,194	4,994,166
BB&T Corp.	72,531	3,404,605
Berkshire Hathaway, Inc. Class B(a)	172,084	31,546,439
BlackRock, Inc.	11,016	4,925,143
Brighthouse Financial, Inc.(a)	8,679	527,683
Capital One Financial Corp.	43,195	3,656,889
CBOE Holdings, Inc.	8,700	936,381
Charles Schwab Corp.	107,404	4,697,851
Chubb, Ltd.	41,353	5,894,870
Cincinnati Financial Corp.	14,209	1,087,983
Citigroup, Inc.	244,627	17,794,168
Citizens Financial Group, Inc.	46,700	1,768,529
CME Group, Inc.	30,563	4,146,788
Comerica, Inc.	16,327	1,245,097
Discover Financial Services	34,328	2,213,469
E*TRADE Financial Corp.(a)	26,042	1,135,692
Everest Re Group, Ltd.	3,300	753,687
Fifth Third Bancorp	68,762	1,923,961
Franklin Resources, Inc.	28,189	1,254,692
Goldman Sachs Group, Inc.	32,346	7,672,148
Hartford Financial Services Group, Inc.	30,667	1,699,872
Huntington Bancshares, Inc.	88,891	1,240,918
Intercontinental Exchange, Inc.	53,385	3,667,549
Invesco, Ltd.	33,311	1,167,217
JPMorgan Chase & Co.	314,743	30,061,104
KeyCorp	98,296	1,849,931
Leucadia National Corp.	30,827	778,382
Lincoln National Corp.	20,682	1,519,713
Loews Corp.	22,419	1,072,973
M&T Bank Corp.	13,663	2,200,290
Marsh & McLennan Cos., Inc.	45,319	3,798,185
MetLife, Inc.	95,470	4,959,666
Moody’s Corp.	15,232	2,120,447
Morgan Stanley	126,175	6,077,850
Nasdaq, Inc.	10,875	843,574
Navient Corp.	28,813	432,771
Northern Trust Corp.	18,096	1,663,565
People’s United Financial, Inc.	29,566	536,327
PNC Financial Services Group, Inc.	42,775	5,764,787
Principal Financial Group, Inc.	22,165	1,426,096
Progressive Corp.	49,249	2,384,637
Prudential Financial, Inc.	37,902	4,029,741
Raymond James Financial, Inc.	11,700	986,661
Regions Financial Corp.	106,046	1,615,081
S&P Global, Inc.	23,168	3,621,390
State Street Corp.(c)	32,078	3,064,732

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
SunTrust Banks, Inc.	43,836	$2,620,078
Synchrony Financial	68,576	2,129,285
T Rowe Price Group, Inc.	20,555	1,863,311
Torchmark Corp.	10,512	841,906
Travelers Cos., Inc.	24,506	3,002,475
Unum Group	18,105	925,709
US Bancorp	140,822	7,546,651
Wells Fargo & Co.	399,103	22,010,530
Willis Towers Watson PLC	11,676	1,800,789
XL Group, Ltd.	20,948	826,399
Zions Bancorp	19,395	915,056

		281,788,286

Health Care – 14.2%
Abbott Laboratories	154,249	8,230,727
AbbVie, Inc.	142,743	12,684,143
Aetna, Inc.	29,244	4,650,088
Agilent Technologies, Inc.	29,493	1,893,451
Alexion Pharmaceuticals, Inc.(a)	20,073	2,816,041
Align Technology, Inc.(a)	6,100	1,136,247
Allergan PLC	29,806	6,108,740
AmerisourceBergen Corp.	15,134	1,252,339
Amgen, Inc.	65,954	12,297,123
Anthem, Inc.	24,119	4,579,716
Baxter International, Inc.	43,279	2,715,757
Becton Dickinson and Co.	20,736	4,063,219
Biogen, Inc.(a)	18,884	5,912,958
Boston Scientific Corp.(a)	119,657	3,490,395
Bristol-Myers Squibb Co.	146,604	9,344,539
C.R. Bard, Inc.	6,235	1,998,317
Cardinal Health, Inc.	28,133	1,882,660
Celgene Corp.(a)	70,071	10,217,753
Centene Corp.(a)	16,200	1,567,674
Cerner Corp.(a)	25,837	1,842,695
Cigna Corp.	22,585	4,222,040
Cooper Cos., Inc.	4,600	1,090,706
Danaher Corp.	55,594	4,768,853
DaVita, Inc.(a)	15,028	892,513
DENTSPLY SIRONA, Inc.	18,834	1,126,462
Edwards Lifesciences Corp.(a)	18,810	2,056,121
Eli Lilly & Co.	86,518	7,400,750
Envision Healthcare Corp.(a)	11,174	502,271
Express Scripts Holding Co.(a)	50,967	3,227,230
Gilead Sciences, Inc.	116,252	9,418,737
HCA Healthcare, Inc.(a)	25,700	2,045,463
Henry Schein, Inc.(a)	13,200	1,082,268
Hologic, Inc.(a)	26,400	968,616
Humana, Inc.	13,290	3,237,843
IDEXX Laboratories, Inc.(a)	8,100	1,259,469
Illumina, Inc.(a)	13,000	2,589,600
Incyte Corp.(a)	14,300	1,669,382
Intuitive Surgical, Inc.(a)	3,348	3,501,606
Johnson & Johnson	241,008	31,333,450
Laboratory Corp. of America Holdings(a)	8,375	1,264,374
McKesson Corp.	18,524	2,845,472
Medtronic PLC	122,793	9,549,612
Merck & Co., Inc.	243,772	15,608,721
Mettler-Toledo International, Inc.(a)	2,400	1,502,784
Mylan NV(a)	49,102	1,540,330
Patterson Cos., Inc.(b)	7,935	306,688
PerkinElmer, Inc.	10,386	716,322
Perrigo Co. PLC(b)	13,586	1,150,055
Pfizer, Inc.	530,033	18,922,178
Quest Diagnostics, Inc.	11,242	1,052,701
Quintiles IMS Holdings, Inc.(a)	12,200	1,159,854
Regeneron Pharmaceuticals, Inc.(a)	7,042	3,148,619
ResMed, Inc.	12,500	962,000
Stryker Corp.	28,994	4,117,728
Thermo Fisher Scientific, Inc.	35,912	6,794,550
UnitedHealth Group, Inc.	85,874	16,818,423
Universal Health Services, Inc. Class B	8,500	942,990
Varian Medical Systems, Inc.(a)	8,829	883,430
Vertex Pharmaceuticals, Inc.(a)	22,752	3,459,214
Waters Corp.(a)	6,550	1,175,856
Zimmer Biomet Holdings, Inc.	17,025	1,993,457
Zoetis, Inc.	42,920	2,736,579

		279,729,899

Industrials – 10.0%
3M Co.	53,529	11,235,737
Acuity Brands, Inc.	4,200	719,376
Alaska Air Group, Inc.	11,700	892,359
Allegion PLC	9,096	786,531
American Airlines Group, Inc.	39,500	1,875,855
AMETEK, Inc.	18,799	1,241,486
AO Smith Corp.	13,000	772,590
Arconic, Inc.	36,186	900,308
Boeing Co.	50,064	12,726,769
C.H. Robinson Worldwide, Inc.(b)	13,479	1,025,752
Caterpillar, Inc.	53,224	6,637,565
Cintas Corp.	8,166	1,178,191
CSX Corp.	81,355	4,414,322
Cummins, Inc.	14,314	2,405,181
Deere & Co.	28,883	3,627,416
Delta Air Lines, Inc.	60,334	2,909,306
Dover Corp.	14,750	1,348,003
Eaton Corp. PLC	39,425	3,027,446
Emerson Electric Co.	56,679	3,561,708
Equifax, Inc.	9,988	1,058,628
Expeditors International of Washington, Inc.	17,176	1,028,155
Fastenal Co.(b)	27,458	1,251,536
FedEx Corp.	22,350	5,041,713
Flowserve Corp.	12,345	525,774
Fluor Corp.	13,204	555,888
Fortive Corp.	27,597	1,953,592
Fortune Brands Home & Security, Inc.	14,700	988,281
General Dynamics Corp.	25,072	5,154,302
General Electric Co.	772,888	18,688,432
Honeywell International, Inc.	68,378	9,691,898
IHS Markit, Ltd.(a)	29,200	1,287,136
Illinois Tool Works, Inc.	28,400	4,202,064
Ingersoll-Rand PLC	21,584	1,924,645
Jacobs Engineering Group, Inc.	11,443	666,784
JB Hunt Transport Services, Inc.	8,300	921,964

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Johnson Controls International PLC	82,508	$3,324,247
Kansas City Southern	8,496	923,345
L3 Technologies, Inc.	7,338	1,382,699
Lockheed Martin Corp.	22,071	6,848,411
Masco Corp.	29,384	1,146,270
Nielsen Holdings PLC	27,325	1,132,621
Norfolk Southern Corp.	25,987	3,436,521
Northrop Grumman Corp.	15,725	4,524,397
PACCAR, Inc.	31,239	2,259,829
Parker-Hannifin Corp.	12,189	2,133,319
Pentair PLC	15,904	1,080,836
Quanta Services, Inc.(a)	14,407	538,390
Raytheon Co.	25,646	4,785,031
Republic Services, Inc.	18,889	1,247,807
Robert Half International, Inc.	12,266	617,470
Rockwell Automation, Inc.	11,826	2,107,511
Rockwell Collins, Inc.	14,831	1,938,560
Roper Technologies, Inc.	9,365	2,279,441
Snap-on, Inc.(b)	5,540	825,515
Southwest Airlines Co.	49,859	2,791,107
Stanley Black & Decker, Inc.	12,957	1,956,118
Stericycle, Inc.(a)	8,096	579,836
Textron, Inc.	21,633	1,165,586
TransDigm Group, Inc.(b)	4,100	1,048,165
Union Pacific Corp.	71,898	8,338,011
United Continental Holdings, Inc.(a)	23,700	1,442,856
United Parcel Service, Inc. Class B	61,391	7,372,445
United Rentals, Inc.(a)	8,000	1,109,920
United Technologies Corp.	66,351	7,702,024
Verisk Analytics, Inc.(a)	12,500	1,039,875
W.W. Grainger, Inc.(b)	5,157	926,971
Waste Management, Inc.	36,135	2,828,286
Xylem, Inc.	17,058	1,068,343

		198,128,456

Information Technology – 22.7%
Accenture PLC Class A	55,118	7,444,788
Activision Blizzard, Inc.	68,000	4,386,680
Adobe Systems, Inc.(a)	44,144	6,585,402
Advanced Micro Devices, Inc.(a)	66,400	846,600
Akamai Technologies, Inc.(a)	16,490	803,393
Alliance Data Systems Corp.	4,896	1,084,709
Alphabet, Inc. Class A(a)	26,667	25,966,191
Alphabet, Inc. Class C(a)	26,987	25,883,502
Amphenol Corp. Class A	27,320	2,312,365
Analog Devices, Inc.	32,552	2,805,006
ANSYS, Inc.(a)	6,900	846,837
Apple, Inc.	461,624	71,145,491
Applied Materials, Inc.	94,554	4,925,318
Autodesk, Inc.(a)	19,906	2,234,648
Automatic Data Processing, Inc.	40,552	4,433,145
Broadcom, Ltd.	35,891	8,705,003
CA, Inc.	29,740	992,721
Cadence Design Systems, Inc.(a)	26,000	1,026,220
Cars.com, Inc.(a)	1	27
Cisco Systems, Inc.	445,890	14,995,281
Citrix Systems, Inc.(a)	12,189	936,359
Cognizant Technology Solutions Corp. Class A	53,841	3,905,626
Corning, Inc.	82,626	2,472,170
CSRA, Inc.	13,812	445,713
DXC Technology Co.	25,838	2,218,967
eBay, Inc.(a)	90,545	3,482,361
Electronic Arts, Inc.(a)	26,979	3,185,141
F5 Networks, Inc.(a)	6,241	752,415
Facebook, Inc. Class A(a)	211,393	36,120,722
Fidelity National Information Services, Inc.	29,291	2,735,486
Fiserv, Inc.(a)	19,062	2,458,235
FLIR Systems, Inc.	12,961	504,312
Gartner, Inc.(a)	8,200	1,020,162
Global Payments, Inc.	12,476	1,185,594
Harris Corp.	9,902	1,303,895
Hewlett Packard Enterprise Co.	149,453	2,198,454
HP, Inc.	151,253	3,019,010
Intel Corp.	419,736	15,983,547
International Business Machines Corp.	76,595	11,112,403
Intuit, Inc.	21,737	3,089,697
Juniper Networks, Inc.	36,149	1,006,027
KLA-Tencor Corp.	12,832	1,360,192
Lam Research Corp.	14,977	2,771,344
Mastercard, Inc. Class A	84,051	11,868,001
Microchip Technology, Inc.(b)	19,083	1,713,272
Micron Technology, Inc.(a)	100,634	3,957,935
Microsoft Corp.	687,358	51,201,297
Motorola Solutions, Inc.	13,372	1,134,882
NetApp, Inc.	21,614	945,829
NVIDIA Corp.	53,244	9,518,430
Oracle Corp.	267,935	12,954,657
Paychex, Inc.	28,207	1,691,292
PayPal Holdings, Inc.(a)	98,745	6,322,642
Qorvo, Inc.(a)	12,100	855,228
QUALCOMM, Inc.	131,426	6,813,124
Red Hat, Inc.(a)	16,370	1,814,778
salesforce.com, Inc.(a)	60,495	5,651,443
Seagate Technology PLC(b)	28,024	929,556
Skyworks Solutions, Inc.	16,900	1,722,110
Symantec Corp.	50,460	1,655,593
Synopsys, Inc.(a)	12,000	966,360
TE Connectivity, Ltd.	31,651	2,628,932
Texas Instruments, Inc.	89,693	8,040,080
Total System Services, Inc.	15,676	1,026,778
VeriSign, Inc.(a)(b)	8,601	915,060
Visa, Inc. Class A	164,460	17,307,770
Western Digital Corp.	26,353	2,276,899
Western Union Co.	46,045	884,064
Xerox Corp.	20,227	673,357
Xilinx, Inc.(b)	22,860	1,619,174

		447,779,702

Materials – 2.9%
Air Products & Chemicals, Inc.	19,002	2,873,482
Albemarle Corp.(b)	8,900	1,213,159
Alcoa Corp.	1	47
Avery Dennison Corp.	8,470	832,940
Ball Corp.	28,732	1,186,632
CF Industries Holdings, Inc.	22,120	777,739
DowDuPont, Inc.	208,946	14,465,332

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Eastman Chemical Co.	11,736	$1,061,991
Ecolab, Inc.	23,501	3,022,464
FMC Corp.	12,678	1,132,272
Freeport-McMoRan, Inc.(a)	117,040	1,643,242
International Flavors & Fragrances, Inc.	7,551	1,079,113
International Paper Co.	37,703	2,142,284
LyondellBasell Industries NV Class A	29,448	2,916,824
Martin Marietta Materials, Inc.	5,745	1,184,791
Monsanto Co.	39,961	4,788,127
Mosaic Co.	33,284	718,602
Newmont Mining Corp.	45,233	1,696,690
Nucor Corp.	27,148	1,521,374
Packaging Corp. of America	8,300	951,844
PPG Industries, Inc.	22,954	2,494,182
Praxair, Inc.	25,011	3,495,037
Sealed Air Corp.	18,323	782,758
Sherwin-Williams Co.	7,209	2,581,110
Vulcan Materials Co.	10,971	1,312,132
WestRock Co.	20,536	1,165,007

		57,039,175

Real Estate – 2.9%
Alexandria Real Estate Equities, Inc. REIT	7,600	904,172
American Tower Corp. REIT	37,518	5,127,960
Apartment Investment & Management Co. Class A REIT	14,887	652,944
AvalonBay Communities, Inc. REIT	12,269	2,189,035
Boston Properties, Inc. REIT	14,146	1,738,260
CBRE Group, Inc. Class A(a)	28,467	1,078,330
Crown Castle International Corp. REIT	36,558	3,655,069
Digital Realty Trust, Inc. REIT	18,600	2,200,938
Duke Realty Corp. REIT	31,400	904,948
Equinix, Inc. REIT	7,143	3,187,921
Equity Residential REIT	33,619	2,216,501
Essex Property Trust, Inc. REIT	5,545	1,408,596
Extra Space Storage, Inc. REIT	12,000	959,040
Federal Realty Investment Trust REIT	6,800	844,628
GGP, Inc. REIT(b)	57,658	1,197,557
HCP, Inc. REIT	38,523	1,072,095
Host Hotels & Resorts, Inc. REIT	60,462	1,117,942
Iron Mountain, Inc. REIT	23,281	905,631
Kimco Realty Corp. REIT	40,353	788,901
Macerich Co. REIT	11,455	629,681
Mid-America Apartment Communities, Inc. REIT	10,800	1,154,304
Prologis, Inc. REIT	47,152	2,992,266
Public Storage REIT	13,035	2,789,360
Realty Income Corp. REIT(b)	23,800	1,361,122
Regency Centers Corp. REIT	12,500	775,500
SBA Communications Corp. REIT(a)	10,800	1,555,740
Simon Property Group, Inc. REIT	28,480	4,585,565
SL Green Realty Corp. REIT	9,600	972,672
UDR, Inc. REIT	25,400	965,962
Ventas, Inc. REIT	32,497	2,116,530
Vornado Realty Trust REIT	14,268	1,096,924
Welltower, Inc. REIT	32,319	2,271,379
Weyerhaeuser Co. REIT	66,687	2,269,359

		57,686,832

Telecommunication Services – 2.1%
AT&T, Inc.	545,687	21,374,560
CenturyLink, Inc.(b)	44,692	844,679
Level 3 Communications, Inc.(a)	24,700	1,316,263
Verizon Communications, Inc.	362,515	17,940,867

		41,476,369

Utilities – 3.0%
AES Corp.	62,636	690,249
Alliant Energy Corp.	21,600	897,912
Ameren Corp.	19,804	1,145,463
American Electric Power Co., Inc.	44,009	3,091,192
American Water Works Co., Inc.	14,600	1,181,286
CenterPoint Energy, Inc.	40,876	1,193,988
CMS Energy Corp.	22,755	1,054,012
Consolidated Edison, Inc.	27,152	2,190,623
Dominion Energy, Inc.	57,294	4,407,628
DTE Energy Co.	16,445	1,765,535
Duke Energy Corp.	61,892	5,193,977
Edison International	29,014	2,239,011
Entergy Corp.	14,698	1,122,339
Eversource Energy	29,017	1,753,788
Exelon Corp.	82,984	3,126,007
FirstEnergy Corp.	40,393	1,245,316
NextEra Energy, Inc.	41,564	6,091,204
NiSource, Inc.	30,704	785,715
NRG Energy, Inc.	30,002	767,751
PG&E Corp.	45,414	3,092,239
Pinnacle West Capital Corp.	10,604	896,674
PPL Corp.	60,519	2,296,696
Public Service Enterprise Group, Inc.	46,388	2,145,445
SCANA Corp.	13,599	659,416
Sempra Energy	22,362	2,552,175
Southern Co.	90,659	4,454,983
WEC Energy Group, Inc.	28,882	1,813,212
Xcel Energy, Inc.	45,051	2,131,813

		59,985,649

TOTAL COMMON STOCKS (Cost $1,469,418,070)		1,929,313,413

SHORT-TERM INVESTMENTS – 2.5%
Money Market Funds – 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(d)(e)	48,191,492	48,191,492

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS – (continued)
Money Market Funds – (continued)
State Street Navigator Securities Lending Government Money Market Portfolio(d)(f)	304,222	$304,222

		48,495,714

TOTAL SHORT-TERM INVESTMENTS (Cost $48,495,714)		48,495,714

TOTAL INVESTMENTS – 100.2% (Cost $1,517,913,784)		1,977,809,127
Liabilities in Excess of Other Assets – (0.2)%		(3,830,151)

NET ASSETS – 100.0%		$1,973,978,976

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at September 30, 2017.

(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at September 30, 2017.

(f)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	12/15/2017	400	49,362,790	$50,322,000	$959,210

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$229,140,096	$–	$–	$229,140,096
Consumer Staples	158,728,379	–	–	158,728,379
Energy	117,830,570	–	–	117,830,570
Financials	281,788,286	–	–	281,788,286
Health Care	279,729,899	–	–	279,729,899
Industrials	198,128,456	–	–	198,128,456
Information Technology	447,779,702	–	–	447,779,702
Materials	57,039,175	–	–	57,039,175
Real Estate	57,686,832	–	–	57,686,832
Telecommunication Services	41,476,369	–	–	41,476,369
Utilities	59,985,649	–	–	59,985,649
Short-Term Investments	48,495,714	–	–	48,495,714

Total Investments	$1,977,809,127	$–	$–	$1,977,809,127

Other Financial Instruments:
Futures Contracts(a)	959,210	–	–	959,210

Total Investments and Other Financial Instruments	$1,978,768,337	$–	$–	$1,978,768,337

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Corp.	23,278	$1,809,166	$903,568	$185,294	$57,650	$479,642	32,078	$3,064,732	$37,852
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	272,669,922	224,478,430	–	–	48,191,492	48,191,492	178,543
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,381,182	30,381,182	487,234,351	517,615,533	–	–	–	–	101,342
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	6,933,045	6,628,823	–	–	304,222	304,222	6,930

TOTAL		$32,190,348	$767,740,886	$748,908,080	$57,650	$479,642		$51,560,446	$324,667

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – 25.90%
Advertising – 0.0%(a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$26,279
Omnicom Group, Inc. 3.60%, 4/15/2026	100,000	100,950
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,900

		153,129

Aerospace & Defense – 0.4%
Boeing Co.:
2.60%, 10/30/2025	35,000	34,685
3.38%, 6/15/2046	25,000	23,718
3.65%, 3/1/2047	100,000	99,326
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	53,289
General Dynamics Corp. 2.25%, 11/15/2022	25,000	25,014
Harris Corp. 3.83%, 4/27/2025	50,000	51,953
L3 Technologies, Inc.:
3.85%, 12/15/2026	50,000	51,818
4.95%, 2/15/2021	25,000	26,814
Lockheed Martin Corp.:
2.50%, 11/23/2020	100,000	101,409
3.55%, 1/15/2026	100,000	103,327
3.60%, 3/1/2035	50,000	49,400
4.70%, 5/15/2046	110,000	123,136
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	205,934
4.75%, 6/1/2043	25,000	27,735
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,829
4.20%, 12/15/2044	25,000	27,029
Rockwell Collins, Inc.:
2.80%, 3/15/2022	50,000	50,570
3.50%, 3/15/2027	136,000	138,674
4.35%, 4/15/2047	100,000	103,994
Textron, Inc. 4.00%, 3/15/2026	50,000	52,134
United Technologies Corp.:
1.95%, 11/1/2021	150,000	147,787
2.65%, 11/1/2026	50,000	48,272
4.50%, 6/1/2042	250,000	268,897
6.13%, 7/15/2038	50,000	64,357

		1,905,101

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	152,139
2.85%, 8/9/2022	200,000	203,862
4.00%, 1/31/2024	25,000	26,573
4.50%, 5/2/2043	25,000	26,759
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	50,000	49,381
4.02%, 4/16/2043	50,000	51,456
BAT Capital Corp.:
2.76%, 8/15/2022(b)	50,000	50,289
3.22%, 8/15/2024(b)	50,000	50,199
3.56%, 8/15/2027(b)	100,000	100,842
4.39%, 8/15/2037(b)	135,000	138,425
4.54%, 8/15/2047(b)	105,000	107,738
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	30,000	29,972
Philip Morris International, Inc.:
1.63%, 2/21/2019	100,000	99,922
1.88%, 1/15/2019	50,000	50,131
2.13%, 5/10/2023	75,000	73,007
2.63%, 2/18/2022	25,000	25,204
2.75%, 2/25/2026	125,000	122,287
4.13%, 3/4/2043	25,000	25,573
4.50%, 3/26/2020	25,000	26,508
4.50%, 3/20/2042	50,000	53,779
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,812
5.70%, 8/15/2035	25,000	29,294
5.85%, 8/15/2045	175,000	212,410

		1,758,562

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	21,446	22,007
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	100,000	99,903
Delta Air Lines, Inc.:
2.88%, 3/13/2020	100,000	101,196
3.63%, 3/15/2022	250,000	257,477
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,360
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	49,995

		555,938

Apparel – 0.0%(a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,504
3.88%, 11/1/2045	30,000	30,481

		77,985

Auto Manufacturers – 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	50,000	49,913
Series MTN, 1.95%, 7/20/2020	25,000	24,959
Series MTN, 2.25%, 8/15/2019	25,000	25,196
Series MTN, 2.45%, 9/24/2020	75,000	75,952
Series MTN, 2.90%, 2/16/2024	50,000	50,574

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Auto Manufacturers – (continued)
Ford Motor Co.:
4.35%, 12/8/2026	$100,000	$103,963
4.75%, 1/15/2043	50,000	49,152
5.29%, 12/8/2046	100,000	104,543
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	150,000	149,883
2.68%, 1/9/2020	300,000	302,820
3.10%, 5/4/2023	100,000	99,412
3.34%, 3/18/2021	150,000	152,782
Series GMTN, 4.39%, 1/8/2026	100,000	104,150
General Motors Co.:
3.50%, 10/2/2018	25,000	25,404
6.60%, 4/1/2036	100,000	118,773
6.75%, 4/1/2046	25,000	30,212
General Motors Financial Co., Inc.:
2.40%, 5/9/2019	200,000	200,948
3.15%, 1/15/2020	35,000	35,649
3.20%, 7/13/2020	25,000	25,596
3.20%, 7/6/2021	100,000	101,749
3.45%, 1/14/2022	50,000	51,064
3.70%, 5/9/2023	100,000	102,063
3.95%, 4/13/2024	150,000	153,690
4.00%, 1/15/2025	35,000	35,694
4.35%, 1/17/2027	35,000	35,978
5.25%, 3/1/2026	100,000	108,910
PACCAR Financial Corp. Series MTN, 2.30%, 8/10/2022	50,000	49,887
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	99,997
2.90%, 4/17/2024	50,000	50,843
Series GMTN, 1.90%, 4/8/2021	275,000	272,561
Series GMTN, 2.80%, 7/13/2022	25,000	25,491
Series MTN, 1.40%, 5/20/2019	75,000	74,654
Series MTN, 1.70%, 2/19/2019	25,000	24,989
Series MTN, 2.10%, 1/17/2019	50,000	50,247
Series MTN, 2.15%, 9/8/2022	50,000	49,527

		3,017,225

Auto Parts & Equipment – 0.0%(a)
Delphi Automotive PLC:
4.25%, 1/15/2026	25,000	26,685
4.40%, 10/1/2046	30,000	30,239
Lear Corp. 5.25%, 1/15/2025	20,000	21,226

		78,150

Banks – 6.0%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	250,797
Series MTN, 2.30%, 6/1/2021	100,000	99,744
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,505
Bank of America Corp.:
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038(c)	200,000	210,874
5.70%, 1/24/2022	50,000	56,195
6.11%, 1/29/2037	75,000	93,352
Series GMTN, 2.63%, 4/19/2021	600,000	604,140
Series GMTN, 3.50%, 4/19/2026	130,000	132,063
Series L, 2.60%, 1/15/2019	50,000	50,401
Series L, 2.65%, 4/1/2019	300,000	302,865
Series L, 3.95%, 4/21/2025	50,000	51,499
Series MTN, 2.50%, 10/21/2022	50,000	49,489
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023(c)	200,000	203,596
Series MTN, 3.25%, 10/21/2027	400,000	391,604
Series MTN, 4.00%, 4/1/2024	50,000	52,860
Series MTN, 4.13%, 1/22/2024	25,000	26,630
Series MTN, 4.20%, 8/26/2024	50,000	52,533
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048(c)	50,000	54,097
Series MTN, 4.88%, 4/1/2044	50,000	56,960
Series MTN, 5.00%, 5/13/2021	50,000	54,365
Series MTN, 5.00%, 1/21/2044	100,000	115,981
Series MTN, 5.63%, 7/1/2020	50,000	54,440
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	300,000	295,689
Series MTN, 2.55%, 11/6/2022	30,000	30,014
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	100,000	100,462
Series G, 3.00%, 2/24/2025	100,000	100,456
Series MTN, 2.05%, 5/3/2021	50,000	49,800
Series MTN, 2.20%, 3/4/2019	25,000	25,137
Series MTN, 2.20%, 8/16/2023	200,000	195,700
Series MTN, 3.25%, 5/16/2027	100,000	101,274
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	100,699
2.70%, 3/7/2022	100,000	100,890
Series BKNT, 1.95%, 1/15/2019	100,000	100,305
Series BKNT, 2.45%, 3/22/2021	200,000	201,280
Barclays Bank PLC 5.14%, 10/14/2020	100,000	106,910
Barclays PLC:
3.20%, 8/10/2021	200,000	203,114
3.68%, 1/10/2023	200,000	204,792
4.38%, 1/12/2026	50,000	52,217
4.84%, 5/9/2028	200,000	207,268
5.20%, 5/12/2026	75,000	80,244
5.25%, 8/17/2045	25,000	28,561
BB&T Corp.:
Series MTN, 2.25%, 2/1/2019	25,000	25,155
Series MTN, 2.63%, 6/29/2020	50,000	50,800
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	100,000	108,483

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
BPCE SA Series MTN, 2.50%, 7/15/2019	$100,000	$100,891
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,950
3.63%, 9/16/2025	25,000	26,004
Series BKNT, 1.45%, 5/10/2019	50,000	49,711
Canadian Imperial Bank of Commerce 2.55%, 6/16/2022	50,000	50,064
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,308
3.75%, 7/28/2026	125,000	124,190
Capital One NA/Mclean:
Series BKNT, 1.85%, 9/13/2019	250,000	248,412
Series BKNT, 2.95%, 7/23/2021	75,000	75,996
Citibank NA Series BKNT, 2.10%, 6/12/2020	250,000	250,417
Citigroup, Inc.:
2.05%, 6/7/2019	300,000	300,150
2.35%, 8/2/2021	50,000	49,701
2.55%, 4/8/2019	50,000	50,429
2.70%, 3/30/2021	175,000	176,631
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023(c)	100,000	100,106
2.90%, 12/8/2021	250,000	253,025
3.20%, 10/21/2026	300,000	295,347
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028(c)	100,000	100,987
3.75%, 6/16/2024	25,000	26,069
4.13%, 7/25/2028	30,000	30,856
4.30%, 11/20/2026	50,000	52,215
4.45%, 9/29/2027	150,000	158,304
4.65%, 7/30/2045	25,000	27,643
5.30%, 5/6/2044	50,000	58,245
6.68%, 9/13/2043	175,000	236,035
Citizens Bank NA/Providence Series BKNT, 2.50%, 3/14/2019	50,000	50,353
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	100,520
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	50,000	50,355
3.88%, 2/8/2022	50,000	52,975
4.38%, 8/4/2025	250,000	263,585
4.50%, 1/11/2021	50,000	53,560
5.75%, 12/1/2043	50,000	62,724
Series GMTN, 2.50%, 1/19/2021	300,000	303,024
Credit Suisse AG 5.30%, 8/13/2019	100,000	105,960
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	450,000	458,991
3.80%, 6/9/2023	150,000	155,197
Deutsche Bank AG:
2.50%, 2/13/2019	75,000	75,431
2.95%, 8/20/2020	50,000	50,509
3.70%, 5/30/2024	50,000	50,709
4.25%, 10/14/2021	200,000	209,502
Discover Bank 3.45%, 7/27/2026	25,000	24,479
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,319
Fifth Third Bank:
2.25%, 6/14/2021	50,000	49,980
Series BKNT, 3.85%, 3/15/2026	225,000	231,865
FMS Wertmanagement AoeR 1.00%, 8/16/2019	200,000	197,542
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	49,993
2.30%, 12/13/2019	50,000	50,223
2.35%, 11/15/2021	175,000	173,549
2.55%, 10/23/2019	25,000	25,264
2.63%, 1/31/2019	200,000	201,728
2.63%, 4/25/2021	150,000	150,700
2.75%, 9/15/2020	250,000	253,218
2.88%, 2/25/2021	25,000	25,348
3.00%, 4/26/2022	250,000	252,818
3.27%, 9/29/2025(c)	75,000	75,168
3.50%, 1/23/2025	50,000	50,768
3.50%, 11/16/2026	250,000	250,515
3.63%, 1/22/2023	25,000	25,905
3.75%, 2/25/2026	50,000	51,231
4.00%, 3/3/2024	50,000	52,764
4.75%, 10/21/2045	50,000	55,759
5.95%, 1/15/2027	50,000	58,380
6.25%, 2/1/2041	200,000	265,788
6.75%, 10/1/2037	150,000	197,837
Series MTN, 4.80%, 7/8/2044	50,000	55,918
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	325,848
2.95%, 5/25/2021	250,000	254,665
4.30%, 3/8/2026	250,000	268,320
5.10%, 4/5/2021	50,000	54,343
5.25%, 3/14/2044	200,000	234,942
6.50%, 9/15/2037	200,000	265,320
Huntington Bancshares, Inc. 2.30%, 1/14/2022	25,000	24,702
Industrial & Commercial Bank of China, Ltd. 3.23%, 11/13/2019	50,000	50,774
International Finance Corp. 1.75%, 9/16/2019	25,000	25,061
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	55,147
JPMorgan Chase & Co.:
1.85%, 3/22/2019	350,000	350,479
2.25%, 1/23/2020	150,000	150,763
2.35%, 1/28/2019	50,000	50,368
2.40%, 6/7/2021	550,000	551,787
2.70%, 5/18/2023	125,000	125,050
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023(c)	38,000	38,231

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
2.95%, 10/1/2026	$350,000	$342,636
2.97%, 1/15/2023	50,000	50,649
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025(c)	100,000	101,589
3.38%, 5/1/2023	75,000	76,589
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028(c)	200,000	202,260
3.88%, 2/1/2024	50,000	52,874
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038(c)	50,000	50,270
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048(c)	50,000	50,540
4.13%, 12/15/2026	50,000	52,230
4.25%, 10/1/2027	80,000	84,502
4.85%, 2/1/2044	50,000	57,757
4.95%, 6/1/2045	50,000	56,958
5.40%, 1/6/2042	50,000	61,064
5.50%, 10/15/2040	150,000	184,918
KeyBank NA:
2.30%, 9/14/2022	250,000	247,905
Series MTN, 3.40%, 5/20/2026	25,000	24,940
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,135
Series MTN, 2.90%, 9/15/2020	100,000	102,118
KFW 2.50%, 11/20/2024	50,000	50,538
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	100,000	55,618
1.00%, 7/15/2019	100,000	98,909
1.50%, 2/6/2019	750,000	749,197
1.50%, 6/15/2021	700,000	689,759
1.88%, 4/1/2019	25,000	25,107
2.00%, 5/2/2025	100,000	97,528
2.13%, 1/17/2023	100,000	99,903
2.63%, 1/25/2022	50,000	51,236
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,405
2.25%, 10/1/2021	50,000	50,539
Series GMTN, 1.75%, 7/27/2026	50,000	47,075
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,802
4.65%, 3/24/2026	100,000	105,560
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,363
2.67%, 7/25/2022	50,000	49,929
2.76%, 9/13/2026	25,000	24,068
3.00%, 2/22/2022	50,000	50,720
3.29%, 7/25/2027	50,000	49,842
3.68%, 2/22/2027	50,000	51,555
3.85%, 3/1/2026	25,000	26,005
Mizuho Financial Group, Inc. 2.95%, 2/28/2022	200,000	201,708
Morgan Stanley:
2.75%, 5/19/2022	150,000	150,753
2.80%, 6/16/2020	50,000	50,811
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028(c)	100,000	100,446
3.63%, 1/20/2027	100,000	101,254
3.95%, 4/23/2027	25,000	25,470
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038(c)	100,000	100,561
4.30%, 1/27/2045	50,000	52,418
6.38%, 7/24/2042	65,000	87,708
Series GMTN, 2.38%, 7/23/2019	50,000	50,321
Series GMTN, 2.45%, 2/1/2019	550,000	553,729
Series GMTN, 2.50%, 4/21/2021	225,000	225,531
Series GMTN, 3.75%, 2/25/2023	50,000	52,176
Series GMTN, 3.88%, 1/27/2026	125,000	129,568
Series GMTN, 4.35%, 9/8/2026	50,000	52,334
Series MTN, 2.20%, 12/7/2018	50,000	50,185
Series MTN, 2.63%, 11/17/2021	250,000	250,760
Series MTN, 3.13%, 7/27/2026	225,000	220,725
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,575
1.88%, 7/12/2021	250,000	244,932
2.50%, 7/12/2026	50,000	47,488
Northern Trust Corp. 3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032(c)	63,000	63,115
Oesterreichische Kontrollbank AG:
1.13%, 4/26/2019	25,000	24,792
1.63%, 3/12/2019	25,000	24,994
PNC Bank NA:
Series BKNT, 2.40%, 10/18/2019	200,000	201,876
Series BKNT, 2.15%, 4/29/2021	250,000	249,505
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	100,040
3.30%, 3/8/2022	50,000	51,850
3.90%, 4/29/2024	50,000	52,552
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,553
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	249,367
2.00%, 12/10/2018	50,000	50,123
2.30%, 3/22/2021	125,000	125,305
Series GMTN, 2.13%, 3/2/2020	100,000	100,412
Series GMTN, 2.50%, 1/19/2021	100,000	100,899
Series GMTN, 1.63%, 4/15/2019	50,000	49,857
Series GMTN, 4.65%, 1/27/2026	100,000	107,264
Royal Bank of Scotland Group PLC 3.88%, 9/12/2023	75,000	76,690

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Santander Holdings USA, Inc.:
3.70%, 3/28/2022(b)	$60,000	$61,155
4.50%, 7/17/2025	50,000	52,093
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	101,422
3.57%, 1/10/2023	250,000	255,622
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	49,111
Sumitomo Mitsui Banking Corp. 1.97%, 1/11/2019	250,000	250,080
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,612
2.78%, 7/12/2022	50,000	50,203
2.93%, 3/9/2021	100,000	101,481
3.01%, 10/19/2026	50,000	48,907
3.36%, 7/12/2027	50,000	50,229
3.78%, 3/9/2026	30,000	31,138
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	50,228
Series BKNT, 2.45%, 8/1/2022	50,000	49,848
SunTrust Banks, Inc.:
2.35%, 11/1/2018	25,000	25,120
2.70%, 1/27/2022	50,000	50,454
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	75,000	75,681
Synchrony Bank 3.00%, 6/15/2022	250,000	249,781
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	322,715
Series GMTN, 2.50%, 12/14/2020	50,000	50,580
Series MTN, 1.95%, 1/22/2019	50,000	50,108
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	100,731
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,171
Series MTN, 2.35%, 1/29/2021	100,000	100,786
Series MTN, 3.10%, 4/27/2026	50,000	49,756
Series MTN, 3.60%, 9/11/2024	25,000	26,044
US Bank NA Series BKNT, 1.40%, 4/26/2019	350,000	348,142
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	297,123
2.15%, 1/15/2019	25,000	25,110
2.50%, 3/4/2021	50,000	50,352
3.00%, 10/23/2026	250,000	244,380
4.13%, 8/15/2023	25,000	26,466
4.48%, 1/16/2024	25,000	26,883
5.61%, 1/15/2044	325,000	393,458
Series GMTN, 4.30%, 7/22/2027	50,000	52,885
Series MTN, 2.63%, 7/22/2022	115,000	115,177
Series MTN, 3.00%, 1/22/2021	50,000	51,136
Series MTN, 3.30%, 9/9/2024	150,000	152,565
Series MTN, 3.55%, 9/29/2025	50,000	51,222
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028(c)	100,000	101,424
Series MTN, 4.75%, 12/7/2046	150,000	164,453
Wells Fargo Bank NA Series MTN, 2.15%, 12/6/2019	300,000	301,554
Wells Fargo Capital 5.95%, 12/1/2086	25,000	28,209
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	200,594
2.25%, 1/17/2019	125,000	125,664
2.80%, 1/11/2022	100,000	101,507
2.85%, 5/13/2026	50,000	48,881
3.35%, 3/8/2027	150,000	152,542

		30,682,202

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	350,000	351,096
2.15%, 2/1/2019	25,000	25,136
2.65%, 2/1/2021	155,000	157,486
3.30%, 2/1/2023	200,000	207,336
3.65%, 2/1/2026	250,000	258,615
4.70%, 2/1/2036	425,000	471,219
4.90%, 2/1/2046	175,000	198,812
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	50,391
3.75%, 1/15/2022	200,000	211,478
3.75%, 7/15/2042	50,000	47,933
Coca-Cola Co.:
1.38%, 5/30/2019	275,000	274,024
1.55%, 9/1/2021	200,000	196,760
1.65%, 11/1/2018	25,000	25,035
2.25%, 9/1/2026	25,000	23,796
2.88%, 10/27/2025	25,000	25,146
3.20%, 11/1/2023	25,000	26,117
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	100,000	100,553
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	50,086
3.75%, 5/1/2021	5,000	5,201
3.88%, 11/15/2019	5,000	5,189
4.25%, 5/1/2023	25,000	26,751
4.50%, 5/9/2047	50,000	52,712
6.00%, 5/1/2022	5,000	5,718
Diageo Capital PLC 2.63%, 4/29/2023	75,000	75,837
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	26,682
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	50,000	50,903
Molson Coors Brewing Co.:
2.10%, 7/15/2021	50,000	49,333
2.25%, 3/15/2020(b)	50,000	50,021
3.00%, 7/15/2026	50,000	48,701
4.20%, 7/15/2046	30,000	30,076
PepsiCo, Inc.:
1.50%, 2/22/2019	135,000	134,792
1.70%, 10/6/2021	150,000	147,726

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Beverages – (continued)
1.85%, 4/30/2020	$25,000	$25,014
2.15%, 10/14/2020	50,000	50,397
2.85%, 2/24/2026	85,000	84,811
3.45%, 10/6/2046	150,000	142,272
3.60%, 3/1/2024	25,000	26,415
4.45%, 4/14/2046	75,000	83,190
4.60%, 7/17/2045	25,000	28,020

		3,850,780

Biotechnology – 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	196,174
2.20%, 5/22/2019	50,000	50,210
2.65%, 5/11/2022	150,000	151,227
3.63%, 5/22/2024	100,000	104,405
4.40%, 5/1/2045	50,000	53,104
4.66%, 6/15/2051	225,000	246,582
6.38%, 6/1/2037	50,000	63,604
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,598
4.05%, 9/15/2025	50,000	53,372
5.20%, 9/15/2045	25,000	28,958
Celgene Corp.:
2.88%, 8/15/2020	225,000	229,849
3.63%, 5/15/2024	25,000	26,048
3.88%, 8/15/2025	25,000	26,365
4.63%, 5/15/2044	50,000	54,042
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,923
2.55%, 9/1/2020	250,000	254,570
2.95%, 3/1/2027	25,000	24,754
3.65%, 3/1/2026	85,000	88,724
4.15%, 3/1/2047	120,000	123,174
4.40%, 12/1/2021	25,000	27,051
4.50%, 2/1/2045	25,000	26,873
4.60%, 9/1/2035	100,000	110,421
4.75%, 3/1/2046	25,000	28,067
4.80%, 4/1/2044	25,000	28,046

		2,026,141

Chemicals – 0.4%
Agrium, Inc. 4.13%, 3/15/2035	25,000	25,188
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,577
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,771
5.88%, 6/15/2021	10,000	11,085
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	280,780
4.25%, 11/15/2020	25,000	26,399
4.25%, 10/1/2034	50,000	51,527
4.38%, 11/15/2042	50,000	50,913
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	25,747
Ecolab, Inc. 4.35%, 12/8/2021	25,000	27,032
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,190
3.63%, 1/15/2021	25,000	26,194
4.63%, 1/15/2020	50,000	52,913
HB Fuller Co. 4.00%, 2/15/2027	25,000	23,848
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	27,363
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	25,713
5.00%, 4/15/2019	100,000	103,724
5.75%, 4/15/2024	100,000	114,472
Monsanto Co.:
2.13%, 7/15/2019	200,000	200,278
2.75%, 7/15/2021	50,000	50,595
4.70%, 7/15/2064	25,000	25,082
Mosaic Co. 5.63%, 11/15/2043	25,000	25,541
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	48,704
4.00%, 12/15/2026	50,000	52,120
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,113
Praxair, Inc.:
1.25%, 11/7/2018	50,000	49,767
3.20%, 1/30/2026	25,000	25,535
3.55%, 11/7/2042	25,000	24,549
RPM International, Inc.:
3.75%, 3/15/2027	50,000	50,730
5.25%, 6/1/2045	25,000	27,938
Sherwin-Williams Co.:
2.25%, 5/15/2020	50,000	50,197
2.75%, 6/1/2022	50,000	50,332
3.45%, 6/1/2027	30,000	30,245
4.50%, 6/1/2047	150,000	157,660
Westlake Chemical Corp.:
4.63%, 2/15/2021	100,000	103,295
5.00%, 8/15/2046	100,000	109,002

		2,049,119

Commercial Services – 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,191
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	23,449
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	149,802
2.70%, 11/1/2026	150,000	144,354
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	53,946
Moody’s Corp.:
2.75%, 7/15/2019	50,000	50,671
2.75%, 12/15/2021	200,000	201,704
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	214,799
S&P Global, Inc. 3.30%, 8/14/2020	50,000	51,227
University of Southern California 3.03%, 10/1/2039	25,000	23,279

		933,422

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Construction Materials – 0.1%
Johnson Controls International PLC:
3.63%, 7/2/2024(d)	$25,000	$25,969
4.50%, 2/15/2047	70,000	74,255
Masco Corp.:
3.50%, 4/1/2021	30,000	30,750
4.38%, 4/1/2026	170,000	180,394
Owens Corning 4.30%, 7/15/2047	100,000	95,692
Vulcan Materials Co. 7.50%, 6/15/2021	25,000	29,196

		436,256

Distribution & Wholesale – 0.0%(a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	53,710

Diversified Financial Services – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/2022	150,000	155,995
4.50%, 5/15/2021	300,000	317,220
Air Lease Corp.:
3.00%, 9/15/2023	25,000	24,776
3.63%, 4/1/2027	70,000	69,846
4.25%, 9/15/2024	25,000	26,293
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,258
Series GMTN, 2.25%, 8/15/2019	50,000	50,386
Series MTN, 2.25%, 5/5/2021	350,000	349,598
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	52,192
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,847
3.50%, 3/18/2024	25,000	26,172
Brookfield Finance, Inc. 4.70%, 9/20/2047	50,000	50,530
CBOE Holdings, Inc. 1.95%, 6/28/2019	30,000	29,957
Charles Schwab Corp. 3.45%, 2/13/2026	50,000	51,279
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	69,031
Discover Financial Services:
3.85%, 11/21/2022	50,000	51,683
4.10%, 2/9/2027	75,000	76,480
E*TRADE Financial Corp. 2.95%, 8/24/2022	25,000	25,059
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	200,000	201,886
4.42%, 11/15/2035	350,000	381,385
General Electric Co.:
5.30%, 2/11/2021	25,000	27,521
Series GMTN, 2.20%, 1/9/2020	200,000	201,682
Series GMTN, 3.45%, 5/15/2024	50,000	52,362
Series GMTN, 2.30%, 1/14/2019	25,000	25,191
Series MTN, 4.65%, 10/17/2021	50,000	54,659
Series MTN, 5.88%, 1/14/2038	50,000	65,393
HSBC Finance Corp. 6.68%, 1/15/2021	8,000	9,046
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	51,041
3.75%, 12/1/2025	180,000	188,899
Invesco Finance PLC 3.75%, 1/15/2026	50,000	51,910
Jefferies Group LLC:
4.85%, 1/15/2027	90,000	95,108
6.50%, 1/20/2043	50,000	57,312
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	50,000	49,907
2.95%, 2/7/2024	100,000	101,295
4.02%, 11/1/2032	50,000	52,940
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043(c)	75,000	78,142
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	200,000	201,856
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,096
3.70%, 7/18/2027	50,000	50,330
Synchrony Financial:
2.60%, 1/15/2019	50,000	50,333
4.50%, 7/23/2025	50,000	52,183
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	152,876
5.60%, 12/1/2019	25,000	26,857
Visa, Inc.:
2.80%, 12/14/2022	75,000	76,696
3.15%, 12/14/2025	250,000	256,178
4.15%, 12/14/2035	50,000	54,511
4.30%, 12/14/2045	50,000	55,215

		4,286,412

Electric – 1.5%
AEP Texas, Inc. 3.80%, 10/1/2047(b)	25,000	24,855
Alabama Power Co. 3.85%, 12/1/2042	75,000	75,480
Ameren Corp. 3.65%, 2/15/2026	50,000	51,281
Ameren Illinois Co. 4.15%, 3/15/2046	50,000	53,376
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	50,873
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,755
7.00%, 4/1/2038	25,000	34,885
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	24,539
4.35%, 11/15/2045	50,000	54,196
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	65,820

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	$230,000	$231,994
4.50%, 2/1/2045	50,000	54,279
5.15%, 11/15/2043	150,000	176,181
6.50%, 9/15/2037	80,000	107,137
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	50,000	50,788
Black Hills Corp. 3.15%, 1/15/2027	25,000	24,281
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	100,000	99,680
Series Z, 2.40%, 9/1/2026	50,000	47,776
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	21,552
CMS Energy Corp. 3.45%, 8/15/2027	50,000	50,350
Commonwealth Edison Co. 4.00%, 8/1/2020	100,000	104,877
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	50,538
4.45%, 3/15/2044	75,000	83,090
Series 06-B, 6.20%, 6/15/2036	25,000	32,686
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	178,207
Consumers Energy Co. 3.25%, 8/15/2046	50,000	45,936
Dominion Energy, Inc.:
4.10%, 4/1/2021(d)	150,000	157,344
4.70%, 12/1/2044	130,000	141,332
Series A, 1.88%, 1/15/2019	100,000	99,934
Series B, 2.75%, 1/15/2022	150,000	150,976
Series D, 2.85%, 8/15/2026	25,000	24,040
DTE Electric Co. 3.70%, 6/1/2046	75,000	74,283
DTE Energy Co.:
2.40%, 12/1/2019	25,000	25,096
Series B, 3.30%, 6/15/2022	175,000	179,295
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	154,107
4.25%, 12/15/2041	130,000	140,755
Duke Energy Corp.:
2.65%, 9/1/2026	50,000	47,812
3.15%, 8/15/2027	100,000	99,054
3.75%, 9/1/2046	150,000	144,386
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	68,661
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	27,563
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	101,833
3.60%, 9/15/2047	50,000	48,935
Edison International 2.95%, 3/15/2023	50,000	50,620
Emera US Finance L.P.:
2.15%, 6/15/2019	100,000	100,100
4.75%, 6/15/2046	30,000	32,262
Entergy Corp.:
2.95%, 9/1/2026	50,000	48,339
4.00%, 7/15/2022	50,000	52,894
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	24,121
3.25%, 4/1/2028	200,000	201,378
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	24,088
Eversource Energy Series K, 2.75%, 3/15/2022	50,000	50,444
Exelon Corp.:
3.40%, 4/15/2026	100,000	100,523
3.95%, 6/15/2025	50,000	52,189
5.10%, 6/15/2045	330,000	374,335
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	30,000	30,558
Series B, 4.25%, 3/15/2023	10,000	10,594
Series C, 4.85%, 7/15/2047	50,000	52,475
Series C, 7.38%, 11/15/2031	20,000	26,554
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,757
4.05%, 10/1/2044	50,000	53,586
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	48,365
Kansas City Power & Light Co. 4.20%, 6/15/2047	25,000	25,807
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	65,684
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	100,000	100,493
3.55%, 5/1/2027	100,000	102,588
NiSource Finance Corp. 4.80%, 2/15/2044	30,000	32,908
Northern States Power Co. 3.60%, 9/15/2047	50,000	49,690
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,317
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	50,000	73,713
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	49,758
3.25%, 6/15/2023	50,000	51,682
3.30%, 3/15/2027	150,000	152,358
4.75%, 2/15/2044	50,000	57,705
6.05%, 3/1/2034	50,000	65,185
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	77,819
5.00%, 3/15/2044	50,000	56,249
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	51,734
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	25,750
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	50,000	48,994
Series MTN, 1.90%, 3/15/2021	50,000	49,729
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	64,097
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	51,013

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
Sierra Pacific Power Co. 2.60%, 5/1/2026	$50,000	$48,261
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	50,568
4.50%, 6/1/2064	35,000	36,378
Southern California Edison Co.:
4.00%, 4/1/2047	91,000	95,644
4.50%, 9/1/2040	25,000	27,814
Series 13-A, 3.90%, 3/15/2043	50,000	51,254
Series C, 3.60%, 2/1/2045	50,000	49,431
Southern Co.:
1.85%, 7/1/2019	250,000	249,800
2.35%, 7/1/2021	75,000	74,656
3.25%, 7/1/2026	50,000	49,426
4.25%, 7/1/2036	250,000	258,263
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057(c)	50,000	53,010
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	159,358
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	48,281
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	51,398
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	51,833
8.88%, 11/15/2038	50,000	84,194
Series B, 2.95%, 11/15/2026	30,000	29,791
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	25,760
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	31,445
Xcel Energy, Inc. 2.60%, 3/15/2022	200,000	201,154

		7,896,992

Electrical Components & Equipment – 0.0%(a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	51,054
2.63%, 2/15/2023	25,000	25,140
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,599

		126,793

Electronics – 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027(e)	50,000	49,683
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	49,501
3.88%, 1/12/2028	25,000	24,966
Corning, Inc. 5.75%, 8/15/2040	25,000	29,988
Fortive Corp. 3.15%, 6/15/2026	50,000	49,777
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	148,983
2.50%, 11/1/2026	150,000	143,713
3.35%, 12/1/2023	50,000	52,346
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	31,574
Koninklijke Philips NV 3.75%, 3/15/2022	50,000	52,681
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	50,000	51,674
4.15%, 2/1/2024	25,000	26,644

		711,530

Engineering & Construction – 0.0%(a)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	51,009

Environmental Control – 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	44,117
3.55%, 6/1/2022	25,000	26,078
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	148,294
3.50%, 5/15/2024	25,000	25,933
3.90%, 3/1/2035	50,000	51,902

		296,324

Food – 0.4%
General Mills, Inc.:
2.20%, 10/21/2019	25,000	25,119
3.20%, 2/10/2027	100,000	99,091
3.65%, 2/15/2024	50,000	52,063
Hershey Co. 3.20%, 8/21/2025	25,000	25,449
JM Smucker Co.:
2.50%, 3/15/2020	25,000	25,233
4.25%, 3/15/2035	50,000	52,340
Kellogg Co.:
4.15%, 11/15/2019	25,000	26,072
4.50%, 4/1/2046	100,000	104,232
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	101,799
3.00%, 6/1/2026	150,000	144,030
3.50%, 7/15/2022	50,000	51,676
3.95%, 7/15/2025	50,000	51,487
4.38%, 6/1/2046	50,000	49,160
5.20%, 7/15/2045	200,000	218,724
6.88%, 1/26/2039	50,000	64,704
Kroger Co.:
2.65%, 10/15/2026	50,000	45,854
3.70%, 8/1/2027	35,000	34,584
3.85%, 8/1/2023	75,000	77,895
4.45%, 2/1/2047	100,000	94,891
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	106,227
Sysco Corp.:
3.25%, 7/15/2027	50,000	49,744
3.30%, 7/15/2026	100,000	100,250
3.75%, 10/1/2025	5,000	5,200
4.85%, 10/1/2045	5,000	5,502
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	152,061
4.50%, 6/15/2022	30,000	32,455
4.55%, 6/2/2047	35,000	37,438
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	97,451
2.00%, 7/28/2026	100,000	92,308
3.10%, 7/30/2025	50,000	50,578

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Food – (continued)
WhiteWave Foods Co. 5.38%, 10/1/2022	$10,000	$11,264
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	57,501

		2,142,382

Forest Products & Paper – 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	50,000	52,835
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	26,483
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,901
International Paper Co.:
3.00%, 2/15/2027	150,000	145,541
3.65%, 6/15/2024	25,000	25,907
4.40%, 8/15/2047	50,000	50,531
5.00%, 9/15/2035	100,000	111,383

		447,581

Gas – 0.1%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,390
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	26,223
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,732
3.60%, 12/15/2024	50,000	51,029
4.80%, 11/1/2043	25,000	26,900
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,159
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	49,574
NiSource Finance Corp.:
3.49%, 5/15/2027	50,000	50,651
4.38%, 5/15/2047	150,000	157,554
Sempra Energy 3.25%, 6/15/2027	50,000	49,417
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,542
3.20%, 6/15/2025	50,000	50,849
3.75%, 9/15/2042	30,000	30,452
5.13%, 11/15/2040	25,000	29,641

		673,113

Hand & Machine Tools – 0.0%(a)
Stanley Black & Decker, Inc. 3 Month USD LIBOR + 4.30%, 5.75%, 12/15/2053(c)	50,000	51,868

Health Care Products – 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	35,000	35,278
2.90%, 11/30/2021	50,000	50,823
3.40%, 11/30/2023	50,000	51,518
3.75%, 11/30/2026	150,000	153,956
4.75%, 11/30/2036	250,000	275,923
4.75%, 4/15/2043	25,000	27,336
4.90%, 11/30/2046	50,000	55,803
Baxter International, Inc. 3.50%, 8/15/2046	50,000	44,939
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	20,055
2.68%, 12/15/2019	44,000	44,524
2.89%, 6/6/2022	35,000	35,133
3.36%, 6/6/2024	50,000	50,458
3.70%, 6/6/2027	50,000	50,570
3.73%, 12/15/2024	50,000	51,311
4.67%, 6/6/2047	110,000	115,180
4.69%, 12/15/2044	25,000	26,300
Boston Scientific Corp.:
2.65%, 10/1/2018	25,000	25,135
3.38%, 5/15/2022	50,000	51,417
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,594
Danaher Corp. 2.40%, 9/15/2020	45,000	45,513
Medtronic Global Holdings SCA 1.70%, 3/28/2019	200,000	199,884
Medtronic, Inc.:
3.15%, 3/15/2022	150,000	155,349
3.50%, 3/15/2025	150,000	156,414
4.38%, 3/15/2035	75,000	82,649
4.63%, 3/15/2045	75,000	85,408
5.55%, 3/15/2040	25,000	30,940
Stryker Corp.:
2.00%, 3/8/2019	150,000	150,360
3.38%, 11/1/2025	25,000	25,529
3.50%, 3/15/2026	25,000	25,660
4.63%, 3/15/2046	25,000	27,400
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	250,000	253,920
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	100,972

		2,557,251

Health Care Services – 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,125
2.80%, 6/15/2023	200,000	201,204
4.13%, 11/15/2042	25,000	25,864
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,182
3.30%, 1/15/2023	50,000	51,459
3.50%, 8/15/2024	25,000	25,735
4.65%, 1/15/2043	50,000	54,290
Ascension Health 3.95%, 11/15/2046	150,000	153,324
Cigna Corp. 3.05%, 10/15/2027	50,000	49,554
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	51,130
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	26,287
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,432
4.95%, 10/1/2044	50,000	56,477
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	52,064

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Health Care Services – (continued)
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	$25,000	$25,260
3.25%, 9/1/2024	100,000	100,445
4.70%, 2/1/2045	25,000	25,932
Magellan Health, Inc. 4.40%, 9/22/2024	25,000	24,998
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	25,709
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	50,515
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,253
4.70%, 3/30/2045	25,000	26,290
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	24,973
2.13%, 3/15/2021	150,000	149,707
2.70%, 7/15/2020	105,000	107,092
2.88%, 3/15/2022	25,000	25,542
3.10%, 3/15/2026	50,000	50,546
3.75%, 7/15/2025	5,000	5,308
4.63%, 7/15/2035	200,000	228,400
4.75%, 7/15/2045	30,000	34,629
6.88%, 2/15/2038	25,000	35,490

		1,839,216

Holding Companies-Divers – 0.0%(a)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	25,047

Home Builders – 0.0%(a)
DR Horton, Inc.:
3.75%, 3/1/2019	10,000	10,191
4.00%, 2/15/2020	15,000	15,539

		25,730

Home Furnishings – 0.0%(a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	26,064

Household Products – 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.75%, 3/15/2019	25,000	25,040
Series MTN, 3.70%, 8/1/2047	55,000	54,306
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	99,962
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	98,867
1.85%, 2/2/2021	50,000	49,757
2.45%, 11/3/2026	150,000	145,164

		473,096

Household Products & Wares – 0.0%(a)
Clorox Co. 3.10%, 10/1/2027	50,000	49,808
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	24,914
2.75%, 2/15/2026	25,000	24,755
3.90%, 5/4/2047	50,000	51,045

		150,522

Housewares – 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	51,109
3.85%, 4/1/2023	50,000	52,514
4.20%, 4/1/2026	50,000	52,688
5.38%, 4/1/2036	150,000	174,782
5.50%, 4/1/2046	50,000	59,373

		390,466

Insurance – 0.8%
Aflac, Inc. 3.63%, 6/15/2023	50,000	52,868
Alleghany Corp. 4.90%, 9/15/2044	50,000	52,668
Allstate Corp.:
4.20%, 12/15/2046	50,000	53,178
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053(c)	25,000	27,385
American International Group, Inc.:
2.30%, 7/16/2019	50,000	50,241
3.30%, 3/1/2021	300,000	308,868
3.88%, 1/15/2035	200,000	195,794
3.90%, 4/1/2026	30,000	31,203
4.50%, 7/16/2044	50,000	52,188
4.88%, 6/1/2022	50,000	54,901
Aon PLC:
3.50%, 6/14/2024	50,000	51,462
3.88%, 12/15/2025	150,000	157,423
Berkshire Hathaway Finance Corp. 1.70%, 3/15/2019	255,000	255,405
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	155,856
3.00%, 2/11/2023	25,000	25,726
3.13%, 3/15/2026	55,000	55,621
4.50%, 2/11/2043	180,000	200,446
Brighthouse Financial, Inc.:
3.70%, 6/22/2027(b)	150,000	147,258
4.70%, 6/22/2047(b)	150,000	146,995
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	50,921
3.35%, 5/3/2026	50,000	51,281
4.15%, 3/13/2043	25,000	26,558
4.35%, 11/3/2045	125,000	137,867
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	98,806
4.50%, 3/1/2026	25,000	26,895
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,638
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,693
Lincoln National Corp. 6.30%, 10/9/2037	50,000	61,596
Loews Corp. 3.75%, 4/1/2026	50,000	51,880
Manulife Financial Corp. USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032(c)	50,000	50,519

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	$30,000	$30,309
3.30%, 3/14/2023	150,000	155,130
3.75%, 3/14/2026	25,000	26,152
Mercury General Corp. 4.40%, 3/15/2027	50,000	51,407
MetLife, Inc.:
3.60%, 4/10/2024	100,000	104,622
4.05%, 3/1/2045	150,000	152,490
6.40%, 12/15/2066	100,000	115,544
Series D, 4.37%, 9/15/2023	50,000	54,450
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055(c)	75,000	77,017
Progressive Corp. 3.75%, 8/23/2021	50,000	52,352
Prudential Financial, Inc.:
4.50%, 9/15/2047(c)	70,000	71,192
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043(c)	80,000	87,422
6.63%, 6/21/2040	25,000	33,808
Series MTN, 3.50%, 5/15/2024	50,000	52,057
Series MTN, 4.60%, 5/15/2044	75,000	82,696
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,556
Travelers Cos., Inc 4.00%, 5/30/2047	80,000	82,770
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,861
6.25%, 6/15/2037	25,000	33,298
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	27,321
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	50,263
Willis North America, Inc. 3.60%, 5/15/2024	50,000	51,097
XLIT, Ltd. 5.50%, 3/31/2045	125,000	131,470

		4,247,424

Internet – 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	201,556
3.13%, 11/28/2021	25,000	25,545
3.60%, 11/28/2024	75,000	77,731
Alphabet, Inc.:
2.00%, 8/15/2026	50,000	46,918
3.63%, 5/19/2021	50,000	52,863
Amazon.com, Inc.:
1.90%, 8/21/2020(b)	15,000	15,038
2.50%, 11/29/2022	25,000	25,205
2.60%, 12/5/2019	75,000	76,332
2.80%, 8/22/2024(b)	100,000	100,417
3.15%, 8/22/2027(b)	100,000	100,690
3.80%, 12/5/2024	30,000	32,057
3.88%, 8/22/2037(b)	125,000	127,231
4.05%, 8/22/2047(b)	25,000	25,463
4.25%, 8/22/2057(b)	135,000	138,494
4.95%, 12/5/2044	125,000	144,553
eBay, Inc.:
2.75%, 1/30/2023	150,000	149,848
3.45%, 8/1/2024	25,000	25,379
3.80%, 3/9/2022	50,000	52,425
Expedia, Inc. 3.80%, 2/15/2028(b)	50,000	49,612

		1,467,357

Investment Company Security – 0.0%(a)
Ares Capital Corp. 3.50%, 2/10/2023	50,000	49,534

Iron/Steel – 0.1%
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,567
5.20%, 8/1/2043	50,000	58,277
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	26,019
5.88%, 6/10/2021	300,000	329,658
8.25%, 1/17/2034	25,000	31,492
Vale SA 5.63%, 9/11/2042	50,000	50,903

		522,916

IT Services – 0.7%
Apple, Inc.:
1.55%, 2/8/2019	100,000	99,986
1.55%, 2/7/2020	25,000	24,881
1.55%, 8/4/2021	50,000	48,991
1.70%, 2/22/2019	35,000	35,077
2.25%, 2/23/2021	200,000	201,542
2.40%, 5/3/2023	25,000	24,946
2.45%, 8/4/2026	200,000	192,968
2.50%, 2/9/2022	100,000	101,325
2.85%, 5/6/2021	25,000	25,717
2.85%, 2/23/2023	250,000	255,680
2.85%, 5/11/2024	200,000	202,388
3.00%, 2/9/2024	100,000	102,464
3.25%, 2/23/2026	150,000	154,053
3.85%, 5/4/2043	25,000	25,256
3.85%, 8/4/2046	150,000	151,415
4.38%, 5/13/2045	75,000	81,718
4.50%, 2/23/2036	100,000	112,383
4.65%, 2/23/2046	75,000	84,956
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019(b)	120,000	122,340
4.42%, 6/15/2021(b)	50,000	52,454
5.45%, 6/15/2023(b)	325,000	355,859
6.02%, 6/15/2026(b)	20,000	22,187
8.35%, 7/15/2046(b)	70,000	89,713
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	155,000	156,518
3.60%, 10/15/2020	10,000	10,367
4.90%, 10/15/2025	70,000	73,966
6.20%, 10/15/2035	10,000	10,741
6.35%, 10/15/2045	10,000	10,596
HP, Inc.:
4.05%, 9/15/2022	25,000	26,491
4.65%, 12/9/2021	50,000	53,840
IBM Credit LLC 2.20%, 9/8/2022	100,000	99,277

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
IT Services – (continued)
International Business Machines Corp.:
1.80%, 5/17/2019	$100,000	$100,289
2.25%, 2/19/2021	200,000	201,122
2.88%, 11/9/2022	100,000	102,175
3.63%, 2/12/2024	50,000	52,434
4.70%, 2/19/2046	25,000	28,001
5.88%, 11/29/2032	25,000	31,536
Seagate HDD Cayman:
4.25%, 3/1/2022(b)	150,000	149,517
4.75%, 6/1/2023	50,000	50,642

		3,725,811

Lodging – 0.1%
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	148,066
2.88%, 3/1/2021	50,000	50,700
3.75%, 3/15/2025	25,000	25,770
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	30,000	30,245
4.50%, 4/1/2027	35,000	35,180

		289,961

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	147,160
Series MTN, 1.35%, 5/18/2019	100,000	99,344
Series MTN, 2.10%, 1/10/2020	150,000	150,783
Series MTN, 3.75%, 11/24/2023	25,000	26,490
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	127,093
4.75%, 5/15/2064	25,000	28,013

		578,883

Machinery-Diversified – 0.1%
Deere & Co.:
2.60%, 6/8/2022	25,000	25,263
3.90%, 6/9/2042	25,000	25,888
John Deere Capital Corp.:
Series MTN, 1.65%, 10/15/2018	250,000	250,088
Series MTN, 1.95%, 1/8/2019	50,000	50,210
Series MTN, 2.38%, 7/14/2020	25,000	25,253
Series MTN, 2.80%, 3/6/2023	150,000	152,317
Series MTN, 3.40%, 9/11/2025	25,000	25,937
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,410
3.80%, 12/15/2026	30,000	30,979

		636,345

Media – 0.9%
21st Century Fox America, Inc.:
3.70%, 10/15/2025	100,000	103,200
4.00%, 10/1/2023	100,000	106,056
5.40%, 10/1/2043	75,000	86,604
Series WI, 3.38%, 11/15/2026	100,000	100,027
CBS Corp.:
2.30%, 8/15/2019	75,000	75,447
2.50%, 2/15/2023	50,000	49,321
2.90%, 1/15/2027	125,000	118,410
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	66,742
4.46%, 7/23/2022	150,000	158,635
4.91%, 7/23/2025	50,000	53,498
6.48%, 10/23/2045	185,000	216,929
Comcast Corp.:
2.75%, 3/1/2023	175,000	176,937
3.00%, 2/1/2024	150,000	152,203
3.15%, 3/1/2026	225,000	226,429
3.20%, 7/15/2036	250,000	236,087
3.30%, 2/1/2027	150,000	152,004
3.40%, 7/15/2046	100,000	92,191
3.60%, 3/1/2024	25,000	26,314
4.20%, 8/15/2034	100,000	105,778
4.25%, 1/15/2033	50,000	53,704
4.65%, 7/15/2042	75,000	82,789
Discovery Communications LLC:
2.95%, 3/20/2023	25,000	25,105
3.25%, 4/1/2023	25,000	25,113
3.80%, 3/13/2024	100,000	102,922
3.95%, 3/20/2028	30,000	29,937
4.95%, 5/15/2042	50,000	49,012
5.00%, 9/20/2037	20,000	20,422
5.20%, 9/20/2047	30,000	30,507
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	50,095
6.13%, 1/31/2046	100,000	115,894
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	54,035
6.40%, 4/30/2040	50,000	66,945
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	49,936
3.85%, 9/29/2024	25,000	26,065
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,881
4.50%, 9/15/2042	100,000	94,630
5.00%, 2/1/2020	100,000	105,694
5.50%, 9/1/2041	25,000	26,220
5.88%, 11/15/2040	50,000	54,847
6.75%, 6/15/2039	50,000	59,724
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	25,485
3.60%, 7/15/2025	300,000	301,116
3.80%, 2/15/2027	150,000	150,289
4.65%, 6/1/2044	25,000	24,493
4.85%, 7/15/2045	50,000	50,837
6.50%, 11/15/2036	50,000	60,375
Viacom, Inc.:
4.25%, 9/1/2023	100,000	102,714
4.38%, 3/15/2043	25,000	21,523
5.85%, 9/1/2043	200,000	205,316
Walt Disney Co.:
2.30%, 2/12/2021	200,000	201,688
3.00%, 2/13/2026	50,000	50,498
Series GMTN, 3.15%, 9/17/2025	25,000	25,597

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Media – (continued)
Series MTN, 0.88%, 7/12/2019	$25,000	$24,643
Series MTN, 3.00%, 7/30/2046	75,000	65,164
Series MTN, 5.50%, 3/15/2019	25,000	26,347

		4,788,374

Metal Fabricate & Hardware – 0.0%(a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	75,190

Mining – 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	28,498
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,521
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	130,529
5.00%, 9/30/2043	50,000	58,926
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	52,144
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,848
4.88%, 3/15/2042	50,000	53,512
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	25,000	26,052
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	263,218
Southern Copper Corp. 5.88%, 4/23/2045	207,000	237,543

		883,791

Miscellaneous Manufacturer – 0.2%
3M Co.:
2.88%, 10/15/2027(e)	25,000	24,918
3.63%, 10/15/2047(e)	25,000	24,979
Series MTN, 1.63%, 6/15/2019	25,000	25,013
Series MTN, 2.00%, 8/7/2020	100,000	100,700
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,917
4.15%, 11/2/2042	25,000	25,275
General Electric Co.:
2.70%, 10/9/2022	250,000	255,225
4.13%, 10/9/2042	225,000	237,352
4.50%, 3/11/2044	50,000	55,967
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	25,000	25,095
3.90%, 9/1/2042	25,000	25,703
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	31,073
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	51,439
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	52,012

		1,033,668

Office & Business Equipment – 0.0%(a)
Pitney Bowes, Inc. 3.88%, 5/15/2022	50,000	49,357
Xerox Corp.:
3.50%, 8/20/2020	50,000	50,992
3.63%, 3/15/2023	50,000	49,622

		149,971

Oil & Gas – 1.7%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	49,552
6.20%, 3/15/2040	25,000	29,052
6.60%, 3/15/2046	300,000	369,654
Apache Corp.:
4.75%, 4/15/2043	25,000	25,125
6.00%, 1/15/2037	50,000	58,217
BP Capital Markets PLC:
2.24%, 5/10/2019	25,000	25,174
2.32%, 2/13/2020	50,000	50,491
2.52%, 9/19/2022	50,000	50,171
3.02%, 1/16/2027	200,000	197,070
3.06%, 3/17/2022	200,000	205,156
3.81%, 2/10/2024	150,000	157,791
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	250,285
3.45%, 11/15/2021	25,000	25,787
3.85%, 6/1/2027	50,000	50,476
3.90%, 2/1/2025	25,000	25,596
Series GMTN, 4.95%, 6/1/2047	100,000	105,586
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,650
4.25%, 4/15/2027(b)	50,000	49,576
4.45%, 9/15/2042	45,000	39,431
5.25%, 6/15/2037(b)	100,000	98,959
5.40%, 6/15/2047(b)	50,000	49,751
5.70%, 10/15/2019	30,000	31,744
Chevron Corp.:
1.56%, 5/16/2019	75,000	74,860
2.10%, 5/16/2021	250,000	249,692
2.42%, 11/17/2020	75,000	76,048
2.90%, 3/3/2024	150,000	152,259
2.95%, 5/16/2026	50,000	49,929
3.19%, 6/24/2023	25,000	25,943
Cimarex Energy Co. 3.90%, 5/15/2027	50,000	50,901
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	50,255
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	304,575
Concho Resources, Inc. 3.75%, 10/1/2027	50,000	50,325
ConocoPhillips 6.50%, 2/1/2039	75,000	100,416
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,258
4.20%, 3/15/2021	250,000	266,095
4.95%, 3/15/2026	200,000	225,122
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	64,797

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Oil & Gas – (continued)
Devon Energy Corp.:
3.25%, 5/15/2022	$50,000	$50,583
5.00%, 6/15/2045	25,000	26,339
5.85%, 12/15/2025	50,000	57,700
Ecopetrol SA:
4.13%, 1/16/2025	100,000	100,183
5.88%, 5/28/2045	25,000	24,525
7.38%, 9/18/2043	50,000	57,001
Encana Corp. 3.90%, 11/15/2021	25,000	25,745
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	99,342
3.90%, 4/1/2035	25,000	24,946
Exxon Mobil Corp.:
1.71%, 3/1/2019	250,000	250,262
2.22%, 3/1/2021	200,000	201,410
2.73%, 3/1/2023	150,000	152,689
4.11%, 3/1/2046	125,000	134,911
Hess Corp. 5.60%, 2/15/2041	75,000	74,863
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,396
4.40%, 7/15/2027	50,000	50,975
5.20%, 6/1/2045	50,000	50,404
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	50,939
Nexen Energy ULC 5.88%, 3/10/2035	100,000	120,476
Noble Energy, Inc. 5.25%, 11/15/2043	50,000	52,552
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	100,793
4.40%, 4/15/2046	125,000	132,309
Series 1, 4.10%, 2/1/2021	25,000	26,437
Petro-Canada 5.35%, 7/15/2033	25,000	28,396
Petroleos Mexicanos:
2.46%, 12/15/2025	21,250	21,112
3.50%, 7/23/2020	225,000	229,822
3.50%, 1/30/2023	25,000	24,632
4.25%, 1/15/2025	25,000	24,884
4.50%, 1/23/2026	75,000	74,818
4.63%, 9/21/2023	75,000	77,456
5.38%, 3/13/2022(b)	50,000	53,412
5.50%, 2/4/2019	50,000	52,087
6.38%, 1/23/2045	250,000	255,147
6.50%, 3/13/2027(b)	250,000	276,779
6.75%, 9/21/2047	298,000	317,698
Phillips 66:
4.30%, 4/1/2022	35,000	37,493
4.88%, 11/15/2044	50,000	54,410
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	53,508
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,915
1.88%, 5/10/2021	250,000	248,083
2.13%, 5/11/2020	100,000	100,524
3.25%, 5/11/2025	100,000	102,417
4.00%, 5/10/2046	50,000	50,673
4.13%, 5/11/2035	75,000	79,291
4.30%, 9/22/2019	25,000	26,215
4.38%, 5/11/2045	250,000	267,795
5.50%, 3/25/2040	25,000	30,661
Statoil ASA:
1.95%, 11/8/2018	25,000	25,063
2.65%, 1/15/2024	75,000	74,549
3.70%, 3/1/2024	100,000	105,416
3.95%, 5/15/2043	50,000	50,259
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,808
6.50%, 6/15/2038	50,000	64,901
Total Capital International SA:
2.10%, 6/19/2019	250,000	251,610
3.75%, 4/10/2024	25,000	26,417
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	49,462
6.13%, 2/1/2020	25,000	27,193
6.63%, 6/15/2037	50,000	62,373

		8,920,828

Oil & Gas Services – 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	8,230
Halliburton Co.:
4.85%, 11/15/2035	150,000	162,609
5.00%, 11/15/2045	35,000	38,353
7.45%, 9/15/2039	25,000	35,052
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	73,311

		317,555

Packaging & Containers – 0.0%(a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	48,500
WestRock Co. 3.38%, 9/15/2027(b)	100,000	99,562

		148,062

Pharmaceuticals – 1.3%
Abbott Laboratories 2.95%, 3/15/2025	75,000	74,053
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	324,782
2.50%, 5/14/2020	25,000	25,296
2.90%, 11/6/2022	25,000	25,361
3.20%, 5/14/2026	200,000	199,934
4.30%, 5/14/2036	50,000	52,567
4.40%, 11/6/2042	50,000	52,199
4.45%, 5/14/2046	150,000	158,518
4.50%, 5/14/2035	50,000	53,831
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	76,539
3.45%, 3/15/2022	200,000	207,350
3.80%, 3/15/2025	75,000	77,842
3.85%, 6/15/2024	50,000	52,198
4.55%, 3/15/2035	100,000	106,780
4.75%, 3/15/2045	75,000	81,381
AstraZeneca PLC:
1.75%, 11/16/2018	100,000	99,986
2.38%, 6/12/2022	100,000	99,067
3.38%, 11/16/2025	35,000	35,630

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – (continued)
4.00%, 9/18/2042	$25,000	$25,118
6.45%, 9/15/2037	25,000	33,425
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,391
4.00%, 6/23/2025	25,000	26,197
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	25,000	25,030
3.25%, 8/1/2042	50,000	45,910
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	50,314
2.62%, 6/15/2022	150,000	149,700
3.41%, 6/15/2027	50,000	50,119
4.90%, 9/15/2045	25,000	27,564
Eli Lilly & Co.:
2.35%, 5/15/2022	50,000	50,130
3.10%, 5/15/2027	24,000	24,250
5.55%, 3/15/2037	25,000	31,211
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,099
3.00%, 7/15/2023	150,000	150,279
3.30%, 2/25/2021	25,000	25,754
4.50%, 2/25/2026	75,000	80,290
4.80%, 7/15/2046	150,000	158,697
6.13%, 11/15/2041	25,000	30,329
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,427
4.20%, 3/18/2043	25,000	26,836
6.38%, 5/15/2038	50,000	68,605
Johnson & Johnson:
1.65%, 3/1/2021	50,000	49,592
2.45%, 3/1/2026	30,000	29,422
3.38%, 12/5/2023	25,000	26,635
3.55%, 3/1/2036	150,000	154,000
3.63%, 3/3/2037	200,000	208,556
3.70%, 3/1/2046	50,000	51,672
3.75%, 3/3/2047	100,000	104,515
4.50%, 12/5/2043	50,000	57,806
McKesson Corp.:
2.28%, 3/15/2019	75,000	75,316
2.85%, 3/15/2023	25,000	25,085
4.88%, 3/15/2044	25,000	27,698
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	27,562
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	50,511
2.40%, 9/15/2022	25,000	25,192
2.75%, 2/10/2025	325,000	325,988
3.60%, 9/15/2042	25,000	24,791
3.70%, 2/10/2045	50,000	50,512
Mylan NV:
3.00%, 12/15/2018	100,000	101,021
3.15%, 6/15/2021	80,000	81,383
Novartis Capital Corp.:
1.80%, 2/14/2020	125,000	125,022
2.40%, 5/17/2022	50,000	50,273
3.00%, 11/20/2025	25,000	25,461
3.10%, 5/17/2027	30,000	30,495
3.40%, 5/6/2024	25,000	26,205
4.00%, 11/20/2045	50,000	53,264
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	26,127
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,983
Pfizer, Inc.:
1.45%, 6/3/2019	100,000	99,683
2.10%, 5/15/2019	25,000	25,183
2.20%, 12/15/2021	200,000	201,196
3.00%, 12/15/2026	150,000	151,896
3.40%, 5/15/2024	25,000	26,282
4.00%, 12/15/2036	150,000	161,127
7.20%, 3/15/2039	75,000	110,538
Sanofi 4.00%, 3/29/2021	25,000	26,504
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	149,610
2.40%, 9/23/2021	50,000	49,743
2.88%, 9/23/2023	100,000	99,347
3.20%, 9/23/2026	30,000	29,564
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,674
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	200,000	197,124
2.20%, 7/21/2021	50,000	48,077
3.15%, 10/1/2026	25,000	23,068
4.10%, 10/1/2046	25,000	21,303
Wyeth LLC 6.00%, 2/15/2036	25,000	32,454
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	49,550
4.70%, 2/1/2043	25,000	27,808

		6,399,807

Pipelines – 0.9%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	26,440
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	153,387
Enable Midstream Partners L.P. 4.40%, 3/15/2027	50,000	51,100
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	26,243
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	50,250
3.70%, 7/15/2027	50,000	50,514
4.25%, 12/1/2026	50,000	52,614
Energy Transfer L.P.:
4.20%, 4/15/2027	50,000	50,673
4.75%, 1/15/2026	225,000	236,981
5.15%, 2/1/2043	25,000	24,461
5.15%, 3/15/2045	225,000	218,686
5.20%, 2/1/2022	100,000	108,417
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	25,000	26,341
5.45%, 6/1/2047	50,000	51,438

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC:
2.85%, 4/15/2021	$75,000	$76,136
3.75%, 2/15/2025	75,000	77,748
3.95%, 2/15/2027	200,000	209,924
4.85%, 3/15/2044	50,000	53,231
4.90%, 5/15/2046	50,000	54,589
Series N, 6.50%, 1/31/2019	25,000	26,448
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	25,656
5.40%, 9/1/2044	25,000	25,775
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	229,019
4.30%, 6/1/2025	50,000	52,374
5.05%, 2/15/2046	50,000	51,356
5.30%, 12/1/2034	200,000	208,512
5.55%, 6/1/2045	150,000	161,628
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047(e)	50,000	49,445
5.00%, 3/1/2026	50,000	55,886
MPLX L.P.:
4.88%, 6/1/2025	50,000	53,642
5.20%, 3/1/2047	100,000	104,837
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,259
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	30,297
4.95%, 7/13/2047	150,000	150,613
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,806
4.90%, 10/1/2046	10,000	10,013
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,377
4.50%, 12/15/2026	50,000	50,987
4.65%, 10/15/2025	50,000	51,513
4.70%, 6/15/2044	25,000	22,605
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	100,641
5.63%, 2/1/2021	95,000	102,894
5.63%, 3/1/2025	200,000	220,780
5.75%, 5/15/2024	75,000	83,435
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	49,893
5.30%, 4/1/2044	25,000	24,671
5.35%, 5/15/2045	25,000	24,750
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,033
4.63%, 3/1/2034	250,000	272,985
7.63%, 1/15/2039	25,000	36,656
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	257,876
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	26,370
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	103,207
3.90%, 1/15/2025	50,000	51,048
5.10%, 9/15/2045	125,000	131,387
5.25%, 3/15/2020	25,000	26,804

		4,632,651

Real Estate – 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	53,908
Prologis L.P.:
3.75%, 11/1/2025	50,000	52,440
4.25%, 8/15/2023	150,000	162,900

		269,248

Real Estate Investment Trusts – 0.7%
American Tower Corp.:
2.25%, 1/15/2022	100,000	98,311
3.13%, 1/15/2027	100,000	96,112
3.38%, 10/15/2026	75,000	74,068
3.40%, 2/15/2019	25,000	25,454
3.50%, 1/31/2023	50,000	51,751
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,347
Series GMTN, 2.95%, 5/11/2026	50,000	49,158
Series MTN, 3.90%, 10/15/2046	50,000	48,712
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	142,162
3.65%, 2/1/2026	100,000	101,829
3.85%, 2/1/2023	75,000	79,013
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	49,709
4.13%, 6/15/2026	50,000	50,437
CBL & Associates L.P. 5.95%, 12/15/2026	50,000	50,619
Crown Castle International Corp.:
3.70%, 6/15/2026	15,000	15,084
4.00%, 3/1/2027	20,000	20,462
4.75%, 5/15/2047	100,000	101,781
5.25%, 1/15/2023	100,000	110,668
DDR Corp.:
3.50%, 1/15/2021	25,000	25,367
3.90%, 8/15/2024	50,000	50,284
Digital Realty Trust L.P.:
3.70%, 8/15/2027	50,000	50,479
3.95%, 7/1/2022	25,000	26,272
EPR Properties 4.50%, 6/1/2027	50,000	50,669
ERP Operating L.P.:
2.38%, 7/1/2019	50,000	50,293
4.00%, 8/1/2047	50,000	49,750
Essex Portfolio L.P. 3.63%, 5/1/2027	50,000	50,299
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	49,347
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,188
3.88%, 8/15/2024	50,000	51,364

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	$50,000	$50,171
3.50%, 8/1/2026	25,000	24,471
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	50,426
Hospitality Properties Trust:
4.50%, 6/15/2023	25,000	26,530
4.95%, 2/15/2027	70,000	73,536
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	51,025
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	46,971
3.30%, 2/1/2025	40,000	39,873
3.80%, 4/1/2027	25,000	25,249
Mid-America Apartments L.P. 3.60%, 6/1/2027	50,000	50,304
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	49,578
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	154,706
Realty Income Corp. 4.13%, 10/15/2026	50,000	51,678
Regency Centers L.P. 4.40%, 2/1/2047	50,000	50,023
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	25,635
Select Income REIT 4.25%, 5/15/2024	50,000	50,520
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	352,037
2.63%, 6/15/2022	100,000	100,416
4.25%, 11/30/2046	50,000	50,940
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	49,594
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	24,006
Series MTN, 3.50%, 7/1/2027	50,000	49,864
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	50,225
4.38%, 2/1/2045	75,000	74,053
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	10,000	10,090
3.95%, 8/15/2027	40,000	39,916
4.13%, 6/1/2021	5,000	5,226
4.60%, 2/6/2024	5,000	5,265
4.88%, 6/1/2026	10,000	10,705
Welltower, Inc.:
4.00%, 6/1/2025	175,000	182,268
5.25%, 1/15/2022	50,000	54,942
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	27,297

		3,577,529

Retail – 0.9%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,526
AutoZone, Inc. 3.75%, 6/1/2027	100,000	101,036
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	150,172
CVS Health Corp.:
2.13%, 6/1/2021	100,000	99,131
2.25%, 12/5/2018	50,000	50,241
2.80%, 7/20/2020	20,000	20,330
2.88%, 6/1/2026	210,000	202,887
3.38%, 8/12/2024	25,000	25,553
3.88%, 7/20/2025	20,000	20,855
4.00%, 12/5/2023	25,000	26,566
4.88%, 7/20/2035	45,000	50,064
5.13%, 7/20/2045	185,000	212,598
Darden Restaurants, Inc. 3.85%, 5/1/2027	15,000	15,272
Dollar General Corp. 4.15%, 11/1/2025	25,000	26,546
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,160
2.00%, 4/1/2021	100,000	99,882
2.13%, 9/15/2026	150,000	140,490
2.63%, 6/1/2022	150,000	152,337
3.00%, 4/1/2026	50,000	50,291
3.75%, 2/15/2024	25,000	26,511
3.90%, 6/15/2047	50,000	51,159
4.25%, 4/1/2046	35,000	37,688
5.95%, 4/1/2041	50,000	66,192
Kohl’s Corp. 5.55%, 7/17/2045	20,000	19,268
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	200,000	198,430
2.50%, 4/15/2026	50,000	47,900
3.38%, 9/15/2025	25,000	25,749
3.70%, 4/15/2046	50,000	48,515
4.25%, 9/15/2044	25,000	26,182
4.38%, 9/15/2045	25,000	26,735
4.65%, 4/15/2042	25,000	27,643
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	23,959
4.50%, 12/15/2034	50,000	42,955
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	25,000	25,020
Series MTN, 2.75%, 12/9/2020	25,000	25,488
Series MTN, 3.50%, 3/1/2027	50,000	51,372
Series MTN, 3.70%, 1/30/2026	75,000	78,170
Series MTN, 4.70%, 12/9/2035	150,000	166,102
Series MTN, 4.88%, 12/9/2045	100,000	112,440
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	50,000	49,994
QVC, Inc. 5.45%, 8/15/2034	50,000	49,148
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,838
Target Corp.:
2.30%, 6/26/2019	275,000	277,626
2.50%, 4/15/2026	50,000	47,859
4.00%, 7/1/2042	50,000	50,189
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	46,564
Wal-Mart Stores, Inc.:
1.95%, 12/15/2018	25,000	25,132
3.30%, 4/22/2024	325,000	339,957

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Retail – (continued)
4.00%, 4/11/2043	$275,000	$289,086
4.30%, 4/22/2044	30,000	33,173
4.88%, 7/8/2040	50,000	58,952
5.00%, 10/25/2040	50,000	59,873
5.25%, 9/1/2035	25,000	30,635
6.20%, 4/15/2038	25,000	33,966
Walgreen Co. 3.10%, 9/15/2022	25,000	25,476
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	206,576
4.50%, 11/18/2034	25,000	26,022
4.65%, 6/1/2046	25,000	26,249

		4,325,730

Semiconductors – 0.4%
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,696
4.35%, 4/1/2047	100,000	107,512
5.10%, 10/1/2035	50,000	58,952
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020(b)	100,000	100,482
3.00%, 1/15/2022(b)	100,000	101,720
3.63%, 1/15/2024(b)	100,000	102,913
3.88%, 1/15/2027(b)	100,000	102,991
Intel Corp.:
2.35%, 5/11/2022	50,000	50,358
2.45%, 7/29/2020	100,000	101,825
2.60%, 5/19/2026	225,000	219,699
3.30%, 10/1/2021	25,000	26,194
4.10%, 5/19/2046	20,000	21,114
4.10%, 5/11/2047	100,000	105,785
4.80%, 10/1/2041	50,000	58,214
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,383
NVIDIA Corp. 3.20%, 9/16/2026	50,000	50,013
QUALCOMM, Inc.:
2.10%, 5/20/2020	15,000	15,062
2.25%, 5/20/2020	150,000	151,299
2.60%, 1/30/2023	200,000	200,430
2.90%, 5/20/2024	50,000	50,236
3.25%, 5/20/2027	50,000	50,385
3.45%, 5/20/2025	50,000	51,623
4.30%, 5/20/2047	50,000	51,208
4.80%, 5/20/2045	25,000	27,441
Xilinx, Inc. 2.95%, 6/1/2024	50,000	50,063

		1,907,598

Software – 0.8%
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	25,660
Autodesk, Inc. 3.50%, 6/15/2027	50,000	49,793
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	26,039
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	193,950
3.63%, 10/15/2020	28,000	29,149
3.88%, 6/5/2024	7,000	7,314
Fiserv, Inc. 2.70%, 6/1/2020	100,000	101,133
Microsoft Corp.:
1.10%, 8/8/2019	100,000	99,119
1.55%, 8/8/2021	200,000	196,338
1.85%, 2/6/2020	250,000	250,790
2.00%, 11/3/2020	150,000	150,681
2.00%, 8/8/2023	50,000	49,033
2.40%, 2/6/2022	50,000	50,552
2.40%, 8/8/2026	200,000	193,398
3.13%, 11/3/2025	50,000	51,538
3.30%, 2/6/2027	30,000	31,103
3.45%, 8/8/2036	50,000	50,332
3.63%, 12/15/2023	25,000	26,646
3.70%, 8/8/2046	200,000	201,808
3.95%, 8/8/2056	75,000	77,260
4.00%, 2/12/2055	75,000	77,711
4.10%, 2/6/2037	250,000	272,275
4.20%, 11/3/2035	65,000	72,117
4.45%, 11/3/2045	25,000	28,219
5.20%, 6/1/2039	50,000	61,782
Series 30Y, 4.25%, 2/6/2047	150,000	165,741
Oracle Corp.:
1.90%, 9/15/2021	200,000	198,574
2.25%, 10/8/2019	75,000	75,851
2.38%, 1/15/2019	25,000	25,244
2.40%, 9/15/2023	200,000	198,894
2.50%, 5/15/2022	50,000	50,702
2.65%, 7/15/2026	45,000	44,092
2.95%, 5/15/2025	10,000	10,095
3.85%, 7/15/2036	150,000	155,158
3.90%, 5/15/2035	5,000	5,231
4.00%, 7/15/2046	180,000	186,125
4.30%, 7/8/2034	200,000	218,706
4.38%, 5/15/2055	10,000	10,703
VMware, Inc.:
2.30%, 8/21/2020	150,000	150,406
3.90%, 8/21/2027	150,000	151,697

		4,020,959

Telecommunications – 1.5%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	102,486
4.38%, 7/16/2042	50,000	51,344
6.13%, 3/30/2040	100,000	122,433
AT&T, Inc.:
2.30%, 3/11/2019	25,000	25,126
2.45%, 6/30/2020	250,000	251,823
2.80%, 2/17/2021	325,000	328,660
2.85%, 2/14/2023	250,000	248,592
3.60%, 2/17/2023	125,000	128,795
3.90%, 3/11/2024	25,000	25,856
3.90%, 8/14/2027	260,000	260,432
4.13%, 2/17/2026	350,000	359,513
4.45%, 4/1/2024	25,000	26,566
4.50%, 5/15/2035	300,000	295,998
4.55%, 3/9/2049	208,000	191,526

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Telecommunications – (continued)
4.75%, 5/15/2046	$30,000	$28,835
4.80%, 6/15/2044	50,000	48,603
4.90%, 8/14/2037	15,000	15,164
5.25%, 3/1/2037	400,000	421,484
5.30%, 8/14/2058	100,000	101,160
5.65%, 2/15/2047	150,000	162,820
6.30%, 1/15/2038	50,000	58,870
British Telecommunications PLC 2.35%, 2/14/2019	75,000	75,457
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	198,998
1.85%, 9/20/2021	200,000	197,868
2.13%, 3/1/2019	25,000	25,190
2.20%, 2/28/2021	100,000	100,585
3.00%, 6/15/2022	25,000	25,809
3.50%, 6/15/2025	25,000	26,377
3.63%, 3/4/2024	25,000	26,517
5.50%, 1/15/2040	50,000	62,920
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	106,912
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	25,556
Orange SA:
1.63%, 11/3/2019	150,000	148,986
2.75%, 2/6/2019	25,000	25,298
5.38%, 7/8/2019	100,000	105,860
5.50%, 2/6/2044	50,000	60,110
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,209
5.00%, 3/15/2044	50,000	56,513
Telefonica Emisiones SAU:
5.21%, 3/8/2047	300,000	328,263
7.05%, 6/20/2036	25,000	33,335
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,234
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	107,251
Verizon Communications, Inc.:
1.75%, 8/15/2021	350,000	342,310
2.63%, 8/15/2026	50,000	46,891
3.00%, 11/1/2021	50,000	50,987
3.13%, 3/16/2022	150,000	153,588
3.50%, 11/1/2024	50,000	50,946
4.27%, 1/15/2036	28,000	27,443
4.40%, 11/1/2034	250,000	249,902
4.50%, 9/15/2020	250,000	267,980
4.52%, 9/15/2048	25,000	24,216
4.67%, 3/15/2055	250,000	237,943
4.81%, 3/15/2039	100,000	103,395
4.86%, 8/21/2046	250,000	254,768
5.01%, 4/15/2049	53,000	54,369
5.15%, 9/15/2023	50,000	56,137
5.25%, 3/16/2037	150,000	164,628
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	50,133
2.95%, 2/19/2023	125,000	126,872
4.38%, 2/19/2043	75,000	74,932

		7,396,774

Toys/Games/Hobbies – 0.0%(a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	29,822
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,058

		54,880

Transportation – 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	104,270
3.75%, 4/1/2024	25,000	26,584
3.90%, 8/1/2046	100,000	102,501
4.45%, 3/15/2043	50,000	54,674
4.55%, 9/1/2044	50,000	55,590
4.90%, 4/1/2044	125,000	145,854
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	99,427
2.95%, 11/21/2024	50,000	50,750
3.20%, 8/2/2046	25,000	23,001
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	33,837
CSX Corp.:
3.25%, 6/1/2027	50,000	50,134
3.40%, 8/1/2024	25,000	25,697
3.80%, 11/1/2046	100,000	96,106
4.10%, 3/15/2044	75,000	75,095
FedEx Corp.:
3.90%, 2/1/2035	200,000	202,500
4.00%, 1/15/2024	25,000	26,810
4.55%, 4/1/2046	100,000	106,560
4.75%, 11/15/2045	25,000	27,276
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	148,720
3.00%, 4/1/2022	25,000	25,536
3.15%, 6/1/2027	50,000	50,147
4.45%, 6/15/2045	19,000	20,419
4.80%, 8/15/2043	25,000	28,270
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	25,177
Series MTN, 2.80%, 3/1/2022	100,000	100,834
Series MTN, 3.45%, 11/15/2021	100,000	103,517
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	49,552
3.80%, 10/1/2051	52,000	51,038
4.05%, 3/1/2046	175,000	183,169
4.10%, 9/15/2067	15,000	15,172
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	50,242
2.40%, 11/15/2026	30,000	28,955
2.45%, 10/1/2022	125,000	125,951

		2,313,365

Trucking & Leasing – 0.0%(a)
GATX Corp.:
2.50%, 3/15/2019	50,000	50,326
3.85%, 3/30/2027	50,000	50,755

		101,081

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Water – 0.0%(a)
American Water Capital Corp.:
3.40%, 3/1/2025	$25,000	$25,840
4.30%, 12/1/2042	25,000	26,857

		52,697

TOTAL CORPORATE BONDS & NOTES (Cost $131,270,949)		132,637,105

FOREIGN GOVERNMENT OBLIGATIONS – 3.6%
Austria – 0.0%(a)
Oesterreichische Kontrollbank AG 1.88%, 1/20/2021	100,000	99,869

Canada – 0.5%
Canada Government International Bond 1.63%, 2/27/2019	300,000	300,642
Export Development Canada:
1.00%, 9/13/2019	150,000	148,239
1.38%, 10/21/2021	50,000	48,850
1.50%, 5/26/2021	50,000	49,298
2.00%, 5/17/2022	50,000	49,879
Province of Alberta Canada:
1.90%, 12/6/2019	50,000	50,000
2.20%, 7/26/2022	50,000	49,807
Province of British Columbia Canada:
2.25%, 6/2/2026	150,000	145,933
2.65%, 9/22/2021	50,000	51,201
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	237,517
Province of Ontario Canada:
1.25%, 6/17/2019	200,000	198,318
1.63%, 1/18/2019	100,000	99,919
1.88%, 5/21/2020	250,000	249,727
2.40%, 2/8/2022	100,000	100,860
2.50%, 9/10/2021	25,000	25,342
2.50%, 4/27/2026	100,000	98,492
4.40%, 4/14/2020	50,000	53,038
Province of Quebec Canada:
2.50%, 4/20/2026	250,000	247,652
2.63%, 2/13/2023	250,000	253,710
2.75%, 8/25/2021	50,000	51,176
2.75%, 4/12/2027	200,000	199,670

		2,709,270

Chile – 0.0%(a)
Chile Government International Bond:
3.13%, 1/21/2026	50,000	51,279
3.86%, 6/21/2047	50,000	50,905

		102,184

Colombia – 0.1%
Colombia Government International Bond:
4.00%, 2/26/2024	275,000	286,770
5.00%, 6/15/2045	200,000	205,942
5.63%, 2/26/2044	200,000	223,442

		716,154

Germany – 0.2%
FMS Wertmanagement AoeR 1.75%, 1/24/2020	200,000	200,138
Kreditanstalt fuer Wiederaufbau:
1.25%, 9/30/2019	200,000	198,416
1.63%, 5/29/2020	250,000	249,213
1.75%, 3/31/2020	150,000	150,129
2.13%, 3/7/2022	250,000	250,952
Landwirtschaftliche Rentenbank Series 36, 2.00%, 12/6/2021	150,000	150,114

		1,198,962

Hungary – 0.1%
Hungary Government International Bond:
5.38%, 3/25/2024	150,000	171,530
6.38%, 3/29/2021	150,000	169,063

		340,593

Israel – 0.0%(a)
Israel Government International Bond:
2.88%, 3/16/2026	100,000	100,851
4.00%, 6/30/2022	50,000	53,656

		154,507

Italy – 0.0%(a)
Italy Government International Bond 5.38%, 6/15/2033	50,000	58,176

Japan – 0.2%
Japan Bank for International Cooperation:
1.50%, 7/21/2021	25,000	24,364
1.88%, 4/20/2021	225,000	222,390
2.13%, 7/21/2020	200,000	200,316
2.38%, 4/20/2026	200,000	194,622
2.50%, 6/1/2022	200,000	201,820
2.88%, 7/21/2027	100,000	100,865

		944,377

Mexico – 0.2%
Mexico Government International Bond:
3.63%, 3/15/2022	100,000	104,802
4.00%, 10/2/2023	80,000	84,535
4.13%, 1/21/2026	125,000	131,700
4.15%, 3/28/2027	200,000	210,440
5.55%, 1/21/2045	300,000	345,252
6.05%, 1/11/2040	30,000	35,990
Series GMTN, 3.50%, 1/21/2021	200,000	209,590
Series MTN, 4.75%, 3/8/2044	100,000	103,001

		1,225,310

Panama – 0.1%
Panama Government International Bond:
3.75%, 3/16/2025	150,000	156,913
3.88%, 3/17/2028	200,000	209,354
4.50%, 5/15/2047	50,000	52,808
6.70%, 1/26/2036	50,000	66,176

		485,251

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Peru – 0.1%
Peruvian Government International Bond:
4.13%, 8/25/2027	$150,000	$164,916
5.63%, 11/18/2050	50,000	63,197
6.55%, 3/14/2037	25,000	33,681

		261,794

Philippines – 0.2%
Philippine Government International Bond:
3.95%, 1/20/2040	200,000	207,514
4.00%, 1/15/2021	100,000	106,070
4.20%, 1/21/2024	100,000	109,741
5.00%, 1/13/2037	150,000	177,366
7.75%, 1/14/2031	100,000	145,588

		746,279

Poland – 0.1%
Poland Government International Bond:
3.00%, 3/17/2023	50,000	51,164
3.25%, 4/6/2026	25,000	25,664
4.00%, 1/22/2024	150,000	161,401
5.00%, 3/23/2022	50,000	55,266

		293,495

South Korea – 0.1%
Export-Import Bank of Korea:
2.13%, 2/11/2021	100,000	98,087
2.38%, 4/21/2027	25,000	23,154
3.25%, 11/10/2025	150,000	150,046
5.13%, 6/29/2020	100,000	106,768
Korea Development Bank:
2.50%, 1/13/2021	100,000	99,318
3.00%, 1/13/2026	100,000	98,377
Korea International Bond 7.13%, 4/16/2019	100,000	107,523

		683,273

Supranational – 1.6%
African Development Bank:
Series GDIC, 1.88%, 3/16/2020	200,000	200,754
Series GDIF, 1.00%, 11/2/2018	25,000	24,857
Series GDIF, 1.00%, 5/15/2019	50,000	49,523
Series GDIF, 1.25%, 7/26/2021	25,000	24,371
Asian Development Bank:
1.38%, 1/15/2019	375,000	374,164
1.63%, 3/16/2021	150,000	148,789
1.75%, 6/8/2021	100,000	99,450
2.00%, 2/16/2022	150,000	149,935
2.13%, 11/24/2021	75,000	75,496
2.38%, 8/10/2027	50,000	49,495
2.63%, 1/12/2027	50,000	50,636
Series GMTN, 2.00%, 4/24/2026	100,000	96,644
Corp. Andina de Fomento 2.13%, 9/27/2021	50,000	49,596
Council of Europe Development Bank:
1.63%, 3/16/2021	50,000	49,503
1.88%, 1/27/2020	100,000	100,363
European Bank for Reconstruction & Development:
1.13%, 8/24/2020	100,000	98,112
1.63%, 11/15/2018	25,000	25,022
2.00%, 2/1/2021	250,000	250,717
Series GMTN, 1.88%, 2/23/2022	75,000	74,434
European Investment Bank:
1.25%, 12/16/2019	375,000	371,584
1.38%, 9/15/2021	200,000	195,558
1.63%, 6/15/2021	150,000	148,410
1.75%, 6/17/2019	25,000	25,063
1.75%, 5/15/2020	400,000	400,032
1.88%, 3/15/2019	50,000	50,213
1.88%, 2/10/2025	100,000	96,808
2.00%, 3/15/2021	225,000	225,855
2.13%, 10/15/2021	50,000	50,275
2.13%, 4/13/2026	100,000	97,785
2.50%, 4/15/2021	50,000	51,000
2.50%, 10/15/2024	25,000	25,369
Series MTN, 1.25%, 5/15/2019	350,000	348,106
Inter-American Development Bank:
1.00%, 5/13/2019	125,000	123,872
1.25%, 10/15/2019	100,000	99,241
1.88%, 6/16/2020	135,000	135,508
1.88%, 3/15/2021	250,000	250,052
2.13%, 11/9/2020	25,000	25,232
2.13%, 1/18/2022	100,000	100,487
2.38%, 7/7/2027	100,000	99,125
3.00%, 2/21/2024	100,000	104,322
4.38%, 1/24/2044	75,000	90,032
Series GMTN, 1.63%, 5/12/2020	200,000	199,562
International Bank for Reconstruction & Development:
1.00%, 10/5/2018	100,000	99,501
2.00%, 1/26/2022	300,000	299,898
2.13%, 11/1/2020	25,000	25,244
Series GDIF, 1.13%, 11/27/2019	50,000	49,447
Series GDIF, 1.25%, 7/26/2019	350,000	347,833
Series GDIF, 1.38%, 4/22/2019	200,000	199,150
Series GDIF, 1.38%, 5/24/2021	275,000	270,251
Series GDIF, 1.38%, 9/20/2021	300,000	293,610
Series GDIF, 1.88%, 4/21/2020	200,000	200,886
Series GDIF, 2.50%, 11/25/2024	50,000	50,603
Series GDIF, 2.50%, 7/29/2025	200,000	201,706
Series GMTN, 0.88%, 8/15/2019	50,000	49,328
Series GMTN, 4.75%, 2/15/2035	25,000	31,681

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Supranational – (continued)
International Finance Corp.:
2.13%, 4/7/2026	$100,000	$97,536
Series GMTN, 1.13%, 7/20/2021	125,000	121,369
Nordic Investment Bank:
1.13%, 2/25/2019	50,000	49,715
2.13%, 2/1/2022	200,000	200,880

		7,893,990

Sweden – 0.1%
Svensk Exportkredit AB:
1.13%, 8/28/2019	150,000	148,313
1.25%, 4/12/2019	100,000	99,378

		247,691

Uruguay – 0.0%(a)
Uruguay Government International Bond:
4.38%, 10/27/2027	25,000	26,921
5.10%, 6/18/2050	175,000	184,731

		211,652

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $18,342,069)		18,372,827

U.S. GOVERNMENT AGENCY OBLIGATIONS – 29.4%
Federal Farm Credit Banks:
1.50%, 12/19/2019	50,000	49,844
1.55%, 1/10/2020	300,000	299,268
3.50%, 12/20/2023	50,000	53,651
Federal Home Loan Bank:
0.88%, 10/1/2018	200,000	199,010
1.13%, 6/21/2019	225,000	223,589
1.13%, 7/14/2021	100,000	97,654
1.25%, 1/16/2019	250,000	249,307
1.38%, 11/15/2019	750,000	747,157
1.38%, 2/18/2021	100,000	98,930
1.88%, 3/8/2019	50,000	50,266
1.88%, 11/29/2021	200,000	199,608
2.05%, 7/13/2021	50,000	49,972
2.15%, 9/26/2022	50,000	49,890
2.25%, 6/11/2021	75,000	76,088
2.30%, 7/19/2022	100,000	100,012
2.88%, 9/13/2024	50,000	51,931
5.50%, 7/15/2036	35,000	47,343
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	750,000	747,622
0.88%, 7/19/2019	50,000	49,431
1.25%, 7/26/2019	250,000	248,227
1.25%, 8/1/2019	100,000	99,544
1.25%, 10/2/2019	75,000	74,522
1.60%, 7/26/2019	100,000	99,928
1.63%, 10/25/2019	50,000	49,966
1.70%, 9/29/2020	100,000	99,562
1.75%, 6/29/2020	50,000	49,957
2.38%, 1/13/2022	325,000	330,895
2.50%, 10/1/2029	59,629	60,239
2.50%, 1/1/2031	117,199	118,132
2.50%, 5/1/2031	189,265	190,785
2.50%, 6/1/2031	343,764	346,524
2.50%, 10/1/2031	314,509	317,034
2.50%, 12/1/2031	362,431	365,341
3.00%, 12/1/2030	152,772	157,137
3.00%, 5/1/2031	122,602	126,068
3.00%, 12/1/2031	588,567	605,207
3.00%, 2/1/2032	2,338,985	2,405,319
3.00%, 5/1/2032	951,554	978,401
3.00%, 7/1/2032	291,779	300,011
3.00%, 5/1/2035	81,548	83,141
3.00%, 6/1/2036	355,538	362,125
3.00%, 6/1/2045	121,548	122,228
3.00%, 8/1/2045	246,983	248,364
3.00%, 4/1/2046	540,935	543,105
3.00%, 6/1/2046	181,661	182,389
3.00%, 8/1/2046	924,714	928,423
3.00%, 9/1/2046	303,200	304,417
3.00%, 10/1/2046	517,470	519,546
3.00%, 11/1/2046	1,645,556	1,652,157
3.00%, 12/1/2046	500,875	502,884
3.00%, 1/1/2047	1,056,783	1,061,022
3.00%, 2/1/2047	1,937,619	1,946,187
3.50%, 4/1/2032	559,218	585,301
3.50%, 11/1/2034	360,203	375,950
3.50%, 3/1/2037	476,780	496,029
3.50%, 4/1/2042	383,396	397,657
3.50%, 8/1/2043	809,255	838,297
3.50%, 11/1/2044	69,885	72,225
3.50%, 1/1/2045	90,996	94,043
3.50%, 7/1/2045	155,070	160,400
3.50%, 10/1/2045	91,857	94,796
3.50%, 12/1/2045	1,046,884	1,080,378
3.50%, 1/1/2046	135,940	140,315
3.50%, 3/1/2046	281,086	290,040
3.50%, 4/1/2046	415,794	429,039
3.50%, 6/1/2046	477,828	493,050
3.50%, 12/1/2046	1,401,352	1,445,995
3.50%, 2/1/2047	952,643	983,308
3.50%, 3/1/2047	960,425	991,044
3.50%, 4/1/2047	627,708	647,720
3.50%, 6/1/2047	661,706	682,802
3.75%, 3/27/2019	150,000	154,918
4.00%, 4/1/2025	72,112	75,452
4.00%, 4/1/2042	54,137	57,319
4.00%, 6/1/2042	138,945	147,244
4.00%, 12/1/2044	72,026	75,947
4.00%, 4/1/2045	58,448	61,601
4.00%, 10/1/2045	134,402	141,654
4.00%, 12/1/2045	223,030	235,063
4.00%, 1/1/2046	916,416	965,861
4.00%, 2/1/2046	343,870	362,424
4.00%, 1/1/2047	920,428	970,245
4.00%, 2/1/2047	460,801	485,742
4.00%, 6/1/2047	977,034	1,030,069
4.00%, 9/1/2047	1,097,062	1,156,613
4.50%, 5/1/2044	166,952	179,157
4.50%, 12/1/2045	803,902	862,671
4.50%, 9/1/2046	627,352	673,532
4.50%, 4/1/2047	562,756	605,540
5.00%, 7/1/2041	228,522	249,900

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
5.50%, 8/1/2038	$684,063	$758,998
6.00%, 7/1/2040	254,867	285,356
6.25%, 7/15/2032	210,000	295,642
Series K005, Class A2, 4.32%, 11/25/2019	200,000	208,838
Series K025, Class A2, 2.68%, 10/25/2022	125,000	127,096
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,663
Series K040, Class A2, 3.24%, 9/25/2024	75,000	78,069
Series K049, Class A2, 3.01%, 7/25/2025	200,000	204,354
Series K054, Class A2, 2.75%, 1/25/2026	500,000	500,036
Series K062, Class A2, 3.41%, 12/25/2026	400,000	418,034
Series K716, Class A2, 3.13%, 6/25/2021	250,000	258,287
Series K718, Class A2, 2.79%, 1/25/2022	500,000	511,645
TBA, 3.00%, 10/1/2047(e)	500,000	501,680
TBA, 3.50%, 10/1/2047(e)	1,075,000	1,108,426
TBA, 4.00%, 10/1/2047(e)	600,000	631,711
TBA, 4.50%, 10/1/2047(e)	700,000	750,531
Federal National Mortgage Association:
1.00%, 8/28/2019	200,000	198,044
1.00%, 10/24/2019	200,000	197,632
1.25%, 5/6/2021	275,000	270,308
1.38%, 1/28/2019	750,000	749,325
1.38%, 10/7/2021	325,000	318,890
1.50%, 2/28/2020	500,000	498,820
1.50%, 6/22/2020	100,000	99,666
1.75%, 9/12/2019	75,000	75,302
1.88%, 9/24/2026	500,000	475,450
2.00%, 1/5/2022	150,000	150,461
2.00%, 11/1/2031	185,026	182,111
2.13%, 4/24/2026	50,000	48,750
2.50%, 3/1/2029	349,454	353,297
2.50%, 2/1/2031	181,596	182,975
2.50%, 10/1/2031	296,458	298,615
2.50%, 12/1/2031	530,130	533,988
2.50%, 1/1/2032	177,727	179,077
3.00%, 10/1/2028	123,527	127,158
3.00%, 8/1/2029	62,698	64,518
3.00%, 5/1/2030	399,193	410,821
3.00%, 6/1/2030	83,245	85,601
3.00%, 9/1/2030	65,862	67,727
3.00%, 11/1/2030	137,256	141,141
3.00%, 12/1/2030	99,660	102,481
3.00%, 4/1/2031	352,137	362,001
3.00%, 12/1/2031	527,143	541,909
3.00%, 2/1/2032	2,143,668	2,203,718
3.00%, 5/1/2032	855,598	879,511
3.00%, 8/1/2032	294,417	302,646
3.00%, 6/1/2036	108,277	110,259
3.00%, 8/1/2036	542,258	552,185
3.00%, 10/1/2036	277,454	282,533
3.00%, 12/1/2036	468,636	477,215
3.00%, 6/1/2043	356,852	360,022
3.00%, 7/1/2043	105,570	106,484
3.00%, 1/1/2045	1,491,654	1,504,576
3.00%, 9/1/2045	102,734	103,284
3.00%, 11/1/2045	797,726	801,997
3.00%, 12/1/2045	140,722	141,475
3.00%, 5/1/2046	998,183	1,002,019
3.00%, 7/1/2046	1,144,724	1,149,124
3.00%, 10/1/2046	283,414	284,503
3.00%, 11/1/2046	1,424,544	1,430,019
3.00%, 12/1/2046	1,126,303	1,130,631
3.00%, 1/1/2047	3,085,628	3,097,486
3.00%, 2/1/2047	968,032	971,753
3.00%, 5/1/2047	980,551	984,310
3.50%, 11/1/2025	60,169	62,715
3.50%, 1/1/2027	68,165	71,049
3.50%, 5/1/2029	70,402	73,433
3.50%, 10/1/2029	55,854	58,259
3.50%, 2/1/2031	735,941	767,146
3.50%, 3/1/2032	507,745	529,734
3.50%, 4/1/2032	714,346	745,282
3.50%, 12/1/2035	76,287	79,403
3.50%, 1/1/2037	470,436	489,342
3.50%, 2/1/2037	712,286	741,599
3.50%, 7/1/2037	394,271	410,083
3.50%, 2/1/2041	153,743	159,455
3.50%, 10/1/2044	56,552	58,426
3.50%, 1/1/2045	164,553	170,004
3.50%, 5/1/2045	68,803	70,988
3.50%, 8/1/2045	223,729	230,834
3.50%, 11/1/2045	91,874	94,791
3.50%, 12/1/2045	1,129,140	1,164,998
3.50%, 1/1/2046	854,703	881,846
3.50%, 2/1/2046	989,688	1,021,117
3.50%, 4/1/2046	683,706	705,329
3.50%, 5/1/2046	1,046,165	1,079,251
3.50%, 6/1/2046	279,980	288,835
3.50%, 7/1/2046	646,533	666,980
3.50%, 1/1/2047	903,161	931,725
3.50%, 2/1/2047	909,281	938,060
3.50%, 3/1/2047	960,260	990,630
3.50%, 4/1/2047	1,939,244	2,000,603
3.50%, 5/1/2047	725,336	748,275
3.50%, 6/1/2047	980,349	1,011,367
3.50%, 9/1/2047	797,076	822,296
3.50%, 10/1/2047	950,000	980,058
4.00%, 8/1/2018	21,448	22,177
4.00%, 1/1/2019	18,044	18,657
4.00%, 9/1/2019	48,853	50,514
4.00%, 3/1/2021	42,005	43,433
4.00%, 10/1/2033	229,798	244,299
4.00%, 12/1/2040	87,419	92,538
4.00%, 2/1/2043	501,953	531,347
4.00%, 10/1/2043	1,205,301	1,276,339
4.00%, 11/1/2043	403,313	425,885
4.00%, 12/1/2043	376,324	397,386
4.00%, 10/1/2044	90,930	95,864
4.00%, 3/1/2045	83,215	87,712
4.00%, 7/1/2045	84,010	88,550
4.00%, 9/1/2045	351,125	370,102
4.00%, 12/1/2045	174,621	184,057

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
4.00%, 4/1/2046	$423,387	$446,318
4.00%, 7/1/2046	531,025	559,785
4.00%, 11/1/2046	843,858	889,561
4.00%, 12/1/2046	914,798	964,343
4.00%, 4/1/2047	1,000,699	1,054,511
4.00%, 7/1/2047	1,081,417	1,139,571
4.00%, 8/1/2047	916,330	965,606
4.00%, 9/1/2047	870,864	917,695
4.50%, 4/1/2018	7,849	8,028
4.50%, 5/1/2020	14,936	15,275
4.50%, 12/1/2040	229,754	247,520
4.50%, 1/1/2042	99,410	107,241
4.50%, 9/1/2043	194,873	209,859
4.50%, 11/1/2043	106,091	114,097
4.50%, 5/1/2044	391,721	420,876
4.50%, 6/1/2044	112,867	121,267
4.50%, 2/1/2046	390,060	420,222
4.50%, 3/1/2046	1,327,331	1,427,489
4.50%, 7/1/2046	533,966	574,882
5.00%, 1/1/2039	839,405	924,931
5.00%, 6/1/2040	413,528	452,071
5.00%, 7/1/2041	69,334	75,796
5.00%, 5/1/2042	80,280	87,763
5.00%, 11/1/2044	1,049,844	1,148,181
5.00%, 1/1/2045	94,069	103,132
5.50%, 2/1/2037	44,618	49,615
5.50%, 4/1/2038	213,499	237,276
5.50%, 9/1/2040	65,621	72,867
5.50%, 9/1/2041	104,161	115,761
5.50%, 5/1/2044	1,185,790	1,317,714
5.63%, 7/15/2037	80,000	110,047
6.63%, 11/15/2030	115,000	163,138
7.25%, 5/15/2030	75,000	110,530
Series 2011-M5, Class A2, 2.94%, 7/25/2021	137,255	140,785
Series 2013-M12, Class APT, 2.47%, 3/25/2023(c)	38,040	38,101
Series 2013-M3, Class A2, 2.51%, 11/25/2022(c)	150,000	150,704
Series 2014-M3, Class A2, 3.50%, 1/25/2024(c)	50,000	52,678
Series 2015-M8, Class A2, 2.90%, 1/25/2025(c)	250,000	252,992
TBA, 2.50%, 10/1/2032(e)	1,000,000	1,006,875
TBA, 3.00%, 10/1/2047(e)	700,000	702,297
TBA, 3.50%, 10/1/2047(e)	200,000	206,187
TBA, 4.00%, 10/1/2047(e)	200,000	210,547
Government National Mortgage Association:
3.00%, 1/20/2043	797,291	813,689
3.00%, 5/20/2043	403,486	411,251
3.00%, 12/20/2044	89,226	90,638
3.00%, 3/20/2045	49,712	50,480
3.00%, 4/20/2045	144,849	147,089
3.00%, 6/20/2045	72,946	74,075
3.00%, 7/20/2045	132,483	134,532
3.00%, 8/20/2045	117,610	119,429
3.00%, 4/20/2046	123,016	124,843
3.00%, 5/20/2046	211,733	214,877
3.00%, 7/20/2046	133,886	135,874
3.00%, 8/20/2046	432,297	438,716
3.00%, 9/20/2046	301,243	305,715
3.00%, 10/20/2046	304,962	309,490
3.00%, 11/20/2046	543,475	551,545
3.00%, 12/20/2046	2,120,718	2,152,205
3.00%, 2/20/2047	1,010,763	1,025,996
3.00%, 4/20/2047	1,459,963	1,481,967
3.00%, 5/20/2047	1,078,700	1,094,794
3.00%, 6/20/2047	495,600	502,994
3.00%, 7/20/2047	497,420	504,842
3.00%, 8/20/2047	473,894	480,965
3.50%, 10/20/2042	648,239	677,518
3.50%, 5/20/2043	96,552	100,757
3.50%, 9/20/2043	66,847	69,758
3.50%, 11/20/2043	537,614	561,025
3.50%, 10/20/2044	72,610	75,675
3.50%, 12/20/2044	50,147	52,264
3.50%, 3/20/2045	47,672	49,611
3.50%, 4/20/2045	142,046	147,824
3.50%, 6/20/2045	95,644	99,535
3.50%, 10/20/2045	103,465	107,674
3.50%, 1/20/2046	1,513,425	1,574,989
3.50%, 3/20/2046	330,493	343,960
3.50%, 4/20/2046	175,174	182,313
3.50%, 5/20/2046	182,281	189,709
3.50%, 6/20/2046	397,800	414,010
3.50%, 7/20/2046	447,233	465,457
3.50%, 10/20/2046	850,652	885,315
3.50%, 11/20/2046	544,306	566,486
3.50%, 1/20/2047	1,274,500	1,326,434
3.50%, 3/20/2047	1,935,954	2,015,257
3.50%, 5/20/2047	1,476,953	1,537,454
3.50%, 6/20/2047	991,176	1,031,778
3.50%, 7/20/2047	746,305	776,877
3.50%, 8/20/2047	1,172,605	1,220,639
3.50%, 9/20/2047	500,000	520,482
4.00%, 4/15/2040	77,485	82,109
4.00%, 2/20/2042	32,449	34,534
4.00%, 7/20/2042	21,984	23,397
4.00%, 7/15/2044	77,480	81,896
4.00%, 8/20/2044	46,883	49,803
4.00%, 10/20/2044	423,571	449,955
4.00%, 5/15/2045	83,240	88,129
4.00%, 6/15/2045	176,351	186,709
4.00%, 8/20/2045	52,234	55,284
4.00%, 11/20/2045	175,976	186,251
4.00%, 2/20/2046	490,743	519,398
4.00%, 5/20/2046	517,389	547,599
4.00%, 6/20/2046	345,260	364,168
4.00%, 1/20/2047	1,182,709	1,247,478
4.00%, 4/20/2047	1,166,417	1,230,322
4.00%, 5/20/2047	785,564	828,603
4.00%, 7/20/2047	746,077	786,953
4.50%, 1/20/2044	200,728	214,748
4.50%, 11/20/2044	64,222	68,996
4.50%, 12/20/2044	52,484	56,385
4.50%, 4/20/2046	323,745	347,810
4.50%, 6/20/2046	234,651	252,094
4.50%, 7/20/2046	294,812	316,727
4.50%, 4/20/2047	1,430,049	1,526,287
4.50%, 8/20/2047	399,265	427,201

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
5.00%, 6/15/2040	$60,039	$65,984
5.00%, 10/15/2041	95,428	104,161
5.00%, 3/20/2044	92,431	99,640
5.00%, 12/20/2045	329,829	355,439
5.50%, 10/20/2043	81,304	89,582
5.50%, 5/20/2045	966,982	1,064,747
TBA, 3.00%, 10/1/2047(e)	700,000	709,953
TBA, 3.50%, 10/1/2047(e)	375,000	389,912
TBA, 4.00%, 10/1/2047(e)	300,000	315,891
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	201,242
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	103,507
2.88%, 2/1/2027	50,000	51,202
3.50%, 12/15/2042	75,000	78,539
4.25%, 9/15/2065	50,000	56,799
5.25%, 9/15/2039	150,000	197,076

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $151,151,986)		150,365,109

U.S. TREASURY OBLIGATIONS – 35.8%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,253,473
2.50%, 2/15/2045	840,000	783,829
2.50%, 2/15/2046	1,400,000	1,302,504
2.50%, 5/15/2046	1,100,000	1,022,527
2.75%, 8/15/2042	150,000	148,303
2.75%, 11/15/2042	500,000	493,820
2.75%, 8/15/2047	250,000	244,640
2.88%, 5/15/2043	1,950,000	1,966,419
2.88%, 8/15/2045	80,000	80,408
2.88%, 11/15/2046	1,950,000	1,957,215
3.00%, 5/15/2042	325,000	336,398
3.00%, 11/15/2044	675,000	695,797
3.00%, 5/15/2045	375,000	386,269
3.00%, 11/15/2045	400,000	411,760
3.00%, 2/15/2047	700,000	720,153
3.00%, 5/15/2047	700,000	720,419
3.13%, 11/15/2041	800,000	846,880
3.13%, 2/15/2042	125,000	132,279
3.13%, 2/15/2043	425,000	448,643
3.13%, 8/15/2044	500,000	527,660
3.38%, 5/15/2044	850,000	937,397
3.63%, 8/15/2043	850,000	975,783
3.63%, 2/15/2044	475,000	546,093
3.75%, 8/15/2041	700,000	818,580
3.75%, 11/15/2043	1,675,000	1,964,122
3.88%, 8/15/2040	750,000	892,245
4.38%, 2/15/2038	775,000	985,072
4.38%, 11/15/2039	350,000	445,554
4.38%, 5/15/2040	575,000	733,108
4.38%, 5/15/2041	300,000	383,847
4.63%, 2/15/2040	1,190,000	1,566,837
4.75%, 2/15/2037	2,600,000	3,452,852
4.75%, 2/15/2041	650,000	873,457
5.25%, 11/15/2028	450,000	577,368
Treasury Notes:
0.88%, 10/15/2018	500,000	497,465
0.88%, 4/15/2019	150,000	148,740
0.88%, 6/15/2019	4,500,000	4,456,980
0.88%, 9/15/2019	825,000	815,496
1.00%, 11/30/2018	1,500,000	1,493,370
1.00%, 8/31/2019	500,000	495,660
1.00%, 9/30/2019	750,000	743,085
1.00%, 10/15/2019	1,000,000	990,310
1.13%, 1/15/2019	2,050,000	2,042,620
1.13%, 1/31/2019	1,500,000	1,494,390
1.13%, 2/28/2019	750,000	747,068
1.13%, 4/30/2020	100,000	98,903
1.13%, 2/28/2021	850,000	833,518
1.13%, 6/30/2021	2,250,000	2,198,182
1.13%, 7/31/2021	1,175,000	1,146,459
1.13%, 8/31/2021	2,350,000	2,290,569
1.13%, 9/30/2021	1,300,000	1,265,875
1.25%, 12/15/2018	750,000	748,733
1.25%, 12/31/2018	5,000,000	4,991,350
1.25%, 3/31/2019	1,600,000	1,595,936
1.25%, 4/30/2019	1,500,000	1,495,905
1.25%, 5/31/2019	1,775,000	1,769,675
1.25%, 6/30/2019	2,250,000	2,242,282
1.25%, 1/31/2020	5,250,000	5,216,032
1.25%, 3/31/2021	200,000	196,776
1.25%, 10/31/2021	1,400,000	1,368,808
1.25%, 7/31/2023	250,000	239,150
1.38%, 2/28/2019	500,000	499,710
1.38%, 7/31/2019	3,500,000	3,494,680
1.38%, 12/15/2019	6,000,000	5,982,240
1.38%, 2/29/2020	500,000	497,995
1.38%, 4/30/2020	350,000	348,292
1.38%, 5/31/2020	500,000	497,400
1.38%, 8/31/2020	3,200,000	3,178,464
1.38%, 9/30/2020	550,000	545,941
1.38%, 10/31/2020	1,100,000	1,091,057
1.38%, 1/31/2021	5,500,000	5,442,415
1.38%, 4/30/2021	525,000	518,359
1.38%, 5/31/2021	275,000	271,288
1.38%, 6/30/2023	2,500,000	2,410,325
1.38%, 9/30/2023	550,000	528,820
1.50%, 12/31/2018	750,000	750,818
1.50%, 5/31/2020	300,000	299,370
1.50%, 1/31/2022	450,000	443,317
1.50%, 2/28/2023	5,000,000	4,872,850
1.50%, 8/15/2026	1,850,000	1,732,470
1.63%, 8/31/2019	800,000	802,384
1.63%, 12/31/2019	750,000	751,815
1.63%, 3/15/2020	3,500,000	3,505,985
1.63%, 6/30/2020	75,000	75,070
1.63%, 7/31/2020	5,600,000	5,603,920
1.63%, 8/31/2022	1,150,000	1,134,303
1.63%, 5/31/2023	1,250,000	1,223,162
1.63%, 2/15/2026	1,925,000	1,830,232
1.63%, 5/15/2026	1,350,000	1,280,637
1.75%, 10/31/2018	500,000	501,960
1.75%, 10/31/2020	650,000	652,021
1.75%, 11/30/2021	1,500,000	1,494,975
1.75%, 2/28/2022	300,000	298,548
1.75%, 3/31/2022	250,000	248,605
1.75%, 4/30/2022	300,000	298,158
1.75%, 5/31/2022	1,000,000	993,480
1.75%, 6/30/2022	3,750,000	3,722,663

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
1.75%, 1/31/2023	$2,925,000	$2,889,637
1.75%, 5/15/2023	250,000	246,357
1.88%, 3/31/2022	5,500,000	5,498,570
1.88%, 5/31/2022	100,000	99,925
1.88%, 8/31/2022	150,000	149,625
1.88%, 8/31/2024	1,850,000	1,816,940
2.00%, 2/28/2021	750,000	757,403
2.00%, 5/31/2021	350,000	353,118
2.00%, 8/31/2021	300,000	302,379
2.00%, 11/15/2021	500,000	503,815
2.00%, 12/31/2021	6,000,000	6,037,679
2.00%, 7/31/2022	100,000	100,392
2.00%, 2/15/2023	500,000	500,295
2.00%, 5/31/2024	1,750,000	1,735,353
2.00%, 6/30/2024	350,000	346,885
2.00%, 2/15/2025	625,000	616,494
2.00%, 8/15/2025	1,500,000	1,474,395
2.00%, 11/15/2026	2,250,000	2,192,917
2.13%, 8/31/2020	1,650,000	1,673,810
2.13%, 6/30/2022	4,500,000	4,543,470
2.13%, 12/31/2022	650,000	654,752
2.13%, 11/30/2023	1,000,000	1,003,280
2.13%, 3/31/2024	975,000	975,234
2.13%, 5/15/2025	2,350,000	2,335,054
2.25%, 12/31/2023	1,750,000	1,766,555
2.25%, 1/31/2024	1,000,000	1,008,890
2.25%, 11/15/2024	1,675,000	1,683,559
2.25%, 11/15/2025	975,000	975,049
2.25%, 2/15/2027	2,000,000	1,988,200
2.25%, 8/15/2027	750,000	744,990
2.38%, 8/15/2024	1,950,000	1,977,495
2.38%, 5/15/2027	1,400,000	1,405,964
2.63%, 8/15/2020	150,000	154,279
2.63%, 11/15/2020	250,000	257,360
2.75%, 11/15/2023	1,500,000	1,559,355
2.75%, 2/15/2024	100,000	103,851
3.63%, 2/15/2020	1,350,000	1,415,623
3.63%, 2/15/2021	1,600,000	1,701,600

TOTAL U.S. TREASURY OBLIGATIONS (Cost $183,913,145)		182,629,326

MUNICIPAL BONDS & NOTES – 0.5%
California – 0.2%
California, State General Obligation:
7.30%, 10/1/2039	125,000	183,747
7.50%, 4/1/2034	100,000	145,293
7.55%, 4/1/2039	100,000	153,360
California, State University Series B, 3.90%, 11/1/2047	100,000	102,513
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	129,539
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	31,985
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	38,227
University of California Series AX, 3.06%, 7/1/2025	50,000	51,230
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	69,112

		905,006

Florida – 0.1%
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	150,793
State Board of Administration Finance Corp., Revenue Series A, 3.00%, 7/1/2020	100,000	101,925

		252,718

Georgia – 0.0%(a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	204,902

Illinois – 0.0%(a)
State of Illinois:
5.10%, 6/1/2033	50,000	50,565
7.35%, 7/1/2035	100,000	114,684

		165,249

Massachusetts – 0.0%(a)
Commonwealth of Massachusetts, State General Obligation Series E, 4.20%, 12/1/2021	100,000	105,562

New Jersey – 0.0%(a)
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	145,972

New York – 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	32,228
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	250,000	279,805
5.65%, 11/1/2040	100,000	129,446
Series 192, 4.81%, 10/15/2065	25,000	29,114

		470,593

Ohio – 0.1%
American Municipal Power Inc 7.83%, 2/15/2041	150,000	229,168

Pennsylvania – 0.0%(a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	130,490

Texas – 0.0%(a)
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.02%, 12/1/2048	100,000	120,222

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,671,485)		2,729,882

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES – 0.4%
Automobile – 0.2%
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, ABS, 1.40%, 2/15/2022	$200,000	$197,287
Honda Auto Receivables 2015-3 Owner Trust Series 2015-3, Class A4, ABS, 1.56%, 10/18/2021	112,000	111,816
Nissan Auto Receivables 2016-B Owner Trust Series 2016-B, Class A3, ABS, 1.32%, 1/15/2021	169,000	168,210
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, ABS, 1.76%, 7/15/2021	200,000	199,918

		677,231

Credit Card – 0.2%
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, ABS, 1.66%, 6/17/2024	200,000	196,860
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, ABS, 2.88%, 1/23/2023	100,000	102,741
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	300,134
Discover Card Execution Note Trust Series 2016-A1, Class A1, ABS, 1.64%, 7/15/2021	100,000	99,953
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	399,547

		1,099,235

TOTAL ASSET-BACKED SECURITIES (Cost $1,778,434)		1,776,466

MORTGAGE-BACKED SECURITIES – 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	104,967
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,804
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	300,000	315,872
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	67,346
COMM 2014-CCRE15 Mortgage Trust Series 2014-CR15, Class A2, 2.93%, 2/10/2047	300,000	303,812
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	106,830
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	423,816
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	104,149
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	52,404
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	425,765
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, VRN, 3.79%, 4/15/2050(c)	150,000	154,512
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.17%, 7/10/2046(c)	80,000	86,346
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	108,272
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	151,688
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	196,701
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,409
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, VRN, 4.44%, 2/15/2047(c)	50,000	53,561
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	104,024
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	105,319
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, VRN, 4.91%, 3/15/2049(c)	300,000	322,908
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	515,229
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	203,150

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	$200,000	$202,826
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	202,952
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	232,422
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	102,706
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	311,448
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	78,087
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,630
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	120,000	121,189
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,567

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,593,902)		5,521,711

Security Description	Shares	Value
SHORT-TERM INVESTMENT – 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(f)(g) (Cost $8,210,578)	8,210,578	8,210,578

TOTAL INVESTMENTS – 98.3% (Cost $502,932,548)		502,243,004
Other Assets in Excess of Liabilities – 1.7%		8,710,712

NET ASSETS – 100.0%		$510,953,716

(a)	Amount is less than 0.05% of net assets.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(d)	Step-up bond – Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.

(e)	When-issued security.

(f)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at September 30, 2017.

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$153,129	$–	$153,129
Aerospace & Defense	–	1,905,101	–	1,905,101
Agriculture	–	1,758,562	–	1,758,562
Airlines	–	555,938	–	555,938
Apparel	–	77,985	–	77,985
Auto Manufacturers	–	3,017,225	–	3,017,225
Auto Parts & Equipment	–	78,150	–	78,150
Banks	–	30,682,202	–	30,682,202
Beverages	–	3,850,780	–	3,850,780
Biotechnology	–	2,026,141	–	2,026,141
Chemicals	–	2,049,119	–	2,049,119
Commercial Services	–	933,422	–	933,422
Construction Materials	–	436,256	–	436,256
Distribution & Wholesale	–	53,710	–	53,710
Diversified Financial Services	–	4,286,412	–	4,286,412
Electric	–	7,896,992	–	7,896,992
Electrical Components & Equipment	–	126,793	–	126,793
Electronics	–	711,530	–	711,530
Engineering & Construction	–	51,009	–	51,009
Environmental Control	–	296,324	–	296,324
Food	–	2,142,382	–	2,142,382
Forest Products & Paper	–	447,581	–	447,581
Gas	–	673,113	–	673,113
Hand & Machine Tools	–	51,868	–	51,868
Health Care Products	–	2,557,251	–	2,557,251
Health Care Services	–	1,839,216	–	1,839,216
Holding Companies-Divers	–	25,047	–	25,047
Home Builders	–	25,730	–	25,730
Home Furnishings	–	26,064	–	26,064
Household Products	–	473,096	–	473,096
Household Products & Wares	–	150,522	–	150,522
Housewares	–	390,466	–	390,466
Insurance	–	4,247,424	–	4,247,424
Internet	–	1,467,357	–	1,467,357
Investment Company Security	–	49,534	–	49,534
Iron/Steel	–	522,916	–	522,916
IT Services	–	3,725,811	–	3,725,811
Lodging	–	289,961	–	289,961
Machinery, Construction & Mining	–	578,883	–	578,883
Machinery-Diversified	–	636,345	–	636,345
Media	–	4,788,374	–	4,788,374
Metal Fabricate & Hardware	–	75,190	–	75,190
Mining	–	883,791	–	883,791
Miscellaneous Manufacturer	–	1,033,668	–	1,033,668
Office & Business Equipment	–	149,971	–	149,971
Oil & Gas	–	8,920,828	–	8,920,828
Oil & Gas Services	–	317,555	–	317,555
Packaging & Containers	–	148,062	–	148,062
Pharmaceuticals	–	6,399,807	–	6,399,807
Pipelines	–	4,632,651	–	4,632,651
Real Estate	–	269,248	–	269,248
Real Estate Investment Trusts	–	3,577,529	–	3,577,529
Retail	–	4,325,730	–	4,325,730

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Semiconductors	$–	$1,907,598	$–	$1,907,598
Software	–	4,020,959	–	4,020,959
Telecommunications	–	7,396,774	–	7,396,774
Toys/Games/Hobbies	–	54,880	–	54,880
Transportation	–	2,313,365	–	2,313,365
Trucking & Leasing	–	101,081	–	101,081
Water	–	52,697	–	52,697
Foreign Government Obligations	–	18,372,827	–	18,372,827
U.S. Government Agency Obligations	–	150,365,109	–	150,365,109
U.S. Treasury Obligations	–	182,629,326	–	182,629,326
Municipal Bonds & Notes	–	2,729,882	–	2,729,882
Asset-Backed Securities
Automobile	–	677,231	–	677,231
Credit Card	–	1,099,235	–	1,099,235
Mortgage-Backed Securities	–	5,521,711	–	5,521,711
Short-Term Investment	8,210,578	–	–	8,210,578

Total Investments	$8,210,578	$494,032,426	$–	$502,243,004

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$80,835,894	$72,625,316	$–	$–	8,210,578	$8,210,578	$42,108
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,977,648	11,977,648	146,578,396	158,556,044	–	–	–	–	64,268

TOTAL		$11,977,648	$227,414,290	$231,181,360	$–	$–		$8,210,578	$106,376

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.7%
Australia – 4.8%
AGL Energy, Ltd.	44,820	$821,876
Alumina, Ltd.(a)	181,849	313,913
Amcor, Ltd.	76,962	918,505
AMP, Ltd.	198,276	751,438
APA Group	76,362	500,311
Aristocrat Leisure, Ltd.	36,809	606,526
ASX, Ltd.	13,290	546,740
Aurizon Holdings, Ltd.	140,049	538,458
AusNet Services	78,881	104,601
Australia & New Zealand Banking Group, Ltd.	189,163	4,393,430
Bank of Queensland, Ltd.	29,099	296,366
Bendigo & Adelaide Bank, Ltd.	27,864	253,835
BHP Billiton PLC	137,297	2,421,368
BHP Billiton, Ltd.	207,176	4,190,812
BlueScope Steel, Ltd.	32,324	278,232
Boral, Ltd.	66,049	350,857
Brambles, Ltd.	106,444	751,691
Caltex Australia, Ltd.	14,220	358,163
Challenger, Ltd.	32,025	312,849
CIMIC Group, Ltd.	4,078	141,463
Coca-Cola Amatil, Ltd.	33,346	202,255
Cochlear, Ltd.	3,178	397,009
Commonwealth Bank of Australia	110,927	6,549,673
Computershare, Ltd.	26,548	301,423
Crown Resorts, Ltd.	24,360	216,180
CSL, Ltd.	29,424	3,092,806
Dexus REIT	69,882	520,912
Domino’s Pizza Enterprises, Ltd.(a)	4,890	175,808
Flight Centre Travel Group, Ltd.(a)	4,796	169,381
Fortescue Metals Group, Ltd.	83,174	335,449
Goodman Group REIT	120,257	777,523
GPT Group REIT	124,761	485,553
Harvey Norman Holdings, Ltd.(a)	23,187	70,591
Healthscope, Ltd.	133,386	174,784
Incitec Pivot, Ltd.	89,468	252,724
Insurance Australia Group, Ltd.	158,263	791,033
LendLease Group	30,196	424,584
Macquarie Group, Ltd.	21,204	1,512,701
Medibank Pvt, Ltd.	150,495	344,811
Mirvac Group REIT	202,322	363,542
National Australia Bank, Ltd.	172,472	4,262,898
Newcrest Mining, Ltd.	51,378	847,395
Oil Search, Ltd.	95,019	521,896
Orica, Ltd.	20,923	324,569
Origin Energy, Ltd.(b)	119,356	700,522
Qantas Airways, Ltd.	37,496	171,526
QBE Insurance Group, Ltd.	91,743	720,581
Ramsay Health Care, Ltd.	9,693	473,677
REA Group, Ltd.	2,308	121,335
Santos, Ltd.(b)	100,733	317,741
Scentre Group REIT	351,847	1,084,981
SEEK, Ltd.	20,880	272,130
Sonic Healthcare, Ltd.	21,682	355,737
South32, Ltd.(c)	10,757	27,818
South32, Ltd.(c)	347,569	891,794
Stockland REIT	165,311	557,758
Suncorp Group, Ltd.	85,648	877,008
Sydney Airport	61,787	344,701
Tabcorp Holdings, Ltd.	51,259	171,741
Tatts Group, Ltd.	82,061	256,269
Telstra Corp., Ltd.	277,122	758,879
TPG Telecom, Ltd.(a)	9,201	35,159
Transurban Group Stapled Security	135,015	1,258,561
Treasury Wine Estates, Ltd.	40,293	432,822
Vicinity Centres REIT	233,018	486,348
Wesfarmers, Ltd.	73,409	2,380,623
Westfield Corp. REIT	132,077	812,492
Westpac Banking Corp.	215,892	5,407,235
Woodside Petroleum, Ltd.	50,056	1,142,944
Woolworths, Ltd.	84,163	1,664,830

		63,692,146

Austria – 0.2%
ANDRITZ AG	4,639	268,206
Erste Group Bank AG(b)	19,231	830,846
OMV AG	8,177	476,479
Raiffeisen Bank International AG(b)	9,777	327,737
Voestalpine AG	6,042	308,178

		2,211,446

Belgium – 0.8%
Ageas	13,388	629,293
Anheuser-Busch InBev SA	48,968	5,864,251
Colruyt SA	4,570	234,124
Groupe Bruxelles Lambert SA	5,541	583,000
KBC Group NV	16,521	1,400,381
Proximus SADP	8,646	298,002
Solvay SA	5,011	748,794
Telenet Group Holding NV(b)	3,963	262,269
UCB SA	8,612	613,208
Umicore SA	6,623	548,001

		11,181,323

Brazil – 1.8%
Ambev SA	307,867	2,047,807
B3 SA – Brasil Bolsa Balcao	138,301	1,047,155
Banco Bradesco SA	58,185	614,381
Banco Bradesco SA Preference Shares	199,479	2,210,372
Banco do Brasil SA	54,600	602,419
Banco Santander Brasil SA	26,400	230,687

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
BB Seguridade Participacoes SA	37,700	$341,227
BR Malls Participacoes SA	53,082	236,114
Braskem SA Class A, Preference Shares	12,900	173,039
BRF SA(b)	31,600	456,245
CCR SA	71,400	399,758
Centrais Eletricas Brasileiras SA(b)	16,300	101,825
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,800	48,778
Cia Brasileira de Distribuicao Preference Shares(b)	10,000	237,105
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	272,498
Cia Energetica de Minas Gerais Preference Shares	31,300	78,964
Cia Paranaense de Energia Preference Shares	1,300	11,602
Cia Siderurgica Nacional SA(b)	41,500	126,082
Cielo SA	83,039	577,019
Cosan SA Industria e Comercio	10,500	120,165
CPFL Energia SA	16,469	141,722
Duratex SA	4,428	13,257
EDP – Energias do Brasil SA	4,474	21,414
Embraer SA	44,700	252,812
Engie Brasil Energia SA	12,853	147,297
Equatorial Energia SA	15,000	290,454
Fibria Celulose SA	16,100	218,101
Gerdau SA Preference Shares	58,600	204,525
Hypermarcas SA	13,500	137,426
Itau Unibanco Holding SA Preference Shares	209,669	2,873,449
Itausa – Investimentos Itau SA Preference Shares	266,775	930,253
JBS SA	45,600	122,536
Klabin SA	37,628	218,287
Kroton Educacional SA	75,100	476,030
Localiza Rent a Car SA	11,340	206,892
Lojas Americanas SA	2,055	10,206
Lojas Americanas SA Preference Shares	44,081	268,264
Lojas Renner SA	39,710	452,695
M Dias Branco SA	7,900	124,126
Multiplan Empreendimentos Imobiliarios SA	5,238	121,430
Natura Cosmeticos SA	13,800	136,118
Odontoprev SA	3,400	16,585
Petroleo Brasileiro SA(b)	199,700	998,137
Petroleo Brasileiro SA Preference Shares(b)	260,700	1,260,993
Porto Seguro SA	900	10,718
Qualicorp SA	18,591	222,752
Raia Drogasil SA	13,100	310,608
Rumo SA(b)	59,338	226,798
Sul America SA	2,891	16,351
Suzano Papel e Celulose SA Class A, Preference Shares	25,800	149,344
Telefonica Brasil SA Preference Shares	24,185	385,887
Tim Participacoes SA	56,500	206,305
Transmissora Alianca de Energia Eletrica SA	11,700	82,299
Ultrapar Participacoes SA	24,700	588,071
Vale SA	205,703	2,072,540
Vale SA Preference Shares	19,700	183,974
WEG SA	35,900	242,878

		24,274,776

Canada – 6.9%
Agnico Eagle Mines, Ltd.	15,200	685,346
Agrium, Inc.	9,200	983,668
Alimentation Couche-Tard, Inc. Class B	27,600	1,255,699
AltaGas, Ltd.	12,300	282,655
ARC Resources, Ltd.(a)	25,500	350,494
Atco, Ltd. Class I	4,900	179,443
Bank of Montreal	41,900	3,163,648
Bank of Nova Scotia	77,700	4,982,641
Barrick Gold Corp.	76,800	1,233,074
BCE, Inc.	10,579	494,502
BlackBerry, Ltd.(b)	35,900	400,436
Bombardier, Inc. Class B(b)	151,000	272,866
Brookfield Asset Management, Inc. Class A	57,650	2,374,867
CAE, Inc.	19,300	336,880
Cameco Corp.	23,300	224,495
Canadian Imperial Bank of Commerce	27,900	2,435,408
Canadian National Railway Co.	49,000	4,050,390
Canadian Natural Resources, Ltd.	72,200	2,412,536
Canadian Pacific Railway, Ltd.	9,600	1,608,738
Canadian Tire Corp., Ltd. Class A	4,600	571,354
Canadian Utilities, Ltd. Class A	9,200	285,052
CCL Industries, Inc. Class B	9,700	468,305
Cenovus Energy, Inc.	62,400	624,175
CGI Group, Inc. Class A(b)	14,400	744,957
CI Financial Corp.	18,800	410,228
Constellation Software, Inc.	1,400	762,033
Crescent Point Energy Corp.	39,500	316,467
Dollarama, Inc.	7,400	807,838
Element Fleet Management Corp.	30,500	225,583
Emera, Inc.	4,400	166,269
Empire Co., Ltd. Class A	13,400	236,575
Enbridge, Inc.	104,900	4,371,637
Encana Corp.	66,500	781,102
Fairfax Financial Holdings, Ltd.	1,800	934,549
Finning International, Inc.	10,000	228,121
First Capital Realty, Inc.	10,500	165,226
First Quantum Minerals, Ltd.	48,600	544,426
Fortis, Inc.	26,700	956,004
Franco-Nevada Corp.	11,900	919,725
George Weston, Ltd.	3,700	321,437

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
Gildan Activewear, Inc.	15,900	$495,695
Goldcorp, Inc.	57,400	743,517
Great-West Lifeco, Inc.	20,300	582,875
H&R Real Estate Investment Trust REIT	7,500	129,173
Husky Energy, Inc.(b)	25,655	320,418
Hydro One, Ltd.(d)	21,100	383,314
IGM Financial, Inc.	6,600	221,328
Imperial Oil, Ltd.(a)	20,200	643,803
Industrial Alliance Insurance & Financial Services, Inc.	7,700	347,859
Intact Financial Corp.	8,900	733,477
Inter Pipeline, Ltd.	25,500	527,066
Jean Coutu Group PJC, Inc. Class A	3,900	75,777
Keyera Corp.	13,100	399,499
Kinross Gold Corp.(b)	88,700	375,183
Linamar Corp.	3,900	237,433
Loblaw Cos., Ltd.	14,700	800,440
Magna International, Inc.	24,000	1,277,864
Manulife Financial Corp.	128,200	2,594,444
Methanex Corp.	5,200	260,696
Metro, Inc.	15,800	542,101
National Bank of Canada(a)	22,700	1,089,941
Onex Corp.	5,700	438,854
Open Text Corp.	18,000	579,443
Pembina Pipeline Corp.(a)	26,600	931,154
Peyto Exploration & Development Corp.	12,600	205,525
Potash Corp. of Saskatchewan, Inc.	55,900	1,073,616
Power Corp. of Canada	24,200	613,587
Power Financial Corp.	17,400	481,521
PrairieSky Royalty, Ltd.	15,294	390,467
Restaurant Brands International, Inc.	14,846	946,326
RioCan Real Estate Investment Trust	12,200	233,435
Rogers Communications, Inc. Class B(a)	23,900	1,229,541
Royal Bank of Canada	94,700	7,310,069
Saputo, Inc.	13,300	459,303
Seven Generations Energy, Ltd. Class A(b)	17,900	282,530
Shaw Communications, Inc. Class B	28,400	652,179
Shopify, Inc. Class A(b)	5,500	638,196
Smart Real Estate Investment Trust REIT	5,700	134,177
SNC-Lavalin Group, Inc.	10,500	473,430
Sun Life Financial, Inc.	40,200	1,597,200
Suncor Energy, Inc.	107,764	3,768,056
Teck Resources, Ltd. Class B	38,400	806,595
TELUS Corp.	13,500	484,452
Thomson Reuters Corp.	19,400	888,058
Toronto-Dominion Bank	119,500	6,712,410
Tourmaline Oil Corp.(b)	16,400	332,681
TransCanada Corp.	56,100	2,766,311
Turquoise Hill Resources, Ltd.(b)	78,900	243,517
Valeant Pharmaceuticals International, Inc.(b)	22,900	327,391
Veresen, Inc.	19,000	284,396
Vermilion Energy, Inc.	6,500	230,500
West Fraser Timber Co., Ltd.	5,700	328,149
Wheaton Precious Metals Corp.	30,000	570,903
Yamana Gold, Inc.	75,200	198,425

		91,963,149

Chile – 0.3%
AES Gener SA	22,037	7,721
Aguas Andinas SA Class A	220,856	140,721
Antofagasta PLC	28,888	367,809
Banco de Chile	1,599,968	244,402
Banco de Credito e Inversiones	1,591	100,765
Banco Santander Chile	4,206,222	313,198
Cencosud SA	81,884	250,676
Cia Cervecerias Unidas SA	7,183	96,844
Colbun SA	622,750	150,784
Embotelladora Andina SA Class B, Preference Shares	3,273	15,320
Empresa Nacional de Telecomunicaciones SA	7,195	74,522
Empresas CMPC SA	48,835	128,733
Empresas COPEC SA	24,157	316,748
Enel Americas SA	1,619,545	332,079
Enel Chile SA	898,435	109,702
Enel Generacion Chile SA	115,936	101,372
Itau CorpBanca	3,102,407	29,241
Latam Airlines Group SA	19,970	263,213
SACI Falabella	46,639	455,488
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	6,150	341,684

		3,841,022

China – 6.9%
3SBio, Inc.(a)(b)(d)	24,500	39,272
58.com, Inc. ADR(b)	5,600	353,584
AAC Technologies Holdings, Inc.	47,000	789,481
Agricultural Bank of China, Ltd. Class H	1,749,000	783,733
Air China, Ltd. Class H	148,000	122,975
Alibaba Group Holding, Ltd. ADR(a)(b)	72,500	12,521,475
Alibaba Health Information Technology, Ltd.(a)(b)	59,500	29,709
Aluminum Corp. of China, Ltd. Class H(b)	188,000	168,728
Anhui Conch Cement Co., Ltd. Class H	77,500	309,079
ANTA Sports Products, Ltd.	68,000	285,992
Autohome, Inc. ADR(b)	3,900	234,312
AviChina Industry & Technology Co., Ltd. Class H	188,000	113,608

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Baidu, Inc. ADR(b)	17,700	$4,384,113
Bank of China, Ltd. Class H	5,148,000	2,537,519
Bank of Communications Co., Ltd. Class H	472,000	344,451
Beijing Capital International Airport Co., Ltd. Class H	110,000	163,929
Beijing Enterprises Holdings, Ltd.	38,000	204,335
Beijing Enterprises Water Group, Ltd.(b)	324,000	260,919
Brilliance China Automotive Holdings, Ltd.	170,000	452,712
Byd Co., Ltd. Class H(a)	41,000	380,305
CGN Power Co., Ltd. Class H(d)	401,600	111,060
China Cinda Asset Management Co., Ltd. Class H	563,592	207,810
China CITIC Bank Corp., Ltd. Class H	486,000	308,623
China Coal Energy Co., Ltd. Class H	30,000	14,173
China Communications Construction Co., Ltd. Class H	246,000	307,079
China Communications Services Corp., Ltd. Class H	28,000	14,411
China Conch Venture Holdings, Ltd.	113,500	220,877
China Construction Bank Corp. Class H	5,420,000	4,496,601
China Everbright Bank Co., Ltd. Class H	42,300	19,551
China Everbright International, Ltd.	158,000	198,241
China Everbright, Ltd.	66,000	151,761
China Evergrande Group(a)(b)	243,000	847,779
China Galaxy Securities Co., Ltd. Class H	212,300	186,188
China Huarong Asset Management Co., Ltd.(d)	231,000	103,216
China Huishan Dairy Holdings Co., Ltd.(e)	66,000	–
China Jinmao Holdings Group, Ltd.	240,000	120,757
China Life Insurance Co., Ltd. Class H	487,000	1,449,646
China Longyuan Power Group Corp., Ltd. Class H	127,000	94,632
China Medical System Holdings, Ltd.	55,000	96,048
China Mengniu Dairy Co., Ltd.(b)	152,000	425,212
China Merchants Bank Co., Ltd. Class H	261,500	919,018
China Merchants Port Holdings Co., Ltd.	87,037	268,554
China Minsheng Banking Corp., Ltd. Class H(a)	317,500	291,049
China Mobile, Ltd.	395,500	4,007,813
China National Building Material Co., Ltd. Class H(a)	176,000	121,905
China Oilfield Services, Ltd. Class H	86,000	78,725
China Overseas Land & Investment, Ltd.	244,000	793,476
China Pacific Insurance Group Co., Ltd. Class H	168,400	725,500
China Petroleum & Chemical Corp. Class H	1,678,000	1,256,776
China Power International Development, Ltd.	40,000	13,161
China Railway Construction Corp., Ltd. Class H	78,500	99,498
China Railway Group, Ltd. Class H	239,000	197,670
China Resources Beer Holdings Co., Ltd.	102,721	278,150
China Resources Gas Group, Ltd.	34,000	118,402
China Resources Land, Ltd.	149,333	456,945
China Resources Power Holdings Co., Ltd.	126,055	227,557
China Shenhua Energy Co., Ltd. Class H	217,000	510,085
China Southern Airlines Co., Ltd. Class H	162,000	111,585
China State Construction International Holdings, Ltd.	70,000	101,988
China Taiping Insurance Holdings Co., Ltd.	96,400	257,949
China Telecom Corp., Ltd. Class H	746,000	382,040
China Unicom Hong Kong, Ltd.(b)	382,000	531,133
China Vanke Co., Ltd. Class H	47,400	155,963
Chongqing Changan Automobile Co., Ltd. Class B	10,700	14,151
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	125,482
CITIC Securities Co., Ltd. Class H	123,000	270,544
CITIC, Ltd.	341,000	503,814
CNOOC, Ltd.	1,175,000	1,516,381
COSCO SHIPPING Ports, Ltd.	130,139	144,790
Country Garden Holdings Co., Ltd.	329,000	523,152
CRRC Corp., Ltd. Class H	263,350	233,993
CSPC Pharmaceutical Group, Ltd.	240,000	401,910
Ctrip.com International, Ltd. ADR(b)	24,500	1,292,130
Dongfeng Motor Group Co., Ltd. Class H	186,000	245,755
ENN Energy Holdings, Ltd.	48,000	347,831
Far East Horizon, Ltd.	121,000	113,708
Fosun International, Ltd.	168,500	355,091
Fuyao Glass Industry Group Co., Ltd. Class H(d)	23,600	85,659

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Geely Automobile Holdings, Ltd.	295,000	$830,911
GF Securities Co., Ltd. Class H	93,400	203,046
GOME Retail Holdings, Ltd.(a)	972,000	109,511
Great Wall Motor Co., Ltd. Class H(a)	201,000	247,046
Guangdong Investment, Ltd.	176,000	251,020
Guangzhou Automobile Group Co., Ltd. Class H	142,000	328,698
Guangzhou R&F Properties Co., Ltd. Class H	77,600	179,825
Haitian International Holdings, Ltd.	53,000	152,336
Haitong Securities Co., Ltd. Class H	169,200	273,382
Hengan International Group Co., Ltd.	40,000	370,261
Huaneng Power International, Inc. Class H	166,000	102,652
Huaneng Renewables Corp., Ltd. Class H	418,629	138,280
Huatai Securities Co., Ltd. Class H(d)	115,000	254,715
Industrial & Commercial Bank of China, Ltd. Class H	4,766,000	3,539,094
JD.com, Inc. ADR(b)	42,800	1,634,960
Jiangsu Expressway Co., Ltd. Class H	98,000	150,061
Jiangxi Copper Co., Ltd. Class H	75,000	118,491
Kingsoft Corp., Ltd.	54,000	125,827
Kunlun Energy Co., Ltd.	130,000	126,992
Lenovo Group, Ltd.	384,000	211,894
Longfor Properties Co., Ltd.	66,500	167,725
Minth Group, Ltd.	48,000	251,348
Momo, Inc. ADR(b)	6,000	188,040
NetEase, Inc. ADR	5,200	1,371,812
New China Life Insurance Co., Ltd. Class H	50,100	283,190
New Oriental Education & Technology Group, Inc. ADR	8,500	750,210
People’s Insurance Co. Group of China, Ltd. Class H	446,000	199,283
PetroChina Co., Ltd. Class H	1,408,000	892,314
PICC Property & Casualty Co., Ltd. Class H	293,800	518,336
Ping An Insurance Group Co. of China, Ltd. Class H	338,500	2,598,112
Semiconductor Manufacturing International Corp.(a)(b)	157,300	177,626
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	16,992
Shanghai Electric Group Co., Ltd. Class H(b)	24,000	10,570
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	138,963
Shanghai Industrial Holdings, Ltd.	7,000	21,195
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	73,846
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	50,200	122,629
Shenzhou International Group Holdings, Ltd.	48,000	376,099
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	118,535
SINA Corp.(b)	4,100	470,065
Sino-Ocean Group Holding, Ltd.	192,000	128,070
Sinopec Engineering Group Co., Ltd. Class H	15,000	13,232
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	125,021
Sinopharm Group Co., Ltd. Class H	66,400	292,440
SOHO China, Ltd.(b)	46,000	26,325
Sunac China Holdings, Ltd.(a)	132,000	604,171
Sunny Optical Technology Group Co., Ltd.	46,000	731,458
TAL Education Group ADR	19,800	667,458
Tencent Holdings, Ltd.	364,000	15,667,840
Tingyi Cayman Islands Holding Corp.	82,000	123,461
TravelSky Technology, Ltd. Class H	42,000	109,427
Tsingtao Brewery Co., Ltd. Class H	6,000	22,969
Vipshop Holdings, Ltd. ADR(b)	30,900	271,611
Want Want China Holdings, Ltd.	361,000	253,740
Weibo Corp. ADR(a)(b)	2,910	287,915
Weichai Power Co., Ltd. Class H	164,000	179,733
Yangzijiang Shipbuilding Holdings, Ltd.	155,200	163,435
Yanzhou Coal Mining Co., Ltd. Class H	150,000	147,682
Yum China Holdings, Inc.(b)	25,400	1,015,238
YY, Inc. ADR(b)	2,500	216,950
Zhejiang Expressway Co., Ltd. Class H	114,000	141,721
Zhuzhou CRRC Times Electric Co., Ltd. Class H	38,000	212,849
Zijin Mining Group Co., Ltd. Class H	346,000	118,719
ZTE Corp. Class H(b)	62,600	204,774

		91,755,360

Colombia – 0.1%
Bancolombia SA	13,000	144,930
Bancolombia SA ADR	500	22,895
Bancolombia SA Preference Shares	24,343	280,007
Cementos Argos SA	35,710	142,269
Ecopetrol SA	307,726	146,699

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Colombia – (continued)
Ecopetrol SA ADR(a)	700	$6,643
Grupo Argos SA	22,062	158,662
Grupo Aval Acciones y Valores SA Preference Shares	302,656	137,068
Grupo de Inversiones Suramericana SA	14,284	198,836
Grupo de Inversiones Suramericana SA Preference Shares	9,428	128,993
Interconexion Electrica SA ESP	32,243	150,196

		1,517,198

Czech Republic – 0.0%(f)
CEZ A/S	11,088	222,560
Komercni banka A/S	4,855	211,992
Moneta Money Bank A/S(d)	21,059	74,138
O2 Czech Republic A/S	227	2,788

		511,478

Denmark – 1.3%
AP Moeller – Maersk A/S Class A	260	477,887
AP Moeller – Maersk A/S Class B	436	828,392
Carlsberg A/S Class B	7,180	785,890
Chr Hansen Holding A/S	6,836	586,427
Coloplast A/S Class B	8,029	651,779
Danske Bank A/S	48,082	1,923,341
DONG Energy A/S(d)	10,235	585,991
DSV A/S	12,741	964,056
Genmab A/S(b)	3,837	847,276
H Lundbeck A/S	4,000	230,857
ISS A/S	11,626	467,640
Novo Nordisk A/S Class B	119,142	5,697,042
Novozymes A/S Class B	15,582	799,794
Pandora A/S	7,497	740,196
TDC A/S	48,200	282,471
Tryg A/S	8,961	206,985
Vestas Wind Systems A/S	14,565	1,307,305
William Demant Holding A/S(b)	9,101	240,291

		17,623,620

Egypt – 0.0%(f)
Commercial International Bank Egypt SAE	60,651	280,232
Global Telecom Holding SAE(b)	13,479	4,887

		285,119

Finland – 0.7%
Elisa Oyj	8,041	346,211
Fortum Oyj	30,718	613,357
Kone Oyj Class B	22,269	1,179,423
Metso Oyj	7,380	270,813
Neste Oyj	9,149	399,649
Nokia Oyj(c)	12,886	77,114
Nokia Oyj(c)	365,615	2,195,727
Nokian Renkaat Oyj	6,705	298,280
Orion Oyj Class B	7,170	332,782
Sampo Oyj Class A	29,268	1,547,339
Stora Enso Oyj Class R	38,044	537,458
UPM-Kymmene Oyj	35,381	959,102
Wartsila Oyj Abp	10,073	713,307

		9,470,562

France – 7.3%
Accor SA	12,624	627,334
Aeroports de Paris	1,897	306,792
Air Liquide SA	25,125	3,351,956
Airbus SE	37,453	3,560,307
Alstom SA	8,766	372,400
Arkema SA	3,643	446,826
Atos SE	6,290	975,979
AXA SA	125,217	3,788,125
BNP Paribas SA	72,155	5,821,834
Bollore SA	57,415	287,048
Bouygues SA	14,460	686,348
Bureau Veritas SA	14,679	378,914
Capgemini SE	10,620	1,244,950
Carrefour SA	38,681	781,731
Casino Guichard Perrachon SA	3,845	228,096
Cie de Saint-Gobain	32,601	1,943,231
Cie Generale des Etablissements Michelin	11,198	1,634,926
CNP Assurances	12,637	296,249
Credit Agricole SA	74,996	1,363,594
Danone SA	38,172	2,995,073
Dassault Aviation SA	155	250,756
Dassault Systemes SE	8,626	872,817
Edenred	15,581	423,657
Eiffage SA	5,094	527,538
Electricite de France SA	34,247	416,002
Engie SA	116,895	1,985,836
Essilor International SA	13,537	1,676,360
Eurazeo SA	3,310	295,946
Eutelsat Communications SA	10,404	308,228
Fonciere Des Regions	2,253	234,095
Gecina SA REIT	2,572	417,173
Groupe Eurotunnel SE	26,483	319,344
Hermes International	2,022	1,019,628
ICADE REIT	2,406	214,665
Iliad SA	1,468	390,220
Imerys SA	2,719	245,741
Ingenico Group SA	3,208	304,158
Ipsen SA	2,134	283,690
JCDecaux SA	3,050	114,229
Kering	4,945	1,970,386
Klepierre SA REIT	14,963	587,460
L’Oreal SA	16,254	3,456,863
Lagardere SCA	7,117	238,318
Legrand SA	17,593	1,270,368
LVMH Moet Hennessy Louis Vuitton SE	17,945	4,952,541
Natixis SA	53,114	425,097
Orange SA	129,693	2,125,057
Pernod Ricard SA	13,831	1,913,885
Peugeot SA	32,888	783,436
Publicis Groupe SA	13,477	941,452
Remy Cointreau SA	1,573	186,332

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
France – (continued)
Renault SA	11,740	$1,153,485
Rexel SA	16,777	290,366
Safran SA	20,376	2,082,209
Sanofi	72,457	7,196,181
Schneider Electric SE(b)	36,411	3,169,408
SCOR SE	11,972	502,088
SEB SA	1,476	270,813
Societe BIC SA	1,850	221,769
Societe Generale SA	49,666	2,908,453
Sodexo SA	6,176	770,283
Suez Environment Co.	19,835	362,169
Thales SA	7,105	804,507
TOTAL SA	149,531	8,033,561
Unibail-Rodamco SE REIT	6,492	1,579,098
Valeo SA	15,820	1,174,136
Veolia Environnement SA	32,325	747,095
Vinci SA	32,441	3,083,479
Vivendi SA	67,367	1,705,915
Wendel SA	1,683	272,680
Zodiac Aerospace	11,499	332,580

		96,903,266

Germany – 6.8%
adidas AG	12,217	2,764,377
Allianz SE	29,361	6,593,270
Axel Springer SE	1,892	121,610
BASF SE	59,024	6,282,823
Bayer AG	53,058	7,232,208
Bayerische Motoren Werke AG	21,532	2,184,813
Bayerische Motoren Werke AG Preference Shares	3,130	278,927
Beiersdorf AG	6,785	730,172
Brenntag AG	10,515	585,678
Commerzbank AG(b)	71,198	968,799
Continental AG	7,194	1,826,393
Covestro AG(d)	8,331	716,508
Daimler AG	61,972	4,943,072
Deutsche Bank AG	134,177	2,320,669
Deutsche Boerse AG	12,674	1,374,109
Deutsche Lufthansa AG	14,806	411,511
Deutsche Post AG	64,367	2,866,104
Deutsche Telekom AG	211,021	3,937,866
Deutsche Wohnen SE	23,628	1,003,354
E.ON SE	144,385	1,634,545
Evonik Industries AG	9,133	326,286
Fraport AG Frankfurt Airport Services Worldwide	3,084	292,912
Fresenius Medical Care AG & Co. KGaA	14,114	1,381,064
Fresenius SE & Co. KGaA	26,931	2,172,931
Fuchs Petrolub SE Preference Shares	4,276	253,209
GEA Group AG	11,689	531,883
Hannover Rueck SE	3,232	389,538
HeidelbergCement AG	9,889	1,016,746
Henkel AG & Co. KGaA	6,940	844,649
Henkel AG & Co. KGaA Preference Shares	11,641	1,584,692
HOCHTIEF AG	802	135,345
HUGO BOSS AG	3,854	339,847
Infineon Technologies AG	74,136	1,864,178
Innogy SE(d)	7,933	353,143
KION Group AG	4,535	434,102
KS AG(a)	10,797	294,215
Lanxess AG	4,953	390,909
Linde AG	12,051	2,513,827
MAN SE	2,275	256,821
Merck KGaA	8,558	952,237
METRO AG(b)	9,695	204,988
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,469	2,238,899
OSRAM Licht AG	5,023	400,887
Porsche Automobil Holding SE Preference Shares	10,437	667,519
ProSiebenSat.1 Media SE	15,759	537,204
QIAGEN NV(b)	11,555	363,774
RWE AG(b)	34,931	793,698
SAP SE	63,089	6,913,170
Schaeffler AG Preference Shares	6,635	107,069
Siemens AG	49,100	6,919,082
Symrise AG	8,403	638,460
Telefonica Deutschland Holding AG	44,734	251,096
ThyssenKrupp AG	24,779	734,540
TUI AG	26,523	450,501
United Internet AG	6,893	429,203
Volkswagen AG	1,817	307,709
Volkswagen AG Preference Shares	12,094	1,973,058
Vonovia SE	30,725	1,307,631
Zalando SE(b)(d)	7,116	356,691

		90,700,521

Greece – 0.1%
Alpha Bank AE(b)	56,803	112,145
Eurobank Ergasias SA(b)	144,579	127,849
FF Group(b)	122	2,652
Hellenic Telecommunications Organization SA	10,111	122,281
JUMBO SA	4,872	80,578
National Bank of Greece SA(b)	418,723	142,069
OPAP SA	10,008	105,892
Piraeus Bank SA(b)	26,223	89,902
Titan Cement Co. SA	393	9,952

		793,320

Hong Kong – 2.5%
AIA Group, Ltd.	774,800	5,713,762
Alibaba Pictures Group, Ltd.(a)(b)	460,000	73,617
ASM Pacific Technology, Ltd.	19,700	283,745
Bank of East Asia, Ltd.	68,396	295,539
BOC Hong Kong Holdings, Ltd.	244,000	1,185,528
China Gas Holdings, Ltd.	112,000	335,540
CK Asset Holdings, Ltd.	174,524	1,444,554
CK Hutchison Holdings, Ltd.	175,524	2,243,854
CK Infrastructure Holdings, Ltd.	37,000	318,333

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
CLP Holdings, Ltd.	108,500	$1,111,991
First Pacific Co., Ltd.	180,000	143,572
Fullshare Holdings, Ltd.(a)(b)	270,000	117,531
Galaxy Entertainment Group, Ltd.	156,000	1,098,493
GCL-Poly Energy Holdings, Ltd.(a)(b)	1,071,000	146,718
Haier Electronics Group Co., Ltd.(b)	56,000	136,510
Hanergy Thin Film Power Group, Ltd.(b)(e)	68,000	–
Hang Lung Group, Ltd.	53,000	190,335
Hang Lung Properties, Ltd.	126,000	299,082
Hang Seng Bank, Ltd.	50,700	1,235,905
Henderson Land Development Co., Ltd.	65,006	430,699
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	104,164	95,086
HKT Trust & HKT, Ltd.	215,000	261,500
Hong Kong & China Gas Co., Ltd.	555,500	1,044,047
Hong Kong Exchanges & Clearing, Ltd.	76,614	2,059,859
Hongkong Land Holdings, Ltd.	80,300	578,160
Hysan Development Co., Ltd.	48,000	225,844
I-CABLE Communications, Ltd.(b)	51,667	1,720
Jardine Matheson Holdings, Ltd.	14,300	906,048
Jardine Strategic Holdings, Ltd.	15,000	648,000
Kerry Properties, Ltd.	30,000	124,253
Li & Fung, Ltd.	208,000	104,390
Link REIT	146,000	1,183,223
Melco Resorts & Entertainment, Ltd. ADR	17,430	420,412
MTR Corp., Ltd.	100,988	589,583
New World Development Co., Ltd.	400,499	575,313
Nine Dragons Paper Holdings, Ltd.	80,000	157,323
NWS Holdings, Ltd.	62,968	122,700
PCCW, Ltd.	337,000	182,507
Power Assets Holdings, Ltd.	93,000	805,491
Sands China, Ltd.	162,800	847,276
Shangri-La Asia, Ltd.	100,000	185,387
Shimao Property Holdings, Ltd.	90,500	196,278
Sino Biopharmaceutical, Ltd.	294,000	310,912
Sino Land Co., Ltd.	174,118	305,849
SJM Holdings, Ltd.	96,000	87,879
Sun Art Retail Group, Ltd.	104,000	96,534
Sun Hung Kai Properties, Ltd.	95,000	1,543,460
Swire Pacific, Ltd. Class A	30,000	291,139
Swire Properties, Ltd.	74,800	253,780
Techtronic Industries Co., Ltd.	76,500	408,420
WH Group, Ltd.(d)	552,500	587,111
Wharf Holdings, Ltd.	70,000	623,760
Wheelock & Co., Ltd.	46,000	323,620
Yue Yuen Industrial Holdings, Ltd.	56,500	214,840

		33,167,012

Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	18,200	207,777
OTP Bank PLC	15,198	572,279
Richter Gedeon Nyrt	8,926	222,487

		1,002,543

India – 2.0%
ACC, Ltd.	889	22,592
Adani Ports & Special Economic Zone, Ltd.	52,116	301,590
Ambuja Cements, Ltd.	25,405	104,039
Apollo Hospitals Enterprise, Ltd.	6,492	99,875
Ashok Leyland, Ltd.	96,463	182,086
Asian Paints, Ltd.	16,754	290,104
Aurobindo Pharma, Ltd.	16,816	178,715
Axis Bank, Ltd.	111,859	873,706
Bajaj Auto, Ltd.	5,404	257,604
Bajaj Finance, Ltd.	10,534	296,103
Bajaj Finserv, Ltd.	1,830	144,982
Bharat Forge, Ltd.	8,168	74,002
Bharat Forge, Ltd. Bonus Shares(g)	8,168	73,640
Bharat Heavy Electricals, Ltd.	48,675	62,595
Bharat Heavy Electricals, Ltd. Bonus Shares(g)	24,338	31,279
Bharat Petroleum Corp., Ltd.	45,438	330,420
Bharti Airtel, Ltd.	83,034	493,602
Bharti Infratel, Ltd.	35,434	215,712
Bosch, Ltd.	277	86,934
Cadila Healthcare, Ltd.	4,054	29,170
Cipla, Ltd.	12,709	113,976
Coal India, Ltd.	23,660	98,161
Container Corp. Of India, Ltd.	151	3,121
Dabur India, Ltd.	21,388	99,949
Dr Reddy’s Laboratories, Ltd.	6,332	225,914
Eicher Motors, Ltd.	760	363,234
GAIL India, Ltd.	29,235	187,463
GAIL India, Ltd. GDR	533	20,494
Glenmark Pharmaceuticals, Ltd.	6,301	57,878
Godrej Consumer Products, Ltd.	15,225	213,621
Grasim Industries, Ltd.	19,909	345,939
Havells India, Ltd.	19,396	144,030
HCL Technologies, Ltd.	36,475	486,371
Hero MotoCorp, Ltd.	1,988	115,107
Hindalco Industries, Ltd.	79,663	293,675
Hindustan Petroleum Corp., Ltd.	38,951	256,414
Hindustan Unilever, Ltd.	43,689	782,315
Housing Development Finance Corp., Ltd.	97,670	2,587,163
ICICI Bank, Ltd.	151,813	643,788
ICICI Bank, Ltd. ADR	3,933	33,667
Idea Cellular, Ltd.	76,577	91,208

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
IDFC Bank, Ltd.	72,488	$62,478
Indiabulls Housing Finance, Ltd.	18,344	335,876
Indian Oil Corp., Ltd.	33,593	205,533
Infosys, Ltd.	112,331	1,546,013
Infosys, Ltd. ADR(a)	7,300	106,507
ITC, Ltd.	224,736	887,315
JSW Steel, Ltd.	50,000	190,906
Larsen & Toubro, Ltd.	22,429	393,160
Larsen & Toubro, Ltd. GDR	3,180	56,127
LIC Housing Finance, Ltd.	11,773	113,008
Lupin, Ltd.	12,371	191,853
Mahindra & Mahindra Financial Services, Ltd.	5,284	33,357
Mahindra & Mahindra, Ltd.	18,319	352,806
Mahindra & Mahindra, Ltd. GDR	1,651	31,864
Marico, Ltd.	31,723	150,626
Maruti Suzuki India, Ltd.	7,087	866,237
Motherson Sumi Systems, Ltd.	28,198	145,242
Nestle India, Ltd.	936	103,960
NTPC, Ltd.	103,864	266,100
Oil & Natural Gas Corp., Ltd.	84,461	221,691
Piramal Enterprises, Ltd.	5,262	212,909
Power Finance Corp., Ltd.	49,755	93,043
Reliance Industries, Ltd.	155,376	1,858,232
Reliance Industries, Ltd. GDR(d)	6,884	164,183
Rural Electrification Corp., Ltd.	54,149	126,917
Shree Cement, Ltd.	574	162,789
Shriram Transport Finance Co., Ltd.	9,802	158,315
Siemens, Ltd.	6,013	109,177
State Bank of India	108,851	423,689
State Bank of India GDR	1,020	39,168
Sun Pharmaceutical Industries, Ltd.	61,284	472,577
Tata Consultancy Services, Ltd.	31,227	1,165,324
Tata Motors, Ltd.(b)	101,056	624,793
Tata Motors, Ltd. ADR(b)	1,078	33,709
Tata Motors, Ltd. Class A(b)	32,277	110,192
Tata Power Co., Ltd.	19,125	22,838
Tata Steel, Ltd.	11,716	117,034
Tata Steel, Ltd. GDR	1,300	12,935
Tech Mahindra, Ltd.	28,497	199,636
Titan Co., Ltd.	21,038	188,157
UltraTech Cement, Ltd.	5,259	310,315
United Spirits, Ltd.(b)	2,709	99,535
UPL, Ltd.	22,155	263,913
Vedanta, Ltd.	84,137	406,194
Vedanta, Ltd. ADR	1,433	27,743
Wipro, Ltd.	62,848	269,596
Wipro, Ltd. ADR(a)	5,876	33,376
Yes Bank, Ltd.	116,150	621,114
Zee Entertainment Enterprises, Ltd.	33,339	265,405

		26,165,705

Indonesia – 0.5%
Adaro Energy Tbk PT	619,000	83,872
AKR Corporindo Tbk PT	22,500	11,861
Astra International Tbk PT	1,348,600	790,997
Bank Central Asia Tbk PT	619,500	933,689
Bank Danamon Indonesia Tbk PT	28,500	11,003
Bank Mandiri Persero Tbk PT	1,192,000	595,159
Bank Negara Indonesia Persero Tbk PT	493,000	270,859
Bank Rakyat Indonesia Persero Tbk PT	741,700	841,151
Bumi Serpong Damai Tbk PT	103,500	13,601
Charoen Pokphand Indonesia Tbk PT	573,000	116,566
Gudang Garam Tbk PT	20,500	100,149
Hanjaya Mandala Sampoerna Tbk PT	358,500	102,740
Indocement Tunggal Prakarsa Tbk PT	115,500	162,072
Indofood CBP Sukses Makmur Tbk PT	115,000	74,495
Indofood Sukses Makmur Tbk PT	169,000	105,711
Jasa Marga Persero Tbk PT	13,875	5,769
Kalbe Farma Tbk PT	817,000	100,995
Lippo Karawaci Tbk PT	368,500	19,835
Matahari Department Store Tbk PT	78,500	54,057
Media Nusantara Citra Tbk PT	105,000	10,290
Pakuwon Jati Tbk PT	1,357,000	61,458
Perusahaan Gas Negara Persero Tbk	473,000	55,310
Semen Indonesia Persero Tbk PT	112,000	84,193
Summarecon Agung Tbk PT	87,500	6,919
Surya Citra Media Tbk PT	50,000	8,130
Telekomunikasi Indonesia Persero Tbk PT	3,328,800	1,156,640
Tower Bersama Infrastructure Tbk PT	16,500	8,055
Unilever Indonesia Tbk PT	86,500	314,525
United Tractors Tbk PT	107,200	254,689
Waskita Karya Persero Tbk PT	124,000	16,341
XL Axiata Tbk PT(b)	78,125	21,693

		6,392,824

Ireland – 0.4%
Bank of Ireland Group PLC(b)	48,505	397,384
CRH PLC	53,031	2,023,423
Experian PLC	62,021	1,247,325
James Hardie Industries PLC	30,562	424,934
Kerry Group PLC Class A	10,116	972,158
Paddy Power Betfair PLC	5,099	508,887
Ryanair Holdings PLC ADR(b)	1,263	133,145

		5,707,256

Israel – 0.3%
Azrieli Group, Ltd.	2,906	161,399
Bank Hapoalim BM	57,587	403,138
Bank Leumi Le-Israel BM	78,981	419,208

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	135,675	$193,992
Check Point Software Technologies, Ltd.(b)	8,310	947,506
Elbit Systems, Ltd.	1,528	224,619
Frutarom Industries, Ltd.	2,616	201,350
Israel Chemicals, Ltd.	35,345	156,884
Mizrahi Tefahot Bank, Ltd.	9,263	166,061
Nice, Ltd.	3,808	303,769
Taro Pharmaceutical Industries, Ltd.(a)(b)	1,081	121,818
Teva Pharmaceutical Industries, Ltd.	26,075	455,866
Teva Pharmaceutical Industries, Ltd. ADR	34,553	608,133

		4,363,743

Italy – 1.5%
Assicurazioni Generali SpA	81,949	1,526,830
Atlantia SpA	30,323	957,496
Enel SpA	526,039	3,168,494
Eni SpA	164,838	2,728,199
Ferrari NV	8,270	914,130
Intesa Sanpaolo SpA(c)	821,720	2,906,539
Intesa Sanpaolo SpA(c)	72,222	239,066
Leonardo SpA	28,056	525,709
Luxottica Group SpA	11,461	640,741
Mediobanca SpA	31,711	340,398
Poste Italiane SpA(d)	34,001	250,421
Prysmian SpA	14,439	487,854
Recordati SpA	5,984	275,897
Saipem SpA(b)	48,862	210,725
Snam SpA	153,615	740,216
Telecom Italia SpA/Milano(b)	768,458	719,963
Telecom Italia SpA/Milano Savings Shares	376,441	283,038
Terna Rete Elettrica Nazionale SpA	96,677	564,829
UniCredit SpA(b)	129,739	2,763,860
UnipolSai Assicurazioni SpA	47,138	110,116

		20,354,521

Japan – 16.0%
ABC-Mart, Inc.	1,500	79,154
Acom Co., Ltd.(a)(b)	18,400	71,269
Aeon Co., Ltd.(a)	41,400	611,447
AEON Financial Service Co., Ltd.	4,900	102,340
Aeon Mall Co., Ltd.	8,700	154,809
Air Water, Inc.	11,600	213,935
Aisin Seiki Co., Ltd.	10,000	526,807
Ajinomoto Co., Inc.	36,400	710,118
Alfresa Holdings Corp.	12,300	224,987
Alps Electric Co., Ltd.	14,000	369,262
Amada Holdings Co., Ltd.	21,700	238,080
ANA Holdings, Inc.	7,700	291,337
Aozora Bank, Ltd.	7,400	281,366
Asahi Glass Co., Ltd.	12,900	478,457
Asahi Group Holdings, Ltd.	25,700	1,040,192
Asahi Kasei Corp.	84,000	1,033,536
Asics Corp.	12,400	184,626
Astellas Pharma, Inc.	140,600	1,788,024
Bandai Namco Holdings, Inc.	11,000	377,204
Bank of Kyoto, Ltd.	4,400	223,586
Benesse Holdings, Inc.	3,000	108,204
Bridgestone Corp.	42,400	1,923,283
Brother Industries, Ltd.	13,500	313,979
Calbee, Inc.(a)	6,100	214,325
Canon, Inc.	69,200	2,363,736
Casio Computer Co., Ltd.	8,700	122,425
Central Japan Railway Co.	9,400	1,647,599
Chiba Bank, Ltd.(a)	40,000	286,057
Chubu Electric Power Co., Inc.	44,000	546,067
Chugai Pharmaceutical Co., Ltd.	15,300	634,753
Chugoku Bank, Ltd.	6,900	94,521
Chugoku Electric Power Co., Inc.(a)	17,800	188,966
Coca-Cola Bottlers Japan, Inc.	9,200	298,317
Concordia Financial Group, Ltd.	86,500	427,332
Credit Saison Co., Ltd.	12,000	248,923
CYBERDYNE, Inc.(a)(b)	5,300	70,579
Dai Nippon Printing Co., Ltd.	14,500	346,897
Dai-ichi Life Holdings, Inc.	71,000	1,273,478
Daicel Corp.	16,900	203,584
Daiichi Sankyo Co., Ltd.	37,900	854,530
Daikin Industries, Ltd.	16,300	1,650,056
Daito Trust Construction Co., Ltd.	4,700	855,950
Daiwa House Industry Co., Ltd.	37,300	1,287,350
Daiwa House REIT Investment Corp.	87	208,216
Daiwa Securities Group, Inc.	112,000	634,101
DeNA Co., Ltd.	7,100	159,074
Denso Corp.	31,300	1,583,004
Dentsu, Inc.	14,600	640,732
Disco Corp.	1,600	325,359
Don Quijote Holdings Co., Ltd.	7,400	276,436
East Japan Railway Co.	21,500	1,983,543
Eisai Co., Ltd.	17,700	908,233
Electric Power Development Co., Ltd.	9,100	228,460
FamilyMart UNY Holdings Co., Ltd.	4,500	237,063
FANUC Corp.	12,600	2,551,006
Fast Retailing Co., Ltd.	3,500	1,031,982
Fuji Electric Co., Ltd.	43,000	238,369
FUJIFILM Holdings Corp.	27,300	1,059,113
Fujitsu, Ltd.	131,000	972,797
Fukuoka Financial Group, Inc.	52,000	240,217
Hachijuni Bank, Ltd.	16,800	104,921
Hakuhodo DY Holdings, Inc.	17,800	233,717
Hamamatsu Photonics KK	9,000	271,843
Hankyu Hanshin Holdings, Inc.	16,500	625,905
Hikari Tsushin, Inc.	1,000	125,261
Hino Motors, Ltd.	19,900	243,259

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hirose Electric Co., Ltd.	2,000	$281,437
Hiroshima Bank, Ltd.	10,500	84,978
Hisamitsu Pharmaceutical Co., Inc.	4,000	191,889
Hitachi Chemical Co., Ltd.	7,900	216,510
Hitachi Construction Machinery Co., Ltd.	4,400	130,360
Hitachi High-Technologies Corp.	5,400	195,727
Hitachi Metals, Ltd.	16,600	230,939
Hitachi, Ltd.	315,000	2,218,838
Honda Motor Co., Ltd.	111,200	3,291,595
Hoshizaki Corp.	3,000	263,581
Hoya Corp.	25,600	1,381,602
Hulic Co., Ltd.	22,800	223,412
Idemitsu Kosan Co., Ltd.	8,600	242,571
IHI Corp.	8,600	298,725
Iida Group Holdings Co., Ltd.	5,700	101,579
Inpex Corp.	64,600	686,086
Isetan Mitsukoshi Holdings, Ltd.	19,600	204,593
Isuzu Motors, Ltd.	31,300	414,590
ITOCHU Corp.	98,100	1,606,168
J Front Retailing Co., Ltd.	15,100	208,595
Japan Airlines Co., Ltd.	7,500	253,720
Japan Airport Terminal Co., Ltd.(a)	2,000	71,248
Japan Exchange Group, Inc.	35,400	626,140
Japan Post Bank Co., Ltd.(a)	22,600	279,074
Japan Post Holdings Co., Ltd.(a)	24,600	290,440
Japan Prime Realty Investment Corp. REIT	53	177,035
Japan Real Estate Investment Corp. REIT	70	336,428
Japan Retail Fund Investment Corp. REIT	141	252,902
Japan Tobacco, Inc.	71,300	2,336,023
JFE Holdings, Inc.	35,600	694,985
JGC Corp.	12,100	195,746
JSR Corp.	14,500	275,405
JTEKT Corp.	14,200	196,541
JXTG Holdings, Inc.	205,400	1,056,332
Kajima Corp.	62,000	615,786
Kakaku.com, Inc.	5,100	64,970
Kamigumi Co., Ltd.	5,000	115,711
Kaneka Corp.	11,000	85,408
Kansai Electric Power Co., Inc.	47,600	608,717
Kansai Paint Co., Ltd.(a)	12,700	319,517
Kao Corp.	32,200	1,893,697
Kawasaki Heavy Industries, Ltd.	9,000	298,228
KDDI Corp.	118,500	3,123,435
Keihan Holdings Co., Ltd.	7,000	204,904
Keikyu Corp.	13,000	263,430
Keio Corp.	6,400	263,812
Keisei Electric Railway Co., Ltd.	9,100	251,823
Keyence Corp.	6,300	3,344,068
Kikkoman Corp.	9,100	279,714
Kintetsu Group Holdings Co., Ltd.	12,500	464,731
Kirin Holdings Co., Ltd.	57,300	1,347,936
Kobe Steel, Ltd.	23,600	269,618
Koito Manufacturing Co., Ltd.	6,100	382,588
Komatsu, Ltd.	60,500	1,720,433
Konami Holdings Corp.	6,000	288,367
Konica Minolta, Inc.	28,800	236,407
Kose Corp.	2,300	263,377
Kubota Corp.	69,600	1,264,752
Kuraray Co., Ltd.	19,500	364,483
Kurita Water Industries, Ltd.	4,100	118,376
Kyocera Corp.	21,100	1,308,757
Kyowa Hakko Kirin Co., Ltd.	15,300	260,154
Kyushu Electric Power Co., Inc.	24,900	264,341
Kyushu Financial Group, Inc.	14,200	87,295
Kyushu Railway Co.	9,000	267,445
Lawson, Inc.(a)	3,700	244,881
LINE Corp.(a)(b)	2,000	72,225
Lion Corp.	14,000	255,461
LIXIL Group Corp.	14,400	381,987
M3, Inc.	14,800	421,392
Mabuchi Motor Co., Ltd.	1,900	95,030
Makita Corp.	15,300	616,404
Marubeni Corp.	111,300	759,864
Marui Group Co., Ltd.(a)	15,200	217,538
Maruichi Steel Tube, Ltd.	2,600	75,645
Mazda Motor Corp.	39,100	599,187
McDonald’s Holdings Co., Japan, Ltd.	5,000	221,206
Mebuki Financial Group, Inc.	66,600	257,371
Medipal Holdings Corp.	13,000	225,665
MEIJI Holdings Co., Ltd.	8,300	657,718
MINEBEA MITSUMI, Inc.	21,900	342,415
Miraca Holdings, Inc.	2,200	102,216
MISUMI Group, Inc.	15,500	408,000
Mitsubishi Chemical Holdings Corp.	96,000	914,245
Mitsubishi Corp.	98,200	2,281,723
Mitsubishi Electric Corp.	126,000	1,967,823
Mitsubishi Estate Co., Ltd.	81,900	1,423,510
Mitsubishi Gas Chemical Co., Inc.	13,400	313,915
Mitsubishi Heavy Industries, Ltd.	21,400	845,810
Mitsubishi Materials Corp.	8,400	290,286
Mitsubishi Motors Corp.	41,800	330,493
Mitsubishi Tanabe Pharma Corp.	13,000	297,961
Mitsubishi UFJ Financial Group, Inc.	774,400	5,026,910
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,000	100,600
Mitsui & Co., Ltd.	111,600	1,648,743
Mitsui Chemicals, Inc.	11,400	346,360
Mitsui Fudosan Co., Ltd.	58,600	1,270,235
Mitsui OSK Lines, Ltd.	8,600	260,525
Mixi, Inc.	2,100	101,301
Mizuho Financial Group, Inc.	1,560,200	2,731,892

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
MS&AD Insurance Group Holdings, Inc.	31,400	$1,010,636
Murata Manufacturing Co., Ltd.	12,500	1,836,717
Nabtesco Corp.	8,500	315,640
Nagoya Railroad Co., Ltd.	10,400	223,864
NEC Corp.	18,100	490,428
Nexon Co., Ltd.(b)	13,100	341,683
NGK Insulators, Ltd.	14,500	271,541
NGK Spark Plug Co., Ltd.	11,400	242,553
NH Foods, Ltd.	10,000	274,952
Nidec Corp.	15,600	1,915,267
Nikon Corp.(a)	18,800	325,846
Nintendo Co., Ltd.	7,300	2,695,225
Nippon Building Fund, Inc. REIT	74	368,800
Nippon Electric Glass Co., Ltd.	3,400	131,542
Nippon Express Co., Ltd.	5,200	338,613
Nippon Paint Holdings Co., Ltd.	9,200	312,619
Nippon Prologis REIT, Inc.	106	223,272
Nippon Steel & Sumitomo Metal Corp.	50,200	1,152,149
Nippon Telegraph & Telephone Corp.	44,900	2,057,027
Nippon Yusen KK(b)	12,400	257,661
Nissan Chemical Industries, Ltd.	7,000	246,258
Nissan Motor Co., Ltd.(a)	152,000	1,504,944
Nisshin Seifun Group, Inc.	13,600	227,744
Nissin Foods Holdings Co., Ltd.	3,900	236,983
Nitori Holdings Co., Ltd.	5,400	771,874
Nitto Denko Corp.	11,000	916,821
NOK Corp.	4,000	89,548
Nomura Holdings, Inc.	238,100	1,332,590
Nomura Real Estate Holdings, Inc.	5,200	110,777
Nomura Real Estate Master Fund, Inc.	216	280,734
Nomura Research Institute, Ltd.	7,600	296,398
NSK, Ltd.	24,400	328,830
NTT Data Corp.	43,600	466,347
NTT DOCOMO, Inc.	90,000	2,055,213
Obayashi Corp.	44,700	535,693
Obic Co., Ltd.	4,200	264,167
Odakyu Electric Railway Co., Ltd.	16,000	303,469
Oji Holdings Corp.	53,000	285,799
Olympus Corp.	19,600	663,403
Omron Corp.	13,200	671,932
Ono Pharmaceutical Co., Ltd.	28,000	634,176
Oracle Corp. Japan	1,600	125,652
Oriental Land Co., Ltd.	14,500	1,104,455
ORIX Corp.	86,900	1,400,791
Osaka Gas Co., Ltd.	25,800	479,488
Otsuka Corp.	3,900	249,802
Otsuka Holdings Co., Ltd.	25,800	1,024,757
Panasonic Corp.	143,600	2,080,041
Park24 Co., Ltd.	7,900	192,298
Pola Orbis Holdings, Inc.	4,000	120,997
Rakuten, Inc.	62,600	682,363
Recruit Holdings Co., Ltd.	72,500	1,569,604
Renesas Electronics Corp.(b)	32,000	348,528
Resona Holdings, Inc.	148,000	759,952
Ricoh Co., Ltd.(a)	49,600	482,054
Rinnai Corp.	2,300	196,766
Rohm Co., Ltd.	6,500	556,656
Ryohin Keikaku Co., Ltd.	1,400	412,295
Sankyo Co., Ltd.	3,800	121,192
Santen Pharmaceutical Co., Ltd.	21,100	332,344
SBI Holdings, Inc.	8,500	127,917
Secom Co., Ltd.	13,900	1,012,817
Sega Sammy Holdings, Inc.	7,300	101,946
Seibu Holdings, Inc.	12,700	216,847
Seiko Epson Corp.	15,100	365,276
Sekisui Chemical Co., Ltd.	28,200	554,656
Sekisui House, Ltd.	40,700	685,715
Seven & i Holdings Co., Ltd.	49,000	1,891,396
Seven Bank, Ltd.(a)	42,900	154,732
Sharp Corp.(a)(b)	8,800	265,411
Shimadzu Corp.	15,100	297,265
Shimamura Co., Ltd.	1,700	203,882
Shimano, Inc.	5,000	665,838
Shimizu Corp.	31,000	343,419
Shin-Etsu Chemical Co., Ltd.	25,200	2,252,139
Shinsei Bank, Ltd.	6,600	105,598
Shionogi & Co., Ltd.	19,600	1,071,022
Shiseido Co., Ltd.	25,300	1,011,865
Shizuoka Bank, Ltd.	33,000	296,682
Showa Shell Sekiyu KK	8,600	98,938
SMC Corp.	3,800	1,339,866
SoftBank Group Corp.	53,200	4,293,242
Sohgo Security Services Co., Ltd.	4,800	220,033
Sompo Holdings, Inc.	23,500	913,987
Sony Corp.	81,600	3,034,492
Sony Financial Holdings, Inc.	13,400	219,752
Stanley Electric Co., Ltd.	9,500	325,345
Start Today Co., Ltd.	11,300	357,878
Subaru Corp.	40,400	1,457,149
Sumitomo Chemical Co., Ltd.	107,000	668,245
Sumitomo Corp.	78,700	1,131,577
Sumitomo Dainippon Pharma Co., Ltd.(a)	5,700	74,133
Sumitomo Electric Industries, Ltd.	50,600	826,214
Sumitomo Heavy Industries, Ltd.	7,800	312,513
Sumitomo Metal Mining Co., Ltd.	13,500	433,430
Sumitomo Mitsui Financial Group, Inc.	86,700	3,327,358
Sumitomo Mitsui Trust Holdings, Inc.	22,300	804,516
Sumitomo Realty & Development Co., Ltd.	24,000	725,981
Sumitomo Rubber Industries, Ltd.	14,000	256,456

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sundrug Co., Ltd.	5,700	$235,970
Suntory Beverage & Food, Ltd.	7,600	338,258
Suruga Bank, Ltd.	11,300	243,538
Suzuken Co., Ltd.	2,900	103,052
Suzuki Motor Corp.	22,700	1,190,205
Sysmex Corp.	10,600	676,125
T&D Holdings, Inc.	30,400	441,153
Taiheiyo Cement Corp.	7,600	293,359
Taisei Corp.	14,000	733,798
Taisho Pharmaceutical Holdings Co., Ltd.	1,200	91,041
Taiyo Nippon Sanso Corp.	9,900	117,148
Takashimaya Co., Ltd.	23,000	215,360
Takeda Pharmaceutical Co., Ltd.	46,100	2,544,889
TDK Corp.	8,800	597,273
Teijin, Ltd.	12,200	240,391
Terumo Corp.	21,600	849,109
THK Co., Ltd.	9,000	306,223
Tobu Railway Co., Ltd.	10,800	296,469
Toho Co., Ltd.	7,500	261,516
Toho Gas Co., Ltd.	5,800	169,777
Tohoku Electric Power Co., Inc.	24,700	314,003
Tokio Marine Holdings, Inc.	44,400	1,736,319
Tokyo Electric Power Co. Holdings, Inc.(b)	78,400	316,205
Tokyo Electron, Ltd.	10,300	1,581,166
Tokyo Gas Co., Ltd.	26,400	646,837
Tokyo Tatemono Co., Ltd.	8,100	103,548
Tokyu Corp.	36,500	516,542
Tokyu Fudosan Holdings Corp.	35,300	212,932
Toppan Printing Co., Ltd.	29,000	287,514
Toray Industries, Inc.	98,200	952,208
Toshiba Corp.(b)	272,000	761,160
Tosoh Corp.	16,500	371,732
TOTO, Ltd.	7,700	324,239
Toyo Seikan Group Holdings, Ltd.	12,700	212,109
Toyo Suisan Kaisha, Ltd.	5,900	216,733
Toyoda Gosei Co., Ltd.	5,300	125,196
Toyota Industries Corp.(a)	11,100	638,005
Toyota Motor Corp.	167,300	9,972,754
Toyota Tsusho Corp.	11,600	380,776
Trend Micro, Inc.	6,500	319,904
Tsuruha Holdings, Inc.	2,400	286,768
Unicharm Corp.	27,200	622,460
United Urban Investment Corp. REIT	167	244,495
USS Co., Ltd.	14,000	282,326
West Japan Railway Co.	11,000	764,376
Yahoo! Japan Corp.(a)	78,200	370,975
Yakult Honsha Co., Ltd.	5,100	367,441
Yamada Denki Co., Ltd.	47,700	260,609
Yamaguchi Financial Group, Inc.	8,000	93,599
Yamaha Corp.	9,300	342,869
Yamaha Motor Co., Ltd.	19,300	577,808
Yamato Holdings Co., Ltd.	24,200	488,343
Yamazaki Baking Co., Ltd.	10,300	185,933
Yaskawa Electric Corp.	14,600	462,391
Yokogawa Electric Corp.	14,900	253,617
Yokohama Rubber Co., Ltd.	4,700	96,868

		213,439,381

Jordan – 0.0%(f)
Hikma Pharmaceuticals PLC	9,412	152,920

Luxembourg – 0.2%
ArcelorMittal(b)	44,721	1,153,869
Eurofins Scientific SE	616	389,314
Millicom International Cellular SA SDR	4,271	281,250
RTL Group SA	2,437	184,501
SES SA	24,802	542,730
Tenaris SA	32,627	462,859

		3,014,523

Macau – 0.0%(f)
MGM China Holdings, Ltd.(a)	43,200	103,538
Wynn Macau, Ltd.	116,000	312,622

		416,160

Malaysia – 0.5%
AirAsia Bhd	140,400	114,714
Alliance Bank Malaysia Bhd	9,200	8,497
AMMB Holdings Bhd	132,400	136,711
Astro Malaysia Holdings Bhd	13,200	8,816
Axiata Group Bhd	181,268	224,948
British American Tobacco Malaysia Bhd	2,800	29,005
CIMB Group Holdings Bhd	260,304	388,375
Dialog Group Bhd	282,300	133,712
DiGi.Com Bhd	221,300	256,808
Felda Global Ventures Holdings Bhd	4,700	1,881
Gamuda Bhd	128,616	160,827
Genting Bhd	128,100	289,723
Genting Malaysia Bhd	188,600	240,300
Genting Plantations Bhd	900	2,195
HAP Seng Consolidated Bhd	9,700	20,905
Hartalega Holdings Bhd	2,400	3,956
Hong Leong Bank Bhd	49,032	184,168
Hong Leong Financial Group Bhd	4,800	18,870
IHH Healthcare Bhd	185,200	252,197
IJM Corp. Bhd	126,600	98,941
IOI Corp. Bhd	149,800	161,064
IOI Properties Group Bhd	38,750	18,538
Kuala Lumpur Kepong Bhd	18,300	106,441
Malayan Banking Bhd	194,117	438,114
Malaysia Airports Holdings Bhd	66,124	133,109
Maxis Bhd	73,400	100,822
MISC Bhd	86,500	149,544
Petronas Chemicals Group Bhd	151,900	262,250
Petronas Dagangan Bhd	22,600	130,167
Petronas Gas Bhd	48,700	206,449
PPB Group Bhd	36,900	147,338
Public Bank Bhd	185,900	899,892

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
RHB Capital Bhd	9,259	$11,030
Sapura Energy Bhd	192,900	69,439
Sime Darby Bhd	142,535	304,480
Telekom Malaysia Bhd	91,003	140,088
Tenaga Nasional Bhd	216,600	734,568
UMW Holdings Bhd(b)	4,900	6,440
Westports Holdings Bhd	8,800	7,940
YTL Corp. Bhd	80,400	25,896
YTL Power International Bhd	7,400	2,401

		6,631,559

Mexico – 0.9%
Alfa SAB de CV Class A	167,200	211,310
America Movil SAB de CV Series L	2,180,600	1,941,727
Arca Continental SAB de CV	28,000	191,675
Cemex SAB de CV Series CPO(b)	970,064	883,564
Coca-Cola Femsa SAB de CV Series L	32,200	249,365
El Puerto de Liverpool SAB de CV Series C1	13,000	105,286
Fibra Uno Administracion SA de CV REIT	151,800	256,800
Fomento Economico Mexicano SAB de CV	128,100	1,226,594
Fresnillo PLC	13,020	245,429
Gentera SAB de CV	67,100	109,005
Gruma SAB de CV Class B	14,700	216,486
Grupo Aeroportuario del Pacifico SAB de CV Class B	23,300	239,297
Grupo Aeroportuario del Sureste SAB de CV Class B	13,750	262,972
Grupo Bimbo SAB de CV Series A	97,500	236,619
Grupo Carso SAB de CV Series A1	23,000	91,054
Grupo Financiero Banorte SAB de CV Series O	165,300	1,141,218
Grupo Financiero Inbursa SAB de CV Series O	147,800	270,951
Grupo Financiero Santander Mexico SAB de CV Class B	116,000	236,098
Grupo Lala SAB de CV	45,300	77,008
Grupo Mexico SAB de CV Series B	242,200	743,835
Grupo Televisa SAB Series CPO	163,600	808,574
Industrias Penoles SAB de CV	9,730	242,939
Infraestructura Energetica Nova SAB de CV	22,700	127,468
Kimberly-Clark de Mexico SAB de CV Class A	103,300	211,103
Mexichem SAB de CV	73,357	193,944
Promotora y Operadora de Infraestructura SAB de CV	18,200	192,691
Wal-Mart de Mexico SAB de CV	332,600	763,766

		11,476,778

Netherlands – 3.3%
ABN AMRO Group NV(d)	25,454	762,524
Aegon NV	123,558	719,834
AerCap Holdings NV(b)	8,523	435,611
Akzo Nobel NV	16,528	1,526,417
Altice NV Class A(b)	30,535	611,688
Altice NV Class B(b)	4,735	94,601
ASML Holding NV	24,112	4,106,173
Boskalis Westminster	6,961	243,381
EXOR NV	7,596	481,776
Gemalto NV	4,546	203,121
Heineken Holding NV	6,844	643,232
Heineken NV	16,589	1,640,503
ING Groep NV	249,757	4,606,096
Koninklijke Ahold Delhaize NV	83,736	1,566,064
Koninklijke DSM NV	12,203	999,171
Koninklijke KPN NV	229,824	789,282
Koninklijke Philips NV	60,382	2,493,428
Koninklijke Vopak NV	4,863	213,318
NN Group NV	20,717	867,249
NXP Semiconductors NV(b)	22,454	2,539,323
Randstad Holding NV	8,264	511,346
Royal Dutch Shell PLC Class A	292,997	8,838,839
Royal Dutch Shell PLC Class B	240,459	7,402,327
Steinhoff International Holdings NV	197,420	877,698
Wolters Kluwer NV	20,150	931,294

		44,104,296

New Zealand – 0.1%
Auckland International Airport, Ltd.	51,728	240,818
Contact Energy, Ltd.	26,423	105,057
Fletcher Building, Ltd.	38,341	221,457
Mercury NZ, Ltd.	58,363	143,026
Meridian Energy, Ltd.	54,880	112,869
Ryman Healthcare, Ltd.	15,168	101,645
Spark New Zealand, Ltd.	103,936	274,244

		1,199,116

Norway – 0.5%
DNB ASA	64,656	1,303,630
Gjensidige Forsikring ASA	15,042	261,902
Marine Harvest ASA(b)	26,793	530,118
Norsk Hydro ASA	92,762	674,713
Orkla ASA	55,826	572,966
Schibsted ASA Class A	3,525	90,867
Schibsted ASA Class B	3,222	76,095
Statoil ASA	74,582	1,492,521
Telenor ASA	50,215	1,062,298
Yara International ASA	12,393	555,329

		6,620,439

Pakistan – 0.0%(f)
Habib Bank, Ltd.	53,000	90,959

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	157,317
Credicorp, Ltd.	4,300	881,586

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Peru – (continued)
Southern Copper Corp.	3,500	$139,160

		1,178,063

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	73,760	106,430
Aboitiz Power Corp.	12,500	10,544
Alliance Global Group, Inc.	29,200	9,220
Ayala Corp.	14,580	278,400
Ayala Land, Inc.	410,500	351,514
Bank of the Philippine Islands	60,060	117,579
BDO Unibank, Inc.	113,683	292,491
DMCI Holdings, Inc.	33,730	10,358
Globe Telecom, Inc.	2,995	120,863
GT Capital Holdings, Inc.	5,280	120,672
International Container Terminal Services, Inc.	4,320	8,844
JG Summit Holdings, Inc.	167,600	247,443
Jollibee Foods Corp.	33,510	160,823
Megaworld Corp.	95,000	9,781
Metro Pacific Investments Corp.	974,000	128,462
Metropolitan Bank & Trust Co.	14,550	24,775
PLDT, Inc.	6,380	209,487
Robinsons Land Corp.	31,800	15,838
Security Bank Corp.	5,920	28,342
SM Investments Corp.	14,785	256,994
SM Prime Holdings, Inc.	462,500	313,647
Universal Robina Corp.	29,180	87,771

		2,910,278

Poland – 0.3%
Alior Bank SA(b)	7,214	135,591
Bank Handlowy w Warszawie SA	120	2,276
Bank Millennium SA(b)	5,244	10,088
Bank Pekao SA	8,784	308,553
Bank Zachodni WBK SA	2,218	212,612
CCC SA	2,236	169,359
Cyfrowy Polsat SA	19,389	138,077
Eurocash SA	1,382	14,647
Grupa Azoty SA	626	13,709
Grupa Lotos SA	8,131	133,324
Jastrzebska Spolka Weglowa SA(b)	3,376	89,376
KGHM Polska Miedz SA	8,940	288,027
LPP SA	90	201,837
mBank SA(b)	1,215	139,707
Orange Polska SA(b)	5,574	8,092
PGE Polska Grupa Energetyczna SA(b)	36,848	134,491
Polski Koncern Naftowy ORLEN SA	17,200	574,443
Polskie Gornictwo Naftowe i Gazownictwo SA	74,980	139,715
Powszechna Kasa Oszczednosci Bank Polski SA(b)	59,868	580,451
Powszechny Zaklad Ubezpieczen SA	38,600	487,273
Synthos SA	1,938	2,734
Tauron Polska Energia SA(b)	21,367	21,989

		3,806,371

Portugal – 0.1%
EDP – Energias de Portugal SA	151,776	571,483
Galp Energia SGPS SA	32,041	567,993
Jeronimo Martins SGPS SA	14,746	290,952

		1,430,428

Qatar – 0.1%
Barwa Real Estate Co.	826	7,274
Commercial Bank PQSC(b)	16,545	132,287
Doha Bank QPSC	1,923	15,317
Ezdan Holding Group QSC	52,409	151,149
Industries Qatar QSC	9,460	238,244
Masraf Al Rayan QSC	21,475	218,953
Ooredoo QSC	5,832	132,635
Qatar Electricity & Water Co. QSC	2,273	109,131
Qatar Gas Transport Co., Ltd.	2,813	12,200
Qatar Insurance Co. SAQ	8,467	121,723
Qatar Islamic Bank SAQ	1,177	29,455
Qatar National Bank QPSC	14,756	494,467

		1,662,835

Romania – 0.0%(f)
NEPI Rockcastle PLC	20,650	281,247

Russia – 0.8%
Alrosa PJSC(b)	161,438	229,041
Gazprom PAO(b)	678,420	1,436,460
Inter RAO UES PJSC(b)	2,290,000	148,582
LUKOIL PJSC(b)	26,663	1,417,286
LUKOIL PJSC ADR	420	22,231
Magnit PJSC GDR	19,625	803,644
MMC Norilsk Nickel PJSC	3,537	610,767
Mobile TeleSystems PJSC ADR	26,400	275,616
Moscow Exchange MICEX-RTS PJSC(b)	52,245	105,130
Novatek PJSC GDR	5,817	682,334
Novolipetsk Steel PJSC	90,720	207,880
PhosAgro PJSC GDR	2,025	28,856
Rosneft Oil Co. PJSC(b)	61,450	340,734
Rostelecom PJSC	85,360	102,715
RushHydro PJSC	8,993,000	134,293
Sberbank of Russia PJSC(b)	687,360	2,300,057
Severstal PJSC	8,250	124,701
Sistema PJSC FC GDR	2,473	11,870
Surgutneftegas OAO(b)	456,700	233,319
Surgutneftegas OJSC Preference Shares(b)	446,300	229,247
Tatneft PAO(b)	97,460	692,460
Transneft PJSC Preference Shares(b)	30	92,516
VTB Bank PJSC	280,070,000	299,955

		10,529,694

Singapore – 0.9%
Ascendas REIT	139,575	273,404
CapitaLand Commercial Trust	164,400	200,362
CapitaLand Mall Trust REIT	161,700	238,153

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
CapitaLand, Ltd.	178,700	$471,112
City Developments, Ltd.	31,000	258,647
ComfortDelGro Corp., Ltd.	128,600	196,979
DBS Group Holdings, Ltd.	116,448	1,785,373
Genting Singapore PLC	352,300	303,539
Global Logistic Properties, Ltd.	188,300	457,594
Golden Agri-Resources, Ltd.	309,500	85,469
Hutchison Port Holdings Trust	421,800	181,374
Jardine Cycle & Carriage, Ltd.	6,211	179,934
Keppel Corp., Ltd.	101,200	483,662
Oversea-Chinese Banking Corp., Ltd.	205,650	1,690,087
SATS, Ltd.	53,300	180,944
Sembcorp Industries, Ltd.	66,700	145,390
Singapore Airlines, Ltd.	34,400	254,336
Singapore Exchange, Ltd.	47,300	257,408
Singapore Press Holdings, Ltd.(a)	95,500	191,288
Singapore Technologies Engineering, Ltd.	98,400	249,270
Singapore Telecommunications, Ltd.	534,900	1,449,562
StarHub, Ltd.(a)	57,700	110,475
Suntec Real Estate Investment Trust	182,700	250,919
United Overseas Bank, Ltd.	86,393	1,495,074
UOL Group, Ltd.	37,533	224,432
Wilmar International, Ltd.	107,500	251,740

		11,866,527

South Africa – 1.5%
Anglo American Platinum, Ltd.(b)	458	11,702
AngloGold Ashanti, Ltd.	23,021	217,039
Aspen Pharmacare Holdings, Ltd.	26,493	595,668
Barclays Africa Group, Ltd.	43,339	446,149
Bid Corp., Ltd.	18,173	409,019
Bidvest Group, Ltd.	20,421	261,129
Brait SE(b)	12,533	49,659
Capitec Bank Holdings, Ltd.	2,901	184,570
Coronation Fund Managers, Ltd.	1,931	9,625
Discovery, Ltd.	23,630	246,161
Exxaro Resources, Ltd.	13,613	123,855
FirstRand, Ltd.(a)	225,110	867,430
Fortress Income Fund, Ltd.	34,720	99,641
Fortress Income Fund, Ltd. Class A	16,870	21,552
Foschini Group, Ltd.	8,805	88,523
Gold Fields, Ltd.	56,782	248,028
Growthpoint Properties, Ltd. REIT	139,006	250,164
Hyprop Investments, Ltd.	16,182	126,700
Impala Platinum Holdings, Ltd.(b)	24,519	56,292
Imperial Holdings, Ltd.	12,323	174,525
Investec PLC	40,401	295,412
Investec, Ltd.	19,854	144,099
Liberty Holdings, Ltd.	972	7,576
Life Healthcare Group Holdings, Ltd.	50,040	87,832
Massmart Holdings, Ltd.	923	7,626
Mediclinic International PLC(c)	21,434	186,920
Mediclinic International PLC(c)	2,421	21,070
MMI Holdings, Ltd.	83,371	107,127
Mondi PLC	24,890	669,543
Mondi, Ltd.	4,978	133,268
Mr. Price Group, Ltd.	15,482	206,434
MTN Group, Ltd.	112,601	1,037,238
Naspers, Ltd. Class N	28,165	6,090,857
Nedbank Group, Ltd.	14,950	224,375
Netcare, Ltd.	41,109	72,460
Novus Holdings, Ltd.	9,742	4,711
Pick n Pay Stores, Ltd.	16,148	68,897
Pioneer Foods Group, Ltd.	10,377	86,651
PSG Group, Ltd.	6,572	113,947
Rand Merchant Investment Holdings, Ltd.	49,784	152,901
Redefine Properties, Ltd. REIT	287,611	227,703
Remgro, Ltd.	36,115	549,221
Resilient REIT, Ltd. REIT	11,867	116,961
RMB Holdings, Ltd.	53,367	250,976
Sanlam, Ltd.	75,411	377,879
Sappi, Ltd.	37,361	254,727
Sasol, Ltd.	36,674	1,007,669
Shoprite Holdings, Ltd.	23,755	363,982
Sibanye-Stillwater	108,678	122,502
SPAR Group, Ltd.	7,309	90,442
Standard Bank Group, Ltd.	86,049	1,005,695
Telkom SA SOC, Ltd.	13,170	57,830
Tiger Brands, Ltd.	9,196	256,998
Truworths International, Ltd.	16,502	94,411
Vodacom Group, Ltd.	36,259	432,718
Woolworths Holdings, Ltd.	55,053	244,186

		19,660,275

South Korea – 3.5%
Amorepacific Corp.	2,053	465,145
Amorepacific Corp. Preference Shares	740	100,790
AMOREPACIFIC Group	1,798	193,874
BGF retail Co., Ltd.	1,440	104,352
BNK Financial Group, Inc.	10,927	95,403
Celltrion, Inc.(b)	5,094	631,552
Cheil Worldwide, Inc.	680	10,805
CJ CheilJedang Corp.	320	99,044
CJ Corp.	610	90,806
CJ E&M Corp.	257	17,323
CJ Logistics Corp.(b)	100	14,275
Coway Co., Ltd.	3,120	256,061
Daelim Industrial Co., Ltd.	2,118	148,122
Daewoo Engineering & Construction Co., Ltd.(b)	380	2,392
DGB Financial Group, Inc.	13,309	122,010
Dongbu Insurance Co., Ltd.	3,165	201,724
Dongsuh Cos., Inc.	874	20,451
Doosan Heavy Industries & Construction Co., Ltd.	457	6,823
E-MART, Inc.	1,356	246,847

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
GS Engineering & Construction Corp.(b)	422	$9,819
GS Holdings Corp.	3,356	192,215
GS Retail Co., Ltd.	360	10,860
Hana Financial Group, Inc.	19,869	821,406
Hankook Tire Co., Ltd.	4,760	250,187
Hanmi Pharm Co., Ltd.(b)	435	172,618
Hanmi Science Co., Ltd.(b)	184	14,764
Hanon Systems	8,270	90,978
Hanssem Co., Ltd.	770	101,851
Hanwha Chemical Corp.	6,970	197,474
Hanwha Corp.	3,640	139,835
Hanwha Life Insurance Co., Ltd.	16,650	99,579
Hanwha Techwin Co., Ltd.(b)	2,840	82,322
Hotel Shilla Co., Ltd.	2,730	138,723
Hyosung Corp.	1,344	170,736
Hyundai Department Store Co., Ltd.	1,309	101,031
Hyundai Development Co-Engineering & Construction	3,730	116,262
Hyundai Engineering & Construction Co., Ltd.	4,572	153,085
Hyundai Glovis Co., Ltd.	725	93,683
Hyundai Heavy Industries Co., Ltd.(b)	1,750	221,548
Hyundai Marine & Fire Insurance Co., Ltd.	2,670	105,602
Hyundai Mobis Co., Ltd.	4,520	947,134
Hyundai Motor Co.	10,113	1,328,857
Hyundai Motor Co. Preference Shares(c)	2,519	225,431
Hyundai Motor Co. Preference Shares(c)	1,762	143,994
Hyundai Robotics Co., Ltd.(b)	624	232,090
Hyundai Steel Co.	5,155	237,643
Hyundai Wia Corp.	139	7,925
Industrial Bank of Korea	15,890	199,778
Kakao Corp.	2,034	255,726
Kangwon Land, Inc.	7,520	229,799
KB Financial Group, Inc.	26,123	1,279,522
KCC Corp.	458	149,754
KEPCO Plant Service & Engineering Co., Ltd.	180	6,514
Kia Motors Corp.	17,963	496,380
Korea Aerospace Industries, Ltd.	3,940	150,328
Korea Electric Power Corp.	17,453	594,287
Korea Gas Corp.(b)	340	12,498
Korea Investment Holdings Co., Ltd.	2,958	158,056
Korea Zinc Co., Ltd.	577	249,621
Korean Air Lines Co., Ltd.(b)	4,004	107,673
KT Corp.	110	2,800
KT&G Corp.	7,826	720,865
Kumho Petrochemical Co., Ltd.	118	7,428
LG Chem, Ltd.	3,083	1,055,167
LG Chem, Ltd. Preference Shares	491	108,673
LG Corp.	5,333	375,291
LG Display Co., Ltd.	12,610	336,347
LG Electronics, Inc.	5,971	429,572
LG Household & Health Care, Ltd.	503	411,060
LG Household & Health Care, Ltd. Preference Shares	50	26,106
LG Innotek Co., Ltd.	1,061	142,659
Lotte Chemical Corp.	866	285,806
Lotte Chilsung Beverage Co., Ltd.	9	10,640
Lotte Confectionery Co., Ltd.	60	8,696
Lotte Shopping Co., Ltd.	645	138,816
Medy-Tox, Inc.	329	142,044
Mirae Asset Daewoo Co., Ltd.	23,737	203,724
NAVER Corp.	1,839	1,196,189
NCSoft Corp.	1,010	409,608
Netmarble Games Corp.(b)(d)	1,313	173,676
NH Investment & Securities Co., Ltd.	11,490	136,433
OCI Co., Ltd.	142	12,708
Orion Corp.(b)	974	82,488
Ottogi Corp.	17	10,894
POSCO	4,883	1,351,474
Posco Daewoo Corp.	570	9,605
S-1 Corp.	1,546	120,403
S-Oil Corp.	2,869	319,376
Samsung Biologics Co., Ltd.(b)(d)	1,110	327,083
Samsung C&T Corp.	5,143	606,195
Samsung Card Co., Ltd.	501	16,119
Samsung Electro-Mechanics Co., Ltd.	3,673	327,102
Samsung Electronics Co., Ltd.	6,261	14,015,981
Samsung Electronics Co., Ltd. Preference Shares	1,154	2,077,573
Samsung Fire & Marine Insurance Co., Ltd.	1,756	429,284
Samsung Heavy Industries Co., Ltd.(b)	11,059	108,142
Samsung Life Insurance Co., Ltd.	3,760	370,961
Samsung SDI Co., Ltd.	3,068	531,713
Samsung SDS Co., Ltd.	2,060	303,060
Samsung Securities Co., Ltd.	4,928	148,655
Shinhan Financial Group Co., Ltd.	28,110	1,234,499
Shinsegae, Inc.	635	108,111
SK Holdings Co., Ltd.	2,387	600,215
SK Hynix, Inc.	37,819	2,737,325
SK Innovation Co., Ltd.	4,406	765,525
SK Networks Co., Ltd.	410	2,581
SK Telecom Co., Ltd.	1,180	262,714
Woori Bank	19,110	297,825
Yuhan Corp.	653	117,732

		46,742,330

Spain – 2.4%
Abertis Infraestructuras SA	46,304	936,064

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Spain – (continued)
ACS Actividades de Construccion y Servicios SA	16,606	$615,549
Aena SME SA(d)	4,501	812,795
Amadeus IT Group SA	28,645	1,862,187
Banco Bilbao Vizcaya Argentaria SA	431,367	3,855,821
Banco de Sabadell SA	359,083	749,681
Banco Santander SA	1,029,979	7,192,603
Bankia SA	69,326	334,385
Bankinter SA	37,198	351,979
CaixaBank SA	236,831	1,187,121
Distribuidora Internacional de Alimentacion SA(a)	41,148	240,064
Enagas SA	15,780	444,458
Endesa SA	21,819	492,028
Ferrovial SA	32,574	717,229
Gas Natural SDG SA	23,940	530,094
Grifols SA	20,358	593,257
Iberdrola SA	366,517	2,847,622
Industria de Diseno Textil SA	70,593	2,660,963
Mapfre SA	65,454	213,104
Red Electrica Corp. SA	29,353	616,986
Repsol SA	81,068	1,494,123
Siemens Gamesa Renewable Energy SA	13,355	174,381
Telefonica SA	293,025	3,184,237

		32,106,731

Sweden – 2.1%
Alfa Laval AB	16,412	399,927
Assa Abloy AB Class B	65,691	1,496,937
Atlas Copco AB Class A	43,838	1,852,374
Atlas Copco AB Class B	25,989	1,005,510
Boliden AB	18,846	636,562
Electrolux AB Series B	16,497	559,039
Essity AB Class B(b)	40,214	1,091,772
Getinge AB Class B(g)	1,835	34,329
Getinge AB Class B	12,852	240,433
Hennes & Mauritz AB Class B	62,190	1,607,636
Hexagon AB Class B	17,303	855,786
Husqvarna AB Class B	23,027	236,410
ICA Gruppen AB	6,173	231,496
Industrivarden AB Class C	10,068	254,464
Investor AB Class B	29,852	1,471,324
Kinnevik AB Class B	16,200	527,142
L E Lundbergforetagen AB Class B	2,900	231,294
Lundin Petroleum AB(b)	12,340	269,406
Nordea Bank AB	196,841	2,662,376
Sandvik AB	74,461	1,281,711
Securitas AB Class B	17,559	293,426
Skandinaviska Enskilda Banken AB Class A	100,100	1,315,887
Skanska AB Class B	23,297	538,588
SKF AB Class B	25,941	564,118
Svenska Handelsbanken AB Class A	100,157	1,508,058
Swedbank AB Class A	59,376	1,638,189
Swedish Match AB	13,121	459,264
Tele2 AB Class B	26,718	305,074
Telefonaktiebolaget LM Ericsson Class B	201,133	1,152,486
Telia Co. AB	174,238	818,854
Volvo AB Class B	101,384	1,950,086

		27,489,958

Switzerland – 6.2%
ABB, Ltd.	128,741	3,185,262
Adecco Group AG	10,873	847,276
Baloise Holding AG	3,437	544,180
Barry Callebaut AG(b)	139	213,183
Chocoladefabriken Lindt & Spruengli AG(c)	76	433,960
Chocoladefabriken Lindt & Spruengli AG(c)	6	416,391
Cie Financiere Richemont SA	33,774	3,089,085
Coca-Cola HBC AG(b)	10,544	357,195
Credit Suisse Group AG(b)	152,402	2,414,554
Dufry AG(b)	2,498	397,057
EMS-Chemie Holding AG	469	312,150
Ferguson PLC	16,760	1,100,917
Geberit AG	2,445	1,157,559
Givaudan SA	608	1,323,952
Glencore PLC(b)	791,301	3,630,839
Julius Baer Group, Ltd.(b)	14,990	887,688
Kuehne + Nagel International AG	3,676	681,177
LafargeHolcim, Ltd.(b)(c)	852	49,752
LafargeHolcim, Ltd.(b)(c)	28,848	1,687,471
Lonza Group AG(b)	4,929	1,293,888
Nestle SA	199,074	16,685,512
Novartis AG	142,978	12,249,769
Pargesa Holding SA	2,959	246,176
Partners Group Holding AG	1,170	794,430
Roche Holding AG	44,989	11,493,676
Schindler Holding AG(c)	2,775	613,448
Schindler Holding AG(c)	1,281	275,767
SGS SA	365	876,287
Sika AG	146	1,087,154
Sonova Holding AG	3,569	606,022
STMicroelectronics NV	43,287	837,716
Straumann Holding AG	535	343,913
Swatch Group AG(c)	2,070	861,716
Swatch Group AG(c)	3,666	292,302
Swiss Life Holding AG(b)	2,160	761,447
Swiss Prime Site AG(b)	4,981	448,115
Swiss Re AG	21,096	1,912,070
Swisscom AG	1,732	888,196
UBS Group AG(b)	235,748	4,032,275
Vifor Pharma AG	3,449	406,352
Zurich Insurance Group AG	9,748	2,975,981

		82,711,860

Taiwan – 2.7%
Acer, Inc.(b)	255,000	127,399
Advanced Semiconductor Engineering, Inc.	418,650	512,199
Advantech Co., Ltd.	13,199	94,017
Asia Cement Corp.	140,000	123,500
Asia Pacific Telecom Co., Ltd.(b)	7,000	2,355

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Asustek Computer, Inc.	38,000	$312,657
AU Optronics Corp.	594,000	238,000
Catcher Technology Co., Ltd.	37,000	344,694
Cathay Financial Holding Co., Ltd.	544,000	864,688
Chailease Holding Co., Ltd.	68,480	165,080
Chang Hwa Commercial Bank, Ltd.	205,405	111,088
Cheng Shin Rubber Industry Co., Ltd.	124,000	248,213
Chicony Electronics Co., Ltd.	46,260	109,838
China Airlines, Ltd.(b)	23,000	8,685
China Development Financial Holding Corp.	888,000	266,482
China Life Insurance Co., Ltd.	175,899	165,609
China Steel Corp.	850,000	682,545
Chunghwa Telecom Co., Ltd.	253,000	871,867
Compal Electronics, Inc.	169,000	120,101
CTBC Financial Holding Co., Ltd.	1,179,009	738,727
Delta Electronics, Inc.	131,630	677,163
E.Sun Financial Holding Co., Ltd.	508,834	303,716
Eclat Textile Co., Ltd.	8,182	99,428
Eva Airways Corp.	17,304	8,445
Evergreen Marine Corp. Taiwan, Ltd.(b)	23,170	13,371
Far Eastern New Century Corp.	128,620	101,797
Far EasTone Telecommunications Co., Ltd.	102,000	242,521
Feng TAY Enterprise Co., Ltd.	30,273	137,768
First Financial Holding Co., Ltd.	542,096	347,704
Formosa Chemicals & Fibre Corp.	166,000	504,722
Formosa Petrochemical Corp.	72,000	248,120
Formosa Plastics Corp.	277,000	838,563
Formosa Taffeta Co., Ltd.	3,000	3,017
Foxconn Technology Co., Ltd.	36,180	104,397
Fubon Financial Holding Co., Ltd.	449,000	700,359
General Interface Solution Holding, Ltd.	11,000	109,369
Giant Manufacturing Co., Ltd.	23,000	108,083
Globalwafers Co., Ltd.	14,000	136,657
Highwealth Construction Corp.	72,900	96,762
Hiwin Technologies Corp.	18,431	162,587
Hon Hai Precision Industry Co., Ltd.	1,005,650	3,482,168
Hotai Motor Co., Ltd.	19,000	218,985
HTC Corp.(b)	13,000	32,496
Hua Nan Financial Holdings Co., Ltd.	489,546	265,566
Innolux Corp.	561,000	261,778
Inventec Corp.	197,000	145,522
Largan Precision Co., Ltd.	7,000	1,230,379
Lite-On Technology Corp.	145,419	207,646
MediaTek, Inc.	100,000	938,201
Mega Financial Holding Co., Ltd.	694,601	542,872
Merida Industry Co., Ltd.	2,000	8,706
Micro-Star International Co., Ltd.	33,000	70,954
Nan Ya Plastics Corp.	319,000	785,823
Nanya Technology Corp.	18,000	50,930
Nien Made Enterprise Co., Ltd.	3,000	30,768
Novatek Microelectronics Corp.	24,000	90,226
Pegatron Corp.	108,000	280,293
Phison Electronics Corp.	13,000	154,333
Pou Chen Corp.	80,000	100,383
Powertech Technology, Inc.	51,000	146,992
President Chain Store Corp.	33,000	278,047
Quanta Computer, Inc.	150,000	345,271
Realtek Semiconductor Corp.	34,000	117,168
Ruentex Development Co., Ltd.(b)	9,936	9,109
Ruentex Industries, Ltd.(b)	5,000	7,403
Shin Kong Financial Holding Co., Ltd.	360,551	107,961
Siliconware Precision Industries Co., Ltd.	145,135	232,128
SinoPac Financial Holdings Co., Ltd.	658,923	197,303
Standard Foods Corp.	51,417	125,473
Synnex Technology International Corp.	70,550	84,686
TaiMed Biologics, Inc.(b)	4,000	25,326
Taishin Financial Holding Co., Ltd.	589,170	253,551
Taiwan Business Bank	66,042	17,989
Taiwan Cement Corp.	212,000	236,301
Taiwan Cooperative Financial Holding Co., Ltd.	507,876	262,111
Taiwan Fertilizer Co., Ltd.	7,000	9,060
Taiwan High Speed Rail Corp.	152,000	120,551
Taiwan Mobile Co., Ltd.	89,000	316,977
Taiwan Semiconductor Manufacturing Co., Ltd.	1,578,000	11,266,225
Teco Electric and Machinery Co., Ltd.	90,000	80,580
Transcend Information, Inc.	1,000	2,826
Uni-President Enterprises Corp.	308,880	646,810
United Microelectronics Corp.	686,000	342,729
Vanguard International Semiconductor Corp.	39,000	67,264
Wistron Corp.	111,142	88,880
WPG Holdings, Ltd.	66,000	87,822
Yuanta Financial Holding Co., Ltd.	608,022	261,664
Yulon Motor Co., Ltd.	7,000	5,990
Zhen Ding Technology Holding, Ltd.	3,000	6,074

		35,700,593

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – 0.4%
Advanced Info Service PCL(g)	59,300	$339,619
Airports of Thailand PCL(g)	245,500	434,318
Bangkok Bank PCL NVDR	5,100	28,520
Bangkok Dusit Medical Services PCL(g)	148,200	91,097
Bangkok Expressway & Metro PCL(g)	649,000	156,655
BEC World PCL(g)	4,700	2,297
Berli Jucker PCL	55,900	88,418
BTS Group Holdings PCL(g)	118,600	30,406
Bumrungrad Hospital PCL(g)	16,400	105,727
Central Pattana PCL(g)	56,000	130,975
Charoen Pokphand Foods PCL(g)	108,500	87,028
CP ALL PCL(g)	315,700	631,873
Delta Electronics Thailand PCL(g)	5,400	14,127
Energy Absolute PCL(g)	14,513	16,645
Glow Energy PCL(g)	11,100	29,705
Home Product Center PCL(g)	68,100	24,912
Indorama Ventures PCL(g)	32,500	41,173
IRPC PCL(g)	207,000	39,103
Kasikornbank PCL	87,100	558,903
Kasikornbank PCL NVDR	39,800	247,035
Krung Thai Bank PCL(g)	265,400	149,611
Minor International PCL(g)	94,050	114,919
PTT Exploration & Production PCL(g)	88,800	238,309
PTT Global Chemical PCL(g)	129,000	297,841
PTT PCL(g)	67,500	825,787
Robinson PCL(g)	12,700	24,562
Siam Cement PCL	32,565	490,184
Siam Commercial Bank PCL(g)	93,200	427,574
Thai Oil PCL(g)	66,100	183,336
Thai Union Group PCL Class F(g)	43,700	26,207
TMB Bank PCL(g)	63,300	4,783
True Corp. PCL(b)(g)	216,512	39,602

		5,921,251

Turkey – 0.2%
Akbank TAS	124,014	327,812
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,760	10,354
Arcelik A/S	4,778	30,527
Aselsan Elektronik Sanayi Ve Ticaret A/S	18,895	139,743
BIM Birlesik Magazalar A/S	13,969	291,667
Coca-Cola Icecek A/S	648	6,786
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT(b)	30,919	23,302
Eregli Demir ve Celik Fabrikalari TAS	83,264	180,993
Ford Otomotiv Sanayi A/S	1,307	16,760
Haci Omer Sabanci Holding A/S	58,478	164,773
KOC Holding A/S	51,437	236,494
Petkim Petrokimya Holding A/S	11,722	19,712
TAV Havalimanlari Holding A/S	1,388	6,889
Tofas Turk Otomobil Fabrikasi A/S	2,262	19,642
Tupras Turkiye Petrol Rafinerileri A/S	7,975	272,703
Turk Hava Yollari AO(b)	4,688	11,535
Turk Telekomunikasyon A/S(b)	4,204	8,027
Turkcell Iletisim Hizmetleri A/S	56,047	200,005
Turkiye Garanti Bankasi A/S	129,411	352,268
Turkiye Halk Bankasi A/S	29,437	100,328
Turkiye Is Bankasi Class C	62,875	119,876
Turkiye Sise ve Cam Fabrikalari A/S	6,787	7,825
Turkiye Vakiflar Bankasi TAO Class D	68,469	120,722
Ulker Biskuvi Sanayi A/S	1,307	7,112
Yapi ve Kredi Bankasi A/S(b)	7,385	8,971

		2,684,826

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	114,059	220,500
Aldar Properties PJSC	245,613	155,822
DAMAC Properties Dubai Co. PJSC	160,578	166,146
DP World, Ltd.	10,129	227,497
Dubai Islamic Bank PJSC	85,420	140,713
Emaar Malls PJSC	24,972	15,843
Emaar Properties PJSC	224,250	518,395
Emirates Telecommunications Group Co. PJSC	111,149	523,567
First Abu Dhabi Bank PJSC	115,574	320,982

		2,289,465

United Kingdom – 11.2%
3i Group PLC	65,293	799,791
Admiral Group PLC	11,866	289,267
Anglo American PLC	87,924	1,580,117
Ashtead Group PLC	33,711	813,658
Associated British Foods PLC	23,725	1,016,352
AstraZeneca PLC	81,321	5,406,118
Auto Trader Group PLC(d)	55,276	291,082
Aviva PLC	264,809	1,827,920
Babcock International Group PLC	17,191	190,857
BAE Systems PLC	207,368	1,756,929
Barclays PLC	1,097,297	2,846,476
Barratt Developments PLC	69,399	572,156
Berkeley Group Holdings PLC	7,388	368,433
BP PLC	1,254,960	8,036,380
British American Tobacco PLC	119,550	7,493,619
British American Tobacco PLC ADR	27,066	1,690,272
British Land Co. PLC REIT	67,293	543,508
BT Group PLC	550,365	2,096,309
Bunzl PLC	22,672	689,573
Burberry Group PLC	29,734	702,110
Capita PLC	38,049	288,424
Carnival PLC	12,627	803,512

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Centrica PLC	364,752	$915,121
CNH Industrial NV	68,463	822,319
Cobham PLC	152,270	297,655
Coca-Cola European Partners PLC	14,800	620,690
Compass Group PLC	102,694	2,181,048
ConvaTec Group PLC(d)	66,099	242,899
Croda International PLC	7,261	369,503
DCC PLC	6,090	591,963
Diageo PLC	161,962	5,330,278
Direct Line Insurance Group PLC	74,196	361,946
Dixons Carphone PLC	62,166	161,305
easyJet PLC	7,064	115,340
Fiat Chrysler Automobiles NV(b)	71,731	1,285,573
G4S PLC	88,045	328,743
GKN PLC	118,262	548,985
GlaxoSmithKline PLC	315,189	6,294,468
Hammerson PLC REIT	43,494	313,360
Hargreaves Lansdown PLC	15,373	305,253
HSBC Holdings PLC	1,281,613	12,674,256
IMI PLC	17,012	283,704
Imperial Brands PLC	62,024	2,649,549
Inmarsat PLC	26,188	226,095
InterContinental Hotels Group PLC	12,150	643,565
International Consolidated Airlines Group SA	47,696	380,043
Intertek Group PLC	10,977	733,714
Intu Properties PLC REIT(a)	56,723	175,416
ITV PLC	247,262	579,548
J Sainsbury PLC	86,275	275,371
Johnson Matthey PLC	13,358	612,924
Kingfisher PLC	152,628	611,248
Land Securities Group PLC REIT	50,048	653,009
Legal & General Group PLC	391,394	1,364,770
Lloyds Banking Group PLC	4,605,243	4,184,782
London Stock Exchange Group PLC	20,909	1,074,413
Marks & Spencer Group PLC	112,301	532,463
Meggitt PLC	44,303	309,678
Merlin Entertainments PLC(d)	42,079	251,508
Micro Focus International PLC ADR(b)	28,000	893,200
National Grid PLC	222,399	2,758,836
Next PLC	10,128	714,741
Old Mutual PLC	329,539	858,609
Pearson PLC	56,672	465,328
Persimmon PLC	20,982	726,846
Provident Financial PLC(a)	8,161	90,933
Prudential PLC	166,389	3,988,107
Randgold Resources, Ltd.	6,420	630,070
Reckitt Benckiser Group PLC	42,825	3,914,488
RELX NV	63,473	1,351,430
RELX PLC	70,719	1,553,188
Rio Tinto PLC	79,912	3,723,539
Rio Tinto, Ltd.	27,888	1,455,830
Rolls-Royce Holdings PLC(b)	108,853	1,295,398
Royal Bank of Scotland Group PLC(b)	238,017	856,777
Royal Mail PLC	49,923	257,334
RSA Insurance Group PLC	69,903	584,283
Sage Group PLC	73,122	685,257
Schroders PLC	7,543	339,528
Segro PLC REIT	57,400	412,777
Severn Trent PLC	12,700	370,256
Shire PLC	58,405	2,968,241
Sky PLC	68,897	845,786
Smith & Nephew PLC	58,028	1,049,462
Smiths Group PLC	27,065	572,636
SSE PLC	69,642	1,305,289
St James’s Place PLC	36,146	555,756
Standard Chartered PLC(b)	213,497	2,124,226
Standard Life Aberdeen PLC	179,725	1,045,290
Tate & Lyle PLC	27,005	234,960
Taylor Wimpey PLC	225,131	590,502
Tesco PLC(b)	538,858	1,353,017
Travis Perkins PLC	14,193	275,729
Unilever NV	104,650	6,190,807
Unilever PLC	82,608	4,786,791
United Utilities Group PLC	46,787	536,385
Vodafone Group PLC	1,712,408	4,797,079
Weir Group PLC	12,015	316,757
Whitbread PLC	12,434	628,247
Wm Morrison Supermarkets PLC	119,666	375,847
Worldpay Group PLC(d)	137,024	748,222
WPP PLC	83,532	1,552,179

		150,185,331

TOTAL COMMON STOCKS (Cost $1,165,425,079)		1,330,182,104

RIGHTS – 0.0%(f)
Cayman Islands – 0.0%(f)
China State Construction International Holdings, Ltd. (expiring 10/3/17)(b)(g)	8,750	56

Singapore – 0.0%(f)
CapitaLand Commercial Trust (expiring 10/17/19)(b)(g)	27,290	5,868

TOTAL RIGHTS (Cost $–)		5,924

SHORT-TERM INVESTMENTS – 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(h)(i)	5,963,420	5,963,420
State Street Navigator Securities Lending Government Money Market Portfolio(h)(j)	8,501,448	8,501,448

TOTAL SHORT-TERM INVESTMENTS (Cost $14,464,868)		14,464,868

TOTAL INVESTMENTS – 100.8% (Cost $1,179,889,947)		1,344,652,896
Liabilities in Excess of Other Assets – (0.8)%		(10,274,138)

NET ASSETS – 100.0%		$1,334,378,758

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.

(b)	Non-income producing security.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of these securities is $0, representing 0.00% of the Portfolio’s net assets.

(f)	Amount is less than 0.05% of net assets.

(g)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $4,653,363 representing 0.4% of net assets.

(h)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at September 30, 2017.

(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Mini MSCI Emerging Markets (long)	12/15/2017	286	15,797,218	$15,576,990	$(220,228)
Mini MSCI EAFE (long)	12/15/2017	43	4,230,290	4,253,560	23,270

Total unrealized depreciation on open futures contracts purchased					$(196,958)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$63,692,146	$–	$–		$63,692,146
Austria	2,211,446	–	–		2,211,446
Belgium	11,181,323	–	–		11,181,323
Brazil	24,274,776	–	–		24,274,776
Canada	91,963,149	–	–		91,963,149
Chile	3,841,022	–	–		3,841,022
China	91,755,360	–	0	(a)	91,755,360
Colombia	1,517,198	–	–		1,517,198
Czech Republic	511,478	–	–		511,478
Denmark	17,623,620	–	–		17,623,620
Egypt	285,119	–	–		285,119
Finland	9,470,562	–	–		9,470,562
France	96,903,266	–	–		96,903,266
Germany	90,700,521	–	–		90,700,521
Greece	793,320	–	–		793,320
Hong Kong	33,167,012	–	0	(a)	33,167,012
Hungary	1,002,543	–	–		1,002,543
India	26,060,786	104,919	–		26,165,705
Indonesia	6,392,824	–	–		6,392,824
Ireland	5,707,256	–	–		5,707,256
Israel	4,363,743	–	–		4,363,743
Italy	20,354,521	–	–		20,354,521
Japan	213,439,381	–	–		213,439,381

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Jordan	$152,920	$–	$–	$152,920
Luxembourg	3,014,523	–	–	3,014,523
Macau	416,160	–	–	416,160
Malaysia	6,631,559	–	–	6,631,559
Mexico	11,476,778	–	–	11,476,778
Netherlands	44,104,296	–	–	44,104,296
New Zealand	1,199,116	–	–	1,199,116
Norway	6,620,439	–	–	6,620,439
Pakistan	90,959	–	–	90,959
Peru	1,178,063	–	–	1,178,063
Philippines	2,910,278	–	–	2,910,278
Poland	3,806,371	–	–	3,806,371
Portugal	1,430,428	–	–	1,430,428
Qatar	1,662,835	–	–	1,662,835
Romania	281,247	–	–	281,247
Russia	10,529,694	–	–	10,529,694
Singapore	11,866,527	–	–	11,866,527
South Africa	19,660,275	–	–	19,660,275
South Korea	46,742,330	–	–	46,742,330
Spain	32,106,731	–	–	32,106,731
Sweden	27,455,629	34,329	–	27,489,958
Switzerland	82,711,860	–	–	82,711,860
Taiwan	35,700,593	–	–	35,700,593
Thailand	1,324,642	4,596,609	–	5,921,251
Turkey	2,684,826	–	–	2,684,826
United Arab Emirates	2,289,465	–	–	2,289,465
United Kingdom	150,185,331	–	–	150,185,331
Rights
Cayman Islands	–	56	–	56
Singapore	–	5,868	–	5,868
Short-Term Investments	14,464,868	–	–	14,464,868

Total Investments	$1,339,911,115	$4,741,781	$0	$1,344,652,896

Other Financial Instruments:
Futures Contracts(b)	23,270	–	–	23,270

Total Investments and Other Financial Instruments	$1,339,934,385	$4,741,781	$0	$1,344,676,166

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(220,228)	$–	$–	$(220,228)

Total Other Financial Instruments	$(220,228)	$–	$–	$(220,228)

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$134,136,755	$128,173,335	$–	$–	5,963,420	$5,963,420	$79,282
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,717,694	16,717,694	358,390,139	375,107,833	–	–	–	–	51,266
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	84,044,055	75,542,607	–	–	8,501,448	8,501,448	70,199

TOTAL		$16,717,694	$576,570,949	$578,823,775	$–	$–		$14,464,868	$200,747

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The portfolio of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.7%
AAR Corp.	2,360	$89,161
Aerojet Rocketdyne Holdings, Inc.(a)	5,100	178,551
Aerovironment, Inc.(a)	1,700	92,004
Astronics Corp.(a)	1,519	45,190
Axon Enterprise, Inc.(a)(b)	3,692	83,698
BWX Technologies, Inc.	6,990	391,580
Cubic Corp.	1,800	91,800
Curtiss-Wright Corp.	3,270	341,846
DigitalGlobe, Inc.(a)	4,500	158,625
Ducommun, Inc.(a)	900	28,845
Engility Holdings, Inc.(a)	1,300	45,084
Esterline Technologies Corp.(a)	1,900	171,285
HEICO Corp.	1,801	161,748
HEICO Corp. Class A	3,547	270,281
Hexcel Corp.	6,611	379,603
Huntington Ingalls Industries, Inc.	3,332	754,498
KeyW Holding Corp.(a)(b)	3,400	25,874
KLX, Inc.(a)	3,843	203,410
Kratos Defense & Security Solutions, Inc.(a)(b)	5,100	66,708
Mercury Systems, Inc.(a)	3,500	181,580
Moog, Inc. Class A(a)	2,454	204,737
National Presto Industries, Inc.	395	42,048
Orbital ATK, Inc.	4,294	571,789
Sparton Corp.(a)	600	13,926
Spirit AeroSystems Holdings, Inc. Class A	8,965	696,760
Teledyne Technologies, Inc.(a)	2,650	421,827
Triumph Group, Inc.(b)	3,645	108,439
Vectrus, Inc.(a)	800	24,672

		5,845,569

Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.(a)	4,300	104,662
Atlas Air Worldwide Holdings, Inc.(a)	1,682	110,675
Echo Global Logistics, Inc.(a)	2,200	41,470
Forward Air Corp.	2,200	125,906
Hub Group, Inc. Class A(a)	2,417	103,810
Park-Ohio Holdings Corp.	646	29,458
Radiant Logistics, Inc.(a)	2,300	12,213
XPO Logistics, Inc.(a)	8,600	582,908

		1,111,102

Airlines – 0.4%
Allegiant Travel Co.	996	131,173
Copa Holdings SA Class A	2,309	287,540
Hawaiian Holdings, Inc.(a)	3,845	144,380
JetBlue Airways Corp.(a)	24,736	458,358
SkyWest, Inc.	3,800	166,820
Spirit Airlines, Inc.(a)	5,058	168,988

		1,357,259

Auto Components – 1.2%
Adient PLC	7,000	587,930
American Axle & Manufacturing Holdings, Inc.(a)	6,150	108,117
Cooper Tire & Rubber Co.(b)	3,900	145,860
Cooper-Standard Holdings, Inc.(a)	1,290	149,601
Dana, Inc.	10,747	300,486
Dorman Products, Inc.(a)	1,999	143,168
Fox Factory Holding Corp.(a)	2,700	116,370
Gentex Corp.	20,966	415,127
Gentherm, Inc.(a)	2,654	98,596
Horizon Global Corp.(a)(b)	1,674	29,529
LCI Industries	1,774	205,518
Lear Corp.	5,067	876,996
Modine Manufacturing Co.(a)	3,583	68,973
Motorcar Parts of America, Inc.(a)	1,300	38,298
Shiloh Industries, Inc.(a)	1,000	10,400
Spartan Motors, Inc.	2,400	26,520
Standard Motor Products, Inc.	1,608	77,586
Stoneridge, Inc.(a)	1,882	37,283
Superior Industries International, Inc.	1,888	31,435
Tenneco, Inc.	3,935	238,737
Tower International, Inc.	1,461	39,739
Visteon Corp.(a)	2,337	289,251

		4,035,520

Automobiles – 1.1%
Tesla, Inc.(a)(b)	9,683	3,302,872
Thor Industries, Inc.	3,708	466,874
Winnebago Industries, Inc.	2,300	102,925

		3,872,671

Banks – 7.3%
1st Source Corp.	1,200	60,960
Access National Corp.	999	28,631
ACNB Corp.	500	13,850
Allegiance Bancshares, Inc.(a)	1,000	36,800
American National Bankshares, Inc.	600	24,720
Ameris Bancorp	2,700	129,600
Ames National Corp.	600	17,910
Arrow Financial Corp.	838	28,800
Associated Banc-Corp.	11,200	271,600
Atlantic Capital Bancshares, Inc.(a)	1,500	27,225
Banc of California, Inc.(b)	3,400	70,550
BancFirst Corp.	1,252	71,051
Banco Latinoamericano de Comercio Exterior SA Class E	2,200	64,768
Bancorp, Inc.(a)	3,500	28,945
BancorpSouth, Inc.	6,255	200,473
Bank of Commerce Holdings	1,100	12,650
Bank of Hawaii Corp.	3,134	261,250
Bank of Marin Bancorp	472	32,332
Bank of NT Butterfield & Son, Ltd.	3,900	142,896

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Bank of the Ozarks, Inc.(b)	8,854	$425,435
BankUnited, Inc.	7,772	276,450
Bankwell Financial Group, Inc.	600	22,164
Banner Corp.	2,400	147,072
Bar Harbor Bankshares	1,080	33,869
BCB Bancorp, Inc.	700	9,765
Berkshire Hills Bancorp, Inc.	2,900	112,375
Blue Hills Bancorp, Inc.	1,726	33,139
BOK Financial Corp.	1,884	167,827
Boston Private Financial Holdings, Inc.	6,100	100,955
Bridge Bancorp, Inc.	1,400	47,530
Brookline Bancorp, Inc.	5,400	83,700
Bryn Mawr Bank Corp.	1,200	52,560
Byline Bancorp, Inc.(a)	500	10,630
C&F Financial Corp.	200	11,000
Cadence BanCorp(a)	600	13,752
Camden National Corp.	1,282	55,946
Capital Bank Financial Corp. Class A	2,065	84,768
Capital City Bank Group, Inc.	700	16,807
Capstar Financial Holdings, Inc.(a)(b)	600	11,748
Carolina Financial Corp.	1,000	35,880
Cathay General Bancorp	5,554	223,271
CenterState Bank Corp.	3,900	104,520
Central Pacific Financial Corp.	2,179	70,120
Central Valley Community Bancorp	1,000	22,300
Century Bancorp, Inc. Class A	236	18,904
Chemical Financial Corp.	5,245	274,104
Chemung Financial Corp.	200	9,420
Cherry Hill Mortgage Investment Corp. REIT	800	14,480
CIT Group, Inc.	9,986	489,813
Citizens & Northern Corp.	900	22,104
City Holding Co.	1,149	82,625
Civista Bancshares, Inc.	700	15,638
CNB Financial Corp.	1,000	27,320
CoBiz Financial, Inc.	2,800	54,992
Codorus Valley Bancorp, Inc.	520	15,969
Columbia Banking System, Inc.	4,300	181,073
Commerce Bancshares, Inc.	6,618	382,322
Commerce Union Bancshares, Inc.	500	11,590
Community Bank System, Inc.(b)	3,639	201,055
Community Bankers Trust Corp.(a)	1,500	13,800
Community Financial Corp	300	10,611
Community Trust Bancorp, Inc.	1,100	51,150
ConnectOne Bancorp, Inc.	2,423	59,606
County Bancorp, Inc.(b)	300	9,015
CU Bancorp(a)	1,200	46,530
Cullen/Frost Bankers, Inc.	4,175	396,291
Customers Bancorp, Inc.(a)	2,000	65,240
CVB Financial Corp.	7,600	183,692
DNB Financial Corp.	200	7,040
Eagle Bancorp, Inc.(a)	2,300	154,215
East West Bancorp, Inc.	10,685	638,749
Ellington Residential Mortgage REIT	600	8,712
Enterprise Bancorp, Inc.	878	31,880
Enterprise Financial Services Corp.	1,600	67,760
Equity Bancshares, Inc. Class A(a)	700	24,906
Evans Bancorp, Inc.	300	12,960
Farmers & Merchants Bancorp, Inc.	800	29,160
Farmers Capital Bank Corp.	549	23,085
Farmers National Banc Corp.	2,300	34,615
FB Financial Corp.(a)	900	33,948
FCB Financial Holdings, Inc. Class A(a)	2,582	124,711
Fidelity Southern Corp.	1,900	44,916
Financial Institutions, Inc.	1,100	31,680
First BanCorp(a)	14,000	71,680
First Bancorp, Inc.	700	21,217
First Bancorp/Southern Pines	1,725	59,357
First Bancshares, Inc.	600	18,090
First Busey Corp.	2,749	86,209
First Business Financial Services, Inc.	500	11,375
First Citizens BancShares, Inc. Class A	539	201,527
First Commonwealth Financial Corp.	6,900	97,497
First Community Bancshares, Inc.	1,200	34,932
First Connecticut Bancorp, Inc.	1,000	26,750
First Financial Bancorp	4,600	120,290
First Financial Bankshares, Inc.	4,651	210,225
First Financial Corp.	800	38,080
First Financial Northwest, Inc.	600	10,194
First Foundation, Inc.(a)	2,000	35,780
First Guaranty Bancshares, Inc.(b)	300	8,082
First Hawaiian, Inc.	3,900	118,131
First Horizon National Corp.	17,115	327,752
First Internet Bancorp	700	22,610
First Interstate BancSystem, Inc. Class A	1,882	71,987
First Merchants Corp.	3,078	132,139
First Mid-Illinois Bancshares, Inc.	700	26,880
First Midwest Bancorp, Inc.	7,500	175,650
First Northwest Bancorp(a)	700	11,970
First of Long Island Corp.	1,650	50,243
First Republic Bank	11,634	1,215,288
Flushing Financial Corp.	2,100	62,412
FNB Bancorp	400	13,568
FNB Corp.	23,633	331,571
Franklin Financial Network, Inc.(a)	855	30,481
Fulton Financial Corp.	12,800	240,000
German American Bancorp, Inc.	1,564	59,479
Glacier Bancorp, Inc.	5,700	215,232
Great Southern Bancorp, Inc.	868	48,304
Great Western Bancorp, Inc.	4,303	177,628
Green Bancorp, Inc.(a)	1,500	35,475
Guaranty Bancorp	1,700	47,260
Guaranty Bancshares, Inc.	400	12,796
Hancock Holding Co.	6,200	300,390
Hanmi Financial Corp.	2,300	71,185
HarborOne Bancorp, Inc.(a)	900	16,929
Heartland Financial USA, Inc.	1,800	88,920
Heritage Commerce Corp.	2,500	35,575
Heritage Financial Corp.	2,100	61,950
Hilltop Holdings, Inc.	5,500	143,000
Home BancShares, Inc.	13,615	343,358

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
HomeTrust Bancshares, Inc.(a)	1,200	$30,780
Hope Bancorp, Inc.	9,488	168,033
Horizon Bancorp	1,800	52,506
Howard Bancorp, Inc.(a)	600	12,540
IBERIABANK Corp.	3,692	303,298
Independent Bank Corp.(c)	1,933	144,298
Independent Bank Corp.(c)	1,600	36,240
Independent Bank Group, Inc.	1,251	75,435
International Bancshares Corp.	4,052	162,485
Investar Holding Corp.	600	14,460
Investors Bancorp, Inc.	19,114	260,715
KKR Real Estate Finance Trust, Inc.	700	14,728
Lakeland Bancorp, Inc.	3,200	65,280
Lakeland Financial Corp.	1,828	89,060
LCNB Corp.	500	10,475
LegacyTexas Financial Group, Inc.	3,448	137,644
Live Oak Bancshares, Inc.(b)	1,700	39,865
Macatawa Bank Corp.	1,600	16,416
MainSource Financial Group, Inc.	1,970	70,644
MB Financial, Inc.	5,900	265,618
MBT Financial Corp.	1,100	12,045
Mercantile Bank Corp.	1,200	41,880
Middlefield Banc Corp.	200	9,220
Midland States Bancorp, Inc.	1,100	34,848
MidSouth Bancorp, Inc.	1,100	13,255
MidWestOne Financial Group, Inc.	751	25,354
MutualFirst Financial, Inc.	600	23,070
National Bank Holdings Corp. Class A	1,800	64,242
National Bankshares, Inc.	437	19,643
National Commerce Corp.(a)	763	32,656
NBT Bancorp, Inc.	3,100	113,832
Nicolet Bankshares, Inc.(a)	600	34,518
Northeast Bancorp	500	13,075
Northrim BanCorp, Inc.	400	13,980
Norwood Financial Corp.(b)	450	13,734
OFG Bancorp	3,000	27,450
Ohio Valley Banc Corp.	300	10,920
Old Line Bancshares, Inc.	600	16,800
Old National Bancorp	9,861	180,456
Old Point Financial Corp.	300	9,720
Old Second Bancorp, Inc.	2,100	28,245
Opus Bank	1,400	33,600
Orrstown Financial Services, Inc.	800	19,920
Pacific Continental Corp.	1,600	43,120
Pacific Mercantile Bancorp(a)	900	8,235
Pacific Premier Bancorp, Inc.(a)	2,885	108,909
PacWest Bancorp	8,979	453,529
Paragon Commercial Corp.(a)	300	16,938
Park National Corp.	999	107,882
Park Sterling Corp.	4,000	49,680
Parke Bancorp, Inc.	400	8,880
Peapack Gladstone Financial Corp.	1,200	40,488
Penns Woods Bancorp, Inc.	347	16,125
People’s United Financial, Inc.	1,557	28,244
People’s Utah Bancorp	1,000	32,450
Peoples Bancorp of North Carolina, Inc.	300	10,686
Peoples Bancorp, Inc.	1,300	43,667
Peoples Financial Services Corp.	439	20,984
Pinnacle Financial Partners, Inc.	5,353	358,383
Popular, Inc.	7,410	266,315
Preferred Bank	900	54,315
Premier Financial Bancorp, Inc.	730	15,907
Prosperity Bancshares, Inc.	4,922	323,523
QCR Holdings, Inc.	900	40,950
RBB Bancorp(a)	300	6,867
Renasant Corp.	3,261	139,897
Republic Bancorp, Inc. Class A	700	27,223
Republic First Bancorp, Inc.(a)	3,900	36,075
S&T Bancorp, Inc.	2,653	105,006
Sandy Spring Bancorp, Inc.	1,700	70,448
Seacoast Banking Corp. of Florida(a)	3,100	74,059
ServisFirst Bancshares, Inc.	3,400	132,090
Shore Bancshares, Inc.	800	13,320
Sierra Bancorp	900	24,435
Signature Bank(a)	4,006	512,928
Simmons First National Corp. Class A	2,236	129,464
SmartFinancial, Inc.(a)	500	12,030
South State Corp.	2,085	187,754
Southern First Bancshares, Inc.(a)	500	18,175
Southern National Bancorp of Virginia, Inc.	1,600	27,184
Southside Bancshares, Inc.	2,004	72,865
Southwest Bancorp, Inc.	1,500	41,325
State Bank Financial Corp.	2,700	77,355
Sterling Bancorp	9,866	243,197
Stock Yards Bancorp, Inc.	1,600	60,800
Summit Financial Group, Inc.	800	20,528
Sun Bancorp, Inc.	800	19,880
Sunshine Bancorp, Inc.(a)	500	11,620
Sutherland Asset Management Corp. REIT	1,200	18,840
SVB Financial Group(a)	3,862	722,542
Synovus Financial Corp.	9,049	416,797
TCF Financial Corp.	11,700	199,368
Texas Capital Bancshares, Inc.(a)	3,646	312,827
Tompkins Financial Corp.	1,093	94,151
Towne Bank	4,300	144,050
TriCo Bancshares	1,476	60,147
TriState Capital Holdings, Inc.(a)	1,500	34,350
Triumph Bancorp, Inc.(a)	1,300	41,925
Trustmark Corp.	5,077	168,150
Two River Bancorp	500	9,910
UMB Financial Corp.	3,351	249,616
Umpqua Holdings Corp.	16,287	317,759
Union Bankshares Corp.	3,200	112,960
Union Bankshares, Inc./Morrisville	300	14,520
United Bankshares, Inc.	7,313	271,678
United Community Banks, Inc.	5,261	150,149
United Security Bancshares	900	8,550
Unity Bancorp, Inc.	500	9,900
Univest Corp. of Pennsylvania	1,844	59,008
Valley National Bancorp	18,800	226,540
Veritex Holdings, Inc.(a)	1,200	32,352
Washington Trust Bancorp, Inc.	1,113	63,719
WashingtonFirst Bankshares, Inc.	715	25,447
Webster Financial Corp.	6,731	353,714
WesBanco, Inc.	3,042	124,783

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
West Bancorp, Inc.	1,200	$29,280
Westamerica Bancorporation	1,885	112,233
Western Alliance Bancorp(a)	7,165	380,318
Wintrust Financial Corp.	4,128	323,264
Xenith Bankshares, Inc.(a)	450	14,625

		25,123,913

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)(b)	632	98,718
Castle Brands, Inc.(a)	6,000	8,040
Coca-Cola Bottling Co. Consolidated	384	82,848
Craft Brew Alliance, Inc.(a)	800	14,040
MGP Ingredients, Inc.(b)	900	54,567
National Beverage Corp.	900	111,645
Primo Water Corp.(a)	1,800	21,330

		391,188

Biotechnology – 4.6%
Abeona Therapeutics, Inc.(a)(b)	1,700	28,985
ACADIA Pharmaceuticals, Inc.(a)	7,209	271,563
Acceleron Pharma, Inc.(a)	2,500	93,300
Achillion Pharmaceuticals, Inc.(a)	8,200	36,818
Acorda Therapeutics, Inc.(a)(b)	3,200	75,680
Adamas Pharmaceuticals, Inc.(a)(b)	1,000	21,170
Aduro Biotech, Inc.(a)	2,954	31,460
Advaxis, Inc.(a)(b)	2,200	9,196
Agenus, Inc.(a)(b)	5,300	23,373
Agios Pharmaceuticals, Inc.(a)	3,068	204,789
Aileron Therapeutics, Inc.(a)	400	5,352
Aimmune Therapeutics, Inc.(a)	2,600	64,454
Akebia Therapeutics, Inc.(a)(b)	3,300	64,911
Alder Biopharmaceuticals, Inc.(a)	4,652	56,987
Alkermes PLC(a)	11,362	577,644
Alnylam Pharmaceuticals, Inc.(a)(b)	5,939	697,773
AMAG Pharmaceuticals, Inc.(a)(b)	2,600	47,970
Amicus Therapeutics, Inc.(a)	12,041	181,578
AnaptysBio, Inc.(a)	900	31,455
Anavex Life Sciences Corp.(a)(b)	2,000	8,280
Ardelyx, Inc.(a)	1,900	10,640
Arena Pharmaceuticals, Inc.(a)	2,830	72,165
Array BioPharma, Inc.(a)(b)	12,683	156,001
Asterias Biotherapeutics, Inc.(a)(b)	1,400	4,760
Atara Biotherapeutics, Inc.(a)(b)	1,800	29,790
Athenex, Inc.(a)	500	8,755
Athersys, Inc.(a)(b)	7,300	15,038
Audentes Therapeutics, Inc.(a)	1,100	30,811
Avexis, Inc.(a)	1,800	174,114
Axovant Sciences, Ltd.(a)(b)	2,337	16,079
Bellicum Pharmaceuticals, Inc.(a)(b)	1,782	20,582
BioCryst Pharmaceuticals, Inc.(a)(b)	6,000	31,440
Biohaven Pharmaceutical Holding Co., Ltd.(a)	700	26,166
BioMarin Pharmaceutical, Inc.(a)	13,011	1,210,934
BioSpecifics Technologies Corp.(a)	426	19,818
BioTime, Inc.(a)(b)	5,500	15,620
Bioverativ, Inc.(a)	8,000	456,560
Bluebird Bio, Inc.(a)	3,382	464,518
Blueprint Medicines Corp.(a)	2,900	202,043
Calithera Biosciences, Inc.(a)	2,100	33,075
Calyxt, Inc.(a)(b)	600	14,694
Cara Therapeutics, Inc.(a)(b)	2,000	27,380
Cascadian Therapeutics, Inc.(a)	2,400	9,816
Catalyst Pharmaceuticals, Inc.(a)	5,000	12,600
Celldex Therapeutics, Inc.(a)(b)	8,400	24,024
ChemoCentryx, Inc.(a)	1,700	12,614
Chimerix, Inc.(a)	3,297	17,309
Clovis Oncology, Inc.(a)(b)	3,280	270,272
Coherus Biosciences, Inc.(a)	3,300	44,055
Conatus Pharmaceuticals, Inc.(a)(b)	1,800	9,882
Concert Pharmaceuticals, Inc.(a)	1,700	25,075
Corbus Pharmaceuticals Holdings, Inc.(a)	3,100	22,165
Corvus Pharmaceuticals, Inc.(a)(b)	600	9,564
Curis, Inc.(a)	8,500	12,665
Cytokinetics, Inc.(a)	2,900	42,050
CytomX Therapeutics, Inc.(a)	1,976	35,904
Dynavax Technologies Corp.(a)(b)	4,438	95,417
Eagle Pharmaceuticals, Inc.(a)(b)	605	36,082
Edge Therapeutics, Inc.(a)	2,000	21,460
Editas Medicine, Inc.(a)(b)	2,500	60,025
Emergent BioSolutions, Inc.(a)	2,400	97,080
Enanta Pharmaceuticals, Inc.(a)	1,100	51,480
Epizyme, Inc.(a)(b)	3,038	57,874
Esperion Therapeutics, Inc.(a)	1,200	60,144
Exact Sciences Corp.(a)	8,605	405,468
Exelixis, Inc.(a)	21,436	519,394
Fate Therapeutics, Inc.(a)	2,600	10,296
FibroGen, Inc.(a)	4,900	263,620
Five Prime Therapeutics, Inc.(a)	1,947	79,652
Flexion Therapeutics, Inc.(a)(b)	2,000	48,360
Fortress Biotech, Inc.(a)(b)	2,000	8,840
Foundation Medicine, Inc.(a)(b)	1,200	48,240
G1 Therapeutics, Inc.(a)	600	14,934
Genocea Biosciences, Inc.(a)	2,000	2,920
Genomic Health, Inc.(a)	1,400	44,926
Geron Corp.(a)(b)	10,583	23,071
Global Blood Therapeutics, Inc.(a)	2,738	85,015
Halozyme Therapeutics, Inc.(a)	8,752	152,022
Heron Therapeutics, Inc.(a)(b)	3,226	52,100
Idera Pharmaceuticals, Inc.(a)(b)	7,900	17,617
Ignyta, Inc.(a)	3,400	41,990
Immune Design Corp.(a)	1,200	12,420
ImmunoGen, Inc.(a)(b)	7,000	53,550
Immunomedics, Inc.(a)(b)	8,072	112,847
Inovio Pharmaceuticals, Inc.(a)(b)	5,911	37,476
Insmed, Inc.(a)(b)	5,433	169,564
Insys Therapeutics, Inc.(a)(b)	1,453	12,903
Intellia Therapeutics, Inc.(a)(b)	1,000	24,850
Intercept Pharmaceuticals, Inc.(a)(b)	1,317	76,439
Intrexon Corp.(a)(b)	4,441	84,423
Invitae Corp.(a)	2,700	25,299
Ionis Pharmaceuticals, Inc.(a)(b)	9,173	465,071
Iovance Biotherapeutics, Inc.(a)	3,900	30,225
Ironwood Pharmaceuticals, Inc.(a)	9,900	156,123
Jounce Therapeutics, Inc.(a)(b)	1,100	17,138
Juno Therapeutics, Inc.(a)	4,702	210,932
Karyopharm Therapeutics, Inc.(a)	2,300	25,254
Keryx Biopharmaceuticals, Inc.(a)(b)	6,603	46,881
Kindred Biosciences, Inc.(a)	1,500	11,775
Kite Pharma, Inc.(a)	3,573	642,461
Kura Oncology, Inc.(a)(b)	1,400	20,930

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
La Jolla Pharmaceutical Co.(a)(b)	1,200	$41,736
Lexicon Pharmaceuticals, Inc.(a)(b)	3,121	38,357
Ligand Pharmaceuticals, Inc.(a)(b)	1,540	209,671
Loxo Oncology, Inc.(a)(b)	1,677	154,485
MacroGenics, Inc.(a)	2,447	45,221
Madrigal Pharmaceuticals, Inc.(a)	300	13,494
Matinas BioPharma Holdings, Inc.(a)	3,700	4,884
MediciNova, Inc.(a)	2,400	15,288
Merrimack Pharmaceuticals, Inc.(b)	940	13,668
Mersana Therapeutics, Inc.(a)	400	6,916
MiMedx Group, Inc.(a)(b)	7,593	90,205
Minerva Neurosciences, Inc.(a)	2,080	15,808
Miragen Therapeutics, Inc.(a)	700	6,405
Momenta Pharmaceuticals, Inc.(a)(b)	5,387	99,659
Myriad Genetics, Inc.(a)(b)	4,651	168,273
NantKwest, Inc.(a)	2,100	11,508
Natera, Inc.(a)	2,200	28,358
Neurocrine Biosciences, Inc.(a)(b)	6,585	403,529
NewLink Genetics Corp.(a)(b)	1,558	15,860
Novavax, Inc.(a)(b)	20,100	22,914
Novelion Therapeutics, Inc.(a)	1,100	7,733
Nymox Pharmaceutical Corp.(a)	2,000	7,640
OPKO Health, Inc.(a)(b)	24,380	167,247
Organovo Holdings, Inc.(a)(b)	5,800	12,876
Otonomy, Inc.(a)	2,000	6,500
Ovid therapeutics, Inc.(a)	400	3,428
PDL BioPharma, Inc.(a)	13,755	46,629
Pieris Pharmaceuticals, Inc.(a)	2,400	13,824
Portola Pharmaceuticals, Inc.(a)	4,041	218,335
Progenics Pharmaceuticals, Inc.(a)	4,900	36,064
Protagonist Therapeutics, Inc.(a)	500	8,835
Prothena Corp. PLC(a)	2,800	181,356
PTC Therapeutics, Inc.(a)(b)	2,900	58,029
Puma Biotechnology, Inc.(a)	2,102	251,714
Ra Pharmaceuticals, Inc.(a)	800	11,680
Radius Health, Inc.(a)(b)	2,715	104,663
Recro Pharma, Inc.(a)	900	8,082
REGENXBIO, Inc.(a)	2,000	65,900
Repligen Corp.(a)	2,700	103,464
Retrophin, Inc.(a)	2,800	69,692
Rigel Pharmaceuticals, Inc.(a)(b)	9,200	23,368
Sage Therapeutics, Inc.(a)(b)	2,519	156,934
Sangamo Therapeutics, Inc.(a)	6,100	91,500
Sarepta Therapeutics, Inc.(a)(b)	4,382	198,767
Seattle Genetics, Inc.(a)(b)	7,120	387,399
Selecta Biosciences, Inc.(a)(b)	1,000	18,250
Seres Therapeutics, Inc.(a)	1,446	23,194
Spark Therapeutics, Inc.(a)(b)	2,042	182,065
Spectrum Pharmaceuticals, Inc.(a)	5,400	75,978
Stemline Therapeutics, Inc.(a)(b)	1,400	15,540
Strongbridge Biopharma PLC(a)	1,500	10,350
Syndax Pharmaceuticals, Inc.(a)	600	7,020
Synergy Pharmaceuticals, Inc.(a)(b)	16,018	46,452
Syros Pharmaceuticals, Inc.(a)	900	13,248
TESARO, Inc.(a)(b)	2,727	352,056
TG Therapeutics, Inc.(a)(b)	3,400	40,290
Tocagen, Inc.(a)	600	7,476
Trevena, Inc.(a)	4,000	10,200
Ultragenyx Pharmaceutical, Inc.(a)	2,865	152,590
United Therapeutics Corp.(a)	3,286	385,086
Vanda Pharmaceuticals, Inc.(a)	3,100	55,490
VBI Vaccines, Inc.(a)(b)	1,500	5,775
Versartis, Inc.(a)(b)	2,400	5,880
Voyager Therapeutics, Inc.(a)	1,100	22,649
vTv Therapeutics, Inc. Class A(a)	500	2,990
XBiotech, Inc.(a)	1,000	4,370
Xencor, Inc.(a)	2,685	61,540
ZIOPHARM Oncology, Inc.(a)(b)	9,600	58,944

		15,861,635

Building Products – 1.0%
AAON, Inc.	3,000	103,425
Advanced Drainage Systems, Inc.	2,600	52,650
American Woodmark Corp.(a)	1,059	101,929
Apogee Enterprises, Inc.	2,109	101,780
Armstrong Flooring, Inc.(a)	1,577	24,838
Armstrong World Industries, Inc.(a)	3,255	166,819
Builders FirstSource, Inc.(a)	7,100	127,729
Caesarstone, Ltd.(a)	1,627	48,485
Continental Building Products, Inc.(a)	2,800	72,800
CSW Industrials, Inc.(a)	1,037	45,991
Gibraltar Industries, Inc.(a)	2,400	74,760
Griffon Corp.	2,300	51,060
Insteel Industries, Inc.	1,300	33,943
JELD-WEN Holding, Inc.(a)	4,000	142,080
Lennox International, Inc.	2,854	510,780
Masonite International Corp.(a)	2,193	151,756
NCI Building Systems, Inc.(a)	2,728	42,557
Owens Corning	8,336	644,789
Patrick Industries, Inc.(a)	1,200	100,920
PGT Innovations, Inc.(a)	3,500	52,325
Ply Gem Holdings, Inc.(a)	1,500	25,575
Quanex Building Products Corp.	2,568	58,936
Simpson Manufacturing Co., Inc.	3,000	147,120
Trex Co., Inc.(a)	2,200	198,154
Universal Forest Products, Inc.	1,503	147,534
USG Corp.(a)	6,500	212,225

		3,440,960

Capital Markets – 1.6%
Arlington Asset Investment Corp. Class A	2,200	28,006
Artisan Partners Asset Management, Inc. Class A	3,455	112,633
Associated Capital Group, Inc. Class A(b)	533	19,028
B. Riley Financial, Inc.(b)	1,534	26,155
BGC Partners, Inc. Class A	17,000	245,990
Cohen & Steers, Inc.	1,709	67,488
Cowen, Inc.(a)(b)	1,850	32,930
Diamond Hill Investment Group, Inc.	302	64,130
Donnelley Financial Solutions, Inc.(a)	2,412	52,003
Eaton Vance Corp.	8,162	402,958
Evercore, Inc. Class A	3,043	244,201
Federated Investors, Inc. Class B(b)	7,100	210,870
Fifth Street Asset Management, Inc.	300	1,170
Financial Engines, Inc.	4,295	149,251

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
GAMCO Investors, Inc. Class A	233	$6,934
Greenhill & Co., Inc.(b)	2,117	35,142
Hamilton Lane, Inc. Class A(b)	1,000	26,850
Houlihan Lokey, Inc.	1,800	70,434
Interactive Brokers Group, Inc. Class A	5,100	229,704
INTL. FCStone, Inc.(a)	1,300	49,816
Investment Technology Group, Inc.	2,300	50,922
Ladenburg Thalmann Financial Services, Inc.	7,400	21,312
Lazard, Ltd. Class A	8,902	402,548
Legg Mason, Inc.	6,300	247,653
LPL Financial Holdings, Inc.	6,550	337,784
Medley Management, Inc. Class A	300	1,845
Moelis & Co. Class A	2,300	99,015
OM Asset Management PLC	5,500	82,060
Oppenheimer Holdings, Inc. Class A	600	10,410
Piper Jaffray Cos.	1,000	59,350
PJT Partners, Inc. Class A	1,269	48,615
Pzena Investment Management, Inc. Class A	1,200	13,068
Safeguard Scientifics, Inc.(a)	1,500	20,025
SEI Investments Co.	10,036	612,798
Silvercrest Asset Management Group, Inc. Class A	400	5,820
Stifel Financial Corp.	4,854	259,495
TD Ameritrade Holding Corp.	18,884	921,539
Virtu Financial, Inc. Class A(b)	2,100	34,020
Virtus Investment Partners, Inc.	548	63,595
Waddell & Reed Financial, Inc. Class A(b)	5,939	119,196
Westwood Holdings Group, Inc.	580	39,017
WisdomTree Investments, Inc.(b)	8,400	85,512

		5,611,292

Chemicals – 2.6%
A Schulman, Inc.	2,090	71,374
Advanced Emissions Solutions, Inc.(b)	1,500	16,455
AdvanSix, Inc.(a)	2,200	87,450
AgroFresh Solutions, Inc.(a)	1,500	10,545
American Vanguard Corp.	2,252	51,571
Ashland Global Holdings, Inc.	4,569	298,767
Axalta Coating Systems, Ltd.(a)	15,802	456,994
Balchem Corp.	2,344	190,544
Cabot Corp.	4,488	250,430
Calgon Carbon Corp.	3,800	81,320
Celanese Corp. Series A	10,267	1,070,540
Chase Corp.	533	59,376
Chemours Co.	13,700	693,357
Codexis, Inc.(a)	2,900	19,285
Core Molding Technologies, Inc.	500	10,970
Ferro Corp.(a)	6,309	140,691
Flotek Industries, Inc.(a)	4,200	19,530
FutureFuel Corp.	2,300	36,202
GCP Applied Technologies, Inc.(a)	5,297	162,618
Hawkins, Inc.	700	28,560
HB Fuller Co.	3,699	214,764
Huntsman Corp.	14,900	408,558
Ingevity Corp.(a)	3,138	196,031
Innophos Holdings, Inc.	1,400	68,866
Innospec, Inc.	1,717	105,853
Intrepid Potash, Inc.(a)	6,600	28,776
KMG Chemicals, Inc.	700	38,416
Koppers Holdings, Inc.(a)	1,700	78,455
Kraton Corp.(a)	2,200	88,968
Kronos Worldwide, Inc.	1,700	38,811
LSB Industries, Inc.(a)(b)	1,200	9,528
Minerals Technologies, Inc.	2,543	179,663
NewMarket Corp.	535	227,776
Olin Corp.	12,300	421,275
OMNOVA Solutions, Inc.(a)	3,000	32,850
Platform Specialty Products Corp.(a)	16,200	180,630
PolyOne Corp.	5,933	237,498
Quaker Chemical Corp.	1,026	151,797
Rayonier Advanced Materials, Inc.	3,000	41,100
RPM International, Inc.	9,685	497,228
Scotts Miracle-Gro Co.	3,233	314,700
Sensient Technologies Corp.	3,278	252,144
Stepan Co.	1,482	123,984
Trecora Resources(a)	1,200	15,960
Tredegar Corp.	1,807	32,526
Trinseo SA	3,274	219,685
Tronox, Ltd. Class A	4,869	102,736
Valhi, Inc.	1,500	3,645
Valvoline, Inc.	15,094	353,954
Westlake Chemical Corp.	2,680	222,681
WR Grace & Co.	5,176	373,448

		9,018,885

Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	4,100	171,011
ACCO Brands Corp.(a)	7,916	94,200
Advanced Disposal Services, Inc.(a)	3,200	80,608
Aqua Metals, Inc.(a)(b)	1,200	8,220
ARC Document Solutions, Inc.(a)	2,500	10,225
Brady Corp. Class A	3,500	132,825
Brink’s Co.	3,354	282,574
Casella Waste Systems, Inc. Class A(a)	2,700	50,760
CECO Environmental Corp.	2,156	18,240
Clean Harbors, Inc.(a)	3,844	217,955
Copart, Inc.(a)	14,776	507,851
Covanta Holding Corp.(b)	8,500	126,225
Deluxe Corp.	3,581	261,270
Ennis, Inc.	2,000	39,300
Essendant, Inc.	2,549	33,570
Healthcare Services Group, Inc.	5,265	284,152
Heritage-Crystal Clean, Inc.(a)	1,000	21,750
Herman Miller, Inc.	4,500	161,550
HNI Corp.	3,189	132,248
Hudson Technologies, Inc.(a)	2,500	19,525
InnerWorkings, Inc.(a)	3,100	34,875
Interface, Inc.	4,600	100,740
KAR Auction Services, Inc.	10,202	487,043
Kimball International, Inc. Class B	2,800	55,356
Knoll, Inc.	3,490	69,800
LSC Communications, Inc.	2,312	38,171
Matthews International Corp. Class A	2,331	145,105

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
McGrath RentCorp	1,800	$78,750
Mobile Mini, Inc.	3,200	110,240
MSA Safety, Inc.	2,479	197,105
Multi-Color Corp.	1,021	83,671
NL Industries, Inc.(a)	300	2,745
Pitney Bowes, Inc.	13,700	191,937
Quad/Graphics, Inc.	2,200	49,742
Rollins, Inc.(b)	7,063	325,887
RR Donnelley & Sons Co.(b)	5,133	52,870
SP Plus Corp.(a)	1,300	51,350
Steelcase, Inc. Class A	6,400	98,560
Team, Inc.(a)(b)	2,200	29,370
Tetra Tech, Inc.	4,180	194,579
UniFirst Corp.	1,108	167,862
US Ecology, Inc.	1,596	85,865
Viad Corp.	1,454	88,549
VSE Corp.	580	32,979
West Corp.	3,173	74,470

		5,501,680

Communications Equipment – 1.6%
ADTRAN, Inc.	3,600	86,400
Aerohive Networks, Inc.(a)	2,200	8,998
Applied Optoelectronics, Inc.(a)(b)	1,300	84,071
Arista Networks, Inc.(a)	3,893	738,152
ARRIS International PLC(a)	13,253	377,578
Bel Fuse, Inc. Class B	600	18,720
Brocade Communications Systems, Inc.	30,281	361,858
CalAmp Corp.(a)	2,500	58,125
Calix, Inc.(a)	3,100	15,655
Ciena Corp.(a)	10,299	226,269
Clearfield, Inc.(a)	700	9,520
CommScope Holding Co., Inc.(a)	14,134	469,390
Comtech Telecommunications Corp.	2,000	41,060
Digi International, Inc.(a)	1,900	20,140
EchoStar Corp. Class A(a)	3,621	207,230
EMCORE Corp.(a)	1,900	15,580
Extreme Networks, Inc.(a)	8,000	95,120
Finisar Corp.(a)	8,300	184,011
Harmonic, Inc.(a)	5,400	16,470
Infinera Corp.(a)(b)	10,300	91,361
InterDigital, Inc.	2,538	187,177
KVH Industries, Inc.(a)	1,166	13,934
Lumentum Holdings, Inc.(a)(b)	4,500	244,575
NETGEAR, Inc.(a)	2,500	119,000
NetScout Systems, Inc.(a)	6,400	207,040
Oclaro, Inc.(a)(b)	11,900	102,697
Palo Alto Networks, Inc.(a)	6,593	950,051
Plantronics, Inc.	2,448	108,251
Quantenna Communications, Inc.(a)(b)	1,400	23,534
Sonus Networks, Inc.(a)	3,400	26,010
Ubiquiti Networks, Inc.(a)(b)	1,800	100,836
ViaSat, Inc.(a)(b)	3,911	251,555
Viavi Solutions, Inc.(a)	16,700	157,982

		5,618,350

Construction & Engineering – 0.7%
AECOM(a)	11,510	423,683
Aegion Corp.(a)	2,600	60,528
Ameresco, Inc. Class A(a)	1,300	10,140
Argan, Inc.	1,044	70,209
Chicago Bridge & Iron Co. NV(b)	7,257	121,918
Comfort Systems USA, Inc.	2,643	94,355
Dycom Industries, Inc.(a)	2,238	192,199
EMCOR Group, Inc.	4,365	302,844
Granite Construction, Inc.	2,911	168,693
Great Lakes Dredge & Dock Corp.(a)	4,200	20,370
HC2 Holdings, Inc.(a)	2,800	14,784
IES Holdings, Inc.(a)	500	8,650
KBR, Inc.	10,488	187,525
Layne Christensen Co.(a)	1,100	13,805
MasTec, Inc.(a)	4,900	227,360
MYR Group, Inc.(a)	1,200	34,968
Northwest Pipe Co.(a)	700	13,314
NV5 Global, Inc.(a)	700	38,255
Orion Group Holdings, Inc.(a)	1,600	10,496
Primoris Services Corp.	2,986	87,848
Sterling Construction Co., Inc.(a)	1,800	27,414
Tutor Perini Corp.(a)	2,700	76,680
Valmont Industries, Inc.	1,670	264,027

		2,470,065

Construction Materials – 0.2%
Eagle Materials, Inc.	3,478	371,103
Forterra, Inc.(a)(b)	1,100	4,950
Summit Materials, Inc. Class A(a)	7,834	250,923
United States Lime & Minerals, Inc.	200	16,800
US Concrete, Inc.(a)(b)	1,140	86,982

		730,758

Consumer Finance – 0.8%
Ally Financial, Inc.	33,902	822,462
Credit Acceptance Corp.(a)	884	247,670
Elevate Credit, Inc.(a)	1,000	6,110
Encore Capital Group, Inc.(a)	1,692	74,956
Enova International, Inc.(a)	2,300	30,935
EZCORP, Inc. Class A(a)	3,600	34,200
Firstcash, Inc.	3,478	219,636
Green Dot Corp. Class A(a)	3,300	163,614
LendingClub Corp.(a)	24,133	146,970
Nelnet, Inc. Class A	1,414	71,407
OneMain Holdings, Inc.(a)(b)	4,062	114,508
PRA Group, Inc.(a)(b)	3,314	94,946
Regional Management Corp.(a)	700	16,947
Santander Consumer USA Holdings, Inc.(a)	10,900	167,533
SLM Corp.(a)	31,700	363,599
World Acceptance Corp.(a)	431	35,726

		2,611,219

Containers & Packaging – 0.9%
AptarGroup, Inc.	4,523	390,380
Ardagh Group SA	1,300	27,833
Bemis Co., Inc.	6,740	307,142
Berry Global Group, Inc.(a)	9,617	544,803
Crown Holdings, Inc.(a)	9,679	578,030
Graphic Packaging Holding Co.	22,842	318,646

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Greif, Inc. Class A	1,900	$111,226
Greif, Inc. Class B	400	25,700
Myers Industries, Inc.	1,800	37,710
Owens-Illinois, Inc.(a)	12,228	307,656
Silgan Holdings, Inc.	5,568	163,866
Sonoco Products Co.	7,291	367,831
UFP Technologies, Inc.(a)	400	11,240

		3,192,063

Distributors – 0.1%
Core-Mark Holding Co., Inc.	3,352	107,733
Pool Corp.	2,957	319,859
VOXX International Corp.(a)	1,400	11,970
Weyco Group, Inc.	443	12,572

		452,134

Diversified Consumer Services – 0.8%
Adtalem Global Education, Inc.	4,600	164,910
American Public Education, Inc.(a)	1,100	23,155
Ascent Capital Group, Inc. Class A(a)	600	7,824
Bridgepoint Education, Inc.(a)	1,100	10,560
Bright Horizons Family Solutions, Inc.(a)	3,722	320,873
Cambium Learning Group, Inc.(a)	500	3,315
Capella Education Co.	800	56,120
Career Education Corp.(a)	4,900	50,911
Carriage Services, Inc.	1,100	28,160
Chegg, Inc.(a)(b)	7,000	103,880
Collectors Universe, Inc.	500	11,985
Graham Holdings Co. Class B	319	186,647
Grand Canyon Education, Inc.(a)	3,506	318,415
Houghton Mifflin Harcourt Co.(a)	7,400	89,170
K12, Inc.(a)	2,600	46,384
Laureate Education, Inc. Class A(a)	3,000	43,650
Liberty Tax, Inc.	400	5,760
Regis Corp.(a)	2,607	37,202
Service Corp. International	13,600	469,200
ServiceMaster Global Holdings, Inc.(a)	10,012	467,861
Sotheby’s(a)	2,809	129,523
Strayer Education, Inc.	814	71,038
Weight Watchers International, Inc.(a)	2,100	91,455

		2,737,998

Diversified Financial Services – 0.8%
FactSet Research Systems, Inc.	2,837	510,972
FNFV Group(a)	4,700	80,605
GAIN Capital Holdings, Inc.	2,200	14,058
MarketAxess Holdings, Inc.	2,725	502,790
Marlin Business Services Corp.	900	25,875
Morningstar, Inc.	1,392	118,306
MSCI, Inc.	6,645	776,800
NewStar Financial, Inc.	2,100	24,654
On Deck Capital, Inc.(a)	3,600	16,812
PICO Holdings, Inc.(a)	1,500	25,050
Tiptree, Inc.	1,400	8,750
Voya Financial, Inc.	13,750	548,488

		2,653,160

Diversified Telecommunication Services – 0.5%
8x8, Inc.(a)	6,600	89,100
ATN International, Inc.	799	42,107
Cincinnati Bell, Inc.(a)	3,113	61,793
Cogent Communications Holdings, Inc.	3,096	151,394
Consolidated Communications Holdings, Inc.	4,649	88,703
Frontier Communications Corp.(b)	5,758	67,890
General Communication, Inc. Class A(a)	2,000	81,580
Globalstar, Inc.(a)	33,944	55,329
Hawaiian Telcom Holdco, Inc.(a)	400	11,928
IDT Corp. Class B	1,200	16,896
Intelsat SA(a)	2,647	12,441
Iridium Communications, Inc.(a)	6,119	63,026
Lumos Networks Corp.(a)	1,600	28,672
Ooma, Inc.(a)	1,200	12,660
ORBCOMM, Inc.(a)	5,300	55,491
pdvWireless, Inc.(a)	600	17,880
Straight Path Communications, Inc. Class B(a)	716	129,360
Vonage Holdings Corp.(a)	14,500	118,030
Windstream Holdings, Inc.	14,511	25,684
Zayo Group Holdings, Inc.(a)	13,724	472,380

		1,602,344

Electric Utilities – 1.1%
ALLETE, Inc.	3,782	292,311
Avangrid, Inc.(b)	4,200	199,164
El Paso Electric Co.	2,963	163,706
Genie Energy, Ltd. Class B	800	5,240
Great Plains Energy, Inc.	15,963	483,679
Hawaiian Electric Industries, Inc.	7,955	265,458
IDACORP, Inc.	3,684	323,934
MGE Energy, Inc.	2,562	165,505
OGE Energy Corp.	14,783	532,632
Otter Tail Corp.	2,876	124,675
PNM Resources, Inc.	5,851	235,795
Portland General Electric Co.	6,567	299,718
Spark Energy, Inc. Class A	1,200	18,000
Westar Energy, Inc.	10,514	521,494

		3,631,311

Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	362	9,173
Atkore International Group, Inc.(a)	2,300	44,873
AZZ, Inc.	1,940	94,478
Babcock & Wilcox Enterprises, Inc.(a)(b)	3,187	10,613
Encore Wire Corp.	1,454	65,103
Energous Corp.(a)(b)	1,300	16,458
EnerSys	3,241	224,180
Generac Holdings, Inc.(a)	4,549	208,936
General Cable Corp.	3,900	73,515
Hubbell, Inc.	4,100	475,682
LSI Industries, Inc.	1,400	9,254
Plug Power, Inc.(a)(b)	15,500	40,455
Powell Industries, Inc.	800	23,992
Preformed Line Products Co.	200	13,460
Regal Beloit Corp.	3,333	263,307
Revolution Lighting Technologies, Inc.(a)	900	5,850

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding NV(a)(b)	12,534	$602,509
Sunrun, Inc.(a)	5,800	32,190
Thermon Group Holdings, Inc.(a)	2,400	43,176
TPI Composites, Inc.(a)	700	15,638
Vicor Corp.(a)	1,570	37,052

		2,309,894

Electronic Equipment, Instruments & Components – 3.1%
Agilysys, Inc.(a)	957	11,436
Akoustis Technologies, Inc.(a)(b)	600	3,912
Anixter International, Inc.(a)	2,186	185,810
Arrow Electronics, Inc.(a)	6,512	523,630
Avnet, Inc.	9,230	362,739
AVX Corp.	3,500	63,805
Badger Meter, Inc.	2,076	101,724
Belden, Inc.	3,113	250,690
Benchmark Electronics, Inc.(a)	3,680	125,672
CDW Corp.	11,403	752,598
Cognex Corp.	6,108	673,590
Coherent, Inc.(a)	1,854	436,005
Control4 Corp.(a)	1,712	50,436
CTS Corp.	2,400	57,840
Daktronics, Inc.	2,645	27,958
Dolby Laboratories, Inc. Class A	4,179	240,376
Electro Scientific Industries, Inc.(a)	2,200	30,624
ePlus, Inc.(a)	924	85,424
Fabrinet(a)	2,600	96,356
FARO Technologies, Inc.(a)	1,200	45,900
Fitbit, Inc. Class A(a)(b)	12,809	89,151
II-VI, Inc.(a)	4,484	184,517
Insight Enterprises, Inc.(a)	2,652	121,780
IPG Photonics Corp.(a)	2,696	498,922
Iteris, Inc.(a)	1,600	10,640
Itron, Inc.(a)	2,550	197,497
Jabil, Inc.	13,100	374,005
KEMET Corp.(a)	3,400	71,842
Keysight Technologies, Inc.(a)	13,661	569,117
Kimball Electronics, Inc.(a)	1,944	42,088
Knowles Corp.(a)	6,368	97,239
Littelfuse, Inc.	1,732	339,264
Maxwell Technologies, Inc.(a)	2,600	13,338
Mesa Laboratories, Inc.(b)	299	44,647
Methode Electronics, Inc.	2,649	112,185
MicroVision, Inc.(a)(b)	4,700	13,066
MTS Systems Corp.	1,243	66,438
Napco Security Technologies, Inc.(a)	800	7,760
National Instruments Corp.	7,893	332,848
Novanta, Inc.(a)	2,400	104,640
OSI Systems, Inc.(a)	1,275	116,497
Park Electrochemical Corp.	1,700	31,450
PC Connection, Inc.	1,100	31,009
PCM, Inc.(a)	700	9,800
Plexus Corp.(a)	2,500	140,200
Radisys Corp.(a)	2,100	2,877
Rogers Corp.(a)	1,321	176,063
Sanmina Corp.(a)	5,510	204,696
ScanSource, Inc.(a)	1,809	78,963
SYNNEX Corp.	2,167	274,147
Systemax, Inc.	800	21,144
Tech Data Corp.(a)	2,539	225,590
Trimble, Inc.(a)	18,681	733,229
TTM Technologies, Inc.(a)	6,600	101,442
Universal Display Corp.	3,084	397,373
VeriFone Systems, Inc.(a)	8,328	168,892
Vishay Intertechnology, Inc.(b)	9,800	184,240
Vishay Precision Group, Inc.(a)	700	17,080
Zebra Technologies Corp. Class A(a)	3,878	421,073

		10,753,274

Energy Equipment & Services – 1.1%
Archrock, Inc.	5,700	71,535
Atwood Oceanics, Inc.(a)(b)	5,800	54,462
Basic Energy Services, Inc.(a)	1,200	23,160
Bristow Group, Inc.(b)	2,600	24,310
C&J Energy Services, Inc.(a)	3,383	101,389
CARBO Ceramics, Inc.(a)(b)	1,331	11,487
Diamond Offshore Drilling, Inc.(a)(b)	4,800	69,600
Dril-Quip, Inc.(a)	2,775	122,516
Ensco PLC Class A(b)	22,300	133,131
Era Group, Inc.(a)	1,200	13,428
Exterran Corp.(a)	2,300	72,703
Fairmount Santrol Holdings, Inc.(a)(b)	11,400	54,492
Forum Energy Technologies, Inc.(a)	4,939	78,530
Frank’s International NV	3,400	26,248
Geospace Technologies Corp.(a)	800	14,256
Gulf Island Fabrication, Inc.	900	11,430
Helix Energy Solutions Group, Inc.(a)	11,109	82,096
Independence Contract Drilling, Inc.(a)	1,800	6,840
Keane Group, Inc.(a)(b)	2,500	41,700
Key Energy Services, Inc.(a)	700	9,219
Mammoth Energy Services, Inc.(a)	500	8,430
Matrix Service Co.(a)	1,900	28,880
McDermott International, Inc.(a)	20,700	150,489
Nabors Industries, Ltd.	20,687	166,944
Natural Gas Services Group, Inc.(a)	900	25,560
NCS Multistage Holdings, Inc.(a)(b)	800	19,264
Newpark Resources, Inc.(a)	6,300	63,000
Noble Corp. PLC(a)(b)	17,800	81,880
Oceaneering International, Inc.	7,281	191,272
Oil States International, Inc.(a)	3,867	98,028
Parker Drilling Co.(a)	7,300	8,030
Patterson-UTI Energy, Inc.	15,300	320,382
PHI, Inc. NVDR(a)	700	8,232
Pioneer Energy Services Corp.(a)	4,500	11,475
ProPetro Holding Corp.(a)	2,100	30,135
Ranger Energy Services, Inc.(a)	400	5,880
RigNet, Inc.(a)	800	13,760
Rowan Cos. PLC Class A(a)	8,912	114,519
RPC, Inc.(b)	4,232	104,911
SEACOR Holdings, Inc.(a)	1,368	63,079
SEACOR Marine Holdings, Inc.(a)	1,073	16,782
Select Energy Services, Inc. Class A(a)	700	11,144
Smart Sand, Inc.(a)(b)	1,500	10,170
Solaris Oilfield Infrastructure, Inc. Class A(a)	700	12,201

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Superior Energy Services, Inc.(a)	11,100	$118,548
Tesco Corp.(a)	2,800	15,260
TETRA Technologies, Inc.(a)	8,218	23,503
Transocean, Ltd.(a)	29,200	314,192
Unit Corp.(a)	3,748	77,134
US Silica Holdings, Inc.(b)	5,988	186,047
Weatherford International PLC(a)(b)	66,837	306,113
Willbros Group, Inc.(a)	2,600	8,372

		3,636,148

Equity Real Estate Investment Trusts(REITS) – 0.6%
Colony NorthStar, Inc. Class A REIT	39,918	501,370
CoreCivic, Inc. REIT	8,625	230,891
Global Net Lease, Inc. REIT	4,841	105,970
Invitation Homes, Inc. REIT	6,400	144,960
JBG SMITH Properties REIT(a)	6,400	218,944
MedEquities Realty Trust, Inc. REIT	2,000	23,500
Park Hotels & Resorts, Inc. REIT	10,706	295,057
Quality Care Properties, Inc. REIT(a)	6,900	106,950
Safety Income and Growth, Inc. REIT	800	14,912
Starwood Waypoint Homes REIT	9,419	342,569
Uniti Group, Inc. REIT(a)(b)	12,200	178,852

		2,163,975

Food & Staples Retailing – 0.5%
Andersons, Inc.	1,985	67,986
Casey’s General Stores, Inc.	2,869	314,012
Chefs’ Warehouse, Inc.(a)(b)	1,800	34,740
Ingles Markets, Inc. Class A	1,000	25,700
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	500	2,790
Performance Food Group Co.(a)	6,257	176,760
PriceSmart, Inc.	1,591	141,997
Rite Aid Corp.(a)(b)	77,510	151,920
Smart & Final Stores, Inc.(a)	1,395	10,951
SpartanNash Co.	2,700	71,199
Sprouts Farmers Market, Inc.(a)	9,875	185,354
SUPERVALU, Inc.(a)	2,842	61,813
United Natural Foods, Inc.(a)	3,848	160,038
US Foods Holding Corp.(a)	12,828	342,508
Village Super Market, Inc. Class A	469	11,603
Weis Markets, Inc.	815	35,452

		1,794,823

Food Products – 1.7%
Alico, Inc.	200	6,830
Amplify Snack Brands, Inc.(a)(b)	2,347	16,640
B&G Foods, Inc.(b)	4,900	156,065
Blue Buffalo Pet Products, Inc.(a)(b)	6,892	195,388
Bunge, Ltd.	10,434	724,746
Cal-Maine Foods, Inc.(a)	2,400	98,640
Calavo Growers, Inc.(b)	1,142	83,594
Darling Ingredients, Inc.(a)	12,200	213,744
Dean Foods Co.	6,600	71,808
Farmer Brothers Co.(a)	650	21,353
Flowers Foods, Inc.	13,031	245,113
Fresh Del Monte Produce, Inc.	2,434	110,650
Freshpet, Inc.(a)	1,600	25,040
Hain Celestial Group, Inc.(a)	7,479	307,761
Hostess Brands, Inc.(a)	5,900	80,594
Ingredion, Inc.	5,252	633,601
J&J Snack Foods Corp.	1,105	145,086
John B Sanfilippo & Son, Inc.	678	45,636
Lamb Weston Holdings, Inc.	10,900	511,101
Lancaster Colony Corp.	1,376	165,285
Landec Corp.(a)	1,900	24,605
Lifeway Foods, Inc.(a)	200	1,780
Limoneira Co.	900	20,853
Omega Protein Corp.	1,571	26,157
Pilgrim’s Pride Corp.(a)(b)	4,100	116,481
Pinnacle Foods, Inc.	8,710	497,951
Post Holdings, Inc.(a)	4,854	428,463
Sanderson Farms, Inc.(b)	1,473	237,919
Seaboard Corp.	19	85,595
Seneca Foods Corp. Class A(a)	749	25,841
Snyder’s-Lance, Inc.(b)	6,272	239,214
Tootsie Roll Industries, Inc.(b)	1,436	54,568
TreeHouse Foods, Inc.(a)(b)	4,139	280,334

		5,898,436

Gas Utilities – 1.0%
Atmos Energy Corp.	7,598	637,016
Chesapeake Utilities Corp.	1,138	89,048
National Fuel Gas Co.	5,963	337,565
New Jersey Resources Corp.	6,338	267,147
Northwest Natural Gas Co.	2,060	132,664
ONE Gas, Inc.	3,887	286,239
RGC Resources, Inc.	500	14,285
South Jersey Industries, Inc.	5,885	203,209
Southwest Gas Holdings, Inc.	3,539	274,697
Spire, Inc.	3,439	256,721
UGI Corp.	12,853	602,292
WGL Holdings, Inc.	3,783	318,529

		3,419,412

Health Care Equipment & Supplies – 2.6%
Abaxis, Inc.	1,600	71,440
ABIOMED, Inc.(a)	3,102	522,997
Accuray, Inc.(a)	7,400	29,600
Alere, Inc.(a)	6,341	323,328
Analogic Corp.	912	76,380
AngioDynamics, Inc.(a)	2,500	42,725
Anika Therapeutics, Inc.(a)	1,047	60,726
Antares Pharma, Inc.(a)	10,000	32,400
AtriCure, Inc.(a)	2,300	51,451
Atrion Corp.	108	72,576
AxoGen, Inc.(a)	1,900	36,765
Cantel Medical Corp.	2,689	253,223
Cardiovascular Systems, Inc.(a)	2,350	66,152
Cerus Corp.(a)(b)	7,500	20,475
ConforMIS, Inc.(a)(b)	2,900	10,208
CONMED Corp.	2,001	104,992
Corindus Vascular Robotics, Inc.(a)(b)	5,800	8,816
CryoLife, Inc.(a)	2,400	54,480
Cutera, Inc.(a)	900	37,215
DexCom, Inc.(a)(b)	6,313	308,864
Endologix, Inc.(a)(b)	5,523	24,633
Entellus Medical, Inc.(a)	800	14,768

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Exactech, Inc.(a)	700	$23,065
FONAR Corp.(a)	400	12,200
GenMark Diagnostics, Inc.(a)	3,700	35,631
Glaukos Corp.(a)(b)	2,068	68,244
Globus Medical, Inc. Class A(a)(b)	5,258	156,268
Haemonetics Corp.(a)	3,966	177,954
Halyard Health, Inc.(a)	3,500	157,605
Hill-Rom Holdings, Inc.	4,874	360,676
ICU Medical, Inc.(a)	1,094	203,320
Inogen, Inc.(a)	1,246	118,495
Insulet Corp.(a)	4,300	236,844
Integer Holdings Corp.(a)	2,383	121,890
Integra LifeSciences Holdings Corp.(a)	4,654	234,934
Invacare Corp.(b)	2,200	34,650
iRhythm Technologies, Inc.(a)	1,000	51,880
K2M Group Holdings, Inc.(a)	3,000	63,630
Lantheus Holdings, Inc.(a)	2,200	39,160
LeMaitre Vascular, Inc.	1,100	41,162
LivaNova PLC(a)	3,600	252,216
Masimo Corp.(a)	3,268	282,878
Meridian Bioscience, Inc.	2,900	41,470
Merit Medical Systems, Inc.(a)	3,600	152,460
Natus Medical, Inc.(a)	2,334	87,525
Neogen Corp.(a)	2,741	212,318
Nevro Corp.(a)	1,997	181,487
Novocure, Ltd.(a)	4,155	82,477
NuVasive, Inc.(a)	3,780	209,639
NxStage Medical, Inc.(a)	4,700	129,720
Obalon Therapeutics, Inc.(a)	600	5,718
OraSure Technologies, Inc.(a)	4,100	92,250
Orthofix International NV(a)	1,286	60,764
Oxford Immunotec Global PLC(a)	1,600	26,880
Penumbra, Inc.(a)(b)	2,178	196,673
Pulse Biosciences, Inc.(a)(b)	600	11,166
Quidel Corp.(a)	2,000	87,720
Quotient, Ltd.(a)	1,900	9,367
Rockwell Medical, Inc.(a)(b)	3,400	29,104
RTI Surgical, Inc.(a)	3,400	15,470
Sientra, Inc.(a)(b)	1,000	15,400
STAAR Surgical Co.(a)	2,800	34,860
STERIS PLC	6,200	548,080
Surmodics, Inc.(a)	900	27,900
Tactile Systems Technology, Inc.(a)	600	18,570
Teleflex, Inc.	3,360	813,019
Utah Medical Products, Inc.	237	17,431
Varex Imaging Corp.(a)	2,700	91,368
Veracyte, Inc.(a)	1,600	14,032
ViewRay, Inc.(a)(b)	2,000	11,520
Viveve Medical, Inc.(a)(b)	1,000	5,240
West Pharmaceutical Services, Inc.	5,387	518,553
Wright Medical Group NV(a)	7,609	196,845

		8,841,942

Health Care Providers & Services – 1.4%
AAC Holdings, Inc.(a)(b)	600	5,958
Acadia Healthcare Co., Inc.(a)(b)	5,782	276,148
Aceto Corp.	2,300	25,829
Addus HomeCare Corp.(a)	467	16,485
Almost Family, Inc.(a)	885	47,524
Amedisys, Inc.(a)	2,105	117,796
American Renal Associates Holdings, Inc.(a)	500	7,485
AMN Healthcare Services, Inc.(a)	3,548	162,144
BioScrip, Inc.(a)	10,000	27,500
BioTelemetry, Inc.(a)	2,000	66,000
Brookdale Senior Living, Inc.(a)	13,562	143,757
Capital Senior Living Corp.(a)(b)	1,700	21,335
Chemed Corp.(b)	1,143	230,943
Civitas Solutions, Inc.(a)	1,200	22,140
Community Health Systems, Inc.(a)(b)	7,667	58,883
CorVel Corp.(a)	694	37,754
Cross Country Healthcare, Inc.(a)	2,400	34,152
Diplomat Pharmacy, Inc.(a)	3,363	69,648
Ensign Group, Inc.	3,670	82,905
Genesis Healthcare, Inc.(a)	2,200	2,552
HealthEquity, Inc.(a)	3,663	185,274
HealthSouth Corp.	7,212	334,276
Kindred Healthcare, Inc.	6,100	41,480
Landauer, Inc.	800	53,840
LHC Group, Inc.(a)	1,200	85,104
LifePoint Health, Inc.(a)	2,712	157,025
Magellan Health, Inc.(a)	1,762	152,061
MEDNAX, Inc.(a)	6,694	288,645
Molina Healthcare, Inc.(a)(b)	3,254	223,745
National HealthCare Corp.	800	50,056
National Research Corp. Class A	700	26,390
Owens & Minor, Inc.	4,438	129,590
PetIQ, Inc.(a)	500	13,540
PharMerica Corp.(a)	2,200	64,460
Premier, Inc. Class A(a)	3,845	125,232
Providence Service Corp.(a)	800	43,264
R1 RCM, Inc.(a)	7,000	25,970
RadNet, Inc.(a)	2,600	30,030
Select Medical Holdings Corp.(a)	7,900	151,680
Surgery Partners, Inc.(a)(b)	1,300	13,455
Teladoc, Inc.(a)	3,892	129,020
Tenet Healthcare Corp.(a)(b)	5,969	98,071
Tivity Health, Inc.(a)	2,800	114,240
Triple-S Management Corp. Class B(a)	1,589	37,627
US Physical Therapy, Inc.	900	55,305
WellCare Health Plans, Inc.(a)	3,280	563,307

		4,649,625

Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc.(a)	13,734	195,435
athenahealth, Inc.(a)(b)	2,904	361,141
Castlight Health, Inc. Class B(a)(b)	4,400	18,920
Computer Programs & Systems, Inc.	713	21,069
Cotiviti Holdings, Inc.(a)	2,800	100,744
Evolent Health, Inc. Class A(a)(b)	3,800	67,640
HealthStream, Inc.(a)	1,800	42,066
HMS Holdings Corp.(a)	6,141	121,960
Inovalon Holdings, Inc. Class A(a)	4,500	76,725
Medidata Solutions, Inc.(a)	4,169	325,432
NantHealth, Inc.(a)(b)	1,300	5,356
Omnicell, Inc.(a)	2,664	135,997
Quality Systems, Inc.(a)	3,800	59,774

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Technology – (continued)
Simulations Plus, Inc.	800	$12,400
Tabula Rasa HealthCare, Inc.(a)	600	16,044
Veeva Systems, Inc. Class A(a)	8,021	452,465
Vocera Communications, Inc.(a)	2,034	63,807

		2,076,975

Hotels, Restaurants & Leisure – 3.5%
Aramark	18,125	736,056
Belmond, Ltd. Class A(a)	6,400	87,360
Biglari Holdings, Inc.(a)	66	21,997
BJ’s Restaurants, Inc.(a)	1,500	45,675
Bloomin’ Brands, Inc.	7,100	124,960
Bob Evans Farms, Inc.	1,500	116,265
Bojangles’, Inc.(a)	1,200	16,200
Boyd Gaming Corp.	6,100	158,905
Brinker International, Inc.(b)	3,530	112,466
Buffalo Wild Wings, Inc.(a)	1,226	129,588
Caesars Acquisition Co. Class A(a)	3,600	77,220
Caesars Entertainment Corp.(a)(b)	4,200	56,070
Carrols Restaurant Group, Inc.(a)	2,500	27,250
Century Casinos, Inc.(a)	1,300	10,673
Cheesecake Factory, Inc.	3,355	141,313
Choice Hotels International, Inc.	2,449	156,491
Churchill Downs, Inc.	991	204,344
Chuy’s Holdings, Inc.(a)	1,100	23,155
Cracker Barrel Old Country Store, Inc.(b)	1,435	217,575
Dave & Buster’s Entertainment, Inc.(a)	3,048	159,959
Del Frisco’s Restaurant Group, Inc.(a)	1,400	20,370
Del Taco Restaurants, Inc.(a)	2,300	35,282
Denny’s Corp.(a)	5,200	64,740
DineEquity, Inc.(b)	1,295	55,659
Domino’s Pizza, Inc.	3,534	701,676
Drive Shack, Inc.	4,300	15,523
Dunkin’ Brands Group, Inc.	6,780	359,882
El Pollo Loco Holdings, Inc.(a)	1,500	18,225
Eldorado Resorts, Inc.(a)(b)	3,600	92,340
Empire Resorts, Inc.(a)	200	4,470
Extended Stay America, Inc.	14,200	284,000
Fiesta Restaurant Group, Inc.(a)(b)	1,999	37,981
Fogo De Chao, Inc.(a)	700	8,680
Golden Entertainment, Inc.(a)	800	19,504
Habit Restaurants, Inc. Class A(a)(b)	1,400	18,270
Hilton Grand Vacations, Inc.(a)	5,041	194,734
Hyatt Hotels Corp. Class A(a)	3,429	211,878
ILG, Inc.	7,799	208,467
Inspired Entertainment, Inc.(a)	300	3,975
International Game Technology PLC	8,000	196,400
International Speedway Corp. Class A	2,006	72,216
J Alexander’s Holdings, Inc.(a)	769	8,920
Jack in the Box, Inc.	2,280	232,378
La Quinta Holdings, Inc.(a)	6,000	105,000
Las Vegas Sands Corp.	26,818	1,720,643
Lindblad Expeditions Holdings, Inc.(a)(b)	1,400	14,980
Marcus Corp.	1,400	38,780
Marriott Vacations Worldwide Corp.	1,605	199,871
Monarch Casino & Resort, Inc.(a)	800	31,624
Nathan’s Famous, Inc.(a)	200	14,790
Noodles & Co.(a)	700	3,080
Norwegian Cruise Line Holdings, Ltd.(a)	13,026	704,055
Papa John’s International, Inc.	2,010	146,871
Penn National Gaming, Inc.(a)	6,100	142,679
Pinnacle Entertainment, Inc.(a)	4,000	85,240
Planet Fitness, Inc. Class A	6,300	169,974
Potbelly Corp.(a)	1,400	17,360
RCI Hospitality Holdings, Inc.	600	14,850
Red Lion Hotels Corp.(a)	900	7,785
Red Robin Gourmet Burgers, Inc.(a)	936	62,712
Red Rock Resorts, Inc. Class A(b)	4,886	113,160
Ruby Tuesday, Inc.(a)	3,600	7,704
Ruth’s Hospitality Group, Inc.	2,100	43,995
Scientific Games Corp. Class A(a)	3,900	178,815
SeaWorld Entertainment, Inc.(b)	4,790	62,222
Shake Shack, Inc. Class A(a)(b)	1,530	50,842
Six Flags Entertainment Corp.(b)	5,310	323,591
Sonic Corp.(b)	2,870	73,041
Speedway Motorsports, Inc.	700	14,910
Texas Roadhouse, Inc.	4,955	243,489
Vail Resorts, Inc.	2,919	665,882
Wendy’s Co.	13,527	210,074
Wingstop, Inc.(b)	2,070	68,828
Yum China Holdings, Inc.(a)	27,463	1,097,696
Zoe’s Kitchen, Inc.(a)(b)	1,300	16,419

		12,140,054

Household Durables – 1.2%
Bassett Furniture Industries, Inc.	900	33,930
Beazer Homes USA, Inc.(a)	2,200	41,228
CalAtlantic Group, Inc.	5,966	218,535
Cavco Industries, Inc.(a)	625	92,219
Century Communities, Inc.(a)	1,315	32,480
CSS Industries, Inc.	600	17,292
Ethan Allen Interiors, Inc.(b)	1,900	61,560
Flexsteel Industries, Inc.	500	25,350
GoPro, Inc. Class A(a)(b)	7,700	84,777
Green Brick Partners, Inc.(a)	1,400	13,860
Helen of Troy, Ltd.(a)	2,026	196,319
Hooker Furniture Corp.	800	38,200
Hovnanian Enterprises, Inc. Class A(a)	8,800	16,984
Installed Building Products, Inc.(a)	1,600	103,680
iRobot Corp.(a)	2,000	154,120
KB Home	6,200	149,544
La-Z-Boy, Inc.	3,433	92,348
LGI Homes, Inc.(a)(b)	1,200	58,284
Libbey, Inc.	1,342	12,427
Lifetime Brands, Inc.	700	12,810
M/I Homes, Inc.(a)	1,700	45,441
MDC Holdings, Inc.	2,965	98,468
Meritage Homes Corp.(a)	2,958	131,335
NACCO Industries, Inc. Class A	341	29,258
New Home Co., Inc.(a)	800	8,928
NVR, Inc.(a)	244	696,620
Taylor Morrison Home Corp. Class A(a)	5,200	114,660

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Tempur Sealy International, Inc.(a)	3,449	$222,529
Toll Brothers, Inc.	11,183	463,759
TopBuild Corp.(a)	2,752	179,348
TRI Pointe Group, Inc.(a)(b)	11,283	155,818
Tupperware Brands Corp.	3,781	233,741
Universal Electronics, Inc.(a)	1,139	72,213
William Lyon Homes Class A(a)	1,700	39,083
ZAGG, Inc.(a)	2,000	31,500

		3,978,648

Household Products – 0.2%
Central Garden & Pet Co.(a)	800	31,072
Central Garden & Pet Co. Class A(a)	2,600	96,694
Energizer Holdings, Inc.	4,512	207,778
HRG Group, Inc.(a)	8,600	134,246
Oil-Dri Corp. of America	448	21,921
Orchids Paper Products Co.(b)	560	7,885
Spectrum Brands Holdings, Inc.(b)	1,818	192,562
WD-40 Co.(b)	1,080	120,852

		813,010

Independent Power Producers & Energy Traders – 0.4%
Atlantic Power Corp.(a)	8,300	20,335
Calpine Corp.(a)	26,454	390,197
Dynegy, Inc.(a)	8,684	85,016
NRG Yield, Inc. Class A	2,400	45,528
NRG Yield, Inc. Class C	4,600	88,780
Ormat Technologies, Inc.	2,942	179,609
Pattern Energy Group, Inc.	5,100	122,910
TerraForm Global, Inc. Class A(a)	6,400	30,400
TerraForm Power, Inc. Class A(a)(b)	6,000	79,320
Vistra Energy Corp.	17,800	332,682
Vivint Solar, Inc.(a)(b)	1,400	4,760

		1,379,537

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	4,671	468,455
Raven Industries, Inc.	2,600	84,240

		552,695

Insurance – 3.9%
Alleghany Corp.(a)	1,094	606,087
Ambac Financial Group, Inc.(a)	3,200	55,232
American Equity Investment Life Holding Co.	6,468	188,089
American Financial Group, Inc.	5,259	544,044
American National Insurance Co.	586	69,195
AMERISAFE, Inc.	1,381	80,374
AmTrust Financial Services, Inc.(b)	6,370	85,740
Arch Capital Group, Ltd.(a)	9,446	930,431
Argo Group International Holdings, Ltd.	2,157	132,656
Aspen Insurance Holdings, Ltd.	4,388	177,275
Assured Guaranty, Ltd.	8,819	332,917
Athene Holding, Ltd. Class A(a)	8,000	430,720
Atlas Financial Holdings, Inc.(a)	600	11,340
Axis Capital Holdings, Ltd.	6,216	356,239
Baldwin & Lyons, Inc. Class B	700	15,785
Blue Capital Reinsurance Holdings, Ltd.	400	6,580
Brown & Brown, Inc.	8,766	422,434
Citizens, Inc.(a)(b)	4,200	30,870
CNA Financial Corp.	1,999	100,450
CNO Financial Group, Inc.	12,479	291,260
Crawford & Co. Class B	691	8,264
Donegal Group, Inc. Class A	500	8,065
eHealth, Inc.(a)	1,100	26,279
EMC Insurance Group, Inc.	600	16,890
Employers Holdings, Inc.	2,300	104,535
Enstar Group, Ltd.(a)	883	196,335
Erie Indemnity Co. Class A	1,838	221,608
FBL Financial Group, Inc. Class A	726	54,087
Federated National Holding Co.	800	12,488
Fidelity & Guaranty Life(b)	1,000	31,050
First American Financial Corp.	8,048	402,159
FNF Group	19,422	921,768
Genworth Financial, Inc. Class A(a)	37,100	142,835
Global Indemnity, Ltd.(a)	554	23,490
Greenlight Capital Re, Ltd. Class A(a)	2,200	47,630
Hallmark Financial Services, Inc.(a)	841	9,764
Hanover Insurance Group, Inc.	3,126	303,003
HCI Group, Inc.	545	20,846
Health Insurance Innovations, Inc. Class A(a)	800	11,600
Heritage Insurance Holdings, Inc.(b)	1,900	25,099
Horace Mann Educators Corp.	3,000	118,050
Independence Holding Co.	400	10,100
Infinity Property & Casualty Corp.	767	72,251
Investors Title Co.	186	33,307
James River Group Holdings, Ltd.	1,600	66,368
Kemper Corp.	2,883	152,799
Kingstone Cos., Inc.(b)	600	9,780
Kinsale Capital Group, Inc.	1,000	43,170
Maiden Holdings, Ltd.	5,100	40,545
Markel Corp.(a)	1,013	1,081,864
MBIA, Inc.(a)	9,600	83,520
Mercury General Corp.(b)	2,037	115,478
National General Holdings Corp.	3,599	68,777
National Western Life Group, Inc. Class A	177	61,773
Navigators Group, Inc.	1,592	92,893
NI Holdings, Inc.(a)	700	12,530
Old Republic International Corp.	17,962	353,672
Primerica, Inc.	3,402	277,433
ProAssurance Corp.	3,842	209,965
Reinsurance Group of America, Inc.	4,813	671,558
RenaissanceRe Holdings, Ltd.	2,948	398,393
RLI Corp.	2,918	167,377
Safety Insurance Group, Inc.	1,138	86,829
Selective Insurance Group, Inc.	4,200	226,170
State Auto Financial Corp.	1,100	28,853
State National Cos., Inc.	2,100	44,079
Stewart Information Services Corp.	1,649	62,266
Third Point Reinsurance, Ltd.(a)	5,500	85,800
Trupanion, Inc.(a)(b)	1,569	41,437
United Fire Group, Inc.	1,598	73,220
United Insurance Holdings Corp.	1,500	24,450
Universal Insurance Holdings, Inc.	2,300	52,900
Validus Holdings, Ltd.	5,692	280,103

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
White Mountains Insurance Group, Ltd.	320	$274,240
WMIH Corp.(a)	12,134	11,527
WR Berkley Corp.	7,167	478,326

		13,367,316

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. Class A(a)	1,600	15,760
Duluth Holdings, Inc. Class B(a)(b)	599	12,154
Etsy, Inc.(a)	8,500	143,480
FTD Cos., Inc.(a)	1,200	15,648
Gaia, Inc.(a)	400	4,800
Groupon, Inc.(a)	26,222	136,354
HSN, Inc.	2,310	90,206
Lands’ End, Inc.(a)	900	11,880
Liberty Expedia Holdings, Inc. Class A(a)	3,987	211,750
Liberty Interactive Corp. QVC Group Class A(a)	30,562	720,346
Liberty TripAdvisor Holdings, Inc. Class A(a)	5,300	65,455
Liberty Ventures Series A(a)	5,880	338,394
Nutrisystem, Inc.	2,151	120,241
Overstock.com, Inc.(a)	1,200	35,640
PetMed Express, Inc.	1,400	46,410
Shutterfly, Inc.(a)	2,551	123,672
Travelport Worldwide, Ltd.	9,200	144,440
Wayfair, Inc. Class A(a)	2,851	192,157

		2,428,787

Internet Software & Services – 2.3%
2U, Inc.(a)(b)	3,205	179,608
Actua Corp.(a)	2,200	33,660
Alarm.com Holdings, Inc.(a)	1,500	67,770
Alteryx, Inc. Class A(a)(b)	600	12,222
Amber Road, Inc.(a)	1,100	8,448
Appfolio, Inc. Class A(a)	600	28,770
Apptio, Inc. Class A(a)	1,600	29,552
Bankrate, Inc.(a)	3,800	53,010
Bazaarvoice, Inc.(a)	7,000	34,650
Benefitfocus, Inc.(a)(b)	1,141	38,395
Blucora, Inc.(a)	3,200	80,960
Box, Inc. Class A(a)	5,965	115,244
Brightcove, Inc.(a)	2,426	17,467
Carbonite, Inc.(a)	1,700	37,400
Care.com, Inc.(a)	800	12,712
Cars.com, Inc.(a)(b)	5,300	141,033
ChannelAdvisor Corp.(a)	2,400	27,600
Cimpress NV(a)(b)	1,830	178,718
Cloudera, Inc.(a)	1,000	16,620
CommerceHub, Inc. Series A(a)	1,046	23,608
CommerceHub, Inc. Series C(a)	2,193	46,821
Cornerstone OnDemand, Inc.(a)(b)	3,751	152,328
CoStar Group, Inc.(a)	2,365	634,411
Coupa Software, Inc.(a)	2,300	71,645
DHI Group, Inc.(a)	3,000	7,800
Endurance International Group Holdings, Inc.(a)	4,235	34,727
Envestnet, Inc.(a)	3,152	160,752
Five9, Inc.(a)	4,027	96,245
GoDaddy, Inc. Class A(a)	8,653	376,492
Gogo, Inc.(a)(b)	4,310	50,901
GrubHub, Inc.(a)(b)	6,321	332,864
GTT Communications, Inc.(a)	2,195	69,472
Hortonworks, Inc.(a)	3,678	62,342
IAC/InterActiveCorp(a)	5,211	612,709
Instructure, Inc.(a)	1,500	49,725
Internap Corp.(a)	5,600	24,360
j2 Global, Inc.	3,430	253,408
Leaf Group, Ltd.(a)	800	5,520
Limelight Networks, Inc.(a)	5,300	21,041
Liquidity Services, Inc.(a)	1,500	8,850
LivePerson, Inc.(a)	3,900	52,845
LogMeIn, Inc.	3,860	424,793
Match Group, Inc.(a)(b)	2,600	60,294
Meet Group, Inc.(a)(b)	4,300	15,652
MINDBODY, Inc. Class A(a)(b)	3,100	80,135
MuleSoft, Inc. Class A(a)(b)	1,800	36,252
New Relic, Inc.(a)(b)	2,231	111,104
NIC, Inc.	4,700	80,605
Nutanix, Inc. Class A(a)(b)	4,100	91,799
Okta, Inc.(a)	1,000	28,210
Ominto, Inc.(a)(b)	731	3,290
Pandora Media, Inc.(a)(b)	16,835	129,630
Q2 Holdings, Inc.(a)	2,300	95,795
QuinStreet, Inc.(a)	2,700	19,845
Quotient Technology, Inc.(a)(b)	5,300	82,945
RealNetworks, Inc.(a)	1,400	6,720
Reis, Inc.	500	9,000
Shutterstock, Inc.(a)	1,350	44,942
SPS Commerce, Inc.(a)	1,251	70,944
Stamps.com, Inc.(a)	1,157	234,466
TechTarget, Inc.(a)	1,400	16,716
Trade Desk, Inc. Class A(a)	1,700	104,567
TrueCar, Inc.(a)	5,066	79,992
Tucows, Inc. Class A(a)(b)	700	40,985
Twilio, Inc. Class A(a)(b)	4,500	134,325
Twitter, Inc.(a)	49,575	836,330
Veritone, Inc.(a)(b)	200	9,090
Web.com Group, Inc.(a)	3,200	80,000
XO Group, Inc.(a)	1,811	35,622
Yelp, Inc.(a)	5,691	246,420
Yext, Inc.(a)(b)	800	10,624
Zillow Group, Inc. Class A(a)	3,829	153,734
Zillow Group, Inc. Class C(a)(b)	7,783	312,955

		7,950,486

IT Services – 3.2%
Acxiom Corp.(a)	5,800	142,912
Amdocs, Ltd.	10,821	696,007
Black Knight Financial Services, Inc. Class A(a)(b)	2,097	90,276
Blackhawk Network Holdings, Inc.(a)	3,953	173,141
Booz Allen Hamilton Holding Corp.	11,000	411,290
Broadridge Financial Solutions, Inc.	8,740	706,367
CACI International, Inc. Class A(a)	1,866	260,027
Cardtronics PLC Class A(a)	3,228	74,276
Cass Information Systems, Inc.	764	48,468
Conduent, Inc.(a)	13,900	217,813

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Convergys Corp.	6,842	$177,139
CoreLogic, Inc.(a)	6,200	286,564
CSG Systems International, Inc.	2,400	96,240
DST Systems, Inc.	4,515	247,783
EPAM Systems, Inc.(a)	3,674	323,055
Euronet Worldwide, Inc.(a)	3,731	353,662
Everi Holdings, Inc.(a)	4,400	33,396
EVERTEC, Inc.	4,300	68,155
ExlService Holdings, Inc.(a)	2,437	142,126
First Data Corp. Class A(a)	34,005	613,450
FleetCor Technologies, Inc.(a)	6,769	1,047,638
Forrester Research, Inc.	900	37,665
Genpact, Ltd.	10,860	312,225
Hackett Group, Inc.	1,690	25,671
Information Services Group, Inc.(a)	1,900	7,638
Jack Henry & Associates, Inc.	5,732	589,192
Leidos Holdings, Inc.	10,511	622,461
ManTech International Corp. Class A	1,858	82,031
MAXIMUS, Inc.	4,734	305,343
MoneyGram International, Inc.(a)	2,053	33,074
Perficient, Inc.(a)	2,400	47,208
Planet Payment, Inc.(a)	2,500	10,725
Presidio, Inc.(a)(b)	1,300	18,395
Sabre Corp.	15,588	282,143
Science Applications International Corp.	3,247	217,062
ServiceSource International, Inc.(a)	5,300	18,338
Square, Inc. Class A(a)(b)	18,241	525,523
StarTek, Inc.(a)	700	8,225
Sykes Enterprises, Inc.(a)	2,853	83,193
Syntel, Inc.	2,700	53,055
TeleTech Holdings, Inc.	1,100	45,925
Teradata Corp.(a)(b)	9,501	321,039
Unisys Corp.(a)(b)	3,800	32,300
Vantiv, Inc. Class A(a)	11,999	845,570
Virtusa Corp.(a)	2,000	75,560
WEX, Inc.(a)	2,885	323,755

		11,133,101

Leisure Equipment & Products – 0.4%
Acushnet Holdings Corp.(b)	1,700	30,192
American Outdoor Brands Corp.(a)	4,188	63,867
Brunswick Corp.	6,628	370,969
Callaway Golf Co.	6,812	98,297
Clarus Corp.(a)	1,400	10,500
Escalade, Inc.	600	8,160
Johnson Outdoors, Inc. Class A	400	29,312
Malibu Boats, Inc. Class A(a)	1,500	47,460
Marine Products Corp.	687	11,026
MCBC Holdings, Inc.(a)	1,300	26,494
Nautilus, Inc.(a)	2,400	40,560
Polaris Industries, Inc.(b)	4,338	453,885
Sturm Ruger & Co., Inc.	1,265	65,401
Vista Outdoor, Inc.(a)	4,221	96,830

		1,352,953

Life Sciences Tools & Services – 0.9%
Accelerate Diagnostics, Inc.(a)(b)	1,800	40,410
Bio-Rad Laboratories, Inc. Class A(a)	1,591	353,552
Bio-Techne Corp.	2,723	329,184
Bruker Corp.	7,727	229,878
Cambrex Corp.(a)	2,400	132,000
Charles River Laboratories International, Inc.(a)	3,458	373,533
Enzo Biochem, Inc.(a)	2,900	30,363
Fluidigm Corp.(a)(b)	1,744	8,790
INC Research Holdings, Inc. Class A(a)	3,994	208,886
Luminex Corp.	3,000	60,990
Medpace Holdings, Inc.(a)	500	15,950
NanoString Technologies, Inc.(a)	1,500	24,240
NeoGenomics, Inc.(a)	4,500	50,085
Pacific Biosciences of California, Inc.(a)(b)	7,600	39,900
PAREXEL International Corp.(a)	3,727	328,274
PRA Health Sciences, Inc.(a)	3,594	273,755
QIAGEN NV(a)	16,881	531,752
VWR Corp.(a)	6,248	206,871

		3,238,413

Machinery – 3.9%
Actuant Corp. Class A	4,600	117,760
AGCO Corp.	4,929	363,612
Alamo Group, Inc.	692	74,300
Albany International Corp. Class A	2,148	123,295
Allison Transmission Holdings, Inc.	10,057	377,439
Altra Industrial Motion Corp.	2,074	99,759
American Railcar Industries, Inc.	496	19,146
Astec Industries, Inc.	1,540	86,255
Barnes Group, Inc.	3,656	257,529
Blue Bird Corp.(a)	500	10,300
Briggs & Stratton Corp.	3,100	72,850
Chart Industries, Inc.(a)	2,200	86,306
CIRCOR International, Inc.	1,247	67,874
Colfax Corp.(a)	6,479	269,786
Columbus McKinnon Corp.	1,600	60,592
Commercial Vehicle Group, Inc.(a)	1,700	12,495
Crane Co.	3,748	299,802
DMC Global, Inc.	1,000	16,900
Donaldson Co., Inc.	9,879	453,841
Douglas Dynamics, Inc.	1,677	66,074
Eastern Co	400	11,480
Energy Recovery, Inc.(a)(b)	2,600	20,540
EnPro Industries, Inc.	1,645	132,472
ESCO Technologies, Inc.	1,943	116,483
ExOne Co.(a)	700	7,952
Federal Signal Corp.	4,400	93,632
Franklin Electric Co., Inc.	3,449	154,688
FreightCar America, Inc.	900	17,604
Gardner Denver Holdings, Inc.(a)	3,100	85,312
Gencor Industries, Inc.(a)	500	8,825
Global Brass & Copper Holdings, Inc.	1,600	54,080
Gorman-Rupp Co.	1,300	42,341
Graco, Inc.	4,132	511,087
Graham Corp.	600	12,498
Greenbrier Cos., Inc.(b)	1,994	96,011
Hardinge, Inc.	700	10,689
Harsco Corp.(a)	5,900	123,310
Hillenbrand, Inc.	4,600	178,710

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Hurco Cos., Inc.	366	$15,226
Hyster-Yale Materials Handling, Inc.	789	60,311
IDEX Corp.	5,622	682,904
ITT, Inc.	6,603	292,315
John Bean Technologies Corp.	2,290	231,519
Kadant, Inc.	800	78,840
Kennametal, Inc.	5,884	237,361
LB Foster Co. Class A	600	13,650
Lincoln Electric Holdings, Inc.	4,327	396,699
Lindsay Corp.	752	69,109
Lydall, Inc.(a)	1,300	74,490
Manitowoc Co., Inc.(a)	9,500	85,500
Meritor, Inc.(a)	6,100	158,661
Middleby Corp.(a)	4,173	534,853
Milacron Holdings Corp.(a)	4,000	67,440
Miller Industries, Inc.	700	19,565
Mueller Industries, Inc.	4,184	146,231
Mueller Water Products, Inc. Class A	11,100	142,080
Navistar International Corp.(a)	3,600	158,652
NN, Inc.	1,916	55,564
Nordson Corp.	4,240	502,440
Omega Flex, Inc.	200	14,368
Oshkosh Corp.	5,508	454,630
Proto Labs, Inc.(a)	1,833	147,190
RBC Bearings, Inc.(a)	1,769	221,390
REV Group, Inc.(b)	900	25,884
Rexnord Corp.(a)	7,590	192,862
SPX Corp.(a)	3,100	90,954
SPX FLOW, Inc.(a)	3,000	115,680
Standex International Corp.	915	97,173
Sun Hydraulics Corp.	1,748	94,392
Tennant Co.	1,376	91,091
Terex Corp.	6,090	274,172
Timken Co.	5,092	247,217
Titan International, Inc.	3,700	37,555
Toro Co.	7,774	482,454
TriMas Corp.(a)	3,300	89,100
Trinity Industries, Inc.	11,369	362,671
Twin Disc, Inc.(a)	600	11,166
Wabash National Corp.	4,300	98,126
WABCO Holdings, Inc.(a)	3,766	557,368
Wabtec Corp.(b)	6,401	484,876
Watts Water Technologies, Inc. Class A	2,083	144,144
Welbilt, Inc.(a)	9,400	216,670
Woodward, Inc.	3,959	307,258

		13,495,430

Marine – 0.1%
Costamare, Inc.	3,700	22,866
Eagle Bulk Shipping, Inc.(a)	2,700	12,231
Genco Shipping & Trading, Ltd.(a)	500	5,795
Kirby Corp.(a)	3,940	259,843
Matson, Inc.	3,182	89,669
Navios Maritime Holdings, Inc.(a)	6,200	10,354
Safe Bulkers, Inc.(a)	3,300	9,042
Scorpio Bulkers, Inc.(a)(b)	4,033	28,432

		438,232

Media – 2.2%
AMC Entertainment Holdings, Inc. Class A(b)	3,884	57,095
AMC Networks, Inc. Class A(a)	3,986	233,061
Beasley Broadcast Group, Inc. Class A	300	3,510
Cable One, Inc.	346	249,854
Central European Media Enterprises, Ltd. Class A(a)	5,900	23,895
Cinemark Holdings, Inc.	8,016	290,259
Clear Channel Outdoor Holdings, Inc. Class A	2,100	9,765
Daily Journal Corp.(a)(b)	67	14,647
Emerald Expositions Events, Inc.	1,100	25,564
Entercom Communications Corp. Class A(b)	2,000	22,900
Entravision Communications Corp. Class A	4,700	26,790
Eros International PLC(a)(b)	1,747	24,982
EW Scripps Co. Class A(a)	4,600	87,906
Gannett Co., Inc.	8,300	74,700
Global Eagle Entertainment, Inc.(a)	2,800	9,576
Gray Television, Inc.(a)	4,500	70,650
Hemisphere Media Group, Inc.(a)	1,100	13,145
IMAX Corp.(a)	4,100	92,865
John Wiley & Sons, Inc. Class A	3,350	179,225
Liberty Broadband Corp. Class A(a)	1,926	181,391
Liberty Broadband Corp. Class C(a)	7,678	731,713
Liberty Media Corp.-Liberty Braves Class A(a)	694	17,607
Liberty Media Corp.-Liberty Braves Class C(a)	2,410	60,901
Liberty Media Corp.-Liberty Formula One Class C(a)	13,950	531,355
Liberty Media Corp.-Liberty Formula One Class A(a)(b)	1,836	66,996
Liberty Media Corp.-Liberty SiriusXM Class A(a)	6,775	283,873
Liberty Media Corp.-Liberty SiriusXM Class C(a)	13,259	555,154
Lions Gate Entertainment Corp. Class A(a)	3,824	127,913
Lions Gate Entertainment Corp. Class B(a)	7,479	237,757
Live Nation Entertainment, Inc.(a)	9,959	433,714
Loral Space & Communications, Inc.(a)(b)	900	44,550
Madison Square Garden Co. Class A(a)	1,375	294,388
MDC Partners, Inc. Class A	4,300	47,300
Meredith Corp.(b)	2,947	163,559
MSG Networks, Inc. Class A(a)	4,321	91,605
National CineMedia, Inc.	4,600	32,108
New Media Investment Group, Inc.	3,700	54,723
New York Times Co. Class A	9,100	178,360
Nexstar Media Group, Inc. Class A(b)	3,311	206,275
Reading International, Inc. Class A(a)	1,600	25,152
Regal Entertainment Group Class A(b)	8,300	132,800

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Saga Communications, Inc. Class A	244	$11,126
Salem Media Group, Inc.	400	2,640
Scholastic Corp.	1,995	74,214
Sinclair Broadcast Group, Inc. Class A	5,262	168,647
Sirius XM Holdings, Inc.(b)	108,099	596,706
TEGNA, Inc.	15,800	210,614
Time, Inc.	7,300	98,550
Townsquare Media, Inc. Class A(a)	500	5,000
Tribune Media Co. Class A	5,332	217,866
tronc, Inc.(a)	1,600	23,248
WideOpenWest, Inc.(a)	1,500	22,620
World Wrestling Entertainment, Inc. Class A	3,027	71,286

		7,512,100

Metals & Mining – 1.4%
AK Steel Holding Corp.(a)(b)	23,100	129,129
Alcoa Corp.	13,692	638,321
Allegheny Technologies, Inc.(b)	8,000	191,200
Ampco-Pittsburgh Corp.	500	8,700
Carpenter Technology Corp.	3,455	165,944
Century Aluminum Co.(a)	3,500	58,030
Cleveland-Cliffs, Inc.(a)(b)	21,842	156,170
Coeur Mining, Inc.(a)	13,100	120,389
Commercial Metals Co.	8,500	161,755
Compass Minerals International, Inc.(b)	2,514	163,159
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	2,200	–
Gold Resource Corp.	3,800	14,250
Handy & Harman, Ltd.(a)	200	6,510
Haynes International, Inc.	900	32,319
Hecla Mining Co.	29,064	145,901
Kaiser Aluminum Corp.	1,311	135,217
Klondex Mines, Ltd.(a)	12,200	44,408
Materion Corp.	1,455	62,783
Olympic Steel, Inc.	600	13,200
Ramaco Resources, Inc.(a)(b)	400	2,652
Reliance Steel & Aluminum Co.	5,309	404,386
Royal Gold, Inc.	4,858	417,982
Ryerson Holding Corp.(a)	1,200	13,020
Schnitzer Steel Industries, Inc. Class A	1,872	52,697
Southern Copper Corp.	6,003	238,679
Steel Dynamics, Inc.	17,223	593,677
SunCoke Energy, Inc.(a)	4,900	44,786
Tahoe Resources, Inc.	22,584	119,018
TimkenSteel Corp.(a)(b)	3,000	49,500
United States Steel Corp.(b)	12,800	328,448
Warrior Met Coal, Inc.	1,200	28,284
Worthington Industries, Inc.	3,300	151,800

		4,692,314

Mortgage Real Estate Investment – 0.2%
AGNC Investment Corp. REIT	28,193	611,224
Granite Point Mortgage Trust, Inc. REIT	700	13,111
TPG RE Finance Trust, Inc. REIT(a)	800	15,816

		640,151

Multi-Utilities – 0.5%
Avista Corp.	4,700	243,319
Black Hills Corp.(b)	3,993	274,998
MDU Resources Group, Inc.	14,300	371,085
NorthWestern Corp.	3,555	202,421
Unitil Corp.	1,000	49,460
Vectren Corp.	6,192	407,248

		1,548,531

Multiline Retail – 0.2%
Big Lots, Inc.	3,220	172,496
Dillard’s, Inc. Class A(b)	1,205	67,564
Fred’s, Inc. Class A	2,800	18,032
JC Penney Co., Inc.(a)(b)	22,900	87,249
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,502	162,493
Sears Holdings Corp.(a)	700	5,110

		512,944

Oil, Gas & Consumable Fuels – 3.1%
Abraxas Petroleum Corp.(a)	11,000	20,680
Adams Resources & Energy, Inc.	166	6,889
Antero Resources Corp.(a)(b)	17,074	339,773
Approach Resources, Inc.(a)(b)	2,800	7,028
Arch Coal, Inc. Class A	1,596	114,497
Ardmore Shipping Corp.	1,700	14,025
Bill Barrett Corp.(a)	5,400	23,166
Bonanza Creek Energy, Inc.(a)	1,500	49,485
California Resources Corp.(a)(b)	2,902	30,355
Callon Petroleum Co.(a)(b)	14,704	165,273
Carrizo Oil & Gas, Inc.(a)(b)	5,700	97,641
Centennial Resource Development, Inc. Class A(a)(b)	8,200	147,354
Cheniere Energy, Inc.(a)(b)	15,168	683,167
Clean Energy Fuels Corp.(a)	9,500	23,560
Cloud Peak Energy, Inc.(a)	5,100	18,666
CONSOL Energy, Inc.(a)	16,700	282,898
Contango Oil & Gas Co.(a)	1,300	6,539
Continental Resources, Inc.(a)(b)	6,447	248,919
CVR Energy, Inc.(b)	1,100	28,490
Delek US Holdings, Inc.	5,708	152,575
Denbury Resources, Inc.(a)(b)	27,615	37,004
DHT Holdings, Inc.	6,396	25,456
Diamondback Energy, Inc.(a)	7,300	715,108
Dorian LPG, Ltd.(a)	1,500	10,230
Earthstone Energy, Inc. Class A(a)	1,400	15,386
Eclipse Resources Corp.(a)	6,100	15,250
Energen Corp.(a)	7,212	394,352
Energy XXI Gulf Coast, Inc.(a)(b)	2,100	21,714
EP Energy Corp. Class A(a)(b)	2,300	7,498
Evolution Petroleum Corp.	1,500	10,800
Extraction Oil & Gas, Inc.(a)(b)	8,800	135,432
Frontline, Ltd.	5,320	32,133
GasLog, Ltd.	3,100	54,095
Gastar Exploration, Inc.(a)(b)	12,100	10,643
Gener8 Maritime, Inc.(a)	3,300	14,883
Golar LNG, Ltd.	7,100	160,531
Green Plains, Inc.	3,047	61,397
Gulfport Energy Corp.(a)	12,000	172,080

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Halcon Resources Corp.(a)	9,400	$63,920
Hallador Energy Co.	1,100	6,292
HollyFrontier Corp.	13,055	469,588
International Seaways, Inc.(a)	1,999	39,380
Isramco, Inc.(a)	44	5,104
Jagged Peak Energy, Inc.(a)(b)	4,200	57,372
Jones Energy, Inc. Class A(a)(b)	3,697	7,098
Kosmos Energy, Ltd.(a)(b)	17,000	135,320
Laredo Petroleum, Inc.(a)(b)	11,900	153,867
Lilis Energy, Inc.(a)(b)	3,000	13,410
Matador Resources Co.(a)(b)	6,600	179,190
Midstates Petroleum Co., Inc.(a)	800	12,432
Murphy Oil Corp.(b)	12,100	321,376
Navios Maritime Acquisition Corp.	4,800	5,856
Nordic American Tankers, Ltd.(b)	7,340	39,196
Oasis Petroleum, Inc.(a)	17,500	159,600
Overseas Shipholding Group, Inc. Class A(a)	2,300	6,049
Pacific Ethanol, Inc.(a)	2,900	16,095
Panhandle Oil and Gas, Inc. Class A	1,400	33,320
Par Pacific Holdings, Inc.(a)	2,189	45,531
Parsley Energy, Inc. Class A(a)	17,149	451,705
PBF Energy, Inc. Class A(b)	8,049	222,233
PDC Energy, Inc.(a)	4,848	237,697
Peabody Energy Corp.(a)	4,503	130,632
Penn Virginia Corp.(a)	1,000	39,980
QEP Resources, Inc.(a)	17,823	152,743
Renewable Energy Group, Inc.(a)(b)	2,700	32,805
Resolute Energy Corp.(a)(b)	1,500	44,535
REX American Resources Corp.(a)	487	45,695
Rice Energy, Inc.(a)	12,542	362,965
Ring Energy, Inc.(a)	3,800	55,062
RSP Permian, Inc.(a)	9,661	334,174
Sanchez Energy Corp.(a)(b)	4,800	23,136
SandRidge Energy, Inc.(a)	2,400	48,216
Scorpio Tankers, Inc.	15,500	53,165
SemGroup Corp. Class A	4,829	138,834
Ship Finance International, Ltd.(b)	4,200	60,900
SilverBow Resources, Inc.(a)	500	12,275
SM Energy Co.	8,556	151,783
Southwestern Energy Co.(a)	37,200	227,292
SRC Energy, Inc.(a)(b)	14,800	143,116
Stone Energy Corp.(a)	1,400	40,684
Targa Resources Corp.	15,710	743,083
Teekay Corp.(b)	3,743	33,425
Teekay Tankers, Ltd. Class A(b)	7,000	11,340
Tellurian, Inc.(a)	4,200	44,856
Ultra Petroleum Corp.(a)	14,122	122,438
Uranium Energy Corp.(a)	9,500	13,110
W&T Offshore, Inc.(a)	6,500	19,825
Westmoreland Coal Co.(a)	1,100	2,805
Whiting Petroleum Corp.(a)(b)	26,200	143,052
WildHorse Resource Development Corp.(a)(b)	1,800	23,976
World Fuel Services Corp.	4,949	167,821
WPX Energy, Inc.(a)	29,300	336,950

		10,797,276

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	2,800	97,720
Clearwater Paper Corp.(a)	1,279	62,991
Deltic Timber Corp.	852	75,342
Domtar Corp.	4,614	200,202
KapStone Paper and Packaging Corp.	6,598	141,791
Louisiana-Pacific Corp.(a)	10,626	287,752
Neenah Paper, Inc.	1,246	106,595
PH Glatfelter Co.	3,100	60,295
Schweitzer-Mauduit International, Inc.	2,200	91,212
Verso Corp. Class A(a)	2,300	11,707

		1,135,607

Personal Products – 0.3%
Edgewell Personal Care Co.(a)	4,279	311,383
elf Beauty, Inc.(a)(b)	1,400	31,570
Herbalife, Ltd.(a)	5,065	343,559
Inter Parfums, Inc.	1,300	53,625
Medifast, Inc.	800	47,496
Natural Health Trends Corp.	451	10,779
Nature’s Sunshine Products, Inc.	800	8,120
Nu Skin Enterprises, Inc. Class A	3,858	237,190
Revlon, Inc. Class A(a)(b)	900	22,095
USANA Health Sciences, Inc.(a)	808	46,621

		1,112,438

Pharmaceuticals – 1.1%
Achaogen, Inc.(a)(b)	2,500	39,875
Aclaris Therapeutics, Inc.(a)	1,658	42,793
Aerie Pharmaceuticals, Inc.(a)(b)	2,400	116,640
Akcea Therapeutics, Inc.(a)(b)	1,100	30,437
Akorn, Inc.(a)	6,544	217,195
Amphastar Pharmaceuticals, Inc.(a)	2,600	46,462
ANI Pharmaceuticals, Inc.(a)	586	30,759
Aratana Therapeutics, Inc.(a)(b)	2,800	17,164
Assembly Biosciences, Inc.(a)	1,000	34,920
Catalent, Inc.(a)	9,282	370,538
Cempra, Inc.(a)	4,200	13,650
Clearside Biomedical, Inc.(a)	1,400	12,236
Collegium Pharmaceutical, Inc.(a)(b)	1,567	16,438
Corcept Therapeutics, Inc.(a)	6,700	129,310
Corium International, Inc.(a)(b)	1,800	19,944
Depomed, Inc.(a)(b)	4,600	26,634
Dermira, Inc.(a)(b)	2,800	75,600
Dova Pharmaceuticals, Inc.(a)(b)	400	9,712
Durect Corp.(a)	9,800	17,346
Endo International PLC(a)	16,400	140,466
Heska Corp.(a)	502	44,221
Horizon Pharma PLC(a)	12,037	152,629
Impax Laboratories, Inc.(a)	5,266	106,900
Innoviva, Inc.(a)	5,700	80,484
Intersect ENT, Inc.(a)	1,800	56,070
Intra-Cellular Therapies, Inc.(a)(b)	2,456	38,756
Kala Pharmaceuticals, Inc.(a)	600	13,704
Lannett Co., Inc.(a)(b)	1,897	35,000
Mallinckrodt PLC(a)	7,300	272,801
Medicines Co.(a)(b)	5,259	194,793
MyoKardia, Inc.(a)(b)	1,400	59,990
Nektar Therapeutics(a)	10,800	259,200
Neos Therapeutics, Inc.(a)(b)	1,800	16,470

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Ocular Therapeutix, Inc.(a)	1,600	$9,888
Omeros Corp.(a)	3,300	71,346
Pacira Pharmaceuticals, Inc.(a)	2,937	110,284
Paratek Pharmaceuticals, Inc.(a)	1,700	42,670
Phibro Animal Health Corp. Class A	1,300	48,165
Prestige Brands Holdings, Inc.(a)	3,916	196,152
Reata Pharmaceuticals, Inc. Class A(a)(b)	800	24,880
Revance Therapeutics, Inc.(a)	1,600	44,080
SciClone Pharmaceuticals, Inc.(a)	3,800	42,560
Sienna Biopharmaceuticals, Inc.(a)(b)	400	8,900
Sucampo Pharmaceuticals, Inc. Class A(a)	1,762	20,792
Supernus Pharmaceuticals, Inc.(a)	3,500	140,000
Teligent, Inc.(a)(b)	2,900	19,459
Tetraphase Pharmaceuticals, Inc.(a)	3,700	25,308
TherapeuticsMD, Inc.(a)	11,400	60,306
Theravance Biopharma, Inc.(a)(b)	3,004	102,857
WaVe Life Sciences, Ltd.(a)	900	19,575
Zogenix, Inc.(a)	1,800	63,090
Zynerba Pharmaceuticals, Inc.(a)(b)	800	6,688

		3,796,137

Professional Services – 1.0%
Acacia Research Corp.(a)	3,000	13,650
Advisory Board Co.(a)	2,928	157,014
Barrett Business Services, Inc.	539	30,470
BG Staffing, Inc.	500	8,275
CBIZ, Inc.(a)	3,700	60,125
Cogint, Inc.(a)	900	4,410
CRA International, Inc.	600	24,630
Dun & Bradstreet Corp.	2,700	314,307
Exponent, Inc.	1,931	142,701
Franklin Covey Co.(a)	583	11,835
FTI Consulting, Inc.(a)	3,100	109,988
GP Strategies Corp.(a)	900	27,765
Heidrick & Struggles International, Inc.	1,500	31,725
Hill International, Inc.(a)	1,900	9,025
Huron Consulting Group, Inc.(a)	1,620	55,566
ICF International, Inc.(a)	1,302	70,243
Insperity, Inc.	1,384	121,792
Kelly Services, Inc. Class A	2,200	55,198
Kforce, Inc.	1,700	34,340
Korn/Ferry International	3,755	148,059
ManpowerGroup, Inc.	5,016	590,985
Mistras Group, Inc.(a)	1,187	24,333
Navigant Consulting, Inc.(a)	3,500	59,220
On Assignment, Inc.(a)	3,760	201,837
Pendrell Corp.(a)	800	5,464
Resources Connection, Inc.	2,100	29,190
RPX Corp.(a)	3,400	45,152
TransUnion(a)	11,126	525,815
TriNet Group, Inc.(a)	3,000	100,860
TrueBlue, Inc.(a)	3,000	67,350
WageWorks, Inc.(a)	2,944	178,701
Willdan Group, Inc.(a)	500	16,230

		3,276,255

Real Estate Investment Trusts (REITS) – 8.6%
Acadia Realty Trust REIT	6,347	181,651
AG Mortgage Investment Trust, Inc. REIT	2,000	38,480
Agree Realty Corp. REIT	2,056	100,908
Alexander’s, Inc. REIT	173	73,368
Altisource Residential Corp. REIT	3,427	38,074
American Assets Trust, Inc. REIT	2,942	117,003
American Campus Communities, Inc. REIT	9,872	435,849
American Homes 4 Rent Class A REIT	17,797	386,373
Annaly Capital Management, Inc. REIT	79,871	973,627
Anworth Mortgage Asset Corp. REIT	6,600	39,666
Apollo Commercial Real Estate Finance, Inc. REIT	7,740	140,171
Apple Hospitality REIT, Inc.	15,700	296,887
Ares Commercial Real Estate Corp. REIT	2,400	31,944
Armada Hoffler Properties, Inc. REIT	3,200	44,192
ARMOUR Residential REIT, Inc.(b)	3,000	80,700
Ashford Hospitality Prime, Inc.	2,423	23,019
Ashford Hospitality Trust, Inc. REIT	6,051	40,360
Bluerock Residential Growth REIT, Inc.	1,400	15,484
Brandywine Realty Trust	12,700	222,123
Brixmor Property Group, Inc. REIT	22,473	422,492
Camden Property Trust REIT	6,752	617,470
Capstead Mortgage Corp. REIT	7,110	68,611
CareTrust REIT, Inc.	5,500	104,720
CatchMark Timber Trust, Inc. Class A, REIT	3,000	37,830
CBL & Associates Properties, Inc. REIT(b)	12,300	103,197
Cedar Realty Trust, Inc. REIT	6,953	39,076
Chatham Lodging Trust REIT	2,783	59,334
Chesapeake Lodging Trust REIT	4,400	118,668
Chimera Investment Corp. REIT	13,826	261,588
City Office REIT, Inc.	2,100	28,917
Clipper Realty, Inc. REIT	1,000	10,710
Columbia Property Trust, Inc. REIT	9,008	196,104
Community Healthcare Trust, Inc. REIT	1,300	35,048
CorEnergy Infrastructure Trust, Inc.	1,060	37,471
CoreSite Realty Corp. REIT	2,541	284,338
Corporate Office Properties Trust REIT	7,300	239,659
Cousins Properties, Inc. REIT	31,165	291,081
CubeSmart REIT	13,242	343,762
CyrusOne, Inc. REIT	6,446	379,863
CYS Investments, Inc. REIT	11,700	101,088
DCT Industrial Trust, Inc. REIT	6,784	392,929
DDR Corp. REIT	22,803	208,875
DiamondRock Hospitality Co. REIT	15,000	164,250

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Douglas Emmett, Inc. REIT	10,737	$423,253
Dynex Capital, Inc. REIT	4,200	30,534
Easterly Government Properties, Inc. REIT(b)	2,600	53,742
EastGroup Properties, Inc. REIT	2,428	213,955
Education Realty Trust, Inc. REIT	5,396	193,878
Empire State Realty Trust, Inc. Class A	9,324	191,515
EPR Properties REIT	4,649	324,221
Equity Commonwealth REIT(a)	8,886	270,134
Equity LifeStyle Properties, Inc. REIT	5,989	509,544
Farmland Partners, Inc. REIT(b)	2,100	18,984
First Industrial Realty Trust, Inc. REIT	8,673	260,971
First Potomac Realty Trust	4,446	49,528
Forest City Realty Trust, Inc. Class A	18,701	477,063
Four Corners Property Trust, Inc. REIT	4,509	112,364
Franklin Street Properties Corp. REIT	7,461	79,236
Gaming and Leisure Properties, Inc. REIT	14,896	549,513
GEO Group, Inc. REIT	8,900	239,410
Getty Realty Corp. REIT	2,305	65,946
Gladstone Commercial Corp. REIT	2,000	44,540
Global Medical REIT, Inc.(b)	1,300	11,674
Government Properties Income Trust REIT	7,057	132,460
Gramercy Property Trust REIT	11,080	335,170
Great Ajax Corp. REIT	1,100	15,499
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,597	87,659
Healthcare Realty Trust, Inc. REIT	8,954	289,572
Healthcare Trust of America, Inc. Class A	14,666	437,047
Hersha Hospitality Trust REIT(b)	2,800	52,276
Highwoods Properties, Inc. REIT	7,570	394,321
Hospitality Properties Trust REIT	12,000	341,880
Hudson Pacific Properties, Inc. REIT	11,537	386,836
Independence Realty Trust, Inc. REIT	4,873	49,558
InfraREIT, Inc.(a)	3,000	67,110
Invesco Mortgage Capital, Inc. REIT	8,100	138,753
Investors Real Estate Trust	9,100	55,601
iStar, Inc.(a)	5,500	64,900
Jernigan Capital, Inc. REIT	1,000	20,550
Kilroy Realty Corp. REIT	7,151	508,579
Kite Realty Group Trust REIT	6,183	125,206
Ladder Capital Corp. REIT	5,628	77,554
Lamar Advertising Co. Class A, REIT	6,101	418,102
LaSalle Hotel Properties REIT(b)	8,276	240,170
Lexington Realty Trust REIT	15,800	161,476
Liberty Property Trust REIT	10,927	448,663
Life Storage, Inc. REIT	3,438	281,263
LTC Properties, Inc. REIT	2,854	134,081
Mack-Cali Realty Corp. REIT	6,700	158,857
Maui Land & Pineapple Co., Inc.(a)	500	6,975
Medical Properties Trust, Inc. REIT	26,677	350,269
MFA Financial, Inc. REIT	29,591	259,217
Monmouth Real Estate Investment Corp.	5,079	82,229
MTGE Investment Corp.	3,400	65,960
National Health Investors, Inc. REIT	2,890	223,368
National Retail Properties, Inc. REIT	11,000	458,260
National Storage Affiliates Trust REIT	3,200	77,568
New Residential Investment Corp. REIT	22,600	378,098
New Senior Investment Group, Inc. REIT	5,700	52,155
New York Mortgage Trust, Inc. REIT(b)	8,300	51,045
NexPoint Residential Trust, Inc. REIT	1,500	35,595
NorthStar Realty Europe Corp. REIT	4,000	51,240
Omega Healthcare Investors, Inc. REIT	14,632	466,907
One Liberty Properties, Inc.	1,000	24,360
Orchid Island Capital, Inc.(b)	3,200	32,608
Outfront Media, Inc. REIT	10,267	258,523
Owens Realty Mortgage, Inc. REIT	600	10,926
Paramount Group, Inc. REIT(b)	14,900	238,400
Parkway, Inc. REIT	3,112	71,669
Pebblebrook Hotel Trust(b)	5,119	185,001
Pennsylvania Real Estate Investment Trust	4,992	52,366
PennyMac Mortgage Investment Trust REIT	4,941	85,924
Physicians Realty Trust REIT	13,200	234,036
Piedmont Office Realty Trust, Inc. Class A REIT	10,605	213,797
Potlatch Corp. REIT	3,000	153,000
Preferred Apartment Communities, Inc. Class A	2,400	45,312
PS Business Parks, Inc. REIT	1,452	193,842
QTS Realty Trust, Inc. Class A, REIT	3,548	185,773
RAIT Financial Trust	5,493	4,010
Ramco-Gershenson Properties Trust REIT	5,700	74,157
Rayonier, Inc. REIT	9,462	273,357
Redwood Trust, Inc. REIT	5,900	96,111
Resource Capital Corp. REIT	2,175	23,447
Retail Opportunity Investments Corp. REIT	8,100	153,981
Retail Properties of America, Inc. Class A REIT	17,500	229,775
Rexford Industrial Realty, Inc.	5,207	149,024
RLJ Lodging Trust REIT	12,768	280,896
Ryman Hospitality Properties, Inc. REIT	3,227	201,655
Sabra Health Care REIT, Inc.	11,696	256,610

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Saul Centers, Inc. REIT	812	$50,271
Select Income REIT	4,600	107,732
Senior Housing Properties Trust REIT	17,577	343,630
Seritage Growth Properties Class A REIT(b)	1,838	84,677
Spirit Realty Capital, Inc. REIT	36,177	310,037
STAG Industrial, Inc. REIT	6,750	185,422
Starwood Property Trust, Inc. REIT	18,800	408,336
STORE Capital Corp. REIT	12,595	313,238
Summit Hotel Properties, Inc. REIT	7,600	121,524
Sun Communities, Inc. REIT	5,699	488,290
Sunstone Hotel Investors, Inc. REIT	16,543	265,846
Tanger Factory Outlet Centers, Inc. REIT(b)	6,787	165,739
Taubman Centers, Inc. REIT	4,348	216,096
Terreno Realty Corp.	3,800	137,484
Tier REIT, Inc. REIT	3,455	66,682
Two Harbors Investment Corp. REIT	25,400	256,032
UMH Properties, Inc. REIT	2,200	34,210
Universal Health Realty Income Trust REIT	900	67,941
Urban Edge Properties REIT	7,200	173,664
Urstadt Biddle Properties, Inc. Class A, REIT	2,100	45,570
VEREIT, Inc. REIT	73,019	605,328
Washington Prime Group, Inc. REIT	13,400	111,622
Washington Real Estate Investment Trust	5,602	183,522
Weingarten Realty Investors REIT	8,817	279,852
Western Asset Mortgage Capital Corp.	3,500	36,645
Whitestone REIT(b)	2,500	32,625
WP Carey, Inc. REIT	7,802	525,777
Xenia Hotels & Resorts, Inc. REIT	7,900	166,295

		29,441,641

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	3,418	158,356
Altisource Portfolio Solutions SA(a)	700	18,109
AV Homes, Inc.(a)	900	15,435
Consolidated-Tomoka Land Co.	323	19,403
Forestar Group, Inc.(a)	3,200	55,040
FRP Holdings, Inc.(a)	545	24,661
HFF, Inc. Class A	2,646	104,676
Howard Hughes Corp.(a)	2,504	295,297
Jones Lang LaSalle, Inc.	3,405	420,517
Kennedy-Wilson Holdings, Inc.	6,100	113,155
Marcus & Millichap, Inc.(a)	1,100	29,689
RE/MAX Holdings, Inc. Class A	1,300	82,615
Realogy Holdings Corp.	9,961	328,215
Redfin Corp.(a)	800	20,072
RMR Group, Inc. Class A	546	28,037
St. Joe Co.(a)	3,500	65,975
Stratus Properties, Inc.	400	12,120
Tejon Ranch Co.(a)	1,000	21,100
Trinity Place Holdings, Inc.(a)	1,500	10,530

		1,823,002

Road & Rail – 0.9%
AMERCO	370	138,713
ArcBest Corp.	2,000	66,900
Avis Budget Group, Inc.(a)	5,502	209,406
Covenant Transportation Group, Inc. Class A(a)	1,200	34,776
Daseke, Inc.(a)	1,400	18,270
Genesee & Wyoming, Inc. Class A(a)	4,524	334,821
Heartland Express, Inc.	3,400	85,272
Hertz Global Holdings, Inc.(a)	4,766	106,568
Knight-Swift Transportation Holdings, Inc.(a)(b)	9,259	384,711
Landstar System, Inc.	3,083	307,221
Marten Transport, Ltd.	2,855	58,670
Old Dominion Freight Line, Inc.	4,523	498,028
Roadrunner Transportation Systems, Inc.(a)	2,200	20,966
Ryder System, Inc.	3,900	329,745
Saia, Inc.(a)	1,900	119,035
Schneider National, Inc. Class B	2,300	58,190
Universal Logistics Holdings, Inc.	500	10,225
Werner Enterprises, Inc.	3,500	127,925
YRC Worldwide, Inc.(a)	2,400	33,120

		2,942,562

Semiconductors & Semiconductor Equipment – 3.5%
Acacia Communications, Inc.(a)(b)	1,300	61,230
Advanced Energy Industries, Inc.(a)	3,000	242,280
Alpha & Omega Semiconductor, Ltd.(a)	1,387	22,872
Ambarella, Inc.(a)(b)	2,400	117,624
Amkor Technology, Inc.(a)	7,452	78,619
Axcelis Technologies, Inc.(a)	2,175	59,486
AXT, Inc.(a)	2,600	23,790
Brooks Automation, Inc.	5,000	151,800
Cabot Microelectronics Corp.	1,881	150,348
Cavium, Inc.(a)	5,001	329,766
CEVA, Inc.(a)	1,500	64,200
Cirrus Logic, Inc.(a)	4,740	252,737
Cohu, Inc.	1,900	45,296
Cree, Inc.(a)	7,148	201,502
CyberOptics Corp.(a)	500	8,125
Cypress Semiconductor Corp.(b)	24,233	363,980
Diodes, Inc.(a)	2,692	80,571
DSP Group, Inc.(a)	2,100	27,300
Entegris, Inc.(a)	10,698	308,637
First Solar, Inc.(a)	6,065	278,262
FormFactor, Inc.(a)	5,265	88,715
GSI Technology, Inc.(a)	1,000	7,270
Ichor Holdings, Ltd.(a)	1,300	34,840
Impinj, Inc.(a)	1,300	54,093
Inphi Corp.(a)(b)	3,049	121,015
Integrated Device Technology, Inc.(a)	9,911	263,434
IXYS Corp.(a)	1,830	43,371
Kopin Corp.(a)	4,500	18,765
Lattice Semiconductor Corp.(a)	8,480	44,181

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,952	$131,689
Marvell Technology Group, Ltd.	29,862	534,530
Maxim Integrated Products, Inc.	20,825	993,561
MaxLinear, Inc.(a)	4,400	104,500
Microsemi Corp.(a)	8,618	443,655
MKS Instruments, Inc.	3,947	372,794
Monolithic Power Systems, Inc.	2,923	311,446
Nanometrics, Inc.(a)	2,000	57,600
NeoPhotonics Corp.(a)(b)	2,400	13,344
NVE Corp.	326	25,744
NXP Semiconductors NV(a)	25,466	2,879,950
ON Semiconductor Corp.(a)	30,907	570,852
PDF Solutions, Inc.(a)(b)	2,100	32,529
Photronics, Inc.(a)	4,900	43,365
Pixelworks, Inc.(a)	2,000	9,420
Power Integrations, Inc.	2,100	153,720
Rambus, Inc.(a)	8,600	114,810
Rudolph Technologies, Inc.(a)	2,253	59,254
Semtech Corp.(a)	4,832	181,441
Sigma Designs, Inc.(a)	2,700	17,010
Silicon Laboratories, Inc.(a)	3,129	250,007
SMART Global Holdings, Inc.(a)	1,500	40,170
SunPower Corp.(a)(b)	4,055	29,561
Synaptics, Inc.(a)(b)	2,538	99,439
Teradyne, Inc.	14,768	550,699
Ultra Clean Holdings, Inc.(a)	2,400	73,488
Veeco Instruments, Inc.(a)	3,308	70,791
Versum Materials, Inc.	8,100	314,442
Xcerra Corp.(a)	3,700	36,445
Xperi Corp.	3,742	94,673

		12,155,038

Software – 4.6%
A10 Networks, Inc.(a)	3,600	27,216
ACI Worldwide, Inc.(a)	8,500	193,630
American Software, Inc. Class A	1,900	21,584
ANGI Homeservices, Inc. Class A(a)	3,235	40,308
Aspen Technology, Inc.(a)	5,655	355,191
Atlassian Corp. PLC Class A(a)	5,400	189,810
Barracuda Networks, Inc.(a)	1,800	43,614
Blackbaud, Inc.	3,490	306,422
Blackline, Inc.(a)(b)	1,100	37,532
Bottomline Technologies de, Inc.(a)	3,000	95,490
BroadSoft, Inc.(a)(b)	2,212	111,264
Callidus Software, Inc.(a)	4,803	118,394
CDK Global, Inc.	10,035	633,108
CommVault Systems, Inc.(a)	2,942	178,874
Dell Technologies, Inc. Class V(a)	15,274	1,179,305
Digimarc Corp.(a)(b)	640	23,424
Ebix, Inc.	1,900	123,975
Ellie Mae, Inc.(a)	2,458	201,876
Everbridge, Inc.(a)	1,200	31,704
Exa Corp.(a)	1,000	24,180
Fair Isaac Corp.	2,254	316,687
FireEye, Inc.(a)	12,878	215,964
Fortinet, Inc.(a)	10,882	390,011
Gigamon, Inc.(a)(b)	2,700	113,805
Glu Mobile, Inc.(a)	7,400	27,824
Guidewire Software, Inc.(a)	5,506	428,697
HubSpot, Inc.(a)	2,475	208,024
Imperva, Inc.(a)	2,473	107,328
Manhattan Associates, Inc.(a)	5,106	212,256
MicroStrategy, Inc. Class A(a)	721	92,079
Mitek Systems, Inc.(a)	2,200	20,900
MobileIron, Inc.(a)	3,804	14,075
Model N, Inc.(a)	1,700	25,415
Monotype Imaging Holdings, Inc.	2,993	57,615
Nuance Communications, Inc.(a)	21,445	337,115
Park City Group, Inc.(a)	800	9,720
Paycom Software, Inc.(a)(b)	3,600	269,856
Paylocity Holding Corp.(a)	1,974	96,371
Pegasystems, Inc.	2,661	153,407
Progress Software Corp.	3,500	133,595
Proofpoint, Inc.(a)(b)	3,250	283,465
PROS Holdings, Inc.(a)(b)	1,900	45,847
PTC, Inc.(a)	8,493	477,986
QAD, Inc. Class A	900	30,915
Qualys, Inc.(a)	2,373	122,921
Rapid7, Inc.(a)	1,500	26,400
RealPage, Inc.(a)	4,241	169,216
RingCentral, Inc. Class A(a)	4,685	195,599
Rosetta Stone, Inc.(a)	1,200	12,252
Rubicon Project, Inc.(a)	3,107	12,086
SecureWorks Corp. Class A(a)	1,200	14,820
ServiceNow, Inc.(a)	12,418	1,459,487
Silver Spring Networks, Inc.(a)	2,900	46,893
Splunk, Inc.(a)	10,294	683,830
SS&C Technologies Holdings, Inc.	12,752	511,993
Synchronoss Technologies, Inc.(a)(b)	3,097	28,895
Tableau Software, Inc. Class A(a)	4,451	333,335
Take-Two Interactive Software, Inc.(a)	7,750	792,282
Telenav, Inc.(a)	1,952	12,395
TiVo Corp.	8,569	170,095
Tyler Technologies, Inc.(a)	2,619	456,544
Ultimate Software Group, Inc.(a)(b)	2,094	397,022
Upland Software, Inc.(a)	500	10,580
Varonis Systems, Inc.(a)	1,390	58,241
VASCO Data Security International, Inc.(a)	2,100	25,305
Verint Systems, Inc.(a)	4,729	197,909
VirnetX Holding Corp.(a)(b)	3,700	14,430
VMware, Inc. Class A(a)(b)	5,283	576,851
Workday, Inc. Class A(a)	9,697	1,021,967
Workiva, Inc.(a)	1,800	37,530
Zendesk, Inc.(a)	7,087	206,303
Zix Corp.(a)	3,800	18,582
Zynga, Inc. Class A(a)	55,700	210,546

		15,830,167

Specialty Retail – 1.6%
Aaron’s, Inc.	4,638	202,356
Abercrombie & Fitch Co. Class A	4,996	72,142
America’s Car-Mart, Inc.(a)	744	30,597
American Eagle Outfitters, Inc.	11,950	170,885
Asbury Automotive Group, Inc.(a)	1,422	86,884
Ascena Retail Group, Inc.(a)(b)	12,963	31,759
At Home Group, Inc.(a)	500	11,420
AutoNation, Inc.(a)(b)	4,800	227,808
Barnes & Noble Education, Inc.(a)	2,800	18,228
Barnes & Noble, Inc.	4,254	32,330

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Bed Bath & Beyond, Inc.	10,300	$241,741
Big 5 Sporting Goods Corp.(b)	1,500	11,475
Boot Barn Holdings, Inc.(a)(b)	800	7,120
Buckle, Inc.	1,984	33,430
Build-A-Bear Workshop, Inc.(a)	800	7,320
Burlington Stores, Inc.(a)	5,135	490,187
Caleres, Inc.	3,100	94,612
Camping World Holdings, Inc. Class A	1,700	69,258
Carvana Co.(a)(b)	1,100	16,148
Cato Corp. Class A	1,700	22,491
Chico’s FAS, Inc.	9,400	84,130
Children’s Place, Inc.(b)	1,262	149,105
Citi Trends, Inc.	900	17,883
Conn’s, Inc.(a)(b)	1,243	34,990
Container Store Group, Inc.(a)	1,000	4,210
Dick’s Sporting Goods, Inc.	6,344	171,351
DSW, Inc. Class A	5,200	111,696
Express, Inc.(a)	5,749	38,863
Finish Line, Inc. Class A(b)	2,800	33,684
Five Below, Inc.(a)	3,954	216,996
Floor & Decor Holdings, Inc. Class A(a)(b)	1,600	62,288
Francesca’s Holdings Corp.(a)	2,975	21,896
GameStop Corp. Class A	7,400	152,884
Genesco, Inc.(a)	1,305	34,713
GNC Holdings, Inc. Class A(b)	5,478	48,426
Group 1 Automotive, Inc.	1,452	105,212
Guess?, Inc.(b)	4,400	74,932
Haverty Furniture Cos., Inc.	1,300	33,995
Hibbett Sports, Inc.(a)	1,434	20,435
J. Jill, Inc.(a)(b)	800	8,712
Kirkland’s, Inc.(a)	900	10,287
Lithia Motors, Inc. Class A(b)	1,785	214,753
Lumber Liquidators Holdings, Inc.(a)	2,176	84,821
MarineMax, Inc.(a)	1,778	29,426
Michaels Cos., Inc.(a)	8,491	182,302
Monro, Inc.(b)	2,298	128,803
Murphy USA, Inc.(a)	2,538	175,122
Office Depot, Inc.	37,298	169,333
Party City Holdco, Inc.(a)	1,900	25,745
Penske Automotive Group, Inc.	2,677	127,345
Pier 1 Imports, Inc.	5,700	23,883
Rent-A-Center, Inc.	3,600	41,328
RH(a)	1,529	107,519
Sally Beauty Holdings, Inc.(a)	10,107	197,895
Select Comfort Corp.(a)	3,176	98,615
Shoe Carnival, Inc.	800	17,904
Sonic Automotive, Inc. Class A	2,000	40,800
Sportsman’s Warehouse Holdings, Inc.(a)(b)	2,500	11,275
Tailored Brands, Inc.	3,552	51,291
Tile Shop Holdings, Inc.	2,919	37,071
Tilly’s, Inc. Class A	700	8,393
Urban Outfitters, Inc.(a)(b)	6,414	153,295
Vitamin Shoppe, Inc.(a)	1,500	8,025
Williams-Sonoma, Inc.(b)	6,448	321,497
Winmark Corp.	174	22,925
Zumiez, Inc.(a)	1,300	23,530

		5,617,775

Technology Hardware, Storage & Peripherals – 0.3%
3D Systems Corp.(a)(b)	8,000	107,120
Avid Technology, Inc.(a)	1,900	8,626
CPI Card Group, Inc.(b)	1,269	1,498
Cray, Inc.(a)	2,966	57,689
Diebold Nixdorf, Inc.(b)	5,551	126,840
Eastman Kodak Co.(a)	1,000	7,350
Electronics For Imaging, Inc.(a)	3,405	145,325
Immersion Corp.(a)(b)	1,735	14,175
Intevac, Inc.(a)	1,400	11,830
NCR Corp.(a)	8,867	332,690
Pure Storage, Inc. Class A(a)	6,800	108,732
Quantum Corp.(a)	1,900	11,628
Stratasys, Ltd.(a)	3,582	82,816
Super Micro Computer, Inc.(a)	2,772	61,261
USA Technologies, Inc.(a)	3,400	21,250

		1,098,830

Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	3,539	349,476
Columbia Sportswear Co.	2,187	134,675
Crocs, Inc.(a)	5,100	49,470
Culp, Inc.	900	29,475
Deckers Outdoor Corp.(a)	2,338	159,943
Delta Apparel, Inc.(a)	400	8,604
Fossil Group, Inc.(a)(b)	3,100	28,923
G-III Apparel Group, Ltd.(a)	3,381	98,117
Iconix Brand Group, Inc.(a)	3,500	19,915
lululemon athletica, Inc.(a)	7,132	443,967
Movado Group, Inc.	1,400	39,200
Oxford Industries, Inc.	1,230	78,154
Perry Ellis International, Inc.(a)	800	18,928
Sequential Brands Group, Inc.(a)	2,310	6,907
Skechers U.S.A., Inc. Class A(a)	9,647	242,043
Steven Madden, Ltd.(a)	4,342	188,009
Superior Uniform Group, Inc.	500	11,450
Unifi, Inc.(a)	1,100	39,193
Vera Bradley, Inc.(a)	1,200	10,572
Wolverine World Wide, Inc.	6,900	199,065

		2,156,086

Thrifts & Mortgage Finance – 1.2%
ASB Bancorp, Inc.(a)	200	9,020
Astoria Financial Corp.	6,800	146,200
Bank Mutual Corp.	2,900	29,435
BankFinancial Corp.	900	14,301
Bear State Financial, Inc.	1,500	15,390
Beneficial Bancorp, Inc.	5,100	84,660
BofI Holding, Inc.(a)(b)	4,300	122,421
BSB Bancorp, Inc.(a)	579	17,341
Capitol Federal Financial, Inc.	9,400	138,180
Charter Financial Corp.	800	14,824
Clifton Bancorp, Inc.	1,320	22,070
Dime Community Bancshares, Inc.	2,200	47,300
Entegra Financial Corp.(a)	400	9,980
ESSA Bancorp, Inc.	500	7,850
Essent Group, Ltd.(a)	6,000	243,000
Federal Agricultural Mortgage Corp. Class C	600	43,644
First Defiance Financial Corp.	748	39,263
Flagstar Bancorp, Inc.(a)	1,600	56,768
Greene County Bancorp, Inc.	200	6,010

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Hingham Institution for Savings	81	$15,412
Home Bancorp, Inc.	400	16,728
HomeStreet, Inc.(a)	2,074	55,998
Impac Mortgage Holdings, Inc.(a)	589	7,692
Kearny Financial Corp.	6,200	95,170
LendingTree, Inc.(a)	510	124,670
Malvern Bancorp, Inc.(a)	400	10,700
Meridian Bancorp, Inc.	3,400	63,410
Meta Financial Group, Inc.	681	53,390
MGIC Investment Corp.(a)	27,100	339,563
Nationstar Mortgage Holdings, Inc.(a)(b)	2,200	40,854
New York Community Bancorp, Inc.(b)	35,323	455,314
NMI Holdings, Inc. Class A(a)	4,600	57,040
Northfield Bancorp, Inc.	3,000	52,050
Northwest Bancshares, Inc.	7,000	120,890
OceanFirst Financial Corp.	2,200	60,478
Ocwen Financial Corp.(a)	7,600	26,144
Oritani Financial Corp.	2,900	48,720
PCSB Financial Corp.(a)	1,300	24,518
PennyMac Financial Services, Inc. Class A(a)	1,100	19,580
PHH Corp.(a)	3,700	51,541
Provident Bancorp, Inc.(a)	200	4,630
Provident Financial Holdings, Inc.	400	7,840
Provident Financial Services, Inc.	4,700	125,349
Prudential Bancorp, Inc.	600	11,118
Radian Group, Inc.	16,300	304,647
Riverview Bancorp, Inc.	1,300	10,920
SI Financial Group, Inc.	700	10,465
Southern Missouri Bancorp, Inc.	500	18,245
Territorial Bancorp, Inc.	555	17,521
TFS Financial Corp.	4,029	64,988
Timberland Bancorp, Inc.	400	12,536
TrustCo Bank Corp. NY	6,900	61,410
United Community Financial Corp.	3,400	32,640
United Financial Bancorp, Inc.	3,600	65,844
Walker & Dunlop, Inc.(a)	2,000	104,660
Washington Federal, Inc.	6,517	219,297
Waterstone Financial, Inc.	1,800	35,100
Western New England Bancorp, Inc.	2,000	21,800
WSFS Financial Corp.	2,200	107,250

		4,043,779

Tobacco – 0.1%
Turning Point Brands, Inc.(a)	400	6,800
Universal Corp.	1,841	105,489
Vector Group, Ltd.	7,298	149,380

		261,669

Trading Companies & Distributors – 1.1%
Air Lease Corp.	7,100	302,602
Aircastle, Ltd.	3,500	78,015
Applied Industrial Technologies, Inc.	2,861	188,254
Beacon Roofing Supply, Inc.(a)	4,949	253,636
BMC Stock Holdings, Inc.(a)	5,125	109,419
CAI International, Inc.(a)	1,100	33,352
DXP Enterprises, Inc.(a)	1,200	37,788
EnviroStar, Inc.	200	5,530
Foundation Building Materials, Inc.(a)	1,200	16,968
GATX Corp.	2,885	177,601
GMS, Inc.(a)	2,000	70,800
H&E Equipment Services, Inc.	2,400	70,080
HD Supply Holdings, Inc.(a)	15,030	542,132
Herc Holdings, Inc.(a)	1,738	85,388
Huttig Building Products, Inc.(a)(b)	1,700	12,002
Kaman Corp.	1,999	111,504
Lawson Products, Inc.(a)	400	10,080
MRC Global, Inc.(a)	6,400	111,936
MSC Industrial Direct Co., Inc. Class A	3,305	249,759
Neff Corp. Class A(a)	600	15,000
Nexeo Solutions, Inc.(a)	1,800	13,140
NOW, Inc.(a)	7,700	106,337
Rush Enterprises, Inc. Class A(a)	2,200	101,838
Rush Enterprises, Inc. Class B(a)	400	17,448
SiteOne Landscape Supply, Inc.(a)	2,500	145,250
Textainer Group Holdings, Ltd.(a)	1,900	32,585
Titan Machinery, Inc.(a)	1,700	26,401
Triton International, Ltd.(a)	3,100	103,168
Univar, Inc.(a)	7,801	225,683
Veritiv Corp.(a)	791	25,707
Watsco, Inc.	2,227	358,703
WESCO International, Inc.(a)	3,628	211,331
Willis Lease Finance Corp.(a)	200	4,918

		3,854,355

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	5,820	420,088
Wesco Aircraft Holdings, Inc.(a)	4,200	39,480

		459,568

Water Utilities – 0.3%
American States Water Co.	2,646	130,316
Aqua America, Inc.	13,315	441,925
AquaVenture Holdings, Ltd.(a)	800	10,800
Artesian Resources Corp. Class A	751	28,388
Cadiz, Inc.(a)	1,500	19,050
California Water Service Group	3,576	136,424
Connecticut Water Service, Inc.	800	47,440
Consolidated Water Co., Ltd.	900	11,520
Global Water Resources, Inc.	700	6,594
Middlesex Water Co.	1,100	43,197
Pure Cycle Corp.(a)	1,200	9,000
SJW Group	1,200	67,920
York Water Co.	1,100	37,290

		989,864

Wireless Telecommunication Services – 0.6%
Boingo Wireless, Inc.(a)	2,700	57,699
Shenandoah Telecommunications Co.	3,350	124,620
Spok Holdings, Inc.	1,400	21,490
Sprint Corp.(a)(b)	46,674	363,123
T-Mobile US, Inc.(a)	21,833	1,346,223
Telephone & Data Systems, Inc.	7,200	200,808
United States Cellular Corp.(a)	1,000	35,400

		2,149,363

TOTAL COMMON STOCKS (Cost $307,454,572)		342,531,694

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
RIGHTS – 0.0%(e)
Biotechnology – 0.0%(e)
Dyax Corp. (CVR) (expiring 12/31/19)(a)(f)	1,009	$2,472
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28)(a)(f)	200	2,354

		4,826

Media – 0.0%(e)
Media General, Inc. (CVR)(a)(f)	6,500	651

TOTAL RIGHTS (Cost $1,132)		5,477

SHORT-TERM INVESTMENTS – 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(g)(h)	6,772,143	6,772,143
State Street Navigator Securities Lending Government Money Market Portfolio(g)(i)	4,956,021	4,956,021

TOTAL SHORT-TERM INVESTMENTS (Cost $11,728,164)		11,728,164

TOTAL INVESTMENTS – 102.9% (Cost $319,183,868)		354,265,335
Liabilities in Excess of Other Assets – (2.9)%		(10,029,237)

NET ASSETS – 100.0%		$344,236,098

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at September 30, 2017.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.

(e)	Amount shown represents less than 0.05% of net assets.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $5,477 representing less than 0.05% of net assets.

(g)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at September 30, 2017.

(i)	Investment of cash collateral for securities loaned.

CVR	Contingent Value Rights
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini S&P MidCap 400 Index (long)	12/15/2017	22	3,786,700	$3,950,540	$163,840
Russell 2000 Mini Index Futures (long)	12/15/2017	39	2,723,597	2,911,155	187,558

Total unrealized appreciation on open futures contracts purchased					$351,398

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$5,845,569	$–	$–	$5,845,569
Air Freight & Logistics	1,111,102	–	–	1,111,102
Airlines	1,357,259	–	–	1,357,259
Auto Components	4,035,520	–	–	4,035,520
Automobiles	3,872,671	–	–	3,872,671
Banks	25,123,913	–	–	25,123,913
Beverages	391,188	–	–	391,188
Biotechnology	15,861,635	–	–	15,861,635
Building Products	3,440,960	–	–	3,440,960
Capital Markets	5,611,292	–	–	5,611,292
Chemicals	9,018,885	–	–	9,018,885
Commercial Services & Supplies	5,501,680	–	–	5,501,680

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Communications Equipment	$5,618,350	$–	$–		$5,618,350
Construction & Engineering	2,470,065	–	–		2,470,065
Construction Materials	730,758	–	–		730,758
Consumer Finance	2,611,219	–	–		2,611,219
Containers & Packaging	3,192,063	–	–		3,192,063
Distributors	452,134	–	–		452,134
Diversified Consumer Services	2,737,998	–	–		2,737,998
Diversified Financial Services	2,653,160	–	–		2,653,160
Diversified Telecommunication Services	1,602,344	–	–		1,602,344
Electric Utilities	3,631,311	–	–		3,631,311
Electrical Equipment	2,309,894	–	–		2,309,894
Electronic Equipment, Instruments & Components	10,753,274	–	–		10,753,274
Energy Equipment & Services	3,636,148	–	–		3,636,148
Equity Real Estate Investment Trusts (REITs)	2,163,975	–	–		2,163,975
Food & Staples Retailing	1,794,823	–	–		1,794,823
Food Products	5,898,436	–	–		5,898,436
Gas Utilities	3,419,412	–	–		3,419,412
Health Care Equipment & Supplies	8,841,942	–	–		8,841,942
Health Care Providers & Services	4,649,625	–	–		4,649,625
Health Care Technology	2,076,975	–	–		2,076,975
Hotels, Restaurants & Leisure	12,140,054	–	–		12,140,054
Household Durables	3,978,648	–	–		3,978,648
Household Products	813,010	–	–		813,010
Independent Power Producers & Energy Traders	1,379,537	–	–		1,379,537
Industrial Conglomerates	552,695	–	–		552,695
Insurance	13,367,316	–	–		13,367,316
Internet & Catalog Retail	2,428,787	–	–		2,428,787
Internet Software & Services	7,950,486	–	–		7,950,486
IT Services	11,133,101	–	–		11,133,101
Leisure Equipment & Products	1,352,953	–	–		1,352,953
Life Sciences Tools & Services	3,238,413	–	–		3,238,413
Machinery	13,495,430	–	–		13,495,430
Marine	438,232	–	–		438,232
Media	7,512,100	–	–		7,512,100
Metals & Mining	4,692,314	–	0	(a)	4,692,314
Mortgage Real Estate Investment	640,151	–	–		640,151
Multi-Utilities	1,548,531	–	–		1,548,531
Multiline Retail	512,944	–	–		512,944
Oil, Gas & Consumable Fuels	10,797,276	–	–		10,797,276
Paper & Forest Products	1,135,607	–	–		1,135,607
Personal Products	1,112,438	–	–		1,112,438
Pharmaceuticals	3,796,137	–	–		3,796,137
Professional Services	3,276,255	–	–		3,276,255
Real Estate Investment Trusts (REITs)	29,441,641	–	–		29,441,641
Real Estate Management & Development	1,823,002	–	–		1,823,002
Road & Rail	2,942,562	–	–		2,942,562
Semiconductors & Semiconductor Equipment	12,155,038	–	–		12,155,038
Software	15,830,167	–	–		15,830,167
Specialty Retail	5,617,775	–	–		5,617,775
Technology Hardware, Storage & Peripherals	1,098,830	–	–		1,098,830
Textiles, Apparel & Luxury Goods	2,156,086	–	–		2,156,086
Thrifts & Mortgage Finance	4,043,779	–	–		4,043,779
Tobacco	261,669	–	–		261,669
Trading Companies & Distributors	3,854,355	–	–		3,854,355
Transportation Infrastructure	459,568	–	–		459,568
Water Utilities	989,864	–	–		989,864
Wireless Telecommunication Services	2,149,363	–	–		2,149,363
Rights
Biotechnology	–	4,826	–		4,826
Media	–	651	–		651

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$11,728,164	$–	$–	$11,728,164

Total Investments	$354,259,858	$5,477	$0	$354,265,335

Other Financial Instruments:
Futures Contracts(b)	351,398	–	–	351,398

Total Investments and Other Financial Instruments	$354,611,256	$5,477	$0	$354,616,733

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$44,011,644	$37,239,501	$–	$–	6,772,143	$6,772,143	$25,525
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,020,616	3,020,616	147,489,916	150,510,532	–	–	–	–	14,475
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	15,305,907	10,349,886	–	–	4,956,021	4,956,021	65,630

TOTAL		$3,020,616	$206,807,467	$198,099,919	$–	$–		$11,728,164	$105,630

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 102.0%
Aerospace & Defense – 7.9%
General Dynamics Corp.	308	$63,319
Huntington Ingalls Industries, Inc.	197	44,609
Lockheed Martin Corp.	149	46,233
Raytheon Co.	226	42,167
Spirit AeroSystems Holdings, Inc. Class A	960	74,611
United Technologies Corp.	238	27,627

		298,566

Airlines – 1.1%
Delta Air Lines, Inc.	828	39,926

Banks – 5.2%
Bank of America Corp.	1,402	35,527
Citigroup, Inc.	546	39,716
JPMorgan Chase & Co.	719	68,672
PNC Financial Services Group, Inc.	391	52,695

		196,610

Beverages – 2.1%
Coca-Cola Co.	827	37,223
PepsiCo, Inc.	391	43,569

		80,792

Biotechnology – 1.2%
Amgen, Inc.	240	44,748

Capital Markets – 2.6%
Bank of New York Mellon Corp.	664	35,205
Franklin Resources, Inc.	768	34,184
S&P Global, Inc.	194	30,324

		99,713

Commercial Services & Supplies – 3.8%
KAR Auction Services, Inc.	750	35,805
Republic Services, Inc.	734	48,488
Waste Management, Inc.	738	57,763

		142,056

Communications Equipment – 2.6%
Cisco Systems, Inc.	1,614	54,279
Motorola Solutions, Inc.	520	44,132

		98,411

Consumer Finance – 1.1%
American Express Co.	448	40,526

Diversified Consumer Services – 0.9%
H&R Block, Inc.	1,253	33,179

Electric Utilities – 7.5%
American Electric Power Co., Inc.	641	45,024
Edison International	631	48,694
Exelon Corp.	1,351	50,892
PG&E Corp.	719	48,957
Pinnacle West Capital Corp.	582	49,214
PPL Corp.	1,098	41,669

		284,450

Electronic Equipment, Instruments & Components – 2.4%
Corning, Inc.	1,472	44,042
TE Connectivity, Ltd.	577	47,926

		91,968

Food & Staples Retailing – 2.8%
Sysco Corp.	847	45,696
Wal-Mart Stores, Inc.	781	61,027

		106,723

Food Products – 1.4%
Tyson Foods, Inc. Class A	725	51,076

Health Care Equipment & Supplies – 5.6%
Abbott Laboratories	809	43,168
Baxter International, Inc.	1,087	68,209
C.R. Bard, Inc.	181	58,011
Hologic, Inc.(a)	1,132	41,533

		210,921

Health Care Providers & Services – 5.4%
Cardinal Health, Inc.	437	29,244
Express Scripts Holding Co.(a)	489	30,963
HCA Healthcare, Inc.(a)	528	42,024
McKesson Corp.	120	18,433
Quest Diagnostics, Inc.	298	27,905
UnitedHealth Group, Inc.	289	56,601

		205,170

Hotels, Restaurants & Leisure – 3.5%
Carnival Corp.	747	48,234
Darden Restaurants, Inc.	580	45,692
McDonald’s Corp.	250	39,170

		133,096

Household Products – 2.7%
Kimberly-Clark Corp.	343	40,364
Procter & Gamble Co.	671	61,048

		101,412

Industrial Conglomerates – 2.1%
3M Co.	191	40,091
Honeywell International, Inc.	263	37,278

		77,369

Insurance – 6.8%
Allstate Corp.	767	70,495
Everest Re Group, Ltd.	226	51,616
Hartford Financial Services Group, Inc.	683	37,859
Marsh & McLennan Cos., Inc.	449	37,631
Principal Financial Group, Inc.	289	18,594
Travelers Cos., Inc.	337	41,289

		257,484

It Services – 3.0%
Accenture PLC Class A	271	36,604
Amdocs, Ltd.	545	35,054
International Business Machines Corp.	297	43,089

		114,747

Life Sciences Tools & Services – 3.0%
Agilent Technologies, Inc.	1,093	70,170
Thermo Fisher Scientific, Inc.	218	41,246

		111,416

Machinery – 0.8%
Illinois Tool Works, Inc.	203	30,036

Media – 2.7%
Comcast Corp. Class A	1,412	54,334

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Time Warner, Inc.	451	$46,205

		100,539

Multi-Utilities – 3.7%
CenterPoint Energy, Inc.	1,675	48,926
DTE Energy Co.	444	47,668
Public Service Enterprise Group, Inc.	935	43,244

		139,838

Pharmaceuticals – 5.0%
Eli Lilly & Co.	533	45,593
Johnson & Johnson	472	61,365
Merck & Co., Inc.	719	46,037
Pfizer, Inc.	1,040	37,128

		190,123

Real Estate Investment Trusts (Reits) – 3.6%
AGNC Investment Corp. REIT	2,234	48,433
Annaly Capital Management, Inc. REIT	4,235	51,625
Gaming and Leisure Properties, Inc. REIT	940	34,676

		134,734

Road & Rail – 1.0%
Union Pacific Corp.	329	38,154

Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	1,234	46,991
Texas Instruments, Inc.	769	68,933

		115,924

Specialty Retail – 3.1%
Best Buy Co., Inc.	642	36,568
Home Depot, Inc.	244	39,909
Lowe’s Cos., Inc.	525	41,969

		118,446

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	485	74,748
HP, Inc.	1,613	32,196

		106,944

Tobacco – 1.5%
Altria Group, Inc.	866	54,922

TOTAL COMMON STOCKS (Cost $3,314,074)		3,850,019

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $17,884)	17,884	17,884

TOTAL INVESTMENTS – 102.5% (Cost $3,331,958)		3,867,903
Liabilities in Excess of Other Assets – (2.5)%		(94,629)

NET ASSETS – 100.0%		$3,773,274

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$298,566	$–	$–	$298,566
Airlines	39,926	–	–	39,926
Banks	196,610	–	–	196,610
Beverages	80,792	–	–	80,792
Biotechnology	44,748	–	–	44,748
Capital Markets	99,713	–	–	99,713
Commercial Services & Supplies	142,056	–	–	142,056
Communications Equipment	98,411	–	–	98,411
Consumer Finance	40,526	–	–	40,526
Diversified Consumer Services	33,179	–	–	33,179
Electric Utilities	284,450	–	–	284,450
Electronic Equipment, Instruments & Components	91,968	–	–	91,968
Food & Staples Retailing	106,723	–	–	106,723
Food Products	51,076	–	–	51,076
Health Care Equipment & Supplies	210,921	–	–	210,921
Health Care Providers & Services	205,170	–	–	205,170

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$133,096	$–	$–	$133,096
Household Products	101,412	–	–	101,412
Industrial Conglomerates	77,369	–	–	77,369
Insurance	257,484	–	–	257,484
IT Services	114,747	–	–	114,747
Life Sciences Tools & Services	111,416	–	–	111,416
Machinery	30,036	–	–	30,036
Media	100,539	–	–	100,539
Multi-Utilities	139,838	–	–	139,838
Pharmaceuticals	190,123	–	–	190,123
Real Estate Investment Trusts (REITs)	134,734	–	–	134,734
Road & Rail	38,154	–	–	38,154
Semiconductors & Semiconductor Equipment	115,924	–	–	115,924
Specialty Retail	118,446	–	–	118,446
Technology Hardware, Storage & Peripherals	106,944	–	–	106,944
Tobacco	54,922	–	–	54,922
Short-Term Investment	17,884	–	–	17,884

Total Investments	$3,867,903	$–	$–	$3,867,903

Affiliate Table

	Number of shares held at 2/19/16*	Value at 2/19/16*	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$138,795	$120,911	$–	$–	17,884	$17,884	$137
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,233	20,233	90,472	110,705	–	–	–	–	58

TOTAL		$20,233	$229,267	$231,616	$–	$–		$17,884	$195

*	Commencement of oeprations.

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 101.8%
Australia – 8.3%
AGL Energy, Ltd.	1,913	$35,079
CIMIC Group, Ltd.	1,241	43,050
Cochlear, Ltd.	337	42,099
GPT Group REIT	5,504	21,421
Mirvac Group REIT	24,763	44,495
Qantas Airways, Ltd.	10,558	48,298
Stockland REIT	11,792	39,786
Telstra Corp., Ltd.	9,913	27,146

		301,374

Belgium – 2.0%
Colruyt SA	693	35,503
Proximus SADP	1,114	38,396

		73,899

Denmark – 1.3%
Danske Bank A/S	1,149	45,961

Finland – 2.3%
Orion Oyj Class B	760	35,274
Stora Enso Oyj Class R	3,503	49,488

		84,762

France – 4.8%
Eutelsat Communications SA	1,178	34,899
Gecina SA REIT	229	37,143
Sanofi	493	48,963
Vinci SA	549	52,182

		173,187

Germany – 5.9%
CECONOMY AG	1,312	15,453
Deutsche Post AG	1,259	56,060
Fresenius Medical Care AG & Co. KGaA	445	43,544
METRO AG(a)	1,312	27,740
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138	29,513
OSRAM Licht AG	539	43,018

		215,328

Hong Kong – 12.9%
AIA Group, Ltd.	5,000	36,872
BOC Hong Kong Holdings, Ltd.	10,000	48,587
CLP Holdings, Ltd.	3,500	35,871
Hang Seng Bank, Ltd.	2,200	53,629
I-CABLE Communications, Ltd.(a)	1,386	46
Jardine Matheson Holdings, Ltd.	400	25,344
Link REIT	5,500	44,573
New World Development Co., Ltd.	24,335	34,957
Sun Hung Kai Properties, Ltd.	3,000	48,741
Swire Pacific, Ltd. Class A	4,000	38,819
WH Group, Ltd.(b)	50,500	53,664
Wharf Holdings, Ltd.	5,000	44,554

		465,657

Japan – 31.5%
Asahi Glass Co., Ltd.	1,000	37,090
Asahi Kasei Corp.	3,000	36,912
Astellas Pharma, Inc.	2,700	34,336
Bridgestone Corp.	1,100	49,897
Canon, Inc.	1,300	44,405
Central Japan Railway Co.	200	35,055
Chubu Electric Power Co., Inc.	2,900	35,991
Daiichi Sankyo Co., Ltd.	1,700	38,330
Daito Trust Construction Co., Ltd.	200	36,423
Fujitsu, Ltd.	6,000	44,556
Hitachi, Ltd.	7,000	49,308
Hoya Corp.	600	32,381
Japan Airlines Co., Ltd.	300	10,149
JXTG Holdings, Inc.	2,550	13,114
Konami Holdings Corp.	500	24,031
Kuraray Co., Ltd.	1,600	29,906
Marubeni Corp.	6,200	42,328
Mitsubishi Chemical Holdings Corp.	3,200	30,475
Mitsubishi Tanabe Pharma Corp.	2,100	48,132
Mitsui Chemicals, Inc.	1,400	42,535
Nippon Telegraph & Telephone Corp.	900	41,232
NTT DOCOMO, Inc.	1,600	36,537
Seiko Epson Corp.	1,400	33,867
Shionogi & Co., Ltd.	700	38,251
Sumitomo Chemical Co., Ltd.	7,000	43,717
Sumitomo Electric Industries, Ltd.	2,800	45,719
Suzuken Co., Ltd.	1,200	42,642
Suzuki Motor Corp.	1,000	52,432
Taisei Corp.	800	41,931
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,347
Tokyu Corp.	1,500	21,228

		1,143,257

Norway – 3.7%
DNB ASA	1,909	38,490
Orkla ASA	4,606	47,274
Telenor ASA	2,336	49,418

		135,182

Singapore – 4.7%
CapitaLand Commercial Trust	9,800	11,944
ComfortDelGro Corp., Ltd.	17,500	26,805
Oversea-Chinese Banking Corp., Ltd.	4,700	38,626
Singapore Airlines, Ltd.	4,700	34,749
United Overseas Bank, Ltd.	1,526	26,408
Wilmar International, Ltd.	14,000	32,785

		171,317

South Africa – 1.4%
Mondi PLC	1,925	51,783

Spain – 3.6%
ACS Actividades de Construccion y Servicios SA	1,294	47,966
Aena SME SA(b)	221	39,908
Endesa SA	1,796	40,501

		128,375

Sweden – 2.9%
Nordea Bank AB	2,159	29,202
Skanska AB Class B	1,579	36,504
Swedish Match AB	1,085	37,977

		103,683

Switzerland – 10.5%
ABB, Ltd.	828	20,486
Adecco Group AG	641	49,950
Lonza Group AG(a)	207	54,338
Novartis AG	404	34,613

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Roche Holding AG	150	$38,322
Sika AG	8	59,570
Sonova Holding AG	276	46,865
Swisscom AG	78	40,000
Zurich Insurance Group AG	119	36,330

		380,474

United Kingdom – 6.0%
Centrica PLC	5,584	14,010
Direct Line Insurance Group PLC	7,160	34,928
Kingfisher PLC	6,474	25,927
Lloyds Banking Group PLC	51,550	46,844
National Grid PLC	1,291	16,015
Smith & Nephew PLC	1,877	33,946
Wm Morrison Supermarkets PLC	14,697	46,160

		217,830

TOTAL COMMON STOCKS (Cost $3,202,827)		3,692,069

RIGHTS – 0.0%(C)
Singapore – 0.0%(C)
CapitaLand Commercial Trust (expiring 10/17/19)(a)(d) (Cost $0)	1,627	350

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(e)(f) (Cost $15,589)	15,589	15,589

TOTAL INVESTMENTS – 102.3% (Cost $3,218,416)		3,708,008
Liabilities in Excess of Other Assets – (2.3)%		(81,884)

NET ASSETS – 100.0%		$3,626,124

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Amount is less than 0.05% of net assets.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $350 representing less than 0.05% of net assets.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$301,374	$–	$–	$301,374
Belgium	73,899	–	–	73,899
Denmark	45,961	–	–	45,961
Finland	84,762	–	–	84,762
France	173,187	–	–	173,187
Germany	215,328	–	–	215,328
Hong Kong	465,657	–	–	465,657
Japan	1,143,257	–	–	1,143,257
Norway	135,182	–	–	135,182
Singapore	171,317	–	–	171,317
South Africa	51,783	–	–	51,783
Spain	128,375	–	–	128,375
Sweden	103,683	–	–	103,683
Switzerland	380,474	–	–	380,474
United Kingdom	217,830	–	–	217,830
Rights
Singapore	350	–	–	350

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investment	$15,589	$–	$–	$15,589

Total Investments	$3,708,008	$–	$–	$3,708,008

Affiliate Table

	Number of shares held at 2/19/16*	Value at 2/19/16*	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$108,436	$92,847	$–	$–	15,589	$15,589	$78
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	–	110,555	110,555	–	–	–	–	33

TOTAL		$–	$218,991	$203,402	$–	$–		$15,589	$111

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Disciplined Global Equity Portfolio. The portfolio of investments for the State Street Disciplined Global Equity Portfolio follows.

State Street Disciplined Global Equity Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.7%
Australia – 1.2%
Qantas Airways, Ltd.	6,574	$30,073
Telstra Corp., Ltd.	9,964	27,285

		57,358

Canada – 3.2%
BCE, Inc.	859	40,153
Metro, Inc.	802	27,517
Shaw Communications, Inc. Class B	1,954	44,872
TELUS Corp.	1,279	45,897

		158,439

Denmark – 1.3%
Danske Bank A/S	548	21,921
Vestas Wind Systems A/S	468	42,006

		63,927

France – 2.1%
Peugeot SA	1,992	47,452
Sanofi	544	54,028

		101,480

Germany – 2.6%
CECONOMY AG	1,496	17,620
Fresenius SE & Co. KGaA	280	22,592
METRO AG(a)	1,496	31,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	16,895
RWE AG(a)	1,673	38,013

		126,751

Hong Kong – 7.8%
BOC Hong Kong Holdings, Ltd.	12,000	58,305
CK Hutchison Holdings, Ltd.	1,500	19,175
CLP Holdings, Ltd.	5,000	51,244
Hang Seng Bank, Ltd.	2,100	51,191
Jardine Matheson Holdings, Ltd.	400	25,344
Link REIT	6,500	52,678
Power Assets Holdings, Ltd.	3,500	30,314
Sun Hung Kai Properties, Ltd.	2,000	32,494
WH Group, Ltd.(b)	57,000	60,571

		381,316

Italy – 1.4%
Enel SpA	11,140	67,100

Japan – 16.0%
Asahi Glass Co., Ltd.	600	22,254
Astellas Pharma, Inc.	2,500	31,793
Bridgestone Corp.	700	31,752
Central Japan Railway Co.	300	52,583
Daiichi Sankyo Co., Ltd.	1,500	33,820
Daiwa House Industry Co., Ltd.	800	27,611
Fujitsu, Ltd.	5,000	37,130
Hitachi, Ltd.	9,000	63,395
Hoya Corp.	600	32,381
Kirin Holdings Co., Ltd.	2,400	56,458
Marubeni Corp.	5,900	40,280
Mitsubishi Materials Corp.	600	20,735
Mitsui Chemicals, Inc.	1,200	36,459
Nippon Telegraph & Telephone Corp.	1,100	50,395
Sekisui Chemical Co., Ltd.	2,300	45,238
Sumitomo Rubber Industries, Ltd.	1,900	34,805
Suzuki Motor Corp.	1,200	62,918
Taisei Corp.	1,000	52,414
Toyota Motor Corp.	800	47,688

		780,109

New Zealand – 0.9%
Spark New Zealand, Ltd.	16,707	44,083

Norway – 0.8%
Norsk Hydro ASA	5,426	39,466

Singapore – 1.1%
Ascendas REIT	6,500	12,733
Singapore Airlines, Ltd.	2,400	17,744
UOL Group, Ltd.	3,785	22,633

		53,110

Spain – 0.6%
ACS Actividades de Construccion y Servicios SA	807	29,914

Sweden – 1.0%
Swedish Match AB	1,444	50,543

Switzerland – 2.8%
Sonova Holding AG	246	41,771
Swisscom AG	89	45,641
TE Connectivity, Ltd.	571	47,427

		134,839

United Kingdom – 0.8%
Direct Line Insurance Group PLC	8,421	41,080

United States – 55.1%
Abbott Laboratories	1,202	64,139
Agilent Technologies, Inc.	1,021	65,548
AGNC Investment Corp. REIT	2,720	58,970
Allstate Corp.	556	51,102
Altria Group, Inc.	478	30,315
Ameren Corp.	768	44,421
American Electric Power Co., Inc.	520	36,525
American Express Co.	471	42,607
Annaly Capital Management, Inc. REIT	4,735	57,720
Anthem, Inc.	235	44,622
Avery Dennison Corp.	522	51,333
Axis Capital Holdings, Ltd.	669	38,340
Bank of New York Mellon Corp.	555	29,426
Baxter International, Inc.	1,135	71,221
Carnival Corp.	849	54,820
CenterPoint Energy, Inc.	1,662	48,547
Cisco Systems, Inc.	834	28,047
Colgate-Palmolive Co.	229	16,683
Comcast Corp. Class A	1,101	42,366
Corning, Inc.	1,700	50,864
Cummins, Inc.	293	49,233
Delta Air Lines, Inc.	481	23,194

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United States – (continued)
DTE Energy Co.	492	$52,821
Eaton Corp. PLC	659	50,605
Edison International	520	40,128
Eli Lilly & Co.	330	28,228
Entergy Corp.	494	37,722
Everest Re Group, Ltd.	202	46,135
Exelon Corp.	1,239	46,673
Express Scripts Holding Co.(a)	534	33,813
General Dynamics Corp.	121	24,875
HCA Healthcare, Inc.(a)	522	41,546
Hologic, Inc.(a)	824	30,233
Home Depot, Inc.	149	24,370
HP, Inc.	1,887	37,664
IDEXX Laboratories, Inc.(a)	175	27,211
International Business Machines Corp.	150	21,762
Johnson & Johnson	386	50,184
JPMorgan Chase & Co.	589	56,255
Kimberly-Clark Corp.	384	45,189
KLA-Tencor Corp.	207	21,942
Lincoln National Corp.	408	29,980
McKesson Corp.	123	18,894
Merck & Co., Inc.	809	51,800
Motorola Solutions, Inc.	535	45,405
NetApp, Inc.	800	35,008
PepsiCo, Inc.	473	52,706
Pfizer, Inc.	404	14,423
Pinnacle West Capital Corp.	614	51,920
PNC Financial Services Group, Inc.	449	60,512
PPL Corp.	624	23,681
Principal Financial Group, Inc.	667	42,915
Procter & Gamble Co.	421	38,303
Prudential Financial, Inc.	103	10,951
Public Service Enterprise Group, Inc.	846	39,127
Quest Diagnostics, Inc.	580	54,311
Raytheon Co.	155	28,920
Republic Services, Inc.	211	13,939
Southwest Airlines Co.	503	28,158
Synopsys, Inc.(a)	404	32,534
Sysco Corp.	659	35,553
Texas Instruments, Inc.	678	60,776
Tyson Foods, Inc. Class A	599	42,200
UnitedHealth Group, Inc.	266	52,096
US Bancorp	808	43,301
Wal-Mart Stores, Inc.	164	12,815
Waste Management, Inc.	713	55,806

		2,693,433

TOTAL COMMON STOCKS (Cost $4,179,939)		4,822,948

SHORT-TERM INVESTMENT – 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(c)(d) (Cost $42,041)	42,041	42,041

TOTAL INVESTMENTS – 99.6% (Cost $4,221,980)		4,864,989
Other Assets in Excess of Liabilities – 0.4%		21,294

NET ASSETS – 100.0%		$4,886,283

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.2% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$57,358	$–	$–	$57,358
Canada	158,439	–	–	158,439
Denmark	63,927	–	–	63,927
France	101,480	–	–	101,480
Germany	126,751	–	–	126,751
Hong Kong	381,316	–	–	381,316
Italy	67,100	–	–	67,100
Japan	780,109	–	–	780,109
New Zealand	44,083	–	–	44,083
Norway	39,466	–	–	39,466
Singapore	53,110	–	–	53,110

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Spain	$29,914	$–	$–	$29,914
Sweden	50,543	–	–	50,543
Switzerland	134,839	–	–	134,839
United Kingdom	41,080	–	–	41,080
United States	2,693,433	–	–	2,693,433
Short-Term Investment	42,041	–	–	42,041

Total Investments	$4,864,989	$–	$–	$4,864,989

Affiliate Table

	Number of shares held at 6/30/17	Value at 6/30/17	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$161,851	$143,595	$–	$–	42,041	$42,041	$139

TOTAL		$23,785	$161,851	$143,595	$–	$–		$42,041	$139

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.4%
Brazil – 7.4%
Ambev SA	504,385	$3,354,966
B3 SA – Brasil Bolsa Balcao	220,692	1,670,984
Banco Bradesco SA	98,368	1,038,677
Banco Bradesco SA Preference Shares	326,689	3,619,951
Banco do Brasil SA	92,298	1,018,352
Banco Santander Brasil SA	44,500	388,847
BB Seguridade Participacoes SA	74,137	671,022
BR Malls Participacoes SA	88,603	394,115
Braskem SA Class A, Preference Shares	17,900	240,108
BRF SA(a)	47,423	684,700
CCR SA	128,269	718,159
Centrais Eletricas Brasileiras SA(a)	24,000	149,926
Centrais Eletricas Brasileiras SA Class B, Preference Shares	23,300	167,136
Cia Brasileira de Distribuicao Preference Shares(a)	17,000	403,079
Cia de Saneamento Basico do Estado de Sao Paulo	37,000	389,283
Cia Energetica de Minas Gerais Preference Shares	81,700	206,113
Cia Paranaense de Energia Preference Shares	11,500	102,633
Cia Siderurgica Nacional SA(a)	68,800	209,022
Cielo SA	131,356	912,763
Cosan SA Industria e Comercio	17,700	202,564
CPFL Energia SA	27,486	236,527
Duratex SA	35,878	107,413
EDP – Energias do Brasil SA	33,550	160,583
Embraer SA	71,317	403,351
Engie Brasil Energia SA	17,870	204,792
Equatorial Energia SA	21,500	416,318
Fibria Celulose SA	26,835	363,524
Gerdau SA Preference Shares	99,200	346,227
Hypermarcas SA	37,100	377,668
Itau Unibanco Holding SA Preference Shares	345,441	4,734,163
Itausa – Investimentos Itau SA	248	822
Itausa – Investimentos Itau SA Preference Shares	423,705	1,477,472
JBS SA	89,000	239,160
Klabin SA	63,907	370,736
Kroton Educacional SA	148,521	941,418
Localiza Rent a Car SA	17,995	328,309
Lojas Americanas SA	21,698	107,765
Lojas Americanas SA Preference Shares	77,773	473,304
Lojas Renner SA	76,492	872,011
M Dias Branco SA	10,600	166,549
Multiplan Empreendimentos Imobiliarios SA	8,818	204,424
Natura Cosmeticos SA	18,900	186,422
Odontoprev SA	29,500	143,902
Petroleo Brasileiro SA(a)	317,414	1,586,493
Petroleo Brasileiro SA Preference Shares(a)	417,698	2,020,385
Porto Seguro SA	12,600	150,054
Qualicorp SA	24,636	295,182
Raia Drogasil SA	24,500	580,908
Rumo SA(a)	86,423	330,321
Sul America SA	23,033	130,269
Suzano Papel e Celulose SA Class A, Preference Shares	44,100	255,274
Telefonica Brasil SA Preference Shares	47,355	755,578
Tim Participacoes SA	91,000	332,279
Transmissora Alianca de Energia Eletrica SA	20,700	145,606
Ultrapar Participacoes SA	38,882	925,724
Vale SA	294,048	2,962,651
Vale SA Preference Shares	32,300	301,643
WEG SA	61,100	413,366

		40,590,993

Chile – 1.2%
AES Gener SA	291,284	102,061
Aguas Andinas SA Class A	287,699	183,311
Banco de Chile	2,692,027	411,219
Banco de Credito e Inversiones	4,056	256,885
Banco Santander Chile	7,015,602	522,386
Cencosud SA	152,418	466,605
Cia Cervecerias Unidas SA	16,265	219,291
Colbun SA	865,407	209,538
Embotelladora Andina SA Class B, Preference Shares	28,953	135,517
Empresa Nacional de Telecomunicaciones SA	16,785	173,851
Empresas CMPC SA	135,628	357,527
Empresas COPEC SA	48,250	632,656
Enel Americas SA	3,087,991	633,175
Enel Chile SA	2,151,997	262,766
Enel Generacion Chile SA	352,870	308,541
Itau CorpBanca	16,977,943	160,022
Latam Airlines Group SA	32,467	427,929
SACI Falabella	77,258	754,520
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	10,265	570,306

		6,788,106

China – 27.9%
3SBio, Inc.(a)(b)(c)	106,300	170,391
58.com, Inc. ADR(a)	9,600	606,144
AAC Technologies Holdings, Inc.	79,000	1,327,000
Agricultural Bank of China, Ltd. Class H	2,801,000	1,255,137
Air China, Ltd. Class H	184,000	152,888
Alibaba Group Holding, Ltd. ADR(a)(b)	121,582	20,998,427
Alibaba Health Information Technology, Ltd.(a)(b)	332,500	166,022
Aluminum Corp. of China, Ltd. Class H(a)(b)	426,000	382,329
Anhui Conch Cement Co., Ltd. Class H	131,500	524,438
ANTA Sports Products, Ltd.	114,000	479,458
Autohome, Inc. ADR(a)	5,600	336,448
AviChina Industry & Technology Co., Ltd. Class H	212,000	128,111

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Baidu, Inc. ADR(a)	29,300	$7,257,317
Bank of China, Ltd. Class H	8,490,000	4,184,836
Bank of Communications Co., Ltd. Class H	926,000	675,765
Beijing Capital International Airport Co., Ltd. Class H	164,000	244,403
Beijing Enterprises Holdings, Ltd.	54,500	293,060
Beijing Enterprises Water Group, Ltd.(a)	512,000	412,316
Brilliance China Automotive Holdings, Ltd.	320,000	852,164
Byd Co., Ltd. Class H(b)	68,000	630,750
CGN Power Co., Ltd. Class H(c)	1,153,700	319,048
China Cinda Asset Management Co., Ltd. Class H	941,481	347,148
China CITIC Bank Corp., Ltd. Class H	946,000	600,735
China Coal Energy Co., Ltd. Class H	230,000	108,659
China Communications Construction Co., Ltd. Class H	469,000	585,447
China Communications Services Corp., Ltd. Class H	240,000	123,523
China Conch Venture Holdings, Ltd.	176,500	343,478
China Construction Bank Corp. Class H	8,988,000	7,456,725
China Everbright Bank Co., Ltd. Class H	308,000	142,353
China Everbright International, Ltd.	265,000	332,493
China Everbright, Ltd.	94,000	216,145
China Evergrande Group(a)(b)	345,000	1,203,637
China Galaxy Securities Co., Ltd. Class H	356,000	312,213
China Huarong Asset Management Co., Ltd.(c)	680,500	304,063
China Huishan Dairy Holdings Co., Ltd.(d)	406,100	–
China Jinmao Holdings Group, Ltd.	388,000	195,225
China Life Insurance Co., Ltd. Class H	792,000	2,357,535
China Longyuan Power Group Corp., Ltd. Class H	343,000	255,580
China Medical System Holdings, Ltd.	135,000	235,754
China Mengniu Dairy Co., Ltd.(a)	291,000	814,056
China Merchants Bank Co., Ltd. Class H	416,000	1,461,994
China Merchants Port Holdings Co., Ltd.	141,059	435,239
China Minsheng Banking Corp., Ltd. Class H(b)	588,000	539,014
China Mobile, Ltd.	656,000	6,647,599
China National Building Material Co., Ltd. Class H(b)	318,000	220,259
China Oilfield Services, Ltd. Class H	180,000	164,774
China Overseas Land & Investment, Ltd.	410,000	1,333,299
China Pacific Insurance Group Co., Ltd. Class H	282,600	1,217,495
China Petroleum & Chemical Corp. Class H	2,716,000	2,034,210
China Power International Development, Ltd.	338,000	111,214
China Railway Construction Corp., Ltd. Class H	201,500	255,400
China Railway Group, Ltd. Class H	428,000	353,986
China Resources Beer Holdings Co., Ltd.	173,333	469,355
China Resources Gas Group, Ltd.	96,000	334,311
China Resources Land, Ltd.	298,000	911,852
China Resources Power Holdings Co., Ltd.	206,000	371,875
China Shenhua Energy Co., Ltd. Class H	358,500	842,698
China Southern Airlines Co., Ltd. Class H	206,000	141,893
China State Construction International Holdings, Ltd.	220,000	320,535
China Taiping Insurance Holdings Co., Ltd.	171,800	459,705
China Telecom Corp., Ltd. Class H	1,468,000	751,789
China Unicom Hong Kong, Ltd.(a)	632,000	878,733
China Vanke Co., Ltd. Class H	128,200	421,824
Chongqing Changan Automobile Co., Ltd. Class B	89,300	118,103
Chongqing Rural Commercial Bank Co., Ltd. Class H	277,000	175,548
CITIC Securities Co., Ltd. Class H	242,000	532,290
CITIC, Ltd.	614,000	907,161
CNOOC, Ltd.	1,901,000	2,453,312
COSCO SHIPPING Ports, Ltd.	182,722	203,292
Country Garden Holdings Co., Ltd.	565,000	898,421
CRRC Corp., Ltd. Class H	443,000	393,616
CSPC Pharmaceutical Group, Ltd.	448,000	750,232
Ctrip.com International, Ltd. ADR(a)	41,867	2,208,066
Dongfeng Motor Group Co., Ltd. Class H	294,000	388,452
ENN Energy Holdings, Ltd.	80,000	579,718
Far East Horizon, Ltd.	200,000	187,947
Fosun International, Ltd.	275,000	579,526
Fuyao Glass Industry Group Co., Ltd. Class H(c)	52,056	188,944
Geely Automobile Holdings, Ltd.	524,000	1,475,924
GF Securities Co., Ltd. Class H	148,000	321,743
GOME Retail Holdings, Ltd.(b)	1,146,000	129,115

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Great Wall Motor Co., Ltd. Class H(b)	330,500	$406,212
Guangdong Investment, Ltd.	314,000	447,842
Guangzhou Automobile Group Co., Ltd. Class H	224,000	518,509
Guangzhou R&F Properties Co., Ltd. Class H	98,800	228,953
Haitian International Holdings, Ltd.	65,000	186,827
Haitong Securities Co., Ltd. Class H	343,600	555,166
Hengan International Group Co., Ltd.	76,500	708,125
Huaneng Power International, Inc. Class H	460,000	284,456
Huaneng Renewables Corp., Ltd. Class H	498,000	164,497
Huatai Securities Co., Ltd. Class H(c)	174,700	386,945
Industrial & Commercial Bank of China, Ltd. Class H	7,882,000	5,852,945
JD.com, Inc. ADR(a)	70,167	2,680,379
Jiangsu Expressway Co., Ltd. Class H	134,000	205,185
Jiangxi Copper Co., Ltd. Class H	129,000	203,805
Kingsoft Corp., Ltd.	79,000	184,081
Kunlun Energy Co., Ltd.	350,000	341,903
Lenovo Group, Ltd.	772,000	425,995
Longfor Properties Co., Ltd.	156,000	393,460
Minth Group, Ltd.	74,000	387,494
Momo, Inc. ADR(a)	11,500	360,410
NetEase, Inc. ADR	8,473	2,235,262
New China Life Insurance Co., Ltd. Class H	82,400	465,766
New Oriental Education & Technology Group, Inc. ADR	14,400	1,270,944
People’s Insurance Co. Group of China, Ltd. Class H	757,000	338,245
PetroChina Co., Ltd. Class H	2,260,000	1,432,266
PICC Property & Casualty Co., Ltd. Class H	486,000	857,424
Ping An Insurance Group Co. of China, Ltd. Class H	557,000	4,275,180
Semiconductor Manufacturing International Corp.(a)(b)	293,300	331,200
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	196,000	138,769
Shanghai Electric Group Co., Ltd. Class H(a)	318,000	140,054
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	50,000	207,408
Shanghai Industrial Holdings, Ltd.	51,000	154,423
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	94,960	150,417
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,800	185,164
Shenzhou International Group Holdings, Ltd.	60,000	470,124
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	153,804
SINA Corp.(a)	6,000	687,900
Sino-Ocean Group Holding, Ltd.	313,000	208,782
Sinopec Engineering Group Co., Ltd. Class H	127,200	112,206
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	226,228
Sinopharm Group Co., Ltd. Class H	126,400	556,693
SOHO China, Ltd.(a)	208,500	119,323
Sunac China Holdings, Ltd.(b)	219,700	1,005,579
Sunny Optical Technology Group Co., Ltd.	76,100	1,210,086
TAL Education Group ADR	29,600	997,816
Tencent Holdings, Ltd.	607,100	26,131,719
Tingyi Cayman Islands Holding Corp.	212,000	319,193
TravelSky Technology, Ltd. Class H	101,000	263,145
Tsingtao Brewery Co., Ltd. Class H	36,000	137,811
Vipshop Holdings, Ltd. ADR(a)	43,188	379,623
Want Want China Holdings, Ltd.	543,000	381,665
Weibo Corp. ADR(a)(b)	4,960	490,742
Weichai Power Co., Ltd. Class H	211,000	231,242
Yanzhou Coal Mining Co., Ltd. Class H	192,000	189,033
YY, Inc. ADR(a)	4,500	390,510
Zhejiang Expressway Co., Ltd. Class H	144,000	179,016
Zhuzhou CRRC Times Electric Co., Ltd. Class H	59,600	333,837
Zijin Mining Group Co., Ltd. Class H	630,000	216,165
ZTE Corp. Class H(a)	73,600	240,757

		153,240,394

Colombia – 0.4%
Bancolombia SA	24,745	275,868
Bancolombia SA Preference Shares	48,008	552,215
Cementos Argos SA	50,813	202,440
Ecopetrol SA	532,983	254,084
Grupo Argos SA	31,797	228,673
Grupo Aval Acciones y Valores SA Preference Shares	366,121	165,810
Grupo de Inversiones Suramericana SA	25,441	354,144
Grupo de Inversiones Suramericana SA Preference Shares	11,829	161,843
Interconexion Electrica SA ESP	42,597	198,427

		2,393,504

Czech Republic – 0.2%
CEZ A/S	17,511	351,483
Komercni banka A/S	8,245	360,016

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Czech Republic – (continued)
Moneta Money Bank A/S(c)	53,364	$187,866
O2 Czech Republic A/S	6,222	76,411

		975,776

Egypt – 0.1%
Commercial International Bank Egypt SAE	110,246	509,380
Egyptian Financial Group-Hermes Holding Co.	45,677	58,229
Global Telecom Holding SAE(a)	216,036	78,336

		645,945

Greece – 0.3%
Alpha Bank AE(a)	150,648	297,420
Eurobank Ergasias SA(a)	201,024	177,762
FF Group(a)	3,869	84,114
Hellenic Telecommunications Organization SA	26,249	317,453
JUMBO SA	10,278	169,987
National Bank of Greece SA(a)	567,689	192,612
OPAP SA	24,021	254,159
Piraeus Bank SA(a)	30,958	106,136
Titan Cement Co. SA	5,183	131,248

		1,730,891

Hong Kong – 0.5%
Alibaba Pictures Group, Ltd.(a)(b)	1,295,900	207,392
China Gas Holdings, Ltd.	188,000	563,227
Fullshare Holdings, Ltd.(a)(b)	753,600	328,042
GCL-Poly Energy Holdings, Ltd.(a)(b)	1,318,000	180,555
Haier Electronics Group Co., Ltd.(a)	134,000	326,649
Nine Dragons Paper Holdings, Ltd.	177,000	348,076
Shimao Property Holdings, Ltd.	122,500	265,681
Sino Biopharmaceutical, Ltd.	474,000	501,266
Sun Art Retail Group, Ltd.	259,500	240,872

		2,961,760

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	39,424	450,078
OTP Bank PLC	25,119	945,853
Richter Gedeon Nyrt	14,989	373,611

		1,769,542

India – 8.2%
ACC, Ltd.	5,064	128,693
Adani Ports & Special Economic Zone, Ltd.	77,188	446,679
Ambuja Cements, Ltd.	64,796	265,354
Apollo Hospitals Enterprise, Ltd.	8,640	132,920
Ashok Leyland, Ltd.	124,370	234,765
Asian Paints, Ltd.	30,540	528,816
Aurobindo Pharma, Ltd.	28,214	299,849
Axis Bank, Ltd.	179,017	1,398,262
Bajaj Auto, Ltd.	9,077	432,693
Bajaj Finance, Ltd.	17,564	493,712
Bajaj Finserv, Ltd.	4,138	327,835
Bharat Forge, Ltd.	11,566	104,788
Bharat Forge, Ltd. Bonus Shares(e)	11,566	104,275
Bharat Heavy Electricals, Ltd.	61,253	78,770
Bharat Heavy Electricals, Ltd. Bonus Shares(e)	30,627	39,362
Bharat Petroleum Corp., Ltd.	80,503	585,409
Bharti Airtel, Ltd.	126,636	752,798
Bharti Infratel, Ltd.	59,252	360,710
Bosch, Ltd.	792	248,561
Cadila Healthcare, Ltd.	21,302	153,275
Cipla, Ltd.	37,074	332,485
Coal India, Ltd.	73,365	304,377
Container Corp. Of India, Ltd.	4,453	92,032
Dabur India, Ltd.	54,100	252,817
Dr Reddy’s Laboratories, Ltd.	10,357	369,519
Dr Reddy’s Laboratories, Ltd. ADR	1,788	63,796
Eicher Motors, Ltd.	1,413	675,328
GAIL India, Ltd.	43,512	279,011
GAIL India, Ltd. GDR	1,917	73,709
Glenmark Pharmaceuticals, Ltd.	13,519	124,179
Godrej Consumer Products, Ltd.	25,442	356,975
Grasim Industries, Ltd.	34,847	605,501
Havells India, Ltd.	27,370	203,243
HCL Technologies, Ltd.	61,153	815,436
Hero MotoCorp, Ltd.	5,418	313,708
Hindalco Industries, Ltd.	124,702	459,710
Hindustan Petroleum Corp., Ltd.	64,981	427,768
Hindustan Unilever, Ltd.	69,590	1,246,111
Housing Development Finance Corp., Ltd.	161,370	4,274,502
ICICI Bank, Ltd.	226,347	959,861
ICICI Bank, Ltd. ADR	14,015	119,968
Idea Cellular, Ltd.	159,267	189,696
IDFC Bank, Ltd.	136,601	117,738
Indiabulls Housing Finance, Ltd.	33,671	616,511
Indian Oil Corp., Ltd.	63,011	385,523
Infosys, Ltd.	185,606	2,554,498
Infosys, Ltd. ADR(b)	9,457	137,978
ITC, Ltd.	362,674	1,431,929
JSW Steel, Ltd.	91,696	350,107
Larsen & Toubro, Ltd.	40,696	713,364
Larsen & Toubro, Ltd. GDR	9,719	171,540
LIC Housing Finance, Ltd.	32,033	307,481
Lupin, Ltd.	24,007	372,307
Mahindra & Mahindra Financial Services, Ltd.	30,712	193,878
Mahindra & Mahindra, Ltd.	31,523	607,102
Mahindra & Mahindra, Ltd. GDR	7,826	151,042
Marico, Ltd.	48,755	231,497
Maruti Suzuki India, Ltd.	11,329	1,384,733
Motherson Sumi Systems, Ltd.	67,613	348,261
Nestle India, Ltd.	2,494	277,005
NTPC, Ltd.	175,575	449,824
Oil & Natural Gas Corp., Ltd.	139,294	365,615
Piramal Enterprises, Ltd.	8,427	340,970
Power Finance Corp., Ltd.	65,689	122,840
Reliance Industries, Ltd.	255,991	3,061,546
Reliance Industries, Ltd. GDR(c)	11,146	265,832
Rural Electrification Corp., Ltd.	75,115	176,058
Shree Cement, Ltd.	903	256,094

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Shriram Transport Finance Co., Ltd.	15,929	$257,273
Siemens, Ltd.	7,109	129,076
State Bank of India	148,113	576,511
State Bank of India GDR	3,420	131,328
Sun Pharmaceutical Industries, Ltd.	101,290	781,074
Tata Consultancy Services, Ltd.	48,946	1,826,558
Tata Motors, Ltd.(a)	158,266	978,502
Tata Motors, Ltd. ADR(a)	2,430	75,986
Tata Motors, Ltd. Class A(a)	42,282	144,349
Tata Power Co., Ltd.	115,506	137,928
Tata Steel, Ltd.	21,865	218,416
Tata Steel, Ltd. GDR	10,534	104,813
Tech Mahindra, Ltd.	50,172	351,480
Titan Co., Ltd.	33,437	299,049
UltraTech Cement, Ltd.	9,311	549,409
United Spirits, Ltd.(a)	6,273	230,484
UPL, Ltd.	37,692	448,992
Vedanta, Ltd.	144,173	696,034
Vedanta, Ltd. ADR	3,228	62,494
Wipro, Ltd.	99,677	427,580
Wipro, Ltd. ADR(b)	24,096	136,865
Yes Bank, Ltd.	181,435	970,227
Zee Entertainment Enterprises, Ltd.	56,267	447,931

		45,030,890

Indonesia – 2.2%
Adaro Energy Tbk PT	1,562,200	211,672
AKR Corporindo Tbk PT	174,500	91,985
Astra International Tbk PT	2,169,800	1,272,657
Bank Central Asia Tbk PT	1,051,800	1,585,236
Bank Danamon Indonesia Tbk PT	371,500	143,426
Bank Mandiri Persero Tbk PT	2,003,500	1,000,337
Bank Negara Indonesia Persero Tbk PT	795,000	436,781
Bank Rakyat Indonesia Persero Tbk PT	1,189,800	1,349,335
Bumi Serpong Damai Tbk PT	811,500	106,642
Charoen Pokphand Indonesia Tbk PT	744,000	151,352
Gudang Garam Tbk PT	51,700	252,570
Hanjaya Mandala Sampoerna Tbk PT	1,000,900	286,842
Indocement Tunggal Prakarsa Tbk PT	198,300	278,259
Indofood CBP Sukses Makmur Tbk PT	244,000	158,059
Indofood Sukses Makmur Tbk PT	471,100	294,678
Jasa Marga Persero Tbk PT	247,489	102,898
Kalbe Farma Tbk PT	2,267,100	280,253
Lippo Karawaci Tbk PT	1,287,000	69,276
Matahari Department Store Tbk PT	250,300	172,361
Media Nusantara Citra Tbk PT	536,000	52,530
Pakuwon Jati Tbk PT	2,464,100	111,597
Perusahaan Gas Negara Persero Tbk	1,079,000	126,173
Semen Indonesia Persero Tbk PT	321,100	241,379
Summarecon Agung Tbk PT	1,065,000	84,210
Surya Citra Media Tbk PT	558,000	90,728
Telekomunikasi Indonesia Persero Tbk PT	5,369,200	1,865,607
Tower Bersama Infrastructure Tbk PT	224,500	109,591
Unilever Indonesia Tbk PT	161,800	588,325
United Tractors Tbk PT	181,600	431,450
Waskita Karya Persero Tbk PT	428,500	56,469
XL Axiata Tbk PT(a)	351,500	97,603

		12,100,281

Malaysia – 2.2%
AirAsia Bhd	151,400	123,702
Alliance Bank Malaysia Bhd	98,800	91,254
AMMB Holdings Bhd	180,000	185,861
Astro Malaysia Holdings Bhd	175,300	117,074
Axiata Group Bhd	292,337	362,782
British American Tobacco Malaysia Bhd	14,300	148,131
CIMB Group Holdings Bhd	431,498	643,798
Dialog Group Bhd	335,800	159,053
DiGi.Com Bhd	336,900	390,956
Felda Global Ventures Holdings Bhd	158,000	63,237
Gamuda Bhd	185,400	231,832
Genting Bhd	238,900	540,318
Genting Malaysia Bhd	316,000	402,624
Genting Plantations Bhd	23,600	57,568
HAP Seng Consolidated Bhd	63,800	137,497
Hartalega Holdings Bhd	70,000	115,382
Hong Leong Bank Bhd	71,200	267,432
Hong Leong Financial Group Bhd	23,900	93,959
IHH Healthcare Bhd	223,600	304,488
IJM Corp. Bhd	311,600	243,524
IOI Corp. Bhd	244,000	262,347
IOI Properties Group Bhd	154,925	74,114
Kuala Lumpur Kepong Bhd	51,600	300,129
Malayan Banking Bhd	386,193	871,621
Malaysia Airports Holdings Bhd	85,800	172,718
Maxis Bhd	192,300	264,142
MISC Bhd	144,600	249,989
Petronas Chemicals Group Bhd	255,900	441,802
Petronas Dagangan Bhd	24,600	141,687
Petronas Gas Bhd	74,500	315,820
PPB Group Bhd	47,800	190,860
Public Bank Bhd	310,500	1,503,048
RHB Capital Bhd	81,910	97,574
Sapura Energy Bhd	400,000	143,991
Sime Darby Bhd	252,469	539,318
Telekom Malaysia Bhd	114,500	176,258
Tenaga Nasional Bhd	364,000	1,234,453
UMW Holdings Bhd(a)	50,300	66,114
Westports Holdings Bhd	109,900	99,164
YTL Corp. Bhd	444,800	143,263
YTL Power International Bhd	182,800	59,310

		12,028,194

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Mexico – 3.4%
Alfa SAB de CV Class A	325,840	$411,803
America Movil SAB de CV Series L	3,574,221	3,182,684
Arca Continental SAB de CV	47,900	327,902
Cemex SAB de CV Series CPO(a)	1,553,817	1,415,264
Coca-Cola Femsa SAB de CV Series L	52,900	409,671
El Puerto de Liverpool SAB de CV Series C1	19,300	156,309
Fibra Uno Administracion SA de CV REIT	275,958	466,838
Fomento Economico Mexicano SAB de CV	207,180	1,983,808
Gentera SAB de CV	108,500	176,260
Gruma SAB de CV Class B	23,495	346,009
Grupo Aeroportuario del Pacifico SAB de CV Class B	38,300	393,351
Grupo Aeroportuario del Sureste SAB de CV Class B	22,095	422,572
Grupo Bimbo SAB de CV Series A	175,115	424,980
Grupo Carso SAB de CV Series A1	49,200	194,776
Grupo Financiero Banorte SAB de CV Series O	266,003	1,836,463
Grupo Financiero Inbursa SAB de CV Series O	247,026	452,854
Grupo Financiero Santander Mexico SAB de CV Class B	195,591	398,092
Grupo Lala SAB de CV	64,600	109,817
Grupo Mexico SAB de CV Series B	409,136	1,256,523
Grupo Televisa SAB Series CPO	262,229	1,296,037
Industrias Penoles SAB de CV	14,920	372,522
Infraestructura Energetica Nova SAB de CV	58,300	327,373
Kimberly-Clark de Mexico SAB de CV Class A	165,689	338,600
Mexichem SAB de CV	113,210	299,308
Promotora y Operadora de Infraestructura SAB de CV	24,855	263,151
Wal-Mart de Mexico SAB de CV	561,794	1,290,076

		18,553,043

Netherlands – 0.3%
Steinhoff International Holdings NV	323,312	1,437,394

Pakistan – 0.1%
Engro Corp., Ltd.	25,900	74,532
Habib Bank, Ltd.	58,100	99,712
Lucky Cement, Ltd.	12,800	68,686
MCB Bank, Ltd.	38,600	76,595
Oil & Gas Development Co., Ltd.	63,900	90,179
United Bank, Ltd.	48,500	87,569

		497,273

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR	20,500	262,195
Credicorp, Ltd.	7,200	1,476,144
Southern Copper Corp.	9,167	364,480

		2,102,819

Philippines – 1.1%
Aboitiz Equity Ventures, Inc.	214,690	309,782
Aboitiz Power Corp.	150,600	127,033
Alliance Global Group, Inc.	457,100	144,330
Ayala Corp.	26,420	504,481
Ayala Land, Inc.	778,700	666,807
Bank of the Philippine Islands	81,790	160,120
BDO Unibank, Inc.	208,799	537,211
DMCI Holdings, Inc.	443,930	136,326
Globe Telecom, Inc.	3,395	137,004
GT Capital Holdings, Inc.	8,950	204,548
International Container Terminal Services, Inc.	53,670	109,877
JG Summit Holdings, Inc.	304,770	449,960
Jollibee Foods Corp.	47,570	228,301
Megaworld Corp.	1,275,800	131,348
Metro Pacific Investments Corp.	1,540,300	203,152
Metropolitan Bank & Trust Co.	72,180	122,906
PLDT, Inc.	9,391	308,353
Robinsons Land Corp.	158,300	78,839
Security Bank Corp.	25,200	120,644
SM Investments Corp.	25,700	446,719
SM Prime Holdings, Inc.	917,900	622,480
Universal Robina Corp.	96,220	289,421

		6,039,642

Poland – 1.3%
Alior Bank SA(a)	10,032	188,557
Bank Handlowy w Warszawie SA	2,948	55,903
Bank Millennium SA(a)	63,394	121,953
Bank Pekao SA	16,698	586,546
Bank Zachodni WBK SA	3,712	355,823
CCC SA	2,835	214,729
Cyfrowy Polsat SA	24,629	175,393
Eurocash SA	8,838	93,669
Grupa Azoty SA	4,738	103,759
Grupa Lotos SA	9,438	154,755
Jastrzebska Spolka Weglowa SA(a)	5,438	143,966
KGHM Polska Miedz SA	14,879	479,368
LPP SA	139	311,726
mBank SA(a)	1,490	171,328
Orange Polska SA(a)	63,322	91,926
PGE Polska Grupa Energetyczna SA(a)	90,233	329,340
Polski Koncern Naftowy ORLEN SA	32,113	1,072,504
Polskie Gornictwo Naftowe i Gazownictwo SA	180,425	336,197
Powszechna Kasa Oszczednosci Bank Polski SA(a)	100,631	975,670
Powszechny Zaklad Ubezpieczen SA	63,879	806,387
Synthos SA	53,096	74,895

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Poland – (continued)
Tauron Polska Energia SA(a)	109,548	$112,736

		6,957,130

Qatar – 0.5%
Barwa Real Estate Co.	9,242	81,384
Commercial Bank PQSC(a)	21,835	174,584
Doha Bank QPSC	15,068	120,023
Ezdan Holding Group QSC	85,403	246,304
Industries Qatar QSC	16,191	407,760
Masraf Al Rayan QSC	39,124	398,897
Ooredoo QSC	8,725	198,429
Qatar Electricity & Water Co. QSC	2,730	131,073
Qatar Gas Transport Co., Ltd.	27,940	121,176
Qatar Insurance Co. SAQ	14,602	209,921
Qatar Islamic Bank SAQ	5,877	147,072
Qatar National Bank QPSC	24,358	816,226

		3,052,849

Romania – 0.1%
NEPI Rockcastle PLC	34,403	468,559

Russia – 3.3%
Alrosa PJSC(a)	272,456	386,548
Gazprom PAO(a)	1,134,008	2,401,104
Inter RAO UES PJSC(a)	3,310,928	214,823
LUKOIL PJSC(a)	45,272	2,406,458
Magnit PJSC(a)	7,091	1,242,334
Magnit PJSC GDR	2,000	81,900
MMC Norilsk Nickel PJSC	6,792	1,172,839
Mobile TeleSystems OJSC	10,300	50,285
Mobile TeleSystems PJSC ADR	48,370	504,983
Moscow Exchange MICEX-RTS PJSC(a)	160,981	323,934
Novatek OAO	99,250	1,136,528
Novolipetsk Steel PJSC	129,153	295,948
PhosAgro PJSC GDR	12,128	172,824
Rosneft Oil Co. PJSC(a)	123,451	684,522
Rostelecom PJSC	102,530	123,376
RushHydro PJSC	10,806,000	161,366
Sberbank of Russia PJSC(a)	1,154,454	3,863,056
Severstal PJSC	18,080	273,285
Sistema JSFC	262,100	60,473
Sistema PJSC FC GDR	16,136	77,453
Surgutneftegas OAO(a)	765,100	390,874
Surgutneftegas OJSC Preference Shares(a)	741,600	380,930
Tatneft PAO(a)	163,686	1,163,000
Transneft PJSC Preference Shares(a)	52	160,361
VTB Bank PJSC	549,770,000	588,804

		18,318,008

South Africa – 5.9%
Anglo American Platinum, Ltd.(a)	5,520	141,041
AngloGold Ashanti, Ltd.	43,529	410,386
Aspen Pharmacare Holdings, Ltd.	41,681	937,155
Barclays Africa Group, Ltd.	72,880	750,255
Bid Corp., Ltd.	36,070	811,826
Bidvest Group, Ltd.	35,700	456,505
Brait SE(a)	38,117	151,028
Capitec Bank Holdings, Ltd.	4,401	280,005
Coronation Fund Managers, Ltd.	23,914	119,194
Discovery, Ltd.	37,961	395,452
Exxaro Resources, Ltd.	21,226	193,121
FirstRand, Ltd.(b)	358,925	1,383,067
Fortress Income Fund, Ltd.	88,328	253,487
Fortress Income Fund, Ltd. Class A	110,128	140,693
Foschini Group, Ltd.	24,314	244,446
Gold Fields, Ltd.	88,013	384,448
Growthpoint Properties, Ltd. REIT	238,642	429,476
Hyprop Investments, Ltd.	26,846	210,195
Impala Platinum Holdings, Ltd.(a)	68,778	157,906
Imperial Holdings, Ltd.	16,416	232,493
Investec, Ltd.	29,666	215,313
Liberty Holdings, Ltd.	13,571	105,774
Life Healthcare Group Holdings, Ltd.	143,455	251,797
Massmart Holdings, Ltd.	12,192	100,732
MMI Holdings, Ltd.	104,070	133,725
Mondi, Ltd.	12,674	339,300
Mr. Price Group, Ltd.	26,316	350,893
MTN Group, Ltd.	180,727	1,664,790
Naspers, Ltd. Class N	46,833	10,127,929
Nedbank Group, Ltd.	23,822	357,529
Netcare, Ltd.	105,390	185,764
Novus Holdings, Ltd.	16,199	7,834
Pick n Pay Stores, Ltd.	37,454	159,802
Pioneer Foods Group, Ltd.	14,297	119,384
PSG Group, Ltd.	9,555	165,667
Rand Merchant Investment Holdings, Ltd.	73,389	225,398
Redefine Properties, Ltd. REIT	542,101	429,184
Remgro, Ltd.	56,852	864,580
Resilient REIT, Ltd. REIT	32,226	317,618
RMB Holdings, Ltd.	75,704	356,023
Sanlam, Ltd.	151,442	758,864
Sappi, Ltd.	60,236	410,689
Sasol, Ltd.	59,002	1,621,162
Shoprite Holdings, Ltd.	47,646	730,049
Sibanye-Stillwater	185,613	209,223
SPAR Group, Ltd.	21,046	260,423
Standard Bank Group, Ltd.	137,943	1,612,204
Telkom SA SOC, Ltd.	26,589	116,753
Tiger Brands, Ltd.	17,341	484,623
Truworths International, Ltd.	47,575	272,184
Vodacom Group, Ltd.	64,778	773,066
Woolworths Holdings, Ltd.	105,707	468,861

		32,279,316

South Korea – 14.6%
Amorepacific Corp.	3,394	768,973
Amorepacific Corp. Preference Shares	920	125,307
AMOREPACIFIC Group	3,132	337,715
BGF retail Co., Ltd.	2,694	195,226
BNK Financial Group, Inc.	28,050	244,903
Celltrion, Inc.(a)	8,404	1,041,924

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Cheil Worldwide, Inc.	7,200	$114,410
CJ CheilJedang Corp.	850	263,086
CJ Corp.	1,570	233,715
CJ E&M Corp.	2,105	141,883
CJ Logistics Corp.(a)	835	119,197
Coway Co., Ltd.	5,680	466,163
Daelim Industrial Co., Ltd.	3,061	214,071
Daewoo Engineering & Construction Co., Ltd.(a)	14,196	89,364
DGB Financial Group, Inc.	17,554	160,926
Dongbu Insurance Co., Ltd.	5,387	343,346
Dongsuh Cos., Inc.	3,452	80,773
Doosan Bobcat, Inc.	3,911	124,806
Doosan Heavy Industries & Construction Co., Ltd.	5,080	75,844
E-MART, Inc.	2,223	404,676
GS Engineering & Construction Corp.(a)	5,455	126,927
GS Holdings Corp.	5,465	313,008
GS Retail Co., Ltd.	2,570	77,525
Hana Financial Group, Inc.	31,733	1,311,876
Hankook Tire Co., Ltd.	7,907	415,595
Hanmi Pharm Co., Ltd.(a)	629	249,601
Hanmi Science Co., Ltd.(a)	1,333	106,957
Hanon Systems	18,870	207,589
Hanssem Co., Ltd.	1,170	154,761
Hanwha Chemical Corp.	11,601	328,679
Hanwha Corp.	4,540	174,410
Hanwha Life Insurance Co., Ltd.	28,486	170,366
Hanwha Techwin Co., Ltd.(a)	3,668	106,324
Hotel Shilla Co., Ltd.	3,430	174,293
Hyosung Corp.	2,260	287,100
Hyundai Construction Equipment Co., Ltd.(a)	1	325
Hyundai Department Store Co., Ltd.	1,567	120,944
Hyundai Development Co-Engineering & Construction	6,159	191,973
Hyundai Engineering & Construction Co., Ltd.	8,480	283,938
Hyundai Glovis Co., Ltd.	2,018	260,762
Hyundai Heavy Industries Co., Ltd.(a)	3,310	419,042
Hyundai Marine & Fire Insurance Co., Ltd.	6,739	266,536
Hyundai Mobis Co., Ltd.	7,267	1,522,749
Hyundai Motor Co.	16,424	2,158,128
Hyundai Motor Co. Preference Shares(f)	4,033	360,922
Hyundai Motor Co. Preference Shares(f)	2,440	199,401
Hyundai Robotics Co., Ltd.(a)	1,043	387,932
Hyundai Steel Co.	8,563	394,750
Hyundai Wia Corp.	1,548	88,256
Industrial Bank of Korea	27,380	344,237
Kakao Corp.	3,623	455,504
Kangwon Land, Inc.	12,554	383,629
KB Financial Group, Inc.	42,314	2,072,568
KCC Corp.	586	191,607
KEPCO Plant Service & Engineering Co., Ltd.	2,320	83,960
Kia Motors Corp.	27,803	768,294
Korea Aerospace Industries, Ltd.	7,305	278,717
Korea Electric Power Corp.	27,561	938,472
Korea Gas Corp.(a)	2,660	97,774
Korea Investment Holdings Co., Ltd.	4,289	229,176
Korea Zinc Co., Ltd.	907	392,385
Korean Air Lines Co., Ltd.(a)	5,215	140,238
KT Corp.	3,240	82,460
KT&G Corp.	12,515	1,152,776
Kumho Petrochemical Co., Ltd.	2,053	129,237
LG Chem, Ltd.	4,892	1,674,304
LG Chem, Ltd. Preference Shares	842	186,360
LG Corp.	10,047	707,023
LG Display Co., Ltd.	24,597	656,078
LG Electronics, Inc.	11,257	809,863
LG Household & Health Care, Ltd.	989	808,228
LG Household & Health Care, Ltd. Preference Shares	234	122,174
LG Innotek Co., Ltd.	1,539	206,929
Lotte Chemical Corp.	1,637	540,259
Lotte Chilsung Beverage Co., Ltd.	59	69,748
Lotte Confectionery Co., Ltd.	638	92,468
Lotte Shopping Co., Ltd.	1,372	295,279
Medy-Tox, Inc.	458	197,740
Mirae Asset Daewoo Co., Ltd.	39,112	335,680
NAVER Corp.	2,985	1,941,612
NCSoft Corp.	1,859	753,923
Netmarble Games Corp.(a)(c)	1,736	229,628
NH Investment & Securities Co., Ltd.	14,499	172,163
OCI Co., Ltd.	1,714	153,390
Orion Corp.(a)	2,816	238,488
Ottogi Corp.	123	78,825
Pan Ocean Co., Ltd.(a)	24,124	113,527
POSCO	7,889	2,183,449
Posco Daewoo Corp.	3,450	58,135
S-1 Corp.	1,915	149,140
S-Oil Corp.	4,790	533,221
Samsung Biologics Co., Ltd.(a)(c)	1,761	518,913
Samsung C&T Corp.	8,000	942,943
Samsung Card Co., Ltd.	2,744	88,284
Samsung Electro-Mechanics Co., Ltd.	5,945	529,436
Samsung Electronics Co., Ltd.	10,464	23,424,888
Samsung Electronics Co., Ltd. Preference Shares	1,894	3,409,812
Samsung Fire & Marine Insurance Co., Ltd.	3,251	794,761
Samsung Heavy Industries Co., Ltd.(a)	27,249	266,459
Samsung Life Insurance Co., Ltd.	7,392	729,293
Samsung SDI Co., Ltd.	5,903	1,023,046
Samsung SDS Co., Ltd.	3,689	542,713
Samsung Securities Co., Ltd.	7,014	211,581

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Shinhan Financial Group Co., Ltd.	45,463	$1,996,585
Shinsegae, Inc.	775	131,947
SK Holdings Co., Ltd.	3,344	840,854
SK Hynix, Inc.	62,251	4,505,704
SK Innovation Co., Ltd.	6,941	1,205,971
SK Networks Co., Ltd.	14,664	92,310
SK Telecom Co., Ltd.	2,143	477,116
Woori Bank	39,416	614,289
Yuhan Corp.	831	149,825

		79,952,375

Taiwan – 11.2%
Acer, Inc.(a)	305,000	152,379
Advanced Semiconductor Engineering, Inc.	708,615	866,957
Advantech Co., Ltd.	37,098	264,252
Asia Cement Corp.	256,000	225,828
Asia Pacific Telecom Co., Ltd.(a)	240,000	80,728
Asustek Computer, Inc.	75,000	617,085
AU Optronics Corp.	925,000	370,622
Catcher Technology Co., Ltd.	69,000	642,808
Cathay Financial Holding Co., Ltd.	875,000	1,390,813
Chailease Holding Co., Ltd.	105,000	253,116
Chang Hwa Commercial Bank, Ltd.	506,688	274,030
Cheng Shin Rubber Industry Co., Ltd.	210,000	420,360
Chicony Electronics Co., Ltd.	54,476	129,345
China Airlines, Ltd.(a)	279,000	105,347
China Development Financial Holding Corp.	1,436,000	430,933
China Life Insurance Co., Ltd.	295,608	278,314
China Steel Corp.	1,350,000	1,084,042
Chunghwa Telecom Co., Ltd.	407,000	1,402,569
Compal Electronics, Inc.	451,000	320,507
CTBC Financial Holding Co., Ltd.	1,881,040	1,178,596
Delta Electronics, Inc.	209,000	1,075,188
E.Sun Financial Holding Co., Ltd.	985,660	588,328
Eclat Textile Co., Ltd.	19,550	237,573
Eva Airways Corp.	203,888	99,510
Evergreen Marine Corp. Taiwan, Ltd.(a)	182,000	105,032
Far Eastern New Century Corp.	330,000	261,179
Far EasTone Telecommunications Co., Ltd.	170,000	404,201
Feng TAY Enterprise Co., Ltd.	33,880	154,183
First Financial Holding Co., Ltd.	970,377	622,406
Formosa Chemicals & Fibre Corp.	315,000	957,756
Formosa Petrochemical Corp.	142,000	489,348
Formosa Plastics Corp.	441,000	1,335,042
Formosa Taffeta Co., Ltd.	88,000	88,511
Foxconn Technology Co., Ltd.	99,830	288,060
Fubon Financial Holding Co., Ltd.	714,000	1,113,712
General Interface Solution Holding, Ltd.	18,000	178,967
Giant Manufacturing Co., Ltd.	33,000	155,075
Globalwafers Co., Ltd.	24,000	234,270
Highwealth Construction Corp.	82,000	108,841
Hiwin Technologies Corp.	21,807	192,368
Hon Hai Precision Industry Co., Ltd.	1,666,000	5,768,698
Hotai Motor Co., Ltd.	29,000	334,240
HTC Corp.(a)	67,000	167,478
Hua Nan Financial Holdings Co., Ltd.	768,813	417,062
Innolux Corp.	953,000	444,696
Inventec Corp.	275,000	203,139
Largan Precision Co., Ltd.	11,000	1,933,452
Lite-On Technology Corp.	225,958	322,648
MediaTek, Inc.	160,000	1,501,121
Mega Financial Holding Co., Ltd.	1,147,000	896,448
Merida Industry Co., Ltd.	22,000	95,766
Micro-Star International Co., Ltd.	75,000	161,258
Nan Ya Plastics Corp.	510,000	1,256,332
Nanya Technology Corp.	72,000	203,720
Nien Made Enterprise Co., Ltd.	16,000	164,094
Novatek Microelectronics Corp.	62,000	233,083
Pegatron Corp.	204,000	529,442
Phison Electronics Corp.	15,000	178,077
Pou Chen Corp.	240,000	301,148
Powertech Technology, Inc.	72,000	207,519
President Chain Store Corp.	61,000	513,966
Quanta Computer, Inc.	286,000	658,317
Realtek Semiconductor Corp.	47,000	161,967
Ruentex Development Co., Ltd.(a)	86,400	79,209
Ruentex Industries, Ltd.(a)	57,000	84,399
Shin Kong Financial Holding Co., Ltd.	884,000	264,699
Siliconware Precision Industries Co., Ltd.	220,000	351,867
SinoPac Financial Holdings Co., Ltd.	1,139,586	341,229
Standard Foods Corp.	66,512	162,310
Synnex Technology International Corp.	147,700	177,295
TaiMed Biologics, Inc.(a)	19,000	120,301
Taishin Financial Holding Co., Ltd.	1,003,892	432,027
Taiwan Business Bank	388,516	105,828
Taiwan Cement Corp.	354,000	394,579
Taiwan Cooperative Financial Holding Co., Ltd.	844,445	435,812
Taiwan Fertilizer Co., Ltd.	78,000	100,960
Taiwan High Speed Rail Corp.	187,000	148,310
Taiwan Mobile Co., Ltd.	170,000	605,461
Taiwan Semiconductor Manufacturing Co., Ltd.	2,630,000	18,777,041
Teco Electric and Machinery Co., Ltd.	209,000	187,124
Transcend Information, Inc.	20,000	56,523
Uni-President Enterprises Corp.	518,000	1,084,718
United Microelectronics Corp.	1,271,000	634,997
Vanguard International Semiconductor Corp.	92,000	158,673

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Wistron Corp.	278,882	$223,021
WPG Holdings, Ltd.	160,000	212,901
Yuanta Financial Holding Co., Ltd.	1,085,000	466,932
Yulon Motor Co., Ltd.	89,000	76,162
Zhen Ding Technology Holding, Ltd.	47,000	95,166

		61,609,396

Thailand – 2.2%
Advanced Info Service PCL(e)	110,200	631,130
Airports of Thailand PCL(e)	453,400	802,117
Bangkok Bank PCL	12,400	72,504
Bangkok Bank PCL NVDR	14,000	78,291
Bangkok Dusit Medical Services PCL(e)	418,500	257,249
Bangkok Expressway & Metro PCL(e)	780,599	188,420
Banpu PCL(e)	197,400	104,175
BEC World PCL(e)	97,800	47,800
Berli Jucker PCL	131,600	208,153
BTS Group Holdings PCL(e)	589,384	151,101
Bumrungrad Hospital PCL(e)	39,000	251,424
Central Pattana PCL(e)	144,600	338,195
Charoen Pokphand Foods PCL(e)	325,100	260,762
CP ALL PCL(e)	530,200	1,061,195
Delta Electronics Thailand PCL(e)	55,300	144,675
Electricity Generating PCL(e)	14,000	98,651
Energy Absolute PCL(e)	117,800	135,108
Glow Energy PCL(e)	57,400	153,612
Home Product Center PCL(e)	437,600	160,082
Indorama Ventures PCL(e)	149,200	189,017
IRPC PCL(e)	1,036,200	195,744
Kasikornbank PCL	155,100	995,244
Kasikornbank PCL NVDR	30,300	188,069
KCE Electronics PCL(e)	29,100	87,256
Krung Thai Bank PCL(e)	355,800	200,571
Minor International PCL(e)	232,400	283,967
PTT Exploration & Production PCL(e)	148,400	398,255
PTT Global Chemical PCL(e)	230,100	531,265
PTT PCL(e)	113,300	1,386,099
Robinson PCL(e)	47,300	91,480
Siam Cement PCL	43,650	657,041
Siam Commercial Bank PCL(e)	186,400	855,148
Thai Oil PCL(e)	88,500	245,465
Thai Union Group PCL Class F(e)	212,900	127,676
TMB Bank PCL(e)	1,388,800	104,941
True Corp. PCL(a)(e)	1,106,037	202,304

		11,884,186

Turkey – 1.1%
Akbank TAS	232,837	615,469
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,564	126,858
Arcelik A/S	23,890	152,634
Aselsan Elektronik Sanayi Ve Ticaret A/S	21,979	162,551
BIM Birlesik Magazalar A/S	22,638	472,673
Coca-Cola Icecek A/S	8,063	84,437
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT(a)	195,088	147,025
Eregli Demir ve Celik Fabrikalari TAS	149,956	325,964
Ford Otomotiv Sanayi A/S	7,319	93,852
Haci Omer Sabanci Holding A/S	99,795	281,192
KOC Holding A/S	81,512	374,770
Petkim Petrokimya Holding A/S	71,953	120,997
TAV Havalimanlari Holding A/S	17,198	85,359
Tofas Turk Otomobil Fabrikasi A/S	12,158	105,576
Tupras Turkiye Petrol Rafinerileri A/S	13,390	457,868
Turk Hava Yollari AO(a)	61,347	150,948
Turk Telekomunikasyon A/S(a)	54,130	103,356
Turkcell Iletisim Hizmetleri A/S	105,812	377,592
Turkiye Garanti Bankasi A/S	244,324	665,070
Turkiye Halk Bankasi A/S	67,517	230,113
Turkiye Is Bankasi Class C	170,790	325,625
Turkiye Sise ve Cam Fabrikalari A/S	79,336	91,470
Turkiye Vakiflar Bankasi TAO Class D	82,683	145,784
Ulker Biskuvi Sanayi A/S	14,465	78,709
Yapi ve Kredi Bankasi A/S(a)	96,852	117,657

		5,893,549

United Arab Emirates – 0.7%
Abu Dhabi Commercial Bank PJSC	221,491	428,188
Aldar Properties PJSC	344,389	218,487
DAMAC Properties Dubai Co. PJSC	197,091	203,925
DP World, Ltd.	17,702	397,587
Dubai Islamic Bank PJSC	134,116	220,931
DXB Entertainments PJSC(a)	334,886	69,300
Emaar Malls PJSC	196,771	124,835
Emaar Properties PJSC	370,549	856,592
Emirates Telecommunications Group Co. PJSC	183,525	864,494
First Abu Dhabi Bank PJSC	151,503	420,767

		3,805,106

United States – 0.3%
Yum China Holdings, Inc.(a)	41,000	1,638,770

TOTAL COMMON STOCKS (Cost $412,766,731)		534,745,691

RIGHTS – 0.0%(g)
Cayman Islands – 0.0%(g)
China State Construction International Holdings, Ltd. (expiring 10/3/17)(a)(e) (Cost $0)	24,000	154

SHORT-TERM INVESTMENTS – 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(h)(i)	11,441,165	11,441,165

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS – (continued)
State Street Navigator Securities Lending Government Money Market Portfolio(h)(j)	6,308,066	$6,308,066

TOTAL SHORT-TERM INVESTMENTS (Cost $17,749,231)		17,749,231

TOTAL INVESTMENTS – 100.7% (Cost $430,515,962)		552,495,076
Liabilities in Excess of Other Assets – (0.7)%		(3,607,249)

NET ASSETS – 100.0%		$548,887,827

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at September 30, 2017.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2017, total aggregate fair value of the security is $0, representing less than 0.050% of the Fund’s net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $9,828,675 representing 1.8% of net assets.

(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(g)	Amount is less than 0.05% of net assets.

(h)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at September 30, 2017.

(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Mini MSCI Emerging Markets (long)	12/15/2017	262	14,473,113	$14,269,830	$(203,283)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Brazil	$40,590,993	$–	$–		$40,590,993
Chile	6,788,106	–	–		6,788,106
China	153,240,394	–	0	(a)	153,240,394
Colombia	2,393,504	–	–		2,393,504
Czech Republic	975,776	–	–		975,776
Egypt	645,945	–	–		645,945
Greece	1,730,891	–	–		1,730,891
Hong Kong	2,961,760	–	–		2,961,760
Hungary	1,769,542	–	–		1,769,542
India	44,887,253	143,637	–		45,030,890
Indonesia	12,100,281	–	–		12,100,281
Malaysia	12,028,194	–	–		12,028,194
Mexico	18,553,043	–	–		18,553,043
Netherlands	1,437,394	–	–		1,437,394
Pakistan	497,273	–	–		497,273
Peru	2,102,819	–	–		2,102,819
Philippines	6,039,642	–	–		6,039,642
Poland	6,957,130	–	–		6,957,130
Qatar	3,052,849	–	–		3,052,849

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Romania	$468,559	$–	$–	$468,559
Russia	18,318,008	–	–	18,318,008
South Africa	32,279,316	–	–	32,279,316
South Korea	79,952,375	–	–	79,952,375
Taiwan	61,609,396	–	–	61,609,396
Thailand	1,991,149	9,893,037	–	11,884,186
Turkey	5,893,549	–	–	5,893,549
United Arab Emirates	3,805,106	–	–	3,805,106
United States	1,638,770	–	–	1,638,770
Rights
Cayman Islands	–	154	–	154
Short-Term Investments	17,749,231	–	–	17,749,231

Total Investments	$542,458,248	$10,036,828	$0	$552,495,076

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(203,283)	$–	$–	$(203,283)

Total Other Financial Instruments	$(203,283)	$–	$–	$(203,283)

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2017.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$79,363,795	$67,922,630	$–	$–	11,441,165	$11,441,165	$36,762
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,130,539	7,130,539	30,663,347	37,793,886	–	–	–	–	23,577
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	17,112,547	10,804,481	–	–	6,308,066	6,308,066	22,549

TOTAL		$7,130,539	$127,139,689	$116,520,997	$–	$–		$17,749,231	$82,888

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.

The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUND AND EXCHANGE TRADED PRODUCTS – 98.4%
State Street International Developed Equity Index Portfolio(a) (Cost $2,344,761,688)		$2,668,421,338

SHORT-TERM INVESTMENT – 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $30,969,576)	30,969,576	30,969,576

TOTAL INVESTMENTS – 99.5% (Cost $2,375,731,264)		2,699,390,914
Other Assets in Excess of Liabilities – 0.5%		13,380,228

NET ASSETS – 100.0%		$2,712,771,142

(a)	Affiliated fund managed by SSGA Funds Management, Inc.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

At September 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD	11,754,574	EUR	9,871	10/03/2017	$(85,084)
Bank of Montreal	USD	6,256,499	JPY	687,586	10/03/2017	(148,152)
Bank of Montreal	USD	4,565,156	ILS	16,356	10/03/2017	64,862
Bank of Montreal	USD	3,206,157	CHF	3,075	10/03/2017	(28,191)
Bank of Montreal	USD	1,084,641	GBP	823	10/03/2017	19,537
Bank of Montreal	USD	1,094,336	AUD	1,380	10/03/2017	(11,519)
Bank of Montreal	USD	486,190	SGD	660	10/03/2017	(163)
Bank of Montreal	USD	433,897	AUD	541	10/03/2017	(9,402)
Bank of Montreal	USD	412,126	SEK	3,274	10/03/2017	(11,016)
Bank of Montreal	HKD	246,100	USD	314,964	10/03/2017	(116)
Bank of Montreal	AUD	79,000	USD	628,056	10/03/2017	8,183
Bank of Montreal	CHF	70,100	USD	728,571	10/03/2017	4,098
Bank of Montreal	DKK	701,300	USD	1,122,710	10/03/2017	8,616
Bank of Montreal	GBP	120,000	USD	1,617	10/03/2017	7,968
Bank of Montreal	HKD	1,648,400	USD	2,107,752	10/03/2017	(2,685)
Bank of Montreal	EUR	242,900	USD	2,899,256	10/03/2017	27,695
Bank of Montreal	ILS	5,984,617	USD	16,700,714	10/03/2017	(240,398)
Bank of Montreal	SGD	46,822,299	USD	34,483,944	10/03/2017	3,809
Bank of Montreal	DKK	29,645,056	USD	47,457,527	10/03/2017	363,011
Bank of Montreal	JPY	3,341,138,030	USD	303,958,118	10/03/2017	7,139,566
Citibank N.A.	USD	297,560,044	JPY	33,494,846	10/03/2017	–
Citibank N.A.	USD	48,565,255	DKK	305,708	10/03/2017	–
Citibank N.A.	USD	33,994,108	SGD	46,162,299	10/03/2017	–
Citibank N.A.	USD	12,311,095	ILS	43,490	10/03/2017	–
Citibank N.A.	JPY	48,938,600	USD	4,521,425	10/03/2017	173,839
Citibank N.A.	ILS	4,349,017	USD	12,322,606	11/02/2017	(1,084)
Citibank N.A.	SGD	46,162,299	USD	34,003,874	11/02/2017	(1,628)
Citibank N.A.	DKK	30,570,856	USD	48,643,767	11/02/2017	(4,961)
Citibank N.A.	JPY	3,349,484,630	USD	297,949,669	11/02/2017	(10,999)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Credit Suisse International	DKK	224,500	USD	362,927	10/03/2017	$6,284
Credit Suisse International	JPY	13,917,600	USD	127,926	10/03/2017	42,857
Goldman Sachs Capital Markets L.P.	USD	1,422,029	JPY	155,073	10/03/2017	(44,399)
Goldman Sachs Capital Markets L.P.	AUD	54,000	USD	43,077	10/03/2017	7,069
Goldman Sachs Capital Markets L.P.	CHF	47,900	USD	496,357	10/03/2017	1,318
Goldman Sachs Capital Markets L.P.	SEK	442,700	USD	557,855	10/03/2017	15,487
Goldman Sachs Capital Markets L.P.	GBP	82,100	USD	1,100,875	10/03/2017	(619)
Goldman Sachs Capital Markets L.P.	JPY	15,478,400	USD	1,399	10/03/2017	24,375
Goldman Sachs Capital Markets L.P.	EUR	166,200	USD	1,977,103	10/03/2017	12,288
Goldman Sachs Capital Markets L.P.	GBP	259,700	USD	3,399,075	10/03/2017	(85,189)
HSBC Bank USA	NOK	13,650,952	USD	17,557,042	10/03/2017	408,252
HSBC Bank USA	AUD	232,371,050	USD	184,243,519	10/03/2017	1,913,636
HSBC Bank USA	CHF	208,115,571	USD	216,958,812	10/03/2017	1,874,510
JP Morgan Chase Bank, N.A.	USD	297,560,044	JPY	33,494,846	10/03/2017	–
JP Morgan Chase Bank, N.A.	USD	238,446,455	GBP	177,726,273	10/03/2017	(40)
JP Morgan Chase Bank, N.A.	USD	93,109,033	HKD	727,256	10/03/2017	1,192
JP Morgan Chase Bank, N.A.	USD	503,849	CHF	480	10/03/2017	(7,776)
JP Morgan Chase Bank, N.A.	CHF	43,100	USD	450,992	10/03/2017	5,560
JP Morgan Chase Bank, N.A.	EUR	525,600	USD	6,320,770	10/03/2017	107,131
JP Morgan Chase Bank, N.A.	HKD	70,298,803	USD	89,893,639	10/03/2017	(109,566)
JP Morgan Chase Bank, N.A.	GBP	17,545,977	USD	226,305,383	10/03/2017	(9,100,181)
JP Morgan Chase Bank, N.A.	JPY	3,341,138,030	USD	303,969,179	10/03/2017	7,150,628
JP Morgan Chase Bank, N.A.	HKD	72,725,603	USD	93,178,224	11/02/2017	(2,562)
JP Morgan Chase Bank, N.A.	GBP	177,726,274	USD	238,674,833	11/02/2017	(5,582)
JP Morgan Chase Bank, N.A.	JPY	3,349,484,630	USD	29,795,496	11/02/2017	(5,699)
Morgan Stanley Bank, N.A.	AUD	48,600	USD	389,276	10/03/2017	7,937
Morgan Stanley Bank, N.A.	CHF	151,700	USD	1,598,079	10/03/2017	30,282
Morgan Stanley Bank, N.A.	EUR	149,400	USD	178,240	10/03/2017	16,199
Royal Bank of Canada	USD	214,643,004	CHF	207,688,571	10/03/2017	–
Royal Bank of Canada	USD	183,590,629	AUD	233,975,049	10/03/2017	(2,168)
Royal Bank of Canada	USD	17,148,791	NOK	136,509	10/03/2017	–
Royal Bank of Canada	HKD	532,300	USD	681,593	10/03/2017	93
Royal Bank of Canada	GBP	73,800	USD	961,233	10/03/2017	(28,904)
Royal Bank of Canada	HKD	236,000	USD	302,357	11/02/2017	(21)
Royal Bank of Canada	SGD	63,300	USD	466,253	11/02/2017	(47)
Royal Bank of Canada	ILS	192,400	USD	545,124	11/02/2017	(74)
Royal Bank of Canada	AUD	178,800	USD	1,402,414	11/02/2017	(69)
Royal Bank of Canada	NOK	1,383,000	USD	1,738,398	11/02/2017	(126)
Royal Bank of Canada	DKK	1,341,600	USD	213,470	11/02/2017	(238)
Royal Bank of Canada	GBP	236,100	USD	3,170,518	11/02/2017	(225)
Royal Bank of Canada	SEK	4,138,900	USD	507,873	11/02/2017	(366)
Royal Bank of Canada	CHF	769,400	USD	796,664	11/02/2017	(529)
Royal Bank of Canada	NOK	13,650,952	USD	17,159,786	11/02/2017	(383)
Royal Bank of Canada	JPY	343,341,200	USD	30,540,990	11/02/2017	(1,671)
Royal Bank of Canada	EUR	3,788,900	USD	44,860,424	11/02/2017	(3,441)
Royal Bank of Canada	AUD	233,975,050	USD	183,524,179	11/02/2017	(2,727)
Royal Bank of Canada	CHF	207,688,571	USD	215,056,403	11/02/2017	(6,031)
Standard Chartered Bank	USD	425,287,769	EUR	359,742	10/03/2017	(220)
Standard Chartered Bank	USD	73,850,243	SEK	602,791	10/03/2017	–
Standard Chartered Bank	USD	4,346,495	NZD	6,012,580	10/03/2017	1
Standard Chartered Bank	NZD	6,012,581	USD	4,303,841	10/03/2017	(42,654)
Standard Chartered Bank	SEK	60,163,853	USD	75,728,764	10/03/2017	2,019,780
Standard Chartered Bank	EUR	360,090,157	USD	428,748,547	10/03/2017	3,050,184
Standard Chartered Bank	NZD	6,012,581	USD	4,343,830	11/02/2017	(44)
Standard Chartered Bank	SEK	60,279,153	USD	73,969,865	11/02/2017	(2,470)
Standard Chartered Bank	EUR	35,974,265	USD	425,958,689	11/02/2017	(7,847)
Toronto Dominion Bank	USD	425,287,769	EUR	359,742,657	10/03/2017	(220)
Toronto Dominion Bank	USD	238,446,454	GBP	177,726	10/03/2017	(40)
Toronto Dominion Bank	GBP	17,772,627	USD	238,669,145	11/02/2017	(11,269)
Toronto Dominion Bank	EUR	359,742,657	USD	425,951,854	11/02/2017	(14,682)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD	1,993,216	EUR	1,665	10/03/2017	$(24,854)
Westpac Banking Corp.	AUD	170,900	USD	1,372,723	10/03/2017	31,757
Westpac Banking Corp.	JPY	22,624,500	USD	2,029,984	10/03/2017	20,079
Westpac Banking Corp.	GBP	175,459,774	USD	226,308,016	10/03/2017	(9,097,549)
Westpac Banking Corp.	EUR	36,009,015	USD	428,750,347	10/03/2017	3,051,985

Total						$8,454,188

Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/15/2017	468	45,880,638	$46,294,560	$413,922

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Fund and Exchange Traded Products	$2,668,421,338	$–	$–	$2,668,421,338
Short-Term Investment	30,969,576	–	–	30,969,576

Total Investments	$2,699,390,914	$–	$–	$2,699,390,914

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	27,620,068	–	27,620,068
Futures Contracts(b)	413,922	–	–	413,922

Total Investments and Other Financial Instruments	$2,699,804,836	$27,620,068	$–	$2,727,424,904

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(19,165,880)	$–	$(19,165,880)

Total Other Financial Instruments	$–	$(19,165,880)	$–	$(19,165,880)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$139,559,083	$108,589,507	$–	$–	30,969,576	$30,969,576	$127,660
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,100,871	90,100,871	34,380,468	124,481,339	–	–	–	–	99,570

TOTAL		$90,100,871	$173,939,551	$233,070,846	$–	$–		$30,969,576	$227,230

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.2%
Australia – 6.8%
AGL Energy, Ltd.	118,543	$2,173,754
Alumina, Ltd.(a)	419,565	724,265
Amcor, Ltd.	215,707	2,574,360
AMP, Ltd.	532,462	2,017,956
APA Group	212,702	1,393,586
Aristocrat Leisure, Ltd.	98,993	1,631,171
ASX, Ltd.	34,158	1,405,232
Aurizon Holdings, Ltd.	390,597	1,501,761
AusNet Services	348,352	461,935
Australia & New Zealand Banking Group, Ltd.	534,482	12,413,682
Bank of Queensland, Ltd.	68,403	696,668
Bendigo & Adelaide Bank, Ltd.	97,158	885,088
BHP Billiton PLC	386,045	6,808,284
BHP Billiton, Ltd.	584,528	11,823,990
BlueScope Steel, Ltd.	110,632	952,277
Boral, Ltd.	205,051	1,089,247
Brambles, Ltd.	288,250	2,035,578
Caltex Australia, Ltd.	45,538	1,146,977
Challenger, Ltd.	108,660	1,061,488
CIMIC Group, Ltd.	18,465	640,539
Coca-Cola Amatil, Ltd.	110,525	670,372
Cochlear, Ltd.	10,235	1,278,598
Commonwealth Bank of Australia	310,896	18,356,821
Computershare, Ltd.	90,882	1,031,863
Crown Resorts, Ltd.	72,799	646,047
CSL, Ltd.	82,834	8,706,821
Dexus REIT	193,727	1,444,075
Domino’s Pizza Enterprises, Ltd.(a)	10,034	360,749
Flight Centre Travel Group, Ltd.(a)	12,119	428,008
Fortescue Metals Group, Ltd.	278,858	1,124,662
Goodman Group REIT	316,961	2,049,316
GPT Group REIT	317,230	1,234,616
Harvey Norman Holdings, Ltd.(a)	107,605	327,597
Healthscope, Ltd.	281,376	368,705
Incitec Pivot, Ltd.	297,683	840,877
Insurance Australia Group, Ltd.	443,789	2,218,155
LendLease Group	98,023	1,378,294
Macquarie Group, Ltd.	59,639	4,254,667
Medibank Pvt, Ltd.	489,758	1,122,122
Mirvac Group REIT	650,968	1,169,691
National Australia Bank, Ltd.	487,227	12,042,530
Newcrest Mining, Ltd.	138,138	2,278,357
Oil Search, Ltd.	241,796	1,328,076
Orica, Ltd.	67,209	1,042,581
Origin Energy, Ltd.(b)	319,729	1,876,547
Qantas Airways, Ltd.	81,530	372,960
QBE Insurance Group, Ltd.	247,370	1,942,929
Ramsay Health Care, Ltd.	24,959	1,219,696
REA Group, Ltd.	9,620	505,738
Santos, Ltd.(b)	363,770	1,147,437
Scentre Group REIT	987,359	3,044,693
SEEK, Ltd.	65,966	859,737
Sonic Healthcare, Ltd.	76,519	1,255,449
South32, Ltd.	965,547	2,477,405
Stockland REIT	425,646	1,436,127
Suncorp Group, Ltd.	241,524	2,473,128
Sydney Airport	197,974	1,104,469
Tabcorp Holdings, Ltd.	144,764	485,025
Tatts Group, Ltd.	259,104	809,157
Telstra Corp., Ltd.	779,581	2,134,826
TPG Telecom, Ltd.(a)	84,688	323,614
Transurban Group Stapled Security	379,171	3,534,495
Treasury Wine Estates, Ltd.	134,469	1,444,447
Vicinity Centres REIT	644,384	1,344,938
Wesfarmers, Ltd.	206,234	6,688,081
Westfield Corp. REIT	355,897	2,189,355
Westpac Banking Corp.	610,390	15,287,840
Woodside Petroleum, Ltd.	140,487	3,207,783
Woolworths, Ltd.	236,926	4,686,638

		180,993,952

Austria – 0.3%
ANDRITZ AG	14,225	822,425
Erste Group Bank AG(b)	54,596	2,358,737
OMV AG	27,483	1,601,451
Raiffeisen Bank International AG(b)	23,935	802,331
Voestalpine AG	21,677	1,105,657

		6,690,601

Belgium – 1.2%
Ageas	35,808	1,683,128
Anheuser-Busch InBev SA	138,060	16,533,624
Colruyt SA	11,037	565,432
Groupe Bruxelles Lambert SA	14,003	1,473,336
KBC Group NV	44,207	3,747,149
Proximus SADP	27,216	938,054
Solvay SA	13,514	2,019,397
Telenet Group Holding NV(b)	9,109	602,829
UCB SA	22,934	1,632,990
Umicore SA	16,732	1,384,441

		30,580,380

Chile – 0.0%(c)
Antofagasta PLC	76,960	979,874

China – 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	406,586

Denmark – 1.8%
AP Moeller – Maersk A/S Class A	701	1,288,456
AP Moeller – Maersk A/S Class B	1,195	2,270,477
Carlsberg A/S Class B	20,056	2,195,238
Chr Hansen Holding A/S	17,535	1,504,242
Coloplast A/S Class B	21,979	1,784,214
Danske Bank A/S	136,946	5,478,014
DONG Energy A/S(d)	30,130	1,725,051
DSV A/S	33,781	2,556,061
Genmab A/S(b)	10,506	2,319,905
H Lundbeck A/S	13,897	802,056
ISS A/S	29,588	1,190,138
Novo Nordisk A/S Class B	334,076	15,974,594
Novozymes A/S Class B	41,998	2,155,677
Pandora A/S	19,146	1,890,328

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
TDC A/S	156,700	$918,323
Tryg A/S	20,264	468,067
Vestas Wind Systems A/S	39,042	3,504,278
William Demant Holding A/S(b)	21,003	554,537

		48,579,656

Finland – 1.0%
Elisa Oyj	25,700	1,106,532
Fortum Oyj	75,813	1,513,785
Kone Oyj Class B	60,477	3,203,015
Metso Oyj	21,684	795,705
Neste Oyj	23,194	1,013,166
Nokia Oyj	1,052,841	6,322,913
Nokian Renkaat Oyj	20,335	904,626
Orion Oyj Class B	18,821	873,542
Sampo Oyj Class A	78,781	4,164,990
Stora Enso Oyj Class R	94,838	1,339,803
UPM-Kymmene Oyj	97,672	2,647,676
Wartsila Oyj Abp	25,644	1,815,948

		25,701,701

France – 10.3%
Accor SA	32,025	1,591,442
Aeroports de Paris	5,090	823,180
Air Liquide SA	71,683	9,563,315
Airbus SE	106,957	10,167,402
Alstom SA	29,273	1,243,585
Arkema SA	11,794	1,446,572
Atos SE	16,883	2,619,628
AXA SA	356,951	10,798,654
BNP Paribas SA	205,642	16,592,247
Bollore SA	145,930	729,580
Bouygues SA	39,477	1,873,788
Bureau Veritas SA	49,249	1,271,280
Capgemini SE	30,129	3,531,929
Carrefour SA	101,939	2,060,157
Casino Guichard Perrachon SA	9,801	581,422
Cie de Saint-Gobain	92,757	5,528,920
Cie Generale des Etablissements Michelin	30,581	4,464,876
CNP Assurances	29,292	686,693
Credit Agricole SA	206,931	3,762,466
Danone SA	106,827	8,381,921
Dassault Aviation SA	493	797,566
Dassault Systemes SE	23,023	2,329,570
Edenred	40,723	1,107,282
Eiffage SA	13,560	1,404,283
Electricite de France SA	104,089	1,264,379
Engie SA	330,938	5,622,043
Essilor International SA	38,599	4,779,922
Eurazeo SA	7,558	675,759
Eutelsat Communications SA	34,717	1,028,523
Fonciere Des Regions	5,920	615,109
Gecina SA REIT	8,489	1,376,897
Groupe Eurotunnel SE	89,839	1,083,318
Hermes International	5,857	2,953,493
ICADE REIT	6,016	536,751
Iliad SA	4,881	1,297,455
Imerys SA	6,262	565,954
Ingenico Group SA	9,998	947,934
Ipsen SA	7,077	940,805
JCDecaux SA	12,680	474,892
Kering	14,058	5,601,555
Klepierre SA REIT	41,883	1,644,362
L’Oreal SA	46,284	9,843,573
Lagardere SCA	20,176	675,610
Legrand SA	47,237	3,410,924
LVMH Moet Hennessy Louis Vuitton SE	50,585	13,960,673
Natixis SA	177,116	1,417,546
Orange SA	358,900	5,880,678
Pernod Ricard SA	39,414	5,453,969
Peugeot SA	97,273	2,317,171
Publicis Groupe SA	37,375	2,610,874
Remy Cointreau SA	4,144	490,883
Renault SA	32,391	3,182,500
Rexel SA	57,244	990,745
Safran SA	57,967	5,923,608
Sanofi	207,496	20,607,791
Schneider Electric SE(b)	101,894	8,869,398
SCOR SE	30,300	1,270,737
SEB SA	4,596	843,262
Societe BIC SA	5,922	709,900
Societe Generale SA	138,961	8,137,591
Sodexo SA	16,316	2,034,965
Suez Environment Co.	69,418	1,267,508
Thales SA	18,723	2,120,025
TOTAL SA(a)	431,365	23,175,107
Unibail-Rodamco SE REIT	18,571	4,517,164
Valeo SA	42,633	3,164,156
Veolia Environnement SA	83,809	1,936,993
Vinci SA	90,765	8,627,107
Vivendi SA	186,146	4,713,721
Wendel SA	4,850	785,799
Zodiac Aerospace	35,769	1,034,529

		274,741,416

Germany – 9.6%
adidas AG	34,720	7,856,197
Allianz SE	83,671	18,789,057
Axel Springer SE	8,400	539,920
BASF SE	168,225	17,906,749
Bayer AG	149,835	20,423,648
Bayerische Motoren Werke AG	58,931	5,979,621
Bayerische Motoren Werke AG Preference Shares	10,669	950,759
Beiersdorf AG	18,603	2,001,973
Brenntag AG	28,112	1,565,819
Commerzbank AG(b)	193,105	2,627,602
Continental AG	19,649	4,988,435
Covestro AG(d)	20,724	1,782,368
Daimler AG	176,608	14,086,783
Deutsche Bank AG	382,577	6,616,890
Deutsche Boerse AG	35,152	3,811,163
Deutsche Lufthansa AG	40,148	1,115,854
Deutsche Post AG	177,538	7,905,330
Deutsche Telekom AG	601,827	11,230,704
Deutsche Wohnen SE	64,908	2,756,292
E.ON SE	391,093	4,427,463
Evonik Industries AG	32,267	1,152,773
Fraport AG Frankfurt Airport Services Worldwide	6,934	658,577

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	38,517	$3,768,913
Fresenius SE & Co. KGaA	76,843	6,200,086
Fuchs Petrolub SE Preference Shares	11,891	704,142
GEA Group AG	34,939	1,589,824
Hannover Rueck SE	10,426	1,256,596
HeidelbergCement AG	27,666	2,844,504
Henkel AG & Co. KGaA	18,985	2,310,616
Henkel AG & Co. KGaA Preference Shares	31,784	4,326,764
HOCHTIEF AG	3,385	571,249
HUGO BOSS AG	12,222	1,077,739
Infineon Technologies AG	202,483	5,091,512
Innogy SE(d)	24,532	1,092,060
KION Group AG	12,696	1,215,295
KS AG(a)	35,264	960,933
Lanxess AG	16,645	1,313,684
Linde AG	33,735	7,037,090
MAN SE	7,204	813,247
Merck KGaA	23,098	2,570,082
METRO AG(b)	33,622	710,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,604	6,117,248
OSRAM Licht AG	15,483	1,235,703
Porsche Automobil Holding SE Preference Shares	29,123	1,862,619
ProSiebenSat.1 Media SE	44,142	1,504,744
RWE AG(b)	93,356	2,121,223
SAP SE	178,075	19,513,113
Schaeffler AG Preference Shares	27,293	440,428
Siemens AG	138,611	19,532,808
Symrise AG	22,854	1,736,446
Telefonica Deutschland Holding AG	123,988	695,955
ThyssenKrupp AG	65,285	1,935,286
TUI AG	82,896	1,408,012
United Internet AG	23,007	1,432,564
Volkswagen AG	5,948	1,007,294
Volkswagen AG Preference Shares	33,839	5,520,613
Vonovia SE	83,908	3,571,056
Zalando SE(b)(d)	20,797	1,042,455

		255,306,771

Hong Kong – 3.3%
AIA Group, Ltd.	2,177,600	16,058,709
ASM Pacific Technology, Ltd.	51,900	747,532
Bank of East Asia, Ltd.	215,545	931,369
BOC Hong Kong Holdings, Ltd.	652,000	3,167,885
CK Asset Holdings, Ltd.	470,179	3,891,722
CK Hutchison Holdings, Ltd.	492,000	6,289,603
CK Infrastructure Holdings, Ltd.	115,000	989,412
CLP Holdings, Ltd.	287,500	2,946,519
First Pacific Co., Ltd.	314,000	250,454
Galaxy Entertainment Group, Ltd.	431,000	3,034,939
Hang Lung Group, Ltd.	145,000	520,728
Hang Lung Properties, Ltd.	396,000	939,972
Hang Seng Bank, Ltd.	136,400	3,324,998
Henderson Land Development Co., Ltd.	213,254	1,412,920
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	455,490	415,794
HKT Trust & HKT, Ltd.	679,000	825,854
Hong Kong & China Gas Co., Ltd.	1,479,500	2,780,680
Hong Kong Exchanges & Clearing, Ltd.	210,225	5,652,150
Hongkong Land Holdings, Ltd.	207,000	1,490,400
Hysan Development Co., Ltd.	105,000	494,034
I-CABLE Communications, Ltd.(b)	168,560	5,611
Jardine Matheson Holdings, Ltd.	39,500	2,502,720
Jardine Strategic Holdings, Ltd.	38,500	1,663,200
Kerry Properties, Ltd.	118,000	488,727
Li & Fung, Ltd.	1,090,000	547,045
Link REIT	400,000	3,241,707
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,107,663
MTR Corp., Ltd.	272,645	1,591,741
New World Development Co., Ltd.	1,128,221	1,620,679
NWS Holdings, Ltd.	274,810	535,497
PCCW, Ltd.	748,000	405,091
Power Assets Holdings, Ltd.	252,000	2,182,621
Sands China, Ltd.	446,000	2,321,162
Shangri-La Asia, Ltd.	264,000	489,421
Sino Land Co., Ltd.	578,256	1,015,744
SJM Holdings, Ltd.	434,000	397,288
Sun Hung Kai Properties, Ltd.	262,000	4,256,699
Swire Pacific, Ltd. Class A	98,000	951,054
Swire Properties, Ltd.	193,600	656,843
Techtronic Industries Co., Ltd.	258,000	1,377,418
WH Group, Ltd.(d)	1,383,309	1,469,966
Wharf Holdings, Ltd.	226,000	2,013,853
Wheelock & Co., Ltd.	151,000	1,062,319
Yue Yuen Industrial Holdings, Ltd.	149,500	568,470

		88,638,213

Ireland – 0.6%
Bank of Ireland Group PLC(b)	170,721	1,398,656
CRH PLC	149,848	5,717,523
Experian PLC	174,197	3,503,334
James Hardie Industries PLC	85,085	1,183,021
Kerry Group PLC Class A	28,985	2,785,487
Paddy Power Betfair PLC	14,637	1,460,791
Ryanair Holdings PLC ADR(b)	5,929	625,035

		16,673,847

Israel – 0.5%
Azrieli Group, Ltd.	7,782	432,211
Bank Hapoalim BM	186,339	1,304,468
Bank Leumi Le-Israel BM	253,799	1,347,090
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	597,335
Check Point Software Technologies, Ltd.(b)	23,910	2,726,218

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Elbit Systems, Ltd.	3,969	$583,452
Frutarom Industries, Ltd.	6,562	505,069
Israel Chemicals, Ltd.	90,984	403,847
Mizrahi Tefahot Bank, Ltd.	25,993	465,985
Nice, Ltd.	10,564	842,704
Teva Pharmaceutical Industries, Ltd.	129,045	2,256,077
Teva Pharmaceutical Industries, Ltd. ADR	32,428	570,733

		12,035,189

Italy – 2.1%
Assicurazioni Generali SpA	221,359	4,124,242
Atlantia SpA	81,362	2,569,131
Enel SpA	1,474,654	8,882,292
Eni SpA	456,114	7,549,048
Ferrari NV	22,562	2,493,905
Intesa Sanpaolo SpA(e)	2,285,543	8,084,287
Intesa Sanpaolo SpA(e)	196,041	648,927
Leonardo SpA	71,372	1,337,359
Luxottica Group SpA	29,864	1,669,583
Mediobanca SpA	107,850	1,157,702
Poste Italiane SpA(d)	85,106	626,814
Prysmian SpA	37,010	1,250,466
Recordati SpA	19,949	919,764
Saipem SpA(b)	109,611	472,715
Snam SpA	411,255	1,981,692
Telecom Italia SpA/Milano(b)(e)	1,980,406	1,855,428
Telecom Italia SpA/Milano Savings Shares(e)	1,170,271	879,902
Terna Rete Elettrica Nazionale SpA	257,268	1,503,070
UniCredit SpA(b)	359,379	7,655,935
UnipolSai Assicurazioni SpA	194,056	453,320

		56,115,582

Japan – 22.7%
ABC-Mart, Inc.	5,800	306,063
Acom Co., Ltd.(b)	91,400	354,021
Aeon Co., Ltd.(a)	114,100	1,685,171
AEON Financial Service Co., Ltd.	20,500	428,157
Aeon Mall Co., Ltd.	24,100	428,839
Air Water, Inc.	25,000	461,067
Aisin Seiki Co., Ltd.	33,100	1,743,730
Ajinomoto Co., Inc.	102,200	1,993,792
Alfresa Holdings Corp.	37,400	684,108
Alps Electric Co., Ltd.	34,700	915,243
Amada Holdings Co., Ltd.	56,400	618,789
ANA Holdings, Inc.	19,800	749,151
Aozora Bank, Ltd.	22,800	866,912
Asahi Glass Co., Ltd.	35,000	1,298,139
Asahi Group Holdings, Ltd.	71,800	2,906,061
Asahi Kasei Corp.	235,000	2,891,440
Asics Corp.	27,100	403,497
Astellas Pharma, Inc.	381,800	4,855,388
Bandai Namco Holdings, Inc.	36,000	1,234,487
Bank of Kyoto, Ltd.	12,600	640,270
Benesse Holdings, Inc.	13,600	490,525
Bridgestone Corp.	119,500	5,420,575
Brother Industries, Ltd.	44,800	1,041,944
Calbee, Inc.(a)	15,100	530,542
Canon, Inc.	194,200	6,633,492
Casio Computer Co., Ltd.	37,900	533,324
Central Japan Railway Co.	25,800	4,522,134
Chiba Bank, Ltd.(a)	134,000	958,291
Chubu Electric Power Co., Inc.	117,800	1,461,970
Chugai Pharmaceutical Co., Ltd.	39,000	1,617,998
Chugoku Bank, Ltd.	30,400	416,442
Chugoku Electric Power Co., Inc.(a)	57,100	606,179
Coca-Cola Bottlers Japan, Inc.	24,100	781,460
Concordia Financial Group, Ltd.	237,100	1,171,335
Credit Saison Co., Ltd.	28,200	584,969
CYBERDYNE, Inc.(a)(b)	22,800	303,622
Dai Nippon Printing Co., Ltd.	50,000	1,196,198
Dai-ichi Life Holdings, Inc.	195,800	3,511,928
Daicel Corp.	51,500	620,388
Daiichi Sankyo Co., Ltd.	104,300	2,351,649
Daikin Industries, Ltd.	45,800	4,636,352
Daito Trust Construction Co., Ltd.	12,200	2,221,827
Daiwa House Industry Co., Ltd.	104,700	3,613,552
Daiwa House REIT Investment Corp.	270	646,187
Daiwa Securities Group, Inc.	285,000	1,613,561
DeNA Co., Ltd.	17,400	389,844
Denso Corp.	87,800	4,440,505
Dentsu, Inc.	37,900	1,663,270
Disco Corp.	5,500	1,118,420
Don Quijote Holdings Co., Ltd.	23,100	862,928
East Japan Railway Co.	59,600	5,498,565
Eisai Co., Ltd.	48,900	2,509,185
Electric Power Development Co., Ltd.	29,400	738,102
FamilyMart UNY Holdings Co., Ltd.	14,500	763,870
FANUC Corp.	34,900	7,065,882
Fast Retailing Co., Ltd.	9,400	2,771,608
Fuji Electric Co., Ltd.	96,000	532,173
FUJIFILM Holdings Corp.	75,400	2,925,170
Fujitsu, Ltd.	356,000	2,643,632
Fukuoka Financial Group, Inc.	134,000	619,020
Hachijuni Bank, Ltd.	78,600	490,879
Hakuhodo DY Holdings, Inc.	41,000	538,338
Hamamatsu Photonics KK	27,400	827,611
Hankyu Hanshin Holdings, Inc.	42,700	1,619,766
Hikari Tsushin, Inc.	3,900	488,518
Hino Motors, Ltd.	49,600	606,313
Hirose Electric Co., Ltd.	6,200	872,456
Hiroshima Bank, Ltd.	45,000	364,190
Hisamitsu Pharmaceutical Co., Inc.	10,400	498,912
Hitachi Chemical Co., Ltd.	19,900	545,387
Hitachi Construction Machinery Co., Ltd.	19,300	571,807
Hitachi High-Technologies Corp.	11,800	427,700
Hitachi Metals, Ltd.	40,500	563,434
Hitachi, Ltd.	886,000	6,240,922
Honda Motor Co., Ltd.	314,100	9,297,572
Hoshizaki Corp.	9,900	869,817

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hoya Corp.	69,900	$3,772,420
Hulic Co., Ltd.	50,000	489,939
Idemitsu Kosan Co., Ltd.	27,100	764,381
IHI Corp.	30,200	1,049,012
Iida Group Holdings Co., Ltd.	26,200	466,905
Inpex Corp.	179,800	1,909,571
Isetan Mitsukoshi Holdings, Ltd.	55,600	580,376
Isuzu Motors, Ltd.	103,400	1,369,603
ITOCHU Corp.	275,500	4,510,696
J Front Retailing Co., Ltd.	40,200	555,332
Japan Airlines Co., Ltd.	19,600	663,055
Japan Airport Terminal Co., Ltd.(a)	8,200	292,116
Japan Exchange Group, Inc.	96,300	1,703,312
Japan Post Bank Co., Ltd.(a)	75,600	933,541
Japan Post Holdings Co., Ltd.(a)	286,400	3,381,385
Japan Prime Realty Investment Corp. REIT	138	460,960
Japan Real Estate Investment Corp. REIT	220	1,057,345
Japan Retail Fund Investment Corp. REIT	455	816,102
Japan Tobacco, Inc.	201,300	6,595,251
JFE Holdings, Inc.	97,900	1,911,209
JGC Corp.	34,100	551,647
JSR Corp.	33,300	632,483
JTEKT Corp.	38,300	530,106
JXTG Holdings, Inc.	552,000	2,838,829
Kajima Corp.	160,000	1,589,126
Kakaku.com, Inc.	26,600	338,866
Kamigumi Co., Ltd.	20,000	462,844
Kaneka Corp.	49,000	380,456
Kansai Electric Power Co., Inc.	132,800	1,698,269
Kansai Paint Co., Ltd.(a)	39,400	991,257
Kao Corp.	90,800	5,339,990
Kawasaki Heavy Industries, Ltd.	26,800	888,056
KDDI Corp.	330,100	8,700,810
Keihan Holdings Co., Ltd.	16,800	491,769
Keikyu Corp.	43,500	881,477
Keio Corp.	21,000	865,633
Keisei Electric Railway Co., Ltd.	23,000	636,477
Keyence Corp.	17,700	9,395,238
Kikkoman Corp.	28,000	860,658
Kintetsu Group Holdings Co., Ltd.	31,400	1,167,405
Kirin Holdings Co., Ltd.	155,600	3,660,363
Kobe Steel, Ltd.	53,600	612,354
Koito Manufacturing Co., Ltd.	20,100	1,260,658
Komatsu, Ltd.	165,100	4,694,933
Konami Holdings Corp.	18,400	884,325
Konica Minolta, Inc.	93,100	764,220
Kose Corp.	5,500	629,814
Kubota Corp.	189,700	3,447,176
Kuraray Co., Ltd.	66,900	1,250,456
Kurita Water Industries, Ltd.	17,800	513,925
Kyocera Corp.	59,300	3,678,165
Kyowa Hakko Kirin Co., Ltd.	50,400	856,977
Kyushu Electric Power Co., Inc.	82,000	870,519
Kyushu Financial Group, Inc.	61,500	378,075
Kyushu Railway Co.	30,700	912,286
Lawson, Inc.(a)	9,100	602,274
LINE Corp.(a)(b)	8,000	288,900
Lion Corp.	39,000	711,642
LIXIL Group Corp.	48,600	1,289,207
M3, Inc.	40,100	1,141,745
Mabuchi Motor Co., Ltd.	9,600	480,149
Makita Corp.	41,700	1,680,003
Marubeni Corp.	310,300	2,118,470
Marui Group Co., Ltd.(a)	39,800	569,607
Maruichi Steel Tube, Ltd.	10,400	302,581
Mazda Motor Corp.	100,900	1,546,240
McDonald’s Holdings Co., Japan, Ltd.	13,200	583,983
Mebuki Financial Group, Inc.	181,300	700,622
Medipal Holdings Corp.	28,900	501,671
MEIJI Holdings Co., Ltd.	22,400	1,775,046
MINEBEA MITSUMI, Inc.	69,000	1,078,843
Miraca Holdings, Inc.	9,700	450,682
MISUMI Group, Inc.	48,400	1,274,012
Mitsubishi Chemical Holdings Corp.	257,600	2,453,224
Mitsubishi Corp.	276,600	6,426,929
Mitsubishi Electric Corp.	354,700	5,539,578
Mitsubishi Estate Co., Ltd.	231,000	4,015,027
Mitsubishi Gas Chemical Co., Inc.	35,900	841,010
Mitsubishi Heavy Industries, Ltd.	57,900	2,288,430
Mitsubishi Materials Corp.	21,600	746,449
Mitsubishi Motors Corp.	116,800	923,484
Mitsubishi Tanabe Pharma Corp.	39,600	907,636
Mitsubishi UFJ Financial Group, Inc.	2,175,400	14,121,306
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	432,578
Mitsui & Co., Ltd.	313,900	4,637,460
Mitsui Chemicals, Inc.	34,600	1,051,233
Mitsui Fudosan Co., Ltd.	161,800	3,507,236
Mitsui OSK Lines, Ltd.	20,200	611,931
Mixi, Inc.	8,800	424,501
Mizuho Financial Group, Inc.	4,344,600	7,607,344
MS&AD Insurance Group Holdings, Inc.	86,700	2,790,513
Murata Manufacturing Co., Ltd.	35,100	5,157,500
Nabtesco Corp.	18,700	694,408
Nagoya Railroad Co., Ltd.	36,000	774,912
NEC Corp.	45,100	1,222,005
Nexon Co., Ltd.(b)	38,900	1,014,617
NGK Insulators, Ltd.	45,900	859,567
NGK Spark Plug Co., Ltd.	29,600	629,787
NH Foods, Ltd.	33,000	907,342
Nidec Corp.	43,800	5,377,480
Nikon Corp.	60,100	1,041,666
Nintendo Co., Ltd.	20,600	7,605,703
Nippon Building Fund, Inc. REIT	236	1,176,174
Nippon Electric Glass Co., Ltd.	15,200	588,069
Nippon Express Co., Ltd.	15,900	1,035,375
Nippon Paint Holdings Co., Ltd.	30,200	1,026,207
Nippon Prologis REIT, Inc.	331	697,198
Nippon Steel & Sumitomo Metal Corp.	138,500	3,178,739

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Telegraph & Telephone Corp.	124,400	$5,699,203
Nippon Yusen KK(b)	26,800	556,880
Nissan Chemical Industries, Ltd.	24,200	851,348
Nissan Motor Co., Ltd.(a)	418,900	4,147,506
Nisshin Seifun Group, Inc.	33,100	554,289
Nissin Foods Holdings Co., Ltd.	11,800	717,026
Nitori Holdings Co., Ltd.	14,700	2,101,213
Nitto Denko Corp.	29,200	2,433,744
NOK Corp.	19,900	445,503
Nomura Holdings, Inc.	657,500	3,679,874
Nomura Real Estate Holdings, Inc.	22,600	481,453
Nomura Real Estate Master Fund, Inc.	666	865,596
Nomura Research Institute, Ltd.	25,900	1,010,092
NSK, Ltd.	73,800	994,577
NTT Data Corp.	112,500	1,203,305
NTT DOCOMO, Inc.	245,400	5,603,880
Obayashi Corp.	112,400	1,347,023
Obic Co., Ltd.	10,900	685,577
Odakyu Electric Railway Co., Ltd.	52,500	995,758
Oji Holdings Corp.	169,000	911,322
Olympus Corp.	54,900	1,858,206
Omron Corp.	36,400	1,852,903
Ono Pharmaceutical Co., Ltd.	73,200	1,657,917
Oracle Corp. Japan	7,400	581,140
Oriental Land Co., Ltd.	40,500	3,084,858
ORIX Corp.	239,900	3,867,086
Osaka Gas Co., Ltd.	71,200	1,323,239
Otsuka Corp.	9,100	582,872
Otsuka Holdings Co., Ltd.	69,700	2,768,433
Panasonic Corp.	405,100	5,867,859
Park24 Co., Ltd.	18,200	443,015
Pola Orbis Holdings, Inc.	16,800	508,186
Rakuten, Inc.	165,700	1,806,191
Recruit Holdings Co., Ltd.	196,800	4,260,664
Renesas Electronics Corp.(b)	89,600	975,877
Resona Holdings, Inc.	406,800	2,088,841
Ricoh Co., Ltd.(a)	135,700	1,318,845
Rinnai Corp.	5,600	479,083
Rohm Co., Ltd.	17,300	1,481,562
Ryohin Keikaku Co., Ltd.	4,500	1,325,234
Sankyo Co., Ltd.	9,200	293,413
Santen Pharmaceutical Co., Ltd.	70,000	1,102,563
SBI Holdings, Inc.	38,100	573,370
Secom Co., Ltd.	39,000	2,841,718
Sega Sammy Holdings, Inc.	32,200	449,682
Seibu Holdings, Inc.	37,700	643,712
Seiko Epson Corp.	49,600	1,199,847
Sekisui Chemical Co., Ltd.	72,200	1,420,075
Sekisui House, Ltd.	106,600	1,796,001
Seven & i Holdings Co., Ltd.	135,700	5,238,009
Seven Bank, Ltd.(a)	126,400	455,900
Sharp Corp.(a)(b)	28,500	859,570
Shimadzu Corp.	49,600	976,446
Shimamura Co., Ltd.	3,700	443,744
Shimano, Inc.	13,100	1,744,494
Shimizu Corp.	104,600	1,158,763
Shin-Etsu Chemical Co., Ltd.	71,200	6,363,186
Shinsei Bank, Ltd.	30,900	494,389
Shionogi & Co., Ltd.	53,200	2,907,060
Shiseido Co., Ltd.	70,600	2,823,624
Shizuoka Bank, Ltd.	102,000	917,017
Showa Shell Sekiyu KK	34,700	399,205
SMC Corp.	10,400	3,667,001
SoftBank Group Corp.	150,300	12,129,216
Sohgo Security Services Co., Ltd.	14,700	673,851
Sompo Holdings, Inc.	62,400	2,426,928
Sony Corp.	227,200	8,448,978
Sony Financial Holdings, Inc.	33,200	544,461
Stanley Electric Co., Ltd.	27,300	934,940
Start Today Co., Ltd.	37,400	1,184,480
Subaru Corp.	111,300	4,014,374
Sumitomo Chemical Co., Ltd.	297,000	1,854,848
Sumitomo Corp.	211,300	3,038,147
Sumitomo Dainippon Pharma Co., Ltd.(a)	26,900	349,857
Sumitomo Electric Industries, Ltd.	138,700	2,264,741
Sumitomo Heavy Industries, Ltd.	22,800	913,499
Sumitomo Metal Mining Co., Ltd.	43,000	1,380,553
Sumitomo Mitsui Financial Group, Inc.	241,600	9,272,083
Sumitomo Mitsui Trust Holdings, Inc.	58,500	2,110,501
Sumitomo Realty & Development Co., Ltd.	67,000	2,026,696
Sumitomo Rubber Industries, Ltd.	37,900	694,264
Sundrug Co., Ltd.	12,400	513,339
Suntory Beverage & Food, Ltd.	24,700	1,099,338
Suruga Bank, Ltd.	34,400	741,389
Suzuken Co., Ltd.	13,600	483,276
Suzuki Motor Corp.	62,600	3,282,239
Sysmex Corp.	27,800	1,773,233
T&D Holdings, Inc.	100,000	1,451,162
Taiheiyo Cement Corp.	23,800	918,678
Taisei Corp.	38,800	2,033,669
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	447,617
Taiyo Nippon Sanso Corp.	23,300	275,713
Takashimaya Co., Ltd.	53,000	496,264
Takeda Pharmaceutical Co., Ltd.	130,100	7,181,996
TDK Corp.	23,600	1,601,777
Teijin, Ltd.	31,200	614,770
Terumo Corp.	59,400	2,335,051
THK Co., Ltd.	21,300	724,728
Tobu Railway Co., Ltd.	36,800	1,010,190
Toho Co., Ltd.	22,700	791,520
Toho Gas Co., Ltd.	12,600	368,827
Tohoku Electric Power Co., Inc.	79,000	1,004,300
Tokio Marine Holdings, Inc.	124,500	4,868,734
Tokyo Electric Power Co. Holdings, Inc.(b)	268,100	1,081,308
Tokyo Electron, Ltd.	28,900	4,436,477
Tokyo Gas Co., Ltd.	72,600	1,778,802
Tokyo Tatemono Co., Ltd.	36,300	464,049

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Tokyu Corp.	94,000	$1,330,271
Tokyu Fudosan Holdings Corp.	90,400	545,299
Toppan Printing Co., Ltd.	94,000	931,942
Toray Industries, Inc.	266,000	2,579,301
Toshiba Corp.(b)	741,000	2,073,602
Tosoh Corp.	56,500	1,272,900
TOTO, Ltd.	26,700	1,124,310
Toyo Seikan Group Holdings, Ltd.	28,500	475,992
Toyo Suisan Kaisha, Ltd.	14,500	532,648
Toyoda Gosei Co., Ltd.	9,700	229,132
Toyota Industries Corp.(a)	28,700	1,649,616
Toyota Motor Corp.	473,600	28,231,297
Toyota Tsusho Corp.	37,100	1,217,825
Trend Micro, Inc.	22,600	1,112,282
Tsuruha Holdings, Inc.	6,500	776,662
Unicharm Corp.	71,000	1,624,803
United Urban Investment Corp. REIT	568	831,576
USS Co., Ltd.	43,500	877,226
West Japan Railway Co.	30,300	2,105,509
Yahoo! Japan Corp.(a)	252,500	1,197,841
Yakult Honsha Co., Ltd.	17,000	1,224,803
Yamada Denki Co., Ltd.	127,900	698,783
Yamaguchi Financial Group, Inc.	39,000	456,296
Yamaha Corp.	30,500	1,124,461
Yamaha Motor Co., Ltd.	49,600	1,484,938
Yamato Holdings Co., Ltd.	60,500	1,220,857
Yamazaki Baking Co., Ltd.	22,000	397,139
Yaskawa Electric Corp.	44,800	1,418,842
Yokogawa Electric Corp.	38,300	651,915
Yokohama Rubber Co., Ltd.	20,700	426,633

		606,714,546

Jordan – 0.0%(c)
Hikma Pharmaceuticals PLC	31,008	503,799

Luxembourg – 0.3%
ArcelorMittal(b)	118,841	3,066,276
Eurofins Scientific SE	1,931	1,220,400
Millicom International Cellular SA SDR	10,834	713,431
RTL Group SA	6,365	481,882
SES SA	67,548	1,478,120
Tenaris SA	86,893	1,232,698

		8,192,807

Macau – 0.0%(c)
MGM China Holdings, Ltd.(a)	169,200	405,524
Wynn Macau, Ltd.	272,400	734,123

		1,139,647

Mexico – 0.0%(c)
Fresnillo PLC	41,967	791,085

Netherlands – 4.5%
ABN AMRO Group NV(d)	80,672	2,416,686
Aegon NV	345,267	2,011,484
AerCap Holdings NV(b)	28,214	1,442,018
Akzo Nobel NV	47,027	4,343,104
Altice NV Class A(b)	91,707	1,837,108
Altice NV Class B(b)	19,053	380,663
ASML Holding NV	68,606	11,683,315
Boskalis Westminster	17,863	624,554
EXOR NV	20,181	1,279,980
Gemalto NV	16,989	759,089
Heineken Holding NV	18,480	1,736,840
Heineken NV	42,940	4,246,379
ING Groep NV	713,007	13,149,496
Koninklijke Ahold Delhaize NV	238,945	4,468,844
Koninklijke DSM NV	34,348	2,812,384
Koninklijke KPN NV	625,355	2,147,650
Koninklijke Philips NV	171,768	7,093,026
Koninklijke Vopak NV	14,298	627,189
NN Group NV	57,881	2,422,996
NXP Semiconductors NV(b)	47,872	5,413,845
Randstad Holding NV	22,428	1,387,762
Royal Dutch Shell PLC Class A	812,637	24,514,816
Royal Dutch Shell PLC Class B	680,307	20,942,676
Wolters Kluwer NV	57,235	2,645,292

		120,387,196

New Zealand – 0.2%
Auckland International Airport, Ltd.	174,607	812,879
Contact Energy, Ltd.	116,874	464,685
Fletcher Building, Ltd.	125,286	723,648
Mercury NZ, Ltd.	144,564	354,273
Meridian Energy, Ltd.	262,247	539,351
Ryman Healthcare, Ltd.	72,076	483,002
Spark New Zealand, Ltd.	345,222	910,898

		4,288,736

Norway – 0.7%
DNB ASA	177,413	3,577,100
Gjensidige Forsikring ASA	32,985	574,315
Marine Harvest ASA(b)	74,655	1,477,100
Norsk Hydro ASA	230,317	1,675,233
Orkla ASA	151,652	1,556,470
Schibsted ASA Class A	13,202	340,320
Schibsted ASA Class B	15,363	362,831
Statoil ASA(a)	204,859	4,099,599
Telenor ASA	132,641	2,806,018
Yara International ASA	32,889	1,473,752

		17,942,738

Portugal – 0.2%
EDP – Energias de Portugal SA	433,534	1,632,388
Galp Energia SGPS SA	90,821	1,609,991
Jeronimo Martins SGPS SA	45,284	893,494

		4,135,873

Singapore – 1.2%
Ascendas REIT	478,950	938,184
CapitaLand Commercial Trust	343,000	418,031
CapitaLand Mall Trust REIT	490,000	721,676
CapitaLand, Ltd.	470,700	1,240,919
City Developments, Ltd.	72,400	604,066
ComfortDelGro Corp., Ltd.	427,400	654,657
DBS Group Holdings, Ltd.	318,313	4,880,354
Genting Singapore PLC	1,167,800	1,006,168
Global Logistic Properties, Ltd.	497,500	1,208,992
Golden Agri-Resources, Ltd.	1,326,600	366,343
Hutchison Port Holdings Trust	935,800	402,394

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Jardine Cycle & Carriage, Ltd.	17,233	$499,242
Keppel Corp., Ltd.	265,300	1,267,938
Oversea-Chinese Banking Corp., Ltd.	557,026	4,577,790
SATS, Ltd.	114,700	389,386
Sembcorp Industries, Ltd.	177,900	387,779
Singapore Airlines, Ltd.	91,100	673,548
Singapore Exchange, Ltd.	152,600	830,453
Singapore Press Holdings, Ltd.(a)	306,400	613,725
Singapore Technologies Engineering, Ltd.	304,700	771,875
Singapore Telecommunications, Ltd.	1,445,000	3,915,903
StarHub, Ltd.(a)	120,500	230,715
Suntec Real Estate Investment Trust	417,500	573,392
United Overseas Bank, Ltd.	237,890	4,116,805
UOL Group, Ltd.	89,832	537,160
Wilmar International, Ltd.	314,400	736,251

		32,563,746

South Africa – 0.1%
Investec PLC	119,452	873,432
Mediclinic International PLC	74,531	649,964
Mondi PLC	68,608	1,845,561

		3,368,957

Spain – 3.3%
Abertis Infraestructuras SA	124,284	2,512,477
ACS Actividades de Construccion y Servicios SA	43,859	1,625,759
Aena SME SA(d)	12,617	2,278,390
Amadeus IT Group SA	77,377	5,030,213
Banco Bilbao Vizcaya Argentaria SA	1,201,460	10,739,382
Banco de Sabadell SA	978,926	2,043,767
Banco Santander SA	2,890,960	20,188,302
Bankia SA	187,877	906,201
Bankinter SA	127,076	1,202,434
CaixaBank SA	632,456	3,170,202
Distribuidora Internacional de Alimentacion SA	112,631	657,107
Enagas SA	40,604	1,143,648
Endesa SA	54,326	1,225,076
Ferrovial SA	89,373	1,967,856
Gas Natural SDG SA	63,126	1,397,773
Grifols SA	52,762	1,537,549
Iberdrola SA	1,027,704	7,984,661
Industria de Diseno Textil SA	196,501	7,406,993
Mapfre SA	194,652	633,743
Red Electrica Corp. SA	75,662	1,590,378
Repsol SA	218,426	4,025,698
Siemens Gamesa Renewable Energy SA	45,639	595,926
Telefonica SA	809,159	8,792,950

		88,656,485

Sweden – 2.8%
Alfa Laval AB	52,525	1,279,928
Assa Abloy AB Class B	181,608	4,138,402
Atlas Copco AB Class A	121,867	5,149,489
Atlas Copco AB Class B	70,388	2,723,300
Boliden AB	47,714	1,611,638
Electrolux AB Series B	42,614	1,444,073
Essity AB Class B(b)	110,939	3,011,888
Getinge AB Class B	35,024	655,224
Getinge AB Class B(f)	5,003	93,595
Hennes & Mauritz AB Class B	167,508	4,330,148
Hexagon AB Class B	46,996	2,324,366
Husqvarna AB Class B	80,679	828,303
ICA Gruppen AB	13,522	507,095
Industrivarden AB Class C	27,746	701,269
Investor AB Class B	81,515	4,017,652
Kinnevik AB Class B	41,542	1,351,762
L E Lundbergforetagen AB Class B	6,443	513,871
Lundin Petroleum AB(b)	30,763	671,616
Nordea Bank AB	539,305	7,294,379
Sandvik AB	200,656	3,453,928
Securitas AB Class B	56,568	945,301
Skandinaviska Enskilda Banken AB Class A	280,059	3,681,578
Skanska AB Class B	59,507	1,375,703
SKF AB Class B	69,664	1,514,926
Svenska Handelsbanken AB Class A	275,766	4,152,192
Swedbank AB Class A	166,074	4,581,997
Swedish Match AB	35,442	1,240,547
Tele2 AB Class B	66,816	762,924
Telefonaktiebolaget LM Ericsson Class B	544,886	3,122,179
Telia Co. AB	471,238	2,214,643
Volvo AB Class B	284,569	5,473,587

		75,167,503

Switzerland – 8.7%
ABB, Ltd.	361,677	8,948,478
Adecco Group AG	29,333	2,285,767
Baloise Holding AG	8,886	1,406,919
Barry Callebaut AG(b)	370	567,466
Chocoladefabriken Lindt & Spruengli AG(e)	176	1,004,961
Chocoladefabriken Lindt & Spruengli AG(e)	18	1,249,173
Cie Financiere Richemont SA	94,703	8,661,860
Coca-Cola HBC AG(b)	34,872	1,181,347
Credit Suisse Group AG(b)	435,095	6,893,351
Dufry AG(b)	6,194	984,536
EMS-Chemie Holding AG	1,508	1,003,671
Ferguson PLC	47,078	3,092,421
Geberit AG	6,593	3,121,386
Givaudan SA	1,705	3,712,727
Glencore PLC(b)	2,211,120	10,145,596
Julius Baer Group, Ltd.(b)	40,401	2,392,494
Kuehne + Nagel International AG	9,666	1,791,147
LafargeHolcim, Ltd.(b)	81,213	4,750,574
Lonza Group AG(b)	13,569	3,561,933
Nestle SA	567,823	47,592,440
Novartis AG	406,165	34,798,552
Pargesa Holding SA	7,650	636,446
Partners Group Holding AG	3,313	2,249,526

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Roche Holding AG	128,317	$32,782,102
Schindler Holding AG(e)	7,268	1,606,682
Schindler Holding AG(e)	3,944	849,044
SGS SA	968	2,323,960
Sika AG	406	3,023,181
Sonova Holding AG	9,633	1,635,699
STMicroelectronics NV	113,126	2,189,283
Straumann Holding AG	1,786	1,148,090
Swatch Group AG(e)	5,708	2,376,170
Swatch Group AG(e)	10,693	852,589
Swiss Life Holding AG(b)	5,951	2,097,857
Swiss Prime Site AG(b)	13,273	1,194,104
Swiss Re AG	60,165	5,453,153
Swisscom AG	4,843	2,483,564
UBS Group AG(b)	672,350	11,499,992
Vifor Pharma AG	9,106	1,072,844
Zurich Insurance Group AG	27,893	8,515,494

		233,136,579

United Kingdom – 15.5%
3i Group PLC	175,202	2,146,095
Admiral Group PLC	38,319	934,132
Anglo American PLC	242,447	4,357,112
Ashtead Group PLC	93,849	2,265,166
Associated British Foods PLC	64,314	2,755,140
AstraZeneca PLC	230,269	15,307,994
Auto Trader Group PLC(d)	186,149	980,256
Aviva PLC	747,159	5,157,480
Babcock International Group PLC	52,900	587,304
BAE Systems PLC	585,880	4,963,879
Barclays PLC	3,094,144	8,026,457
Barratt Developments PLC	177,650	1,464,624
Berkeley Group Holdings PLC	24,323	1,212,967
BP PLC	3,573,393	22,882,917
British American Tobacco PLC	376,081	23,573,463
British American Tobacco PLC ADR	42,080	2,627,896
British Land Co. PLC REIT	181,550	1,466,331
BT Group PLC	1,552,209	5,912,277
Bunzl PLC	59,591	1,812,472
Burberry Group PLC	77,992	1,841,628
Capita PLC	126,181	956,493
Centrica PLC	1,011,695	2,538,226
CNH Industrial NV	187,371	2,250,540
Cobham PLC	475,515	929,529
Coca-Cola European Partners PLC	40,293	1,689,829
Compass Group PLC	289,687	6,152,464
ConvaTec Group PLC(d)	272,159	1,000,124
Croda International PLC	23,514	1,196,599
DCC PLC	16,993	1,651,763
Diageo PLC	457,721	15,063,904
Direct Line Insurance Group PLC	242,834	1,184,602
Dixons Carphone PLC	195,580	507,481
easyJet PLC	28,875	471,467
Fiat Chrysler Automobiles NV(b)	192,744	3,454,385
G4S PLC	281,805	1,052,207
GKN PLC	328,929	1,526,924
GlaxoSmithKline PLC	893,592	17,845,440
Hammerson PLC REIT	141,199	1,017,291
Hargreaves Lansdown PLC	50,551	1,003,762
HSBC Holdings PLC	3,635,364	35,951,207
IMI PLC	55,269	921,705
Imperial Brands PLC	175,267	7,487,078
Inmarsat PLC	87,430	754,828
InterContinental Hotels Group PLC	32,572	1,725,285
International Consolidated Airlines Group SA	120,036	956,450
Intertek Group PLC	30,015	2,006,232
Intu Properties PLC REIT(a)	156,211	483,083
ITV PLC	648,668	1,520,388
J Sainsbury PLC	294,197	939,014
Johnson Matthey PLC	35,957	1,649,866
Kingfisher PLC	425,481	1,703,977
Land Securities Group PLC REIT	134,175	1,750,654
Legal & General Group PLC	1,100,422	3,837,114
Lloyds Banking Group PLC	13,075,170	11,881,399
London Stock Exchange Group PLC	56,826	2,920,015
Marks & Spencer Group PLC	313,922	1,488,427
Meggitt PLC	143,867	1,005,630
Merlin Entertainments PLC(d)	137,489	821,779
Micro Focus International PLC ADR(b)	78,500	2,504,150
National Grid PLC	627,833	7,788,202
Next PLC	27,661	1,952,058
Old Mutual PLC	890,102	2,319,146
Pearson PLC	147,939	1,214,712
Persimmon PLC	58,120	2,013,358
Provident Financial PLC(a)	26,726	297,792
Prudential PLC	471,134	11,292,410
Randgold Resources, Ltd.	16,737	1,642,597
Reckitt Benckiser Group PLC	121,633	11,118,059
RELX NV	180,692	3,847,188
RELX PLC	191,204	4,199,376
Rio Tinto PLC	224,840	10,476,531
Rio Tinto, Ltd.	78,150	4,079,645
Rolls-Royce Holdings PLC(b)	297,109	3,535,726
Royal Bank of Scotland Group PLC(b)	649,420	2,337,682
Royal Mail PLC	163,901	844,847
RSA Insurance Group PLC	194,021	1,621,720
Sage Group PLC	204,129	1,912,979
Schroders PLC	23,769	1,069,899
Segro PLC REIT	177,778	1,278,445
Severn Trent PLC	45,524	1,327,209
Sky PLC	185,923	2,282,408
Smith & Nephew PLC	162,523	2,939,300
Smiths Group PLC	75,338	1,593,988
SSE PLC	186,957	3,504,106
St James’s Place PLC	100,823	1,550,185
Standard Chartered PLC(b)	603,076	6,000,410
Standard Life Aberdeen PLC	480,451	2,794,328
Tate & Lyle PLC	94,288	820,362
Taylor Wimpey PLC	621,897	1,631,189
Tesco PLC(b)	1,504,723	3,778,205
Travis Perkins PLC	47,042	913,889

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Unilever NV	298,288	$17,645,900
Unilever PLC	233,066	13,505,208
United Utilities Group PLC	124,075	1,422,445
Vodafone Group PLC	4,843,791	13,569,225
Weir Group PLC	41,494	1,093,924
Whitbread PLC	32,926	1,663,637
Wm Morrison Supermarkets PLC	391,659	1,230,123
Worldpay Group PLC(d)	365,813	1,997,527
WPP PLC	233,859	4,345,533

		414,528,374

United States – 0.5%
Carnival PLC	34,822	2,215,879
QIAGEN NV(b)	42,355	1,333,419
Shire PLC	137,030	6,964,096
Shire PLC ADR	8,899	1,362,793
Taro Pharmaceutical Industries, Ltd.(a)(b)	2,744	309,221

		12,185,408

TOTAL COMMON STOCKS (Cost $2,297,643,232)		2,621,147,247

RIGHTS – 0.0%(c)
Singapore – 0.0%(c)
CapitaLand Commercial Trust (expiring 10/17/19)(b)(f) (Cost $0)	56,938	12,244

SHORT-TERM INVESTMENTS – 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(g)(h)	29,810,893	29,810,893
State Street Navigator Securities Lending Government Money Market Portfolio(g)(i)	12,305,932	12,305,932

TOTAL SHORT-TERM INVESTMENTS (Cost $42,116,825)		42,116,825

TOTAL INVESTMENTS – 99.8% (Cost $2,339,760,057)		2,663,276,316
Other Assets in Excess of Liabilities – 0.2%		5,157,146

NET ASSETS – 100.0%		$2,668,433,462

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.

(b)	Non-income producing security.

(c)	Amount is less than 0.05% of net assets.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $105,839 representing less than 0.05% of net assets.

(g)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at September 30, 2017.

(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/15/2017	472	46,406,058	$46,690,240	$284,182

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$180,993,952	$–	$–	$180,993,952
Austria	6,690,601	–	–	6,690,601
Belgium	30,580,380	–	–	30,580,380
Chile	979,874	–	–	979,874
China	406,586	–	–	406,586
Denmark	48,579,656	–	–	48,579,656
Finland	25,701,701	–	–	25,701,701
France	274,741,416	–	–	274,741,416
Germany	255,306,771	–	–	255,306,771
Hong Kong	88,638,213	–	–	88,638,213
Ireland	16,673,847	–	–	16,673,847
Israel	12,035,189	–	–	12,035,189
Italy	56,115,582	–	–	56,115,582
Japan	606,714,546	–	–	606,714,546
Jordan	503,799	–	–	503,799
Luxembourg	8,192,807	–	–	8,192,807
Macau	1,139,647	–	–	1,139,647
Mexico	791,085	–	–	791,085
Netherlands	120,387,196	–	–	120,387,196
New Zealand	4,288,736	–	–	4,288,736
Norway	17,942,738	–	–	17,942,738
Portugal	4,135,873	–	–	4,135,873
Singapore	32,563,746	–	–	32,563,746
South Africa	3,368,957	–	–	3,368,957
Spain	88,656,485	–	–	88,656,485
Sweden	75,073,908	93,595	–	75,167,503
Switzerland	233,136,579	–	–	233,136,579
United Kingdom	414,528,374	–	–	414,528,374
United States	12,185,408	–	–	12,185,408
Rights
Singapore	–	12,244	–	12,244
Short-Term Investments	42,116,825	–	–	42,116,825

Total Investments	$2,663,170,477	$105,839	$–	$2,663,276,316

Other Financial Instruments:
Futures Contracts(a)	284,182	–	–	284,182

Total Investments and Other Financial Instruments	$2,663,454,659	$105,839	$–	$2,663,560,498

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$227,207,385	$197,396,492	$–	$–	29,810,893	$29,810,893	$114,668
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	–	–	–	–	74,812
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	217,653,264	205,347,332	–	–	12,305,932	12,305,932	199,358

TOTAL		$39,019,139	$587,389,014	$584,291,328	$–	$–		$42,116,825	$388,838

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 20.0%
State Street Equity 500 Index II Portfolio	1,215,686	$15,706,658
State Street Small/Mid Cap Equity Index Portfolio	246,510	2,958,126

		18,664,784

Domestic Fixed Income – 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF	175,260	6,540,703
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	121,741	3,733,797
SPDR Bloomberg Barclays Short Term Treasury ETF	489,007	14,743,561
State Street Aggregate Bond Index Portfolio	1,862,402	18,679,895

		43,697,956

Inflation Linked – 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	859,423	16,784,531

International Equity – 10.2%
State Street Global Equity ex-U.S. Index Portfolio	896,662	9,495,646

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	98,652	4,711,619

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $89,976,315)		93,354,536

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $179,007)	179,007	179,007

TOTAL INVESTMENTS – 100.0% (Cost $90,155,322)		93,533,543
Liabilities in Excess of Other Assets – (0.0)%(d)		(19,198)

NET ASSETS – 100.0%		$93,514,345

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$18,664,784	$–	$–	$18,664,784
Domestic Fixed Income	43,697,956	–	–	43,697,956
Inflation Linked	16,784,531	–	–	16,784,531
International Equity	9,495,646	–	–	9,495,646
Real Estate	4,711,619	–	–	4,711,619
Short-Term Investment	179,007	–	–	179,007

Total Investments	$93,533,543	$–	$–	$93,533,543

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	522,357	$10,107,608	$8,078,034	$1,477,637	$15,166	$61,360	859,423	$16,784,531	$186,332
SPDR Bloomberg Barclays High Yield Bond ETF	108,415	3,951,727	2,814,791	351,005	13,956	111,234	175,260	6,540,703	230,196
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	73,883	2,255,648	1,644,666	181,049	(462)	14,993	121,741	3,733,796	41,513
SPDR Bloomberg Barclays Short Term Treasury ETF	295,962	8,893,658	7,084,718	1,269,049	(6,007)	40,241	489,007	14,743,561	99,040
SPDR Dow Jones Global Real Estate ETF	60,746	2,846,557	2,112,108	298,680	1,205	50,430	98,652	4,711,620	98,870
State Street Aggregate Bond Index Portfolio	1,140,689	11,304,230	8,916,279	1,732,658	(31,118)	223,162	1,862,402	18,679,895	306,590
State Street Equity 500 Index II Portfolio	828,939	9,383,593	6,729,107	2,281,087	371,397	1,503,648	1,215,686	15,706,658	–
State Street Global Equity ex-U.S. Index Portfolio	659,493	5,763,966	4,173,461	2,104,708	256,519	1,406,408	896,662	9,495,646	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	10,146,200	9,967,193	–	–	179,007	179,007	1,121
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,318	106,318	21,061,084	21,167,402	–	–	–	–	984
State Street Small/Mid Cap Equity Index Portfolio	166,447	1,772,660	1,199,999	337,109	71,902	250,674	246,510	2,958,126	–

TOTAL		$56,385,965	$73,960,447	$41,167,577	$692,558	$3,662,150		$93,533,543	$964,646

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 23.4%
State Street Equity 500 Index II Portfolio	2,306,776	$29,803,548
State Street Small/Mid Cap Equity Index Portfolio	409,950	4,919,404

		34,722,952

Domestic Fixed Income – 38.3%
SPDR Bloomberg Barclays High Yield Bond ETF	278,438	10,391,306
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	90,768	2,783,855
SPDR Bloomberg Barclays Short Term Treasury ETF	359,320	10,833,498
State Street Aggregate Bond Index Portfolio	3,291,192	33,010,655

		57,019,314

Inflation Linked – 20.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,574,291	30,745,903

International Equity – 12.4%
State Street Global Equity ex-U.S. Index Portfolio	1,744,040	18,469,380

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	156,573	7,477,927

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $142,000,000)		148,435,476

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $287,118)	287,118	287,118

TOTAL INVESTMENTS – 100.0% (Cost $142,287,118)		148,722,594
Other Assets in Excess of Liabilities(d) – 0.0%(d)		12,464

NET ASSETS – 100.0%		$148,735,058

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$34,722,952	$–	$–	$34,722,952
Domestic Fixed Income	57,019,314	–	–	57,019,314
Inflation Linked	30,745,903	–	–	30,745,903
International Equity	18,469,380	–	–	18,469,380
Real Estate	7,477,927	–	–	7,477,927
Short-Term Investment	287,118	–	–	287,118

Total Investments	$148,722,594	$–	$–	$148,722,594

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	749,088	$14,494,853	$21,495,287	$5,343,236	$(111,588)	$210,587	1,574,291	$30,745,903	$356,329
SPDR Bloomberg Barclays High Yield Bond ETF	139,926	5,100,303	6,865,856	1,768,083	33,225	160,005	278,438	10,391,306	387,988
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	35,759	1,091,722	2,282,785	599,882	(3,061)	12,291	90,768	2,783,855	28,716
SPDR Bloomberg Barclays Short Term Treasury ETF	139,454	4,190,593	8,211,441	1,587,397	(23,528)	42,389	359,320	10,833,498	67,555
SPDR Dow Jones Global Real Estate ETF	78,412	3,674,386	5,140,831	1,388,498	(100,699)	151,907	156,573	7,477,927	163,426
State Street Aggregate Bond Index Portfolio	1,693,129	16,778,907	21,786,973	5,928,559	(187,189)	560,523	3,291,192	33,010,655	581,480
State Street Equity 500 Index II Portfolio	1,327,710	15,029,680	19,227,474	8,220,175	730,948	3,035,621	2,306,776	29,803,548	–
State Street Global Equity ex-U.S. Index Portfolio	1,104,279	9,651,396	12,177,829	6,887,012	751,686	2,775,481	1,744,040	18,469,380	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	11,224,223	10,937,105	–	–	287,118	287,118	1,016
State Street Institutional U.S. Government Money Market Fund, Premier Class	206,879	206,879	43,457,647	43,664,526	–	–	–	–	1,566
State Street Small/Mid Cap Equity Index Portfolio	246,404	2,624,201	3,189,999	1,471,510	182,011	394,703	409,950	4,919,404	–

TOTAL		$72,842,920	$155,060,345	$87,795,983	$1,271,805	$7,343,507		$148,722,594	$1,588,076

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 31.4%
State Street Equity 500 Index II Portfolio	10,987,011	$141,952,185
State Street Small/Mid Cap Equity Index Portfolio	2,544,681	30,536,171

		172,488,356

Domestic Fixed Income – 32.5%
SPDR Bloomberg Barclays High Yield Bond ETF	881,698	32,904,969
SPDR Bloomberg Barclays Long Term Treasury ETF	155,950	11,225,281
State Street Aggregate Bond Index Portfolio	13,390,408	134,305,797

		178,436,047

Inflation Linked – 14.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,907,670	56,786,795
SPDR Bloomberg Barclays TIPS ETF	363,294	20,482,516

		77,269,311

International Equity – 18.0%
State Street Global Equity ex-U.S. Index Portfolio	9,330,734	98,812,471

Real Estate – 3.9%
SPDR Dow Jones Global Real Estate ETF	446,948	21,346,236

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $513,418,337)		548,352,421

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $589,564)	589,564	589,564

TOTAL INVESTMENTS – 99.9% (Cost $514,007,901)		548,941,985
Other Assets in Excess of Liabilities – 0.1%		716,249

NET ASSETS – 100.0%		$549,658,234

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$172,488,356	$–	$–	$172,488,356
Domestic Fixed Income	178,436,047	–	–	178,436,047
Inflation Linked	77,269,311	–	–	77,269,311
International Equity	98,812,471	–	–	98,812,471
Real Estate	21,346,236	–	–	21,346,236
Short-Term Investment	589,564	–	–	589,564

Total Investments	$548,941,985	$–	$–	$548,941,985

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	851,877	$16,483,820	$41,471,430	$1,236,543	$8,695	$59,393	2,907,670	$56,786,795	$524,482
SPDR Bloomberg Barclays High Yield Bond ETF	389,698	14,204,492	18,879,952	757,991	(5,313)	583,829	881,698	32,904,969	1,158,788
SPDR Bloomberg Barclays Long Term Treasury ETF	94,754	6,527,603	7,760,663	3,538,508	(374,316)	849,839	155,950	11,225,281	215,420
SPDR Bloomberg Barclays TIPS ETF	253,001	14,216,430	16,629,898	10,390,946	(258,259)	285,393	363,294	20,482,516	377,448
SPDR Dow Jones Global Real Estate ETF	178,473	8,363,245	13,127,360	300,258	1,568	154,321	446,948	21,346,236	420,184
State Street Aggregate Bond Index Portfolio	5,500,578	54,510,728	83,918,578	5,436,662	(80,460)	1,393,613	13,390,408	134,305,797	2,112,338
State Street Equity 500 Index II Portfolio	5,538,453	62,695,292	78,712,672	16,241,049	2,178,072	14,607,198	10,987,011	141,952,185	–
State Street Global Equity ex-U.S. Index Portfolio	5,133,472	44,866,542	55,851,349	19,455,425	2,456,845	15,093,160	9,330,734	98,812,471	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	35,131,759	34,542,195	–	–	589,564	589,564	3,912
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,062	275,062	98,269,189	98,544,251	–	–	–	–	4,264
State Street Small/Mid Cap Equity Index Portfolio	1,320,755	14,066,036	16,620,000	3,503,432	628,356	2,725,211	2,544,681	30,536,171	–

TOTAL		$236,209,250	$466,372,850	$193,947,260	$4,555,188	$35,751,957		$548,941,985	$4,816,836

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 40.0%
State Street Equity 500 Index II Portfolio	14,389,991	$185,918,688
State Street Small/Mid Cap Equity Index Portfolio	3,911,379	46,936,548

		232,855,236

Domestic Fixed Income – 27.6%
SPDR Bloomberg Barclays High Yield Bond ETF	905,722	33,801,545
SPDR Bloomberg Barclays Long Term Treasury ETF	567,930	40,879,601
State Street Aggregate Bond Index Portfolio	8,606,576	86,323,956

		161,005,102

Inflation Linked – 6.6%
SPDR Bloomberg Barclays TIPS ETF	684,534	38,594,027

International Equity – 24.1%
State Street Global Equity ex-U.S. Index Portfolio	13,279,603	140,631,000

Real Estate – 1.4%
SPDR Dow Jones Global Real Estate ETF	168,642	8,054,342

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $534,506,705)		581,139,707

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $964,821)	964,821	964,821

TOTAL INVESTMENTS – 99.9% (Cost $535,471,526)		582,104,528
Other Assets in Excess of Liabilities – 0.1%		741,562

NET ASSETS – 100.0%		$582,846,090

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$232,855,236	$–	$–	$232,855,236
Domestic Fixed Income	161,005,102	–	–	161,005,102
Inflation Linked	38,594,027	–	–	38,594,027
International Equity	140,631,000	–	–	140,631,000
Real Estate	8,054,342	–	–	8,054,342
Short-Term Investment	964,821	–	–	964,821

Total Investments	$582,104,528	$–	$–	$582,104,528

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from shares Sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays High Yield Bond ETF	303,086	$11,047,485	$22,442,739	$200,161	$15,333	$496,149	905,722	$33,801,545	$1,053,915
SPDR Bloomberg Barclays Long Term Treasury ETF	235,114	16,197,004	26,093,755	2,762,582	(233,817)	1,585,241	567,930	40,879,601	642,243
SPDR Bloomberg Barclays TIPS ETF	211,621	11,891,238	26,972,000	239,750	8,009	(37,470)	684,534	38,594,027	459,878
SPDR Dow Jones Global Real Estate ETF	44,954	2,106,544	5,911,401	10,047	(401)	46,845	168,642	8,054,342	133,760
State Street Aggregate Bond Index Portfolio	3,053,373	30,258,930	56,469,742	1,190,409	(8,215)	793,908	8,606,576	86,323,956	1,314,286
State Street Equity 500 Index II Portfolio	5,917,934	66,991,012	106,906,238	8,144,730	1,236,914	18,929,254	14,389,991	185,918,688	–
State Street Global Equity ex-U.S. Index Portfolio	5,955,335	52,049,631	82,193,295	16,440,578	2,158,753	20,669,899	13,279,603	140,631,000	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	44,235,763	43,270,942	–	–	964,821	964,821	5,792
State Street Institutional U.S. Government Money Market Fund, Premier Class	476,724	476,724	93,121,478	93,598,202	–	–	–	–	4,429
State Street Small/Mid Cap Equity Index Portfolio	1,640,714	17,473,607	27,091,901	2,394,210	380,553	4,384,697	3,911,379	46,936,548	–

TOTAL		$208,492,175	$491,438,312	$168,251,611	$3,557,129	$46,868,523		$582,104,528	$3,614,303

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 45.2%
State Street Equity 500 Index II Portfolio	15,423,305	$199,269,105
State Street Small/Mid Cap Equity Index Portfolio	4,907,060	58,884,720

		258,153,825

Domestic Fixed Income – 24.8%
SPDR Bloomberg Barclays High Yield Bond ETF	420,013	15,674,885
SPDR Bloomberg Barclays Long Term Treasury ETF	774,980	55,783,060
State Street Aggregate Bond Index Portfolio	7,031,898	70,529,939

		141,987,884

Inflation Linked – 2.0%
SPDR Bloomberg Barclays TIPS ETF	201,398	11,354,819

International Equity – 27.8%
State Street Global Equity ex-U.S. Index Portfolio	15,024,212	159,106,402

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $516,809,359)		570,602,930

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $669,965)	669,965	669,965

TOTAL INVESTMENTS – 99.9% (Cost $517,479,324)		571,272,895
Other Assets in Excess of Liabilities – 0.1%		644,001

NET ASSETS – 100.0%		$571,916,896

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$258,153,825	$–	$–	$258,153,825
Domestic Fixed Income	141,987,884	–	–	141,987,884
Inflation Linked	11,354,819	–	–	11,354,819
International Equity	159,106,402	–	–	159,106,402
Short-Term Investment	669,965	–	–	669,965

Total Investments	$571,272,895	$–	$–	$571,272,895

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays High Yield Bond ETF	142,960	$5,210,892	$10,287,646	$50,112	$3,828	$222,631	420,013	$15,674,885	$460,924
SPDR Bloomberg Barclays Long Term Treasury ETF	321,497	22,147,928	32,886,648	981,625	16,003	1,714,106	774,980	55,783,060	817,969
SPDR Bloomberg Barclays TIPS ETF	68,601	3,854,773	7,507,234	–	–	(7,188)	201,398	11,354,819	133,996
State Street Aggregate Bond Index Portfolio	2,746,525	27,218,059	43,265,686	590,000	(14,471)	650,665	7,031,898	70,529,939	1,061,540
State Street Equity 500 Index II Portfolio	6,991,050	79,138,687	104,708,441	6,108,667	725,896	20,804,748	15,423,305	199,269,105	–
State Street Global Equity ex-U.S. Index Portfolio	7,389,682	64,585,823	84,339,530	15,420,883	1,417,786	24,184,146	15,024,212	159,106,402	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	45,016,411	44,346,446	–	–	669,965	669,965	5,417
State Street Institutional U.S. Government Money Market Fund, Premier Class	519,504	519,504	72,129,689	72,649,193	–	–	–	–	3,652
State Street Small/Mid Cap Equity Index Portfolio	2,246,580	23,926,080	30,685,294	1,660,125	277,772	5,655,699	4,907,060	58,884,720	–

TOTAL		$226,601,746	$430,826,579	$141,807,051	$2,426,814	$53,224,807		$571,272,895	$2,483,498

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 49.5%
State Street Equity 500 Index II Portfolio	12,140,121	$156,850,357
State Street Small/Mid Cap Equity Index Portfolio	4,398,114	52,777,364

		209,627,721

Domestic Fixed Income – 19.5%
SPDR Bloomberg Barclays Long Term Treasury ETF	575,006	41,388,932
State Street Aggregate Bond Index Portfolio	4,096,210	41,084,983

		82,473,915

International Equity – 30.8%
State Street Global Equity ex-U.S. Index Portfolio	12,290,035	130,151,475

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $379,493,659)		422,253,111

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $1,122,918)	1,122,918	1,122,918

TOTAL INVESTMENTS – 100.1% (Cost $380,616,577)		423,376,029
Liabilities in Excess of Other Assets – (0.1)%		(518,946)

NET ASSETS – 100.0%		$422,857,083

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$209,627,721	$–	$–	$209,627,721
Domestic Fixed Income	82,473,915	–	–	82,473,915
International Equity	130,151,475	–	–	130,151,475
Short-Term Investment	1,122,918	–	–	1,122,918

Total Investments	$423,376,029	$–	$–	$423,376,029

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	235,292	$16,209,266	$24,629,590	$718,798	$(40,097)	$1,308,971	575,006	$41,388,932	$594,708
State Street Aggregate Bond Index Portfolio	1,507,436	14,938,693	26,157,875	365,908	(2,541)	356,864	4,096,210	41,084,983	591,866
State Street Equity 500 Index II Portfolio	5,409,606	61,236,743	82,110,747	3,091,002	485,289	16,108,580	12,140,121	156,850,357	–
State Street Global Equity ex-U.S. Index Portfolio	5,944,761	51,957,210	68,058,736	10,368,196	1,427,814	19,075,911	12,290,035	130,151,475	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	35,912,542	34,789,624	–	–	1,122,918	1,122,918	4,119
State Street Institutional U.S. Government Money Market Fund, Premier Class	415,810	415,810	51,674,649	52,090,459	–	–	–	–	2,782
State Street Small/Mid Cap Equity Index Portfolio	1,982,769	21,116,491	27,661,727	1,241,970	308,666	4,932,450	4,398,114	52,777,364	–

TOTAL		$165,874,213	$316,205,866	$102,665,957	$2,179,131	$41,782,776		$423,376,029	$1,193,475

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 52.5%
State Street Equity 500 Index II Portfolio	10,098,209	$130,468,864
State Street Small/Mid Cap Equity Index Portfolio	4,254,546	51,054,547

		181,523,411

Domestic Fixed Income – 14.5%
SPDR Bloomberg Barclays Long Term Treasury ETF	467,635	33,660,367
State Street Aggregate Bond Index Portfolio	1,629,060	16,339,470

		49,999,837

International Equity – 32.7%
State Street Global Equity ex-U.S. Index Portfolio	10,691,465	113,222,612

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $305,004,092)		344,745,860

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $635,505)	635,505	635,505

TOTAL INVESTMENTS – 99.9% (Cost $305,639,597)		345,381,365
Other Assets in Excess of Liabilities – 0.1%		199,371

NET ASSETS – 100.0%		$345,580,736

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$181,523,411	$–	$–	$181,523,411
Domestic Fixed Income	49,999,837	–	–	49,999,837
International Equity	113,222,612	–	–	113,222,612
Short-Term Investment	635,505	–	–	635,505

Total Investments	$345,381,365	$–	$–	$345,381,365

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	204,304	$14,074,503	$18,934,074	$412,481	$17,942	$1,046,329	467,635	$33,660,367	$496,662
State Street Aggregate Bond Index Portfolio	581,656	5,764,211	10,486,777	50,000	(925)	139,407	1,629,060	16,339,470	226,415
State Street Equity 500 Index II Portfolio	4,792,971	54,256,435	64,159,148	2,102,841	229,314	13,926,808	10,098,209	130,468,864	–
State Street Global Equity ex-U.S. Index Portfolio	5,494,710	48,023,763	55,787,667	8,862,109	429,830	17,843,461	10,691,465	113,222,612	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	24,058,440	23,422,935	–	–	635,505	635,505	2,989
State Street Institutional U.S. Government Money Market Fund, Premier Class	383,493	383,493	41,014,703	41,398,196	–	–	–	–	2,231
State Street Small/Mid Cap Equity Index Portfolio	2,031,247	21,632,779	25,241,567	970,000	143,293	5,006,908	4,254,546	51,054,547	–

TOTAL		$144,135,184	$239,682,376	$77,218,562	$819,454	$37,962,913		$345,381,365	$728,297

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 55.4%
State Street Equity 500 Index II Portfolio	6,644,712	$85,849,674
State Street Small/Mid Cap Equity Index Portfolio	3,186,828	38,241,940

		124,091,614

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	303,259	21,828,583

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio	7,335,446	77,682,377

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $198,288,568)		223,602,574

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $422,416)	422,416	422,416

TOTAL INVESTMENTS – 99.9% (Cost $198,710,984)		224,024,990
Other Assets in Excess of Liabilities – 0.1%		167,979

NET ASSETS – 100.0%		$224,192,969

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$124,091,614	$–	$–	$124,091,614
Domestic Fixed Income	21,828,583	–	–	21,828,583
International Equity	77,682,377	–	–	77,682,377
Short-Term Investment	422,416	–	–	422,416

Total Investments	$224,024,990	$–	$–	$224,024,990

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	109,425	$7,538,288	$13,841,990	$196,510	$(5,364)	$650,179	303,259	$21,828,583	$308,898
State Street Equity 500 Index II Portfolio	2,591,396	29,334,598	48,725,649	1,009,715	114,427	8,684,715	6,644,712	85,849,674	–
State Street Global Equity ex-U.S. Index Portfolio	3,085,449	26,966,824	43,619,855	4,721,864	676,813	11,140,749	7,335,446	77,682,377	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	21,669,027	21,246,611	–	–	422,416	422,416	2,210
State Street Institutional U.S. Government Money Market Fund, Premier Class	186,283	186,283	32,484,163	32,670,446	–	–	–	–	1,552
State Street Small/Mid Cap Equity Index Portfolio	1,230,788	13,107,891	21,880,526	400,000	83,692	3,569,831	3,186,828	38,241,940	–

TOTAL		$77,133,884	$182,221,210	$60,245,146	$869,568	$24,045,474		$224,024,990	$312,660

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 55.3%
State Street Equity 500 Index II Portfolio	4,900,127	$63,309,640
State Street Small/Mid Cap Equity Index Portfolio	2,350,676	28,208,118

		91,517,758

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	223,599	16,094,656

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	5,409,582	57,287,477

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $146,245,315)		164,899,891

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $291,886)	291,886	291,886

TOTAL INVESTMENTS – 99.9% (Cost $146,537,201)		165,191,777
Other Assets in Excess of Liabilities – 0.1%		218,133

NET ASSETS – 100.0%		$165,409,910

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$91,517,758	$–	$–	$91,517,758
Domestic Fixed Income	16,094,656	–	–	16,094,656
International Equity	57,287,477	–	–	57,287,477
Short-Term Investment	291,886	–	–	291,886

Total Investments	$165,191,777	$–	$–	$165,191,777

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	68,486	$4,718,001	$11,135,629	$219,354	$(5,366)	$465,746	223,599	$16,094,656	$229,863
State Street Equity 500 Index II Portfolio	1,623,760	18,380,960	39,024,068	604,729	79,142	6,430,199	4,900,127	63,309,640	–
State Street Global Equity ex-U.S. Index Portfolio	1,931,105	16,877,862	35,114,351	3,447,737	464,227	8,278,774	5,409,582	57,287,477	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	15,810,745	15,518,859	–	–	291,886	291,886	1,549
State Street Institutional U.S. Government Money Market Fund, Premier Class	151,225	151,225	26,241,646	26,392,871	–	–	–	–	1,227
State Street Small/Mid Cap Equity Index Portfolio	770,307	8,203,774	17,719,221	408,990	68,885	2,625,228	2,350,676	28,208,118	–

TOTAL		$48,331,822	$145,045,660	$46,592,540	$606,888	$17,799,947		$165,191,777	$232,639

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 55.3%
State Street Equity 500 Index II Portfolio	1,767,991	$22,842,446
State Street Small/Mid Cap Equity Index Portfolio	847,838	10,174,055

		33,016,501

Domestic Fixed Income – 9.7%
SPDR Bloomberg Barclays Long Term Treasury ETF	80,676	5,807,058

International Equity – 34.6%
State Street Global Equity ex-U.S. Index Portfolio	1,951,694	20,668,438

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $53,454,990)		59,491,997

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $95,526)	95,526	95,526

TOTAL INVESTMENTS – 99.8% (Cost $53,550,516)		59,587,523
Other Assets in Excess of Liabilities – 0.2%		109,293

NET ASSETS – 100.0%		$59,696,816

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$33,016,501	$–	$–	$33,016,501
Domestic Fixed Income	5,807,058	–	–	5,807,058
International Equity	20,668,438	–	–	20,668,438
Short-Term Investment	95,526	–	–	95,526

Total Investments	$59,587,523	$–	$–	$59,587,523

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	26,978	$1,858,515	$3,909,280	$116,474	$1,801	$153,936	80,676	$5,807,058	$74,234
State Street Equity 500 Index II Portfolio	638,889	7,232,227	13,988,400	486,644	60,479	2,047,984	1,767,991	22,842,446	–
State Street Global Equity ex-U.S. Index Portfolio	760,683	6,648,369	12,508,238	1,306,346	123,816	2,694,361	1,951,694	20,668,438	–
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	10,076,160	9,980,634	–	–	95,526	95,526	724
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,625	40,625	12,707,174	12,747,799	–	–	–	–	559
State Street Small/Mid Cap Equity Index Portfolio	303,441	3,231,648	6,245,032	203,695	28,929	872,141	847,838	10,174,055	–

TOTAL		$19,011,384	$59,434,284	$24,841,592	$215,025	$5,768,422		$59,587,523	$75,517

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.0%(a)
Domestic Equity – 55.5%
State Street Equity 500 Index II Portfolio	254,357	$3,286,297
State Street Small/Mid Cap Equity Index Portfolio	122,005	1,464,065

		4,750,362

Domestic Fixed Income – 9.8%
SPDR Bloomberg Barclays Long Term Treasury ETF	11,650	838,567

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	280,807	2,973,751

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $7,778,113)		8,562,680

SHORT-TERM INVESTMENT – 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $32,010)	32,010	32,010

TOTAL INVESTMENTS – 100.4% (Cost $7,810,123)		8,594,690
Liabilities in Excess of Other Assets – (0.4)%		(32,831)

NET ASSETS – 100.0%		$8,561,859

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$4,750,362	$–	$–	$4,750,362
Domestic Fixed Income	838,567	–	–	838,567
International Equity	2,973,751	–	–	2,973,751
Short-Term Investment	32,010	–	–	32,010

Total Investments	$8,594,690	$–	$–	$8,594,690

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
SPDR Bloomberg Barclays Long Term Treasury ETF	5,203	$358,434	$501,249	$40,981	$(6,691)	$26,556	11,650	$838,567	$9,502
State Street Equity 500 Index II Portfolio	123,213	1,394,774	1,736,177	128,533	13,793	270,086	254,357	3,286,297	—
State Street Global Equity ex-U.S. Index Portfolio	145,739	1,273,762	1,577,605	248,517	30,942	339,959	280,807	2,973,751	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,983,761	1,951,751	—	—	32,010	32,010	147
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,358,761	1,358,761	—	—	—	—	57
State Street Small/Mid Cap Equity Index Portfolio	58,520	623,241	763,843	48,300	6,199	119,082	122,005	1,464,065	—

TOTAL		$3,650,211	$7,921,396	$3,776,843	$44,243	$755,683		$8,594,690	$9,706

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.6%
Australia – 5.1%
Incitec Pivot, Ltd.	17,303	$48,877
Woodside Petroleum, Ltd.	2,974	67,906

		116,783

China – 14.5%
ANTA Sports Products, Ltd.	12,000	50,469
China Construction Bank Corp. Class H	82,000	68,030
China Mobile, Ltd.	5,000	50,668
Industrial & Commercial Bank of China, Ltd. Class H	91,000	67,574
PetroChina Co., Ltd. Class H	78,000	49,432
Shanghai Industrial Holdings, Ltd.	15,000	45,418

		331,591

Hong Kong – 8.4%
Techtronic Industries Co., Ltd.	15,500	82,752
WH Group, Ltd.(a)	103,000	109,452

		192,204

Japan – 40.5%
Alfresa Holdings Corp.	5,000	91,458
ITOCHU Corp.	5,400	88,413
JGC Corp.	2,900	46,914
Kansai Paint Co., Ltd.	1,800	45,286
KDDI Corp.	2,900	76,438
Kinden Corp.	4,700	75,658
Komatsu, Ltd.	2,200	62,561
Kurita Water Industries, Ltd.	1,600	46,196
Mitsubishi UFJ Financial Group, Inc.	8,100	52,580
SMC Corp.	200	70,519
Sony Financial Holdings, Inc.	4,700	77,077
Sumitomo Mitsui Financial Group, Inc.	1,800	69,080
Toyota Motor Corp.	1,200	71,532
Trend Micro, Inc.	1,100	54,138

		927,850

Singapore – 2.7%
United Overseas Bank, Ltd.	3,561	61,625

South Korea – 16.0%
Hankook Tire Co., Ltd.	1,528	80,312
KT&G Corp.	802	73,874
Samsung Electronics Co., Ltd. Preference Shares	57	102,618
Samsung Fire & Marine Insurance Co., Ltd.	160	39,115
Shinhan Financial Group Co., Ltd.	1,638	71,936

		367,855

Taiwan – 6.2%
Catcher Technology Co., Ltd.	5,000	46,580
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,556	95,978

		142,558

Thailand – 2.9%
Bangkok Bank PCL NVDR	11,800	65,988

United Kingdom – 2.3%
Standard Chartered PLC(b)	5,300	52,215

TOTAL COMMON STOCKS (Cost $2,067,617)		2,258,669

SHORT-TERM INVESTMENT – 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(c)(d) (Cost $105,274)	105,274	105,274

TOTAL INVESTMENTS – 103.2% (Cost $2,172,891)		2,363,943
Liabilities in Excess of Other Assets – (3.2)%		(73,064)

NET ASSETS – 100.0%		$2,290,879

(a)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 4.8% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$116,783	$–	$–	$116,783
China	331,591	–	–	331,591
Hong Kong	192,204	–	–	192,204

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Japan	$927,850	$–	$–	$927,850
Singapore	61,625	–	–	61,625
South Korea	367,855	–	–	367,855
Taiwan	142,558	–	–	142,558
Thailand	65,988	–	–	65,988
United Kingdom	52,215	–	–	52,215
Short-Term Investment	105,274	–	–	105,274

Total Investments	$2,363,943	$–	$–	$2,363,943

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$397,647	$292,373	$–	$–	105,274	$105,274	$384
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,447	100,447	276,659	377,106	–	–	–	–	198

TOTAL		$100,447	$674,306	$669,479	$–	$–		$105,274	$582

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 101.6%
Austria – 3.6%
ANDRITZ AG	769	$44,460

France – 21.2%
Alstom SA	904	38,404
AXA SA	1,580	47,799
BNP Paribas SA	390	31,467
Publicis Groupe SA	382	26,685
Sanofi	397	39,429
TOTAL SA	783	42,067
Vallourec SA(a)	6,591	39,193

		265,044

Germany – 9.9%
Continental AG	142	36,051
Deutsche Bank AG	2,681	46,369
HeidelbergCement AG	399	41,023

		123,443

Hungary – 3.1%
Richter Gedeon Nyrt	1,569	39,108

Ireland – 7.0%
Bank of Ireland Group PLC(a)	5,587	45,772
CRH PLC	1,099	41,933

		87,705

Italy – 7.2%
Assicurazioni Generali SpA	2,561	47,715
Eni SpA	2,587	42,817

		90,532

Netherlands – 11.9%
Akzo Nobel NV	352	32,508
Boskalis Westminster	1,232	43,075
Euronext NV(b)	549	33,419
Koninklijke DSM NV	481	39,384

		148,386

Norway – 3.1%
Yara International ASA	861	38,581

Spain – 3.4%
ACS Actividades de Construccion y Servicios SA	1,143	42,369

Sweden – 2.9%
Telefonaktiebolaget LM Ericsson Class B	6,356	36,420

Switzerland – 15.2%
ABB, Ltd.	1,561	38,622
Credit Suisse Group AG(a)	3,272	51,839
Novartis AG	422	36,155
Roche Holding AG	144	36,789
Swatch Group AG	64	26,642

		190,047

United Kingdom – 13.1%
Barclays PLC	17,752	46,050
CNH Industrial NV	2,610	31,349
easyJet PLC	2,624	42,845
Standard Chartered PLC(a)	4,427	44,047

		164,291

TOTAL COMMON STOCKS (Cost $1,090,298)		1,270,386

SHORT-TERM INVESTMENT – 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(c)(d) (Cost $74,164)	74,164	74,164

TOTAL INVESTMENTS – 107.5% (Cost $1,164,462)		1,344,550
Liabilities in Excess of Other Assets – (7.5)%		(93,675)

NET ASSETS – 100.0%		$1,250,875

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 2.7% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

At September 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	EUR	10,85212,868	GBP	10,000	11/30/2017	$572
UBS AG	EUR	10,85112,867	GBP	10,000	11/30/2017	572
Westpac Banking Corp.	EUR	10,85212,868	GBP	10,000	11/30/2017	571

Total						$1,715

Abbreviations:
EUR	Euro
GBP	British Pound

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Austria	$44,460	$–	$–	$44,460
France	265,044	–	–	265,044
Germany	123,443	–	–	123,443
Hungary	39,108	–	–	39,108
Ireland	87,705	–	–	87,705
Italy	90,532	–	–	90,532
Netherlands	148,386	–	–	148,386
Norway	38,581	–	–	38,581
Spain	42,369	–	–	42,369
Sweden	36,420	–	–	36,420
Switzerland	190,047	–	–	190,047
United Kingdom	164,291	–	–	164,291
Short-Term Investment	74,164	–	–	74,164

Total Investments	$1,344,550	$–	$–	$1,344,550

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	1,715	–	1,715

Total Investments and Other Financial Instruments	$1,344,550	$1,715	$–	$1,346,265

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$337,312	$263,148	$–	$–	74,164	$74,164	$337
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,566	41,566	222,020	263,586	–	–	–	–	156

TOTAL		$41,566	$559,332	$526,734	$–	$–		$74,164	$493

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 94.9%
Australia – 3.0%
Woodside Petroleum, Ltd.	3,155	$72,039

China – 2.3%
China Construction Bank Corp. Class H	68,000	56,415

France – 2.7%
Vallourec SA(a)	10,944	65,078

Hong Kong – 2.8%
WH Group, Ltd.(b)	63,000	66,947

Hungary – 2.5%
Richter Gedeon Nyrt	2,465	61,442

Italy – 3.0%
Eni SpA	4,353	72,046

Japan – 14.4%
Alfresa Holdings Corp.	3,900	71,337
JGC Corp.	4,500	72,798
KDDI Corp.	2,700	71,167
Sony Financial Holdings, Inc.	4,200	68,878
Sumitomo Mitsui Trust Holdings, Inc.	1,800	64,938

		349,118

Netherlands – 3.1%
Koninklijke DSM NV	924	75,656

South Korea – 5.4%
KT&G Corp.	732	67,426
Samsung Life Insurance Co., Ltd.	635	62,649

		130,075

Spain – 2.7%
ACS Actividades de Construccion y Servicios SA	1,729	64,090

Sweden – 2.7%
Telefonaktiebolaget LM Ericsson Class B	11,255	64,491

Switzerland – 6.1%
ABB, Ltd.	2,915	72,122
Credit Suisse Group AG(a)	4,714	74,685

		146,807

Thailand – 3.0%
Bangkok Bank PCL	12,500	73,089

United Kingdom – 8.2%
Barclays PLC	25,850	67,057
easyJet PLC	4,144	67,663
Standard Chartered PLC(a)	6,484	64,513

		199,233

United States – 33.0%
Affiliated Managers Group, Inc.	357	67,769
Arconic, Inc.	2,872	71,455
Citigroup, Inc.	821	59,720
Eli Lilly & Co.	765	65,438
EQT Corp.	1,147	74,830
McKesson Corp.	437	67,128
MetLife, Inc.	1,436	74,600
Mosaic Co.	3,348	72,283
Oracle Corp.	1,327	64,161
Owens-Illinois, Inc.(a)	2,068	52,031
Skechers U.S.A., Inc. Class A(a)	2,605	65,360
United Technologies Corp.	552	64,076

		798,851

TOTAL COMMON STOCKS (Cost $2,076,450)		2,295,377

SHORT-TERM INVESTMENT – 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(c)(d) (Cost $199,299)	199,299	199,299

TOTAL INVESTMENTS – 103.1% (Cost $2,275,749)		2,494,676
Liabilities in Excess of Other Assets – (3.1)%		(75,290)

NET ASSETS – 100.0%		$2,419,386

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 2.8% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

At September 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	SEK	127,940	USD	16,000	11/27/2017	$279
Barclays Capital	EUR	20,204	USD	24,000	11/27/2017	45
HSBC Bank plc	SEK	127,912	USD	16,000	11/27/2017	282
HSBC Bank plc	EUR	20,206	USD	24,000	11/27/2017	44
HSBC Bank plc	JPY	3,494,342	USD	32,000	11/27/2017	881
JP Morgan Chase Bank, N.A.	SEK	127,933	USD	16,000	11/27/2017	279
Royal Bank of Canada	CHF	22,984	USD	24,000	11/27/2017	162

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	CHF	22,985	USD	24,000	11/27/2017	$161
Societe Generale	JPY	3,494,387	USD	32,000	11/27/2017	881
UBS AG	CHF	22,984	USD	24,000	11/27/2017	162
Westpac Banking Corp.	EUR	20,206	USD	24,000	11/27/2017	43
Westpac Banking Corp.	JPY	3,494,304	USD	32,000	11/27/2017	881

Total						$4,100

CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$72,039	$–	$–	$72,039
China	56,415	–	–	56,415
France	65,078	–	–	65,078
Hong Kong	66,947	–	–	66,947
Hungary	61,442	–	–	61,442
Italy	72,046	–	–	72,046
Japan	349,118	–	–	349,118
Netherlands	75,656	–	–	75,656
South Korea	130,075	–	–	130,075
Spain	64,090	–	–	64,090
Sweden	64,491	–	–	64,491
Switzerland	146,807	–	–	146,807
Thailand	73,089	–	–	73,089
United Kingdom	199,233	–	–	199,233
United States	798,851	–	–	798,851
Short-Term Investment	199,299	–	–	199,299

Total Investments	$2,494,676	$–	$–	$2,494,676

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	4,100	–	4,100

Total Investments and Other Financial Instruments	$2,494,676	$4,100	$–	$2,498,776

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$580,348	$381,049	$–	$–	199,299	$199,299	$468
State Street Institutional U.S. Government Money Market Fund, Premier Class	120,334	120,334	212,831	333,165	–	–	–	–	198

TOTAL		$120,334	$793,179	$714,214	$–	$–		$199,299	$666

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 96.5%
Australia – 5.4%
Incitec Pivot, Ltd.	25,390	$71,720
Woodside Petroleum, Ltd.	3,094	70,646

		142,366

China – 9.2%
China Construction Bank Corp. Class H	94,000	77,985
PetroChina Co., Ltd. Class H	124,000	78,585
Shanghai Industrial Holdings, Ltd.	28,000	84,781

		241,351

France – 9.6%
Publicis Groupe SA	1,167	81,522
Sanofi	800	79,453
Vallourec SA(a)	15,024	89,340

		250,315

Germany – 3.0%
Deutsche Bank AG	4,586	79,317

Hong Kong – 3.3%
WH Group, Ltd.(b)	81,500	86,606

Hungary – 2.7%
Richter Gedeon Nyrt	2,829	70,515

Israel – 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	4,745	83,512

Italy – 5.9%
Assicurazioni Generali SpA	4,306	80,227
Eni SpA	4,418	73,121

		153,348

Japan – 17.4%
Alfresa Holdings Corp.	4,000	73,167
JGC Corp.	4,700	76,033
KDDI Corp.	2,900	76,439
Sony Financial Holdings, Inc.	4,900	80,357
Sumitomo Mitsui Financial Group, Inc.	1,800	69,080
Sumitomo Mitsui Trust Holdings, Inc.	2,200	79,369

		454,445

Netherlands – 3.0%
Koninklijke DSM NV	961	78,686

Norway – 3.1%
Yara International ASA	1,814	81,285

South Korea – 5.8%
Hankook Tire Co., Ltd.	1,388	72,954
Samsung Fire & Marine Insurance Co., Ltd.	319	77,985

		150,939

Spain – 3.2%
ACS Actividades de Construccion y Servicios SA	2,251	83,440

Sweden – 2.8%
Telefonaktiebolaget LM Ericsson Class B	12,752	73,069

Switzerland – 6.5%
ABB, Ltd.	3,452	85,408
Credit Suisse Group AG(a)	5,275	83,574

		168,982

Thailand – 3.2%
Bangkok Bank PCL	14,100	82,444

United Kingdom – 9.2%
CNH Industrial NV	7,133	85,675
easyJet PLC	4,808	78,504
Standard Chartered PLC(a)	7,698	76,593

		240,772

TOTAL COMMON STOCKS (Cost $2,207,544)		2,521,392

SHORT-TERM INVESTMENT – 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(c)(d) (Cost $157,865)	157,865	157,865

TOTAL INVESTMENTS – 102.5% (Cost $2,365,409)		2,679,257
Liabilities in Excess of Other Assets – (2.5)%		(65,793)

NET ASSETS – 100.0%		$2,613,464

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 3.3% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$142,366	$–	$–	$142,366
China	241,351	–	–	241,351
France	250,315	–	–	250,315
Germany	79,317	–	–	79,317
Hong Kong	86,606	–	–	86,606
Hungary	70,515	–	–	70,515
Israel	83,512	–	–	83,512
Italy	153,348	–	–	153,348
Japan	454,445	–	–	454,445
Netherlands	78,686	–	–	78,686
Norway	81,285	–	–	81,285
South Korea	150,939	–	–	150,939
Spain	83,440	–	–	83,440
Sweden	73,069	–	–	73,069
Switzerland	168,982	–	–	168,982
Thailand	82,444	–	–	82,444
United Kingdom	240,772	–	–	240,772
Short-Term Investment	157,865	–	–	157,865

Total Investments	$2,679,257	$–	$–	$2,679,257

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$557,615	$399,750	$–	$–	157,865	$157,865	$550
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,185	41,185	276,675	317,860	–	–	–	–	184

TOTAL		$41,185	$834,290	$717,610	$–	$–		$157,865	$734

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.5%
Aerospace & Defense – 6.4%
Arconic, Inc.	1,551	$38,589
United Technologies Corp.	301	34,940

		73,529

Airlines – 2.5%
Copa Holdings SA Class A	234	29,140

Banks – 6.3%
Citigroup, Inc.	527	38,334
Wells Fargo & Co.	615	33,917

		72,251

Capital Markets – 3.9%
Affiliated Managers Group, Inc.	237	44,990

Chemicals – 3.5%
Mosaic Co.	1,847	39,877

Communications Equipment – 6.4%
Cisco Systems, Inc.	1,137	38,237
F5 Networks, Inc.(a)	298	35,927

		74,164

Construction & Engineering – 2.7%
Chicago Bridge & Iron Co. NV	1,848	31,046

Containers & Packaging – 2.7%
Owens-Illinois, Inc.(a)	1,225	30,821

Electric Utilities – 2.6%
Exelon Corp.	810	30,513

Electronic Equipment, Instruments & Components – 3.3%
Avnet, Inc.	955	37,532

Energy Equipment & Services – 3.0%
National Oilwell Varco, Inc.	973	34,765

Food & Staples Retailing – 2.4%
Wal-Mart Stores, Inc.	356	27,818

Health Care Providers & Services – 6.2%
Cigna Corp.	173	32,340
McKesson Corp.	257	39,478

		71,818

Insurance – 6.3%
Hartford Financial Services Group, Inc.	622	34,477
MetLife, Inc.	745	38,703

		73,180

Leisure Equipment & Products – 3.0%
Polaris Industries, Inc.	326	34,109

Machinery – 3.3%
AGCO Corp.	515	37,992

Multiline Retail – 2.7%
Nordstrom, Inc.	651	30,695

Oil, Gas & Consumable Fuels – 10.9%
Chevron Corp.	285	33,488
ConocoPhillips	579	28,979
EQT Corp.	576	37,578
Occidental Petroleum Corp.	401	25,748

		125,793

Pharmaceuticals – 9.0%
Eli Lilly & Co.	455	38,921
Johnson & Johnson	217	28,212
Merck & Co., Inc.	580	37,137

		104,270

Semiconductors & Semiconductor Equipment – 3.5%
Intel Corp.	1,054	40,136

Software – 5.1%
CA, Inc.	609	20,328
Oracle Corp.	788	38,100

		58,428

Textiles, Apparel & Luxury Goods – 2.8%
Skechers U.S.A., Inc. Class A(a)	1,279	32,090

TOTAL COMMON STOCKS (Cost $1,031,312)		1,134,957

SHORT-TERM INVESTMENT – 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(b)(c) (Cost $97,675)	97,675	97,675

TOTAL INVESTMENTS – 107.0% (Cost $1,128,987)		1,232,632
Liabilities in Excess of Other Assets – (7.0)%		(80,208)

NET ASSETS – 100.0%		$1,152,424

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$73,529	$–	$–	$73,529
Airlines	29,140	–	–	29,140
Banks	72,251	–	–	72,251
Capital Markets	44,990	–	–	44,990
Chemicals	39,877	–	–	39,877
Communications Equipment	74,164	–	–	74,164
Construction & Engineering	31,046	–	–	31,046
Containers & Packaging	30,821	–	–	30,821
Electric Utilities	30,513	–	–	30,513
Electronic Equipment, Instruments & Components	37,532	–	–	37,532
Energy Equipment & Services	34,765	–	–	34,765
Food & Staples Retailing	27,818	–	–	27,818
Health Care Providers & Services	71,818	–	–	71,818
Insurance	73,180	–	–	73,180
Leisure Equipment & Products	34,109	–	–	34,109
Machinery	37,992	–	–	37,992
Multiline Retail	30,695	–	–	30,695
Oil, Gas & Consumable Fuels	125,793	–	–	125,793
Pharmaceuticals	104,270	–	–	104,270
Semiconductors & Semiconductor Equipment	40,136	–	–	40,136
Software	58,428	–	–	58,428
Textiles, Apparel & Luxury Goods	32,090	–	–	32,090
Short-Term Investment	97,675	–	–	97,675

Total Investments	$1,232,632	$–	$–	$1,232,632

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$256,817	$159,142	$–	$–	97,675	$97,675	$336
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,767	101,767	59,098	160,865	–	–	–	–	169

TOTAL		$101,767	$315,915	$320,007	$–	$–		$97,675	$505

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

Notes to Schedules of Investments

September 30, 2017 (Unaudited)

Security Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the Portfolio’s or Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s or Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.

State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Disciplined Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Disciplined Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.

Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2017 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s or Fund’s investments.

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2017, is disclosed in the Portfolio’s or Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios and Funds presented herein had no material transfers between levels for the period ended September 30, 2017.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2017 (Unaudited)

Futures Contracts

Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio or Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Other Transactions with Affiliates

The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017, are disclosed in the Schedules of Investments.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$1,520,781,340	$476,492,792	$18,505,795	$457,986,997
State Street Aggregate Bond Index Portfolio	502,939,148	3,174,412	3,870,556	(696,144)
State Street Global Equity ex-U.S. Index Portfolio	1,184,342,854	183,864,811	23,751,727	160,113,084
State Street Small/Mid Cap Equity Index Portfolio	319,594,380	48,698,257	13,675,904	35,022,353
State Street Disciplined U.S. Equity Fund	3,330,100	559,975	22,172	537,803
State Street Disciplined International Equity Fund	3,221,938	582,619	96,549	486,070
State Street Disciplined Global Equity Portfolio	4,223,087	710,160	68,258	641,902
State Street Emerging Markets Equity Index Fund	433,606,381	129,852,782	11,167,370	118,685,412
State Street Hedged International Developed Equity Index Fund	2,379,479,723	347,945,181	19,165,880	328,779,301
State Street International Developed Equity Index Portfolio	2,344,098,564	380,806,159	61,344,225	319,461,934
State Street Target Retirement Fund	90,566,532	3,474,256	507,245	2,967,011
State Street Target Retirement 2015 Fund	142,419,936	6,774,265	471,607	6,302,658
State Street Target Retirement 2020 Fund	515,196,478	35,123,561	1,378,054	33,745,507
State Street Target Retirement 2025 Fund	536,016,653	47,371,529	1,283,654	46,087,875
State Street Target Retirement 2030 Fund	518,216,908	54,290,168	1,234,181	53,055,987
State Street Target Retirement 2035 Fund	380,913,911	43,396,616	934,498	42,462,118
State Street Target Retirement 2040 Fund	306,272,706	39,643,780	535,121	39,108,659
State Street Target Retirement 2045 Fund	198,948,713	25,352,459	276,182	25,076,277
State Street Target Retirement 2050 Fund	146,657,959	18,620,105	86,287	18,533,818
State Street Target Retirement 2055 Fund	53,600,612	6,035,477	48,566	5,986,911
State Street Target Retirement 2060 Fund	7,835,120	774,340	14,770	759,570
State Street Asia Pacific Value Spotlight Fund	2,172,891	265,928	74,876	191,052
State Street European Value Spotlight Fund	1,164,710	187,490	5,935	181,555
State Street Global Value Spotlight Fund	2,275,781	252,042	29,047	222,995
State Street International Value Spotlight Fund	2,365,741	380,570	67,054	313,516
State Street U.S. Value Spotlight Fund	1,128,879	123,325	19,572	103,753

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Quarterly Report

September 30, 2017

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

Quarterly Report

September 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 12.8%
Alpine Securitization Ltd.(a)	1.440%	01/31/2018	01/31/2018	$30,000,000	$29,853,600
Antalis SA(a)	1.200%	10/05/2017	10/05/2017	51,720,000	51,713,104
Atlantic Asset Securitization LLC(a)	1.050%	10/02/2017	10/02/2017	100,000,000	99,997,083
Collateralized Commercial Paper Co. LLC(a)	1.350%	12/11/2017	12/11/2017	85,000,000	84,773,687
Collateralized Commercial Paper Co. LLC(a)	1.350%	12/14/2017	12/14/2017	75,000,000	74,791,875
Collateralized Commercial Paper Co. LLC, 3 Month USD LIBOR + 0.12%(b)	1.422%	10/04/2017	01/04/2018	101,000,000	101,000,000
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.31%(b)	1.548%	10/26/2017	10/26/2017	100,000,000	100,000,000
Crown Point Cap Co.(a)	1.350%	12/15/2017	12/15/2017	75,000,000	74,789,063
Gotham Funding Corp.(a)	1.360%	01/16/2018	01/16/2018	50,000,000	49,797,889
Kells Funding LLC(a)	1.290%	10/13/2017	10/13/2017	75,000,000	74,967,750
Kells Funding LLC(a)	1.300%	11/03/2017	11/03/2017	75,000,000	74,910,625
Kells Funding LLC, 1 Month USD LIBOR + 0.10%(b)	1.337%	10/16/2017	03/14/2018	123,000,000	122,994,438
Liberty Funding LLC(a)	1.370%	01/18/2018	01/18/2018	35,000,000	34,854,818
LMA-Americas LLC(a)	1.290%	11/03/2017	11/03/2017	65,000,000	64,923,138
LMA-Americas LLC(a)	1.350%	10/03/2017	10/03/2017	50,000,000	49,996,250
LMA-Americas LLC(a)	1.350%	12/14/2017	12/14/2017	94,000,000	93,739,150
Ridgefield Funding Co. LLC(a)	1.380%	12/05/2017	12/05/2017	75,000,000	74,813,125

TOTAL ASSET BACKED COMMERCIAL PAPER					1,257,915,595

CERTIFICATES OF DEPOSIT – 24.6%
Bank of Montreal(a)	1.270%	10/24/2017	10/24/2017	40,000,000	39,999,999
Bank of Montreal(a)	1.310%	10/02/2017	10/02/2017	42,000,000	42,000,000
Bank of Montreal(a)	1.320%	11/21/2017	11/21/2017	23,310,000	23,309,997
Bank of Montreal(a)	1.320%	12/05/2017	12/05/2017	50,000,000	50,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.361%	11/03/2017	11/03/2017	75,000,000	75,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.362%	10/10/2017	03/08/2018	50,000,000	50,000,000
Bank of Montreal, 3 Month USD LIBOR + 0.17%(b)	1.484%	11/24/2017	05/23/2018	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.260%	10/10/2017	10/10/2017	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.320%	12/21/2017	12/21/2017	104,000,000	104,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.380%	01/22/2018	01/22/2018	75,000,000	75,000,000
BNP Paribas(a)	1.280%	10/02/2017	10/02/2017	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.29%(b)	1.527%	11/01/2017	12/01/2017	50,000,000	50,000,000

See accompanying notes to schedules of investments.

1

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Citibank NA(a)	1.240%	10/06/2017	10/06/2017	$50,000,000	$50,000,000
Citibank NA(a)	1.300%	10/03/2017	10/03/2017	75,000,000	75,000,000
Citibank NA(a)	1.300%	10/12/2017	10/12/2017	50,000,000	50,000,000
Cooperatieve Rabobank(a)	1.240%	10/05/2017	10/05/2017	18,000,000	18,000,000
ING Bank NV, 1 Month USD LIBOR + 0.13%(b)	1.365%	10/09/2017	02/09/2018	115,000,000	115,000,000
ING Bank NV, 1 Month USD LIBOR + 0.23%(b)	1.461%	10/04/2017	11/06/2017	53,000,000	53,000,000
ING Bank NV, 1 Month USD LIBOR + 0.26%(b)	1.497%	10/16/2017	10/16/2017	51,000,000	51,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18%(b)	1.416%	10/20/2017	04/20/2018	75,000,000	75,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.15%(b)	1.381%	11/03/2017	11/03/2017	75,000,000	75,000,000
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.14%(b)	1.376%	10/12/2017	01/12/2018	35,000,000	35,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.13%(b)	1.440%	12/12/2017	06/12/2018	75,000,000	75,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.24%(b)	1.477%	10/19/2017	04/19/2018	72,000,000	72,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.35%(b)	1.581%	10/10/2017	03/07/2018	100,000,000	100,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.46%(b)	1.697%	10/24/2017	10/24/2017	48,000,000	48,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	1.436%	10/13/2017	02/13/2018	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	1.439%	10/31/2017	03/29/2018	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.26%(b)	1.496%	10/13/2017	10/13/2017	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/16/2017	12/15/2017	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13%(b)	1.361%	11/03/2017	04/03/2018	75,000,000	75,000,000
Swedbank AB(a)	1.130%	10/04/2017	10/04/2017	200,000,000	200,000,000
Toronto Dominion Bank, 1 Month USD LIBOR + 0.34%(b)	1.571%	11/03/2017	03/05/2018	50,000,000	50,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.10%(b)	1.332%	10/10/2017	11/09/2017	50,000,000	50,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.351%	10/10/2017	02/07/2018	55,000,000	55,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/18/2017	10/18/2017	67,500,000	67,500,000

TOTAL CERTIFICATES OF DEPOSIT					2,403,809,996

See accompanying notes to schedules of investments.

2

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – 27.5%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.11%(b)	1.346%	10/23/2017	03/22/2018	$90,000,000	$89,993,660
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15%(b)	1.381%	10/02/2017	07/02/2018	94,000,000	94,000,000
Bank Nederlandse Gemeenten(a)	1.210%	10/06/2017	10/06/2017	60,000,000	59,989,917
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.514%	11/23/2017	02/23/2018	32,000,000	32,000,000
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.516%	11/21/2017	02/21/2018	49,000,000	49,000,000
Bank of Nova Scotia, 1 Month USD LIBOR + 0.28%(b)	1.517%	10/02/2017	12/01/2017	75,000,000	75,000,000
BNP Paribas(a)	1.140%	10/03/2017	10/03/2017	125,000,000	124,992,083
Caisse des Depots et Consignations(a)	1.320%	10/27/2017	10/27/2017	75,000,000	74,928,500
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19%(b)	1.426%	10/23/2017	05/22/2018	75,000,000	75,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24%(b)	1.477%	10/16/2017	08/14/2018	50,000,000	50,000,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17%(b)	1.407%	10/02/2017	06/01/2018	75,000,000	75,000,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19%(b)	1.426%	10/10/2017	09/07/2018	100,000,000	100,000,000
DBS Bank Ltd.(a)	1.310%	10/10/2017	10/10/2017	100,000,000	99,967,250
DBS Bank Ltd.(a)	1.310%	10/12/2017	10/12/2017	100,000,000	99,959,972
DBS Bank Ltd.(a)	1.320%	11/01/2017	11/01/2017	75,000,000	74,914,750
GE Capital Treasury Services US LLC(a)	1.080%	10/02/2017	10/02/2017	50,000,000	49,998,500
GE Capital Treasury Services US LLC, 1 Month USD LIBOR + 0.09%(b)	1.324%	10/30/2017	02/22/2018	52,000,000	52,000,000
HSBC Bank PLC, 1 Month USD LIBOR + 0.16%(b)	1.389%	10/18/2017	05/18/2018	100,000,000	100,000,000
ING U.S. Funding LLC, 1 Month USD LIBOR + 0.24%(b)	1.471%	10/04/2017	05/04/2018	72,000,000	72,000,000
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14%(b)	1.443%	10/09/2017	04/06/2018	50,000,000	50,000,000
National Australia Bank Ltd., 1 Month USD LIBOR + 0.37%(b)	1.607%	10/23/2017	10/23/2017	75,000,000	75,000,000
NRW Bank(a)	1.415%	02/05/2018	02/05/2018	100,000,000	99,500,819
Skandinaviska Enskilda Banken AB(a)	1.300%	12/22/2017	12/22/2017	96,000,000	95,715,733
Societe Generale(a)	1.340%	10/31/2017	10/31/2017	89,000,000	88,900,617
Swedbank AB(a)	1.325%	11/08/2017	11/08/2017	90,000,000	89,874,125
Toronto Dominion Bank(a)	1.200%	10/03/2017	10/03/2017	200,000,000	199,986,778
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	1.382%	10/09/2017	03/05/2018	33,000,000	33,000,000
UBS AG, 1 Month USD LIBOR + 0.20%(b)	1.432%	10/06/2017	04/06/2018	100,000,000	100,000,000

See accompanying notes to schedules of investments.

3

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
United Overseas Bank Ltd.(a)	1.180%	10/04/2017	10/04/2017	$100,000,000	$99,990,167
United Overseas Bank Ltd.(a)	1.370%	01/12/2018	01/12/2018	53,000,000	52,792,255
Westpac Banking Corp., 1 Month USD LIBOR + 0.15%(b)	1.386%	10/13/2017	07/13/2018	75,000,000	75,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	1.416%	10/13/2017	08/13/2018	50,000,000	50,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.19%(b)	1.425%	11/01/2017	08/31/2018	75,000,000	75,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	1.466%	10/13/2017	04/13/2018	53,000,000	53,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,686,505,126

OTHER COMMERCIAL PAPER – 1.2%
General Electric Co.(a)	1.080%	10/02/2017	10/02/2017	120,000,000	119,996,400

OTHER NOTES – 27.2%
Bank of America NA, 1 Month USD LIBOR + 0.11%(b)	1.342%	10/09/2017	01/08/2018	100,000,000	100,000,000
Bank of America NA, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/17/2017	11/17/2017	50,000,000	50,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.371%	10/02/2017	01/02/2018	74,000,000	74,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.371%	10/04/2017	01/04/2018	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.080%	10/02/2017	10/02/2017	150,000,000	150,000,000
BNP Paribas(a)	1.070%	10/02/2017	10/02/2017	133,406,000	133,406,000
Canadian Imperial Bank of Commerce(a)	1.050%	10/02/2017	10/02/2017	200,000,000	200,000,000
Citibank NA(a)	1.110%	10/02/2017	10/02/2017	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank(a)	1.060%	10/02/2017	10/02/2017	125,000,000	125,000,000
DnB Bank ASA(a)	1.050%	10/02/2017	10/02/2017	449,000,000	449,000,000
Lloyds Bank PLC(a)	1.050%	10/02/2017	10/02/2017	275,000,000	275,000,000
National Australia Bank Ltd.(a)	1.050%	10/02/2017	10/02/2017	250,000,000	250,000,000
Nordea Bank AB(a)	1.050%	10/02/2017	10/02/2017	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB(a)	1.060%	10/02/2017	10/02/2017	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	1.050%	10/02/2017	10/02/2017	275,000,000	275,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.566%	12/05/2017	12/05/2017	50,000,000	50,013,967

TOTAL OTHER NOTES					2,656,419,967

See accompanying notes to schedules of investments.

4

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Associations, 3.610% – 8.482% due 04/25/2024 – 03/25/2049, and Federal National Mortgage Associations, 1.297% – 6.640% due 05/17/2036 – 09/25/2043, valued at $58,320,001); expected proceeds $54,004,815	1.070%	10/02/2017	10/02/2017	$54,000,000	$54,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Associations, 0.100% – 3.380% due 03/25/2025 – 07/25/2046, Federal National Mortgage Associations, 2.724% – 4.500% due 02/01/2034 – 01/01/2047, Government National Mortgage Association, 2.250% – 5.372% due 11/20/2038 – 02/15/2059, and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, valued at $20,400,922); expected proceeds $20,001,733	1.040%	10/02/2017	10/02/2017	20,000,000	20,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal National Mortgage Association, 4.000% due 12/01/2044, and a U.S. Treasury Note, 1.625% due 11/15/2022, valued at $19,380,037); expected proceeds $19,001,710	1.080%	10/02/2017	10/02/2017	19,000,000	19,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal Home Loan Mortgage Association, 1.125% due 06/12/2020, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $30,602,760); expected proceeds $30,002,650	1.060%	10/02/2017	10/02/2017	30,000,000	30,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					123,000,000

OTHER REPURCHASE AGREEMENTS – 3.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various Corporate Bonds, 1.050% – 7.500% due 12/01/2017 – 01/15/2044, valued at $53,047,527); expected proceeds $50,005,458	1.310%	10/02/2017	10/02/2017	50,000,000	50,000,000

See accompanying notes to schedules of investments.

5

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various Corporates Bonds, 1.816% – 7.717% due 10/05/2017 – 02/26/2055, and a Federal National Mortgage Association, 1.500% due 06/22/2020, valued at $271,499,775); expected proceeds $250,027,292	1.310%	10/02/2017	10/02/2017	$250,000,000	$250,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					300,000,000

TOTAL INVESTMENTS – 97.6%(c) (Cost $9,546,977,248)					9,547,647,084
Other Assets In Excess of Liabilities – 2.4%					231,932,267

NET ASSETS – 100.0%					$9,779,579,351

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Also represents the cost for federal tax purposes.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,257,915,595	$–	$1,257,915,595
Certificates of Deposit	–	2,403,809,996	–	2,403,809,996
Financial Company Commercial Paper	–	2,686,505,126	–	2,686,505,126
Other Commercial Paper	–	119,996,400	–	119,996,400
Other Notes	–	2,656,419,967	–	2,656,419,967
Government Agency Repurchase Agreements	–	123,000,000	–	123,000,000
Other Repurchase Agreements	–	300,000,000	–	300,000,000

Total Investments	$–	$9,547,647,084	$–	$9,547,647,084

See accompanying notes to schedules of investments.

6

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 41.4%
Federal Farm Credit Bank(a)	1.030%	12/14/2017	12/14/2017	$20,000,000	$19,957,656
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(b)	1.087%	10/02/2017	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(b)	1.112%	10/03/2017	10/03/2017	98,200,000	98,199,945
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(b)	1.196%	10/02/2017	11/30/2017	150,000,000	149,996,887
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(b)	1.201%	10/02/2017	10/30/2017	125,000,000	124,999,699
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(b)	1.296%	10/07/2017	11/07/2017	150,000,000	149,999,387
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.12%(b)	1.352%	10/21/2017	03/21/2018	37,800,000	37,848,585
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(b)	1.052%	10/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(b)	1.362%	10/04/2017	12/04/2017	125,000,000	125,031,267
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35%(b)	0.957%	10/22/2017	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(b)	1.009%	10/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank(a)	1.029%	10/11/2017	10/11/2017	163,000,000	162,953,409
Federal Home Loan Bank(a)	1.032%	11/29/2017	11/29/2017	382,000,000	381,353,911
Federal Home Loan Bank(a)	1.035%	11/17/2017	11/17/2017	399,000,000	398,460,851
Federal Home Loan Bank(a)	1.035%	11/28/2017	11/28/2017	381,000,000	380,366,487
Federal Home Loan Bank(a)	1.039%	11/15/2017	11/15/2017	248,500,000	248,177,261
Federal Home Loan Bank(a)	1.041%	12/01/2017	12/01/2017	199,000,000	198,648,981
Federal Home Loan Bank(a)	1.047%	12/06/2017	12/06/2017	497,500,000	496,545,049
Federal Home Loan Bank(a)	1.049%	12/20/2017	12/20/2017	251,000,000	250,414,891
Federal Home Loan Bank(a)	1.050%	12/07/2017	12/07/2017	392,000,000	391,233,967
Federal Home Loan Bank(a)	1.055%	10/04/2017	10/04/2017	250,000,000	249,978,021
Federal Home Loan Bank(a)	1.055%	10/06/2017	10/06/2017	350,000,000	349,948,715
Federal Home Loan Bank(a)	1.058%	10/18/2017	10/18/2017	300,000,000	299,850,117
Federal Home Loan Bank(a)	1.070%	11/16/2017	11/16/2017	50,000,000	49,931,639
Federal Home Loan Bank(a)	1.074%	11/01/2017	11/01/2017	200,000,000	199,815,033
Federal Home Loan Bank(a)	1.080%	01/09/2018	01/09/2018	157,300,000	156,828,100
Federal Home Loan Bank(a)	1.085%	01/12/2018	01/12/2018	98,300,000	97,994,847

See accompanying notes to schedules of investments.

7

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(b)	1.092%	10/25/2017	01/25/2018	$211,000,000	$211,000,000
Federal Home Loan Bank(a)	1.095%	10/24/2017	10/24/2017	50,000,000	49,965,021
Federal Home Loan Bank(a)	1.100%	11/27/2017	11/27/2017	496,000,000	495,136,133
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.105%	10/09/2017	01/09/2018	185,700,000	185,700,000
Federal Home Loan Bank(a)	1.134%	01/19/2018	01/19/2018	150,000,000	149,480,250
Federal Home Loan Bank(a)	1.145%	01/03/2018	01/03/2018	250,000,000	249,252,569
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(b)	1.040%	12/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17%(b)	1.067%	10/01/2017	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(b)	1.074%	10/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(b)	1.089%	10/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.157%	10/14/2017	12/14/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(b)	1.231%	11/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(b)	1.244%	10/02/2017	11/28/2017	250,000,000	249,997,983
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39%(b)	0.929%	10/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.117%	10/01/2017	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(b)	1.135%	11/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.19%(b)	1.141%	12/28/2017	06/28/2018	398,550,000	398,550,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(b)	1.222%	10/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.101%	10/05/2017	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.156%	10/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(b)	0.979%	10/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(b)	1.011%	12/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.119%	10/17/2017	08/17/2018	335,300,000	335,332,080
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.162%	10/01/2017	03/01/2019	250,000,000	250,000,000

See accompanying notes to schedules of investments.

8

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(b)	1.129%	11/13/2017	11/13/2017	$125,000,000	$125,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(b)	1.037%	12/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(b)	1.077%	10/06/2017	10/06/2017	210,400,000	210,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.107%	10/25/2017	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.118%	10/26/2017	10/26/2018	850,000,000	849,916,194
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.154%	10/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08%(b)	1.312%	10/08/2017	01/08/2018	50,000,000	50,026,913
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(b)	1.242%	10/06/2017	04/06/2018	90,000,000	89,999,924
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(b)	0.965%	10/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(a)	1.000%	10/25/2017	10/25/2017	223,750,000	223,600,833
Federal Home Loan Mortgage Corp.(a)	1.010%	11/27/2017	11/27/2017	108,214,000	108,040,948
Federal Home Loan Mortgage Corp.(a)	1.010%	12/01/2017	12/01/2017	61,600,000	61,494,578
Federal Home Loan Mortgage Corp.(a)	1.015%	10/06/2017	10/06/2017	446,400,000	446,337,070
Federal Home Loan Mortgage Corp.(a)	1.030%	12/11/2017	12/11/2017	197,144,000	196,743,524
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.23%(b)	1.074%	10/17/2017	07/17/2018	100,000,000	99,988,601
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16%(b)	1.075%	10/11/2017	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15%(b)	1.087%	10/21/2017	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(b)	1.246%	12/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.03%(b)	1.273%	10/08/2017	01/08/2018	118,400,000	118,470,198
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(b)	1.276%	10/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(a)	1.000%	10/26/2017	10/26/2017	14,474,000	14,463,949
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(b)	0.973%	12/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(a)	1.014%	11/29/2017	11/29/2017	362,039,000	361,437,351
Federal National Mortgage Assoc.(a)	1.020%	12/01/2017	12/01/2017	387,200,000	386,530,789
Federal National Mortgage Assoc.(a)	1.025%	12/20/2017	12/20/2017	136,000,000	135,690,222
Federal National Mortgage Assoc.(a)	1.035%	10/04/2017	10/04/2017	358,500,000	358,469,079

See accompanying notes to schedules of investments.

9

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	1.040%	10/10/2017	10/10/2017	$250,000,000	$249,935,000
Federal National Mortgage Assoc.(a)	1.050%	10/02/2017	10/02/2017	396,600,000	396,588,432
Federal National Mortgage Assoc.(a)	1.050%	10/18/2017	10/18/2017	956,100,000	955,625,934
Federal National Mortgage Assoc.(a)	1.060%	10/23/2017	10/23/2017	478,000,000	477,690,362
Federal National Mortgage Assoc.(a)	1.130%	01/03/2018	01/03/2018	88,073,000	87,813,136
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(b)	1.241%	10/05/2017	10/05/2017	75,000,000	74,999,679
Federal National Mortgage Assoc., 3 Month USD LIBOR - 0.03%(b)	1.275%	10/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR - 0.05%(b)	1.276%	12/21/2017	03/21/2018	250,000,000	250,199,400

TOTAL GOVERNMENT AGENCY DEBT					21,223,410,857

TREASURY DEBT – 17.0%
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	400,000,000	399,481,222
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	499,000,000	498,841,977
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	400,000,000	399,549,333
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	399,800,000	398,724,930
U.S. Treasury Bill(a)	1.045%	10/05/2017	10/05/2017	700,000,000	699,919,111
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	200,000,000	199,646,667
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	150,000,000	149,701,292
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	400,000,000	399,617,822
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	650,000,000	648,595,363
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	1,120,750,000	1,118,036,970
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	600,000,000	599,509,075
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	488,900,000	486,148,000
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	250,000,000	249,934,258
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	49,900,000	49,896,154
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	253,000,000	253,114,216
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	170,000,000	170,266,484
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	298,900,000	298,912,681
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	678,566,000	679,022,655
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	650,500,000	650,921,041
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	382,000,000	382,400,604

TOTAL TREASURY DEBT					8,732,239,855

See accompanying notes to schedules of investments.

10

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal National Mortgage Associations, 2.125% – 6.250% due 04/24/2026 – 05/15/2029, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $94,868,221); expected proceeds $93,008,060	1.040%	10/02/2017	10/02/2017	$93,000,000	$93,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by Government National Mortgage Associations, 3.500% – 6.500% due 04/20/2026 – 08/20/2047, valued at $510,000,000); expected proceeds $500,099,167	1.020%	10/05/2017	10/05/2017	500,000,000	500,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/04/2018, Federal Home Loan Mortgage Corporations, 0.000% – 1.100% due 10/04/2017 – 12/14/2029, U.S. Treasury Bonds, 8.875% – 9.125% due 05/15/2018 – 02/15/2019, and a U.S. Treasury Note, 1.375% due 01/31/2021, valued at $54,060,010); expected proceeds $53,004,549	1.030%	10/02/2017	10/02/2017	53,000,000	53,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 0.625% – 1.383% due 08/07/2018 – 09/28/2020, Federal Home Loan Discount Notes, 0.000% due 10/11/2017 – 02/01/2018, Federal Home Loan Mortgage Corporations, 1.050% – 1.375% due 03/29/2018 – 05/01/2020, and Federal National Mortgage Associations, 1.300% – 1.375% due 12/30/2019 – 02/26/2021, valued at $204,000,453); expected proceeds $200,040,833	1.050%	10/06/2017	10/06/2017	200,000,000	200,000,000

See accompanying notes to schedules of investments.

11

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 0.875% – 1.383% due 06/29/2018 – 09/28/2020, a Federal Home Loan Discount Note, 0.000% due 04/02/2018, a Federal Home Loan Mortgage Corporation, 1.625% due 09/29/2020, and a Federal National Mortgage Association, 1.700% due 09/29/2020, valued at $204,000,960); expected proceeds $200,017,833	1.070%	10/02/2017	10/02/2017	$200,000,000	$200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by Federal Farm Credit Banks, 1.300% – 3.000% due 09/04/2018 – 05/19/2036, Federal Home Loan Banks, 0.750% – 3.000% due 11/21/2017 – 09/06/2041, a Federal Home Loan Discount Note, 0.000% due 01/31/2018, Federal Home Loan Mortgage Corporations, 0.875% – 1.700% due 12/15/2017 – 06/30/2021, and Federal National Mortgage Associations, 1.375% – 1.750% due 12/27/2019 – 06/09/2031, valued at $255,000,427); expected proceeds $250,049,583	1.020%	10/05/2017	10/05/2017	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 3.375% – 5.625% due 06/08/2029 – 03/14/2036, Federal National Mortgage Associations, 5.625% – 6.625% due 11/15/2030 – 07/15/2037, and a U.S. Treasury Note, 2.375% due 05/15/2027, valued at $103,022,528); expected proceeds $101,009,006	1.070%	10/02/2017	10/02/2017	101,000,000	101,000,000

See accompanying notes to schedules of investments.

12

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/18/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 10/31/2017 – 08/15/2038, Federal National Mortgage Associations, 1.687% – 2.237% due 06/25/2021 – 05/25/2037, Government National Mortgage Associations, 1.428% – 1.778% due 08/16/2022 – 05/20/2037, a Resolution Funding Strip, 0.000% due 10/15/2020, U.S. Treasury Bills, 0.000% due 12/28/2017 – 01/02/2018, a U.S. Treasury Bond, 2.500% due 02/15/2046, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.875% – 2.750% due 10/15/2017 – 10/31/2023, valued at $665,730,016); expected proceeds $650,347,750

	1.070%	10/06/2017	10/06/2017	$650,000,000	$650,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal National Mortgage Association, 1.000% due 04/30/2018, a Federal Home Loan Mortgage Corporation, 2.234% due 08/15/2038, a U.S. Treasury Bond, 8.500% due 02/15/2020, and U.S. Treasury Notes, 1.875% – 2.500% due 02/28/2022 – 11/15/2024, valued at $306,000,093); expected proceeds $300,026,000	1.040%	10/02/2017	10/02/2017	300,000,000	300,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal Farm Credit Bank, 2.400% due 09/21/2026, a Federal Home Loan Mortgage Corporation, 1.125% due 06/05/2020, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes, 2.000% – 2.125% due 07/31/2020 – 02/29/2024, valued at $264,203,118); expected proceeds $259,022,663	1.050%	10/02/2017	10/02/2017	259,000,000	259,000,000

See accompanying notes to schedules of investments.

13

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 12/01/2024 – 05/01/2047, and Federal National Mortgage Associations, 2.000% – 6.000% due 12/01/2021 – 06/01/2056, valued at $2,346,207,230); expected proceeds $2,300,203,167	1.060%	10/02/2017	10/02/2017	$2,300,000,000	$2,300,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,906,000,000

TREASURY REPURCHASE AGREEMENTS – 26.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/19/2017 – 01/04/2018, U.S. Treasury Bonds, 2.875% – 3.125% due 08/15/2044 – 11/15/2046, and U.S. Treasury Notes, 0.750% – 2.250% due 10/31/2017 – 11/15/2025, valued at $522,285,316); expected proceeds $512,044,373	1.040%	10/02/2017	10/02/2017	512,000,000	512,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Note, 1.125% due 01/31/2019, valued at $306,000,041); expected proceeds $300,026,500	1.060%	10/02/2017	10/02/2017	300,000,000	300,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2018 – 07/15/2026, and U.S. Treasury Notes, 1.375% – 2.000% due 12/15/2019 – 07/31/2022, valued at $1,344,360,008); expected proceeds $1,318,114,227	1.040%	10/02/2017	10/02/2017	1,318,000,000	1,318,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, valued at $156,060,052); expected proceeds $153,013,005	1.020%	10/02/2017	10/02/2017	153,000,000	153,000,000

See accompanying notes to schedules of investments.

14

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.375% – 2.250% due 03/31/2019 – 02/29/2024, valued at $561,000,008); expected proceeds $550,113,361	1.060%	10/06/2017	10/06/2017	$550,000,000	$550,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/22/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.750% due 05/31/2019 – 02/15/2024, valued at $346,800,092); expected proceeds $340,138,833	1.050%	10/06/2017	10/06/2017	340,000,000	340,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/25/2017 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $102,000,003); expected proceeds $100,020,028	1.030%	10/02/2017	10/02/2017	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/27/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.375% due 11/30/2018 – 08/15/2024, valued at $510,000,058); expected proceeds $500,101,111	1.040%	10/04/2017	10/04/2017	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $153,000,008); expected proceeds $150,030,333	1.040%	10/05/2017	10/05/2017	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bonds, 2.750% – 8.000% due 11/15/2021 – 11/15/2042, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $3,191,265,946); expected proceeds $3,191,265,917	1.000%	10/02/2017	10/02/2017	3,191,000,000	3,191,000,000

See accompanying notes to schedules of investments.

15

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 4.250% due 05/15/2039, and a U.S. Treasury Note, 1.375% due 02/15/2020, valued at $255,000,004); expected proceeds $250,020,833	1.000%	10/02/2017	10/02/2017	$250,000,000	$250,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) dated 09/27/2017 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2018 – 05/15/2027, valued at $306,002,113); expected proceeds $300,058,917	1.010%	10/04/2017	10/04/2017	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.750% – 2.125% due 10/31/2017 – 08/15/2021, valued at $450,840,681); expected proceeds $442,038,675	1.050%	10/02/2017	10/02/2017	442,000,000	442,000,000
Agreement with Lloyds Bank PLC, dated 08/16/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2023 – 02/15/2043, and a U.S. Treasury Bond, 1.625% due 06/30/2020, valued at $230,063,049); expected proceeds $225,661,250(c)	1.150%	10/02/2017	11/16/2017	225,000,000	225,000,000
Agreement with Lloyds Bank PLC, dated 09/07/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, and U.S. Treasury Bonds, 1.000% – 2.250% due 12/31/2018 – 08/15/2025, valued at $510,884,499); expected proceeds $501,478,750(c)	1.170%	12/07/2017	12/07/2017	500,000,000	500,000,000
Agreement with Lloyds Bank PLC, dated 09/27/2017 (collateralized by U.S. Treasury Inflation Index Bills, 0.125% – 0.375% due 04/15/2020 – 01/15/2027, U.S. Treasury Bonds, 0.875% – 2.250% due 07/15/2018 – 08/15/2025, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, valued at $1,275,819,434); expected proceeds $1,250,250,347	1.030%	10/04/2017	10/04/2017	1,250,000,000	1,250,000,000

See accompanying notes to schedules of investments.

16

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with MUFG Securities, dated 09/28/2017 (collateralized by U.S. Treasury Notes, 1.500% – 2.625% due 08/15/2020 – 11/15/2026, valued at $355,900,472); expected proceeds $350,121,333	1.040%	10/06/2017	10/06/2017	$350,000,000	$350,000,000
Agreement with MUFG Securities, dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.375% – 2.000% due 09/30/2018 – 02/15/2023, valued at $459,072,385); expected proceeds $450,038,625	1.030%	10/02/2017	10/02/2017	450,000,000	450,000,000
Agreement with MUFG Securities, dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.625% due 08/15/2020 – 02/15/2027, valued at $459,994,480); expected proceeds $450,091,000	1.030%	10/06/2017	10/06/2017	450,000,000	450,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 4.375% due 11/15/2039 – 08/15/2044, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.750% – 2.000% due 03/15/2018 – 10/31/2021, valued at $816,000,023); expected proceeds $800,161,778	1.040%	10/05/2017	10/05/2017	800,000,000	800,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.375% due 11/15/2039 – 11/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2027, and U.S. Treasury Notes, 0.750% – 2.500% due 02/28/2018 – 03/31/2024, valued at $765,000,012); expected proceeds $750,066,875	1.070%	10/02/2017	10/02/2017	750,000,000	750,000,000

See accompanying notes to schedules of investments.

17

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/05/2017 – 07/19/2018, U.S. Treasury Bonds, 2.875% – 9.000% due 11/15/2018 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 2.000% – 2.375% due 01/15/2025 – 01/15/2026, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, U.S. Treasury Notes, 0.750% – 4.250% due 10/31/2017 – 02/15/2027, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 08/15/2027, valued at $510,000,036); expected proceeds $500,045,833	1.100%	10/02/2017	10/02/2017	$500,000,000	$500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,381,000,000

TOTAL INVESTMENTS – 94.1%(d)(e)					48,242,650,712
Other Assets in Excess of Liabilities – 5.9%					3,053,190,884

NET ASSETS – 100.0%					$51,295,841,596

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Illiquid security. These securities represent $725,000,000 or 1.4% of net assets as of September 30, 2017.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

18

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 99.7%
U.S. Treasury Bill(a)	1.000%	11/24/2017	11/24/2017	$459,081,000	$458,390,172
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	400,000,000	399,481,222
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	1,562,447,000	1,561,975,973
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	900,000,000	899,034,750
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	449,900,000	448,687,862
U.S. Treasury Bill(a)	1.050%	10/19/2017	10/19/2017	1,759,227,000	1,758,371,877
U.S. Treasury Bill(a)	1.050%	12/28/2017	12/28/2017	646,000,000	644,346,517
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	575,000,000	574,025,417
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	575,000,000	573,901,479
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	1,229,535,000	1,228,453,001
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	640,000,000	638,623,573
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	800,000,000	798,083,936
U.S. Treasury Bill(a)	1.130%	01/04/2018	01/04/2018	74,250,000	74,028,591
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	1,798,500,000	1,797,234,286
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	141,850,000	141,051,523
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	273,500,000	273,425,606
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	15,600,000	15,598,798
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	72,000,000	72,032,498
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	49,000,000	49,076,818
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	225,500,000	225,503,848
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.223%	10/02/2017	10/31/2018	185,000,000	185,352,312
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	400,000,000	400,346,406
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	536,820,000	537,057,903
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	689,000,000	689,568,551

TOTAL INVESTMENTS – 99.7%(c)(d)					14,443,652,919
Other Assets In Excess of Liabilities – 0.3%					37,314,887

NET ASSETS – 100.0%					$14,480,967,806

See accompanying notes to schedules of investments.

19

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

20

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 62.5%
U.S. Treasury Bill(a)	1.000%	11/24/2017	11/24/2017	$117,000,000	$116,824,500
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	200,000,000	199,740,611
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	500,000,000	499,846,996
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	200,000,000	199,774,667
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	249,900,000	249,228,014
U.S. Treasury Bill(a)	1.045%	10/05/2017	10/05/2017	725,000,000	724,919,681
U.S. Treasury Bill(a)	1.050%	10/19/2017	10/19/2017	200,000,000	199,895,000
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	350,000,000	349,404,583
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	175,000,000	174,660,812
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	250,000,000	249,761,156
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	450,000,000	449,035,051
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	750,000,000	748,209,936
U.S. Treasury Bill(a)	1.130%	01/04/2018	01/04/2018	50,000,000	49,850,903
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	400,000,000	399,672,720
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	102,000,000	101,425,842
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	421,000,000	420,883,336
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	10,700,000	10,699,175
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	53,000,000	53,023,940
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	205,000,000	205,273,302
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	285,900,000	285,892,460
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.223%	10/02/2017	10/31/2018	130,000,000	130,247,569
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	245,000,000	245,215,653
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	333,836,000	333,972,234
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	489,750,000	490,149,016

TOTAL TREASURY DEBT					6,887,607,157

See accompanying notes to schedules of investments.

21

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 28.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 10/12/2017, a U.S. Treasury Bond, 2.875% due 08/15/2045, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2019 – 07/15/2027, and U.S. Treasury Notes, 0.625% – 2.250% due 10/31/2017 – 11/15/2025, valued at $460,059,869); expected proceeds $451,039,087	1.040%	10/02/2017	10/02/2017	$451,000,000	$451,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, U.S. Treasury Notes, 1.750% – 3.500% due 02/15/2022 – 04/30/2022, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 08/15/2022, valued at $227,460,000); expected proceeds $223,018,955	1.020%	10/02/2017	10/02/2017	223,000,000	223,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.875% due 07/15/2018, valued at $17,340,063); expected proceeds $17,001,502	1.060%	10/02/2017	10/02/2017	17,000,000	17,000,000
Agreement with Credit Agricole Corporate & Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/22/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and a U.S. Treasury Note, 1.750% due 05/15/2022, valued at $35,700,101); expected proceeds $35,014,292	1.050%	10/06/2017	10/06/2017	35,000,000	35,000,000
Agreement with Credit Agricole Corporate & Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $102,000,090); expected proceeds $100,020,222	1.040%	10/05/2017	10/05/2017	100,000,000	100,000,000

See accompanying notes to schedules of investments.

22

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, and U.S. Treasury Notes, 3.375% – 3.625% due 11/15/2019 – 02/15/2021, valued at $1,790,149,203 expected proceeds $1,790,149,167	1.000%	10/02/2017	10/02/2017	$1,790,000,000	$1,790,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2017 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2026, valued at $102,004,950); expected proceeds $100,019,639	1.010%	10/04/2017	10/04/2017	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/18/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/11/2018, U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2044 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.625% – 1.250% due 07/15/2020 – 07/15/2021, U.S. Treasury Notes, 1.125% – 2.000% due 04/30/2020 – 04/30/2024, and a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $102,000,000); expected proceeds $100,092,139	1.070%	10/06/2017	10/06/2017	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/12/2017 – 01/14/2018, U.S. Treasury Bonds, 1.143% – 8.750% due 10/31/2018 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 2.500% – 3.875% due 04/15/2028 – 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 04/15/2022, and U.S. Treasury Notes, 0.625% – 4.250% due 09/30/2017 – 04/30/2024, valued at $153,000,094); expected proceeds $150,013,000	1.040%	10/02/2017	10/02/2017	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2024, valued at $21,012,060); expected proceeds $20,601,803	1.050%	10/02/2017	10/02/2017	20,600,000	20,600,000

See accompanying notes to schedules of investments.

23

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 01/18/2018 – 01/25/2018, U.S. Treasury Bonds, 3.000% – 4.250% due 11/15/2040 – 11/15/2045, and U.S. Treasury Notes, 1.250% – 2.250% due 08/31/2019 – 08/15/2027, valued at $181,575,913); expected proceeds $178,015,575	1.050%	10/02/2017	10/02/2017	$178,000,000	$178,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,164,600,000

TOTAL INVESTMENTS – 91.2%(c)(d)					10,052,207,157
Other Assets in Excess of Liabilities – 8.8%					966,449,659

NET ASSETS – 100.0%					$11,018,656,816

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

24

State Street Institutional Investment Trust

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

25

State Street Institutional Investment Trust

Notes to Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2017.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$9,778,907,649	$673,114	$–	$673,114

26

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial and Accounting Officer) of the State Street Institutional Investment Trust

Date: November 21, 2017